UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07852

USAA Mutual Funds Trust
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas			78256
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-235-8396

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

Item 1. Reports to Stockholders.

NOVEMBER 30, 2019

Semi Annual Report

USAA Cornerstone Aggressive Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Supplemental Information	38
Expense Examples	38
Proxy Voting and Portfolio Holdings Information	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

Top 10 Holdings*

11/30/19

(% of Net Assets)

iShares Core S&P 500 ETF	8.2%
Schwab Fundamental International Large Co. Index ETF	6.3%
iShares Core MSCI EAFE ETF	6.2%
Vanguard FTSE Developed Markets ETF	3.6%
Vanguard FTSE Europe ETF	3.4%
iShares Core MSCI Emerging Markets ETF	3.2%
Schwab Fundamental Emerging Markets Large Co. Index ETF	3.2%
iShares MSCI Canada ETF	2.8%
Vanguard Real Estate ETF	2.4%
Vanguard Total Stock Market ETF	2.2%

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund (continued)	November 30, 2019

  (Unaudited)

Asset Allocation*:

11/30/19

(% of Net Assets)

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (0.5%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 4/18/22 @ 100	$240	$246
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 8/18/22 @ 100	86	87
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100 (a)	136	136
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	165	168
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100 (a)	120	121
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24 (a)	75	75
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 7/15/22 @ 100 (a)	110	112
Goal Capital Funding Trust, Series 2005-2, Class A4, 2.11% (LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (b)	238	229
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	100	100
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	50	50
Navient Student Loan Trust, Series 2015-2, Class B, 3.21% (LIBOR01M+150bps), 8/25/50, Callable 3/25/28 @ 100 (b)	50	49
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	35	36
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	280	289
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 12/20/19 @ 100 (a)	63	64
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	137	138
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 9/15/21 @ 100 (a)	150	154
Total Asset Backed Securities (Cost $2,028)		2,054
Collateralized Mortgage Obligations (0.2%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	39	12
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	7	7
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	87	90
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	150	155
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.28% (LIBOR01M+250bps), 10/7/21 (a) (b)	160	161
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57 (d)	112	115
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 1.95% (LIBOR01M+19bps), 2/15/40 (b)	2	1
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49 (c) (e)	620	53

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	$13	$12
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (a) (c)	798	31
Total Collateralized Mortgage Obligations (Cost $640)		637
Common Stocks (30.2%)
Communication Services (2.5%):
AMC Networks, Inc., Class A (f) (g)	1,908	73
AT&T, Inc.	75,799	2,833
CenturyLink, Inc.	22,655	328
Comcast Corp., Class A	56,955	2,516
Discovery, Inc., Class C (f)	8,952	273
Entravision Communications Corp., Class A	18,529	53
InterActive Corp. (f)	1,097	244
Liberty Media Corp-Liberty SiriusXM, Class A (f)	5,627	274
Omnicom Group, Inc.	5,100	405
Shenandoah Telecommunications Co.	1,240	47
Sinclair Broadcast Group, Inc., Class A	1,955	68
Sirius XM Holdings, Inc. (g)	58,809	410
Take-Two Interactive Software, Inc. (f)	2,174	264
Tegna, Inc.	6,510	100
Twitter, Inc. (f)	6,143	190
Verizon Communications, Inc.	24,400	1,470
Viacom, Inc., Class B	9,861	237
Vonage Holdings Corp. (f)	3,269	26
		9,811
Consumer Discretionary (3.1%):
American Axle & Manufacturing Holdings, Inc. (f)	5,753	57
Asbury Automotive Group, Inc. (f)	545	60
AutoZone, Inc. (f)	283	333
Bed Bath & Beyond, Inc. (g)	6,326	92
Best Buy Co., Inc.	3,699	298
Big Lots, Inc.	1,277	27
Bloomin' Brands, Inc.	1,853	45
Booking Holdings, Inc. (f)	284	541
Brunswick Corp.	1,042	61
Carnival Corp.	7,228	326
Carter's, Inc.	1,544	160
Cracker Barrel Old Country Store, Inc. (g)	791	122
Dana, Inc.	3,963	67
Deckers Outdoor Corp. (f)	398	67
Del Taco Restaurants, Inc. (f)	3,863	29
Dick's Sporting Goods, Inc.	1,633	75
Dollar General Corp.	1,567	246
eBay, Inc.	7,441	264
Ethan Allen Interiors, Inc.	2,456	44
Foot Locker, Inc.	4,409	177
Ford Motor Co.	50,542	458

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Gentex Corp.	3,509	$100
Group 1 Automotive, Inc.	930	96
Hasbro, Inc.	2,134	217
Helen of Troy Ltd. (f) (g)	197	32
Hilton Worldwide Holdings, Inc.	3,610	379
Kontoor Brands, Inc. (g)	1,290	46
La-Z-Boy, Inc.	1,627	51
Lennar Corp., Class A	8,496	507
Lowe's Cos., Inc.	6,455	757
McDonald's Corp.	3,592	699
Nike, Inc., Class B	9,958	931
Office Depot, Inc.	28,220	63
O'Reilly Automotive, Inc. (f)	481	213
Penske Automotive Group, Inc.	801	40
Ross Stores, Inc.	3,065	356
Starbucks Corp.	13,198	1,127
Steven Madden Ltd.	1,606	68
Sturm Ruger & Co., Inc.	1,145	52
The Buckle, Inc.	1,984	55
The Home Depot, Inc.	7,637	1,685
Thor Industries, Inc.	1,615	103
Toll Brothers, Inc.	1,717	69
Williams-Sonoma, Inc.	1,271	88
Yum! Brands, Inc.	3,849	387
		11,670
Consumer Staples (1.9%):
Altria Group, Inc.	13,910	691
Cal-Maine Foods, Inc.	1,100	48
Colgate-Palmolive Co.	5,299	359
Flowers Foods, Inc.	4,376	94
Hostess Brands, Inc. (f)	4,202	57
Ingles Markets, Inc., Class A	1,194	53
Kimberly-Clark Corp.	1,423	194
Nu Skin Enterprises, Inc., Class A	850	33
Sanderson Farms, Inc.	328	54
Spectrum Brands Holdings, Inc.	1,541	96
Sysco Corp.	3,380	272
The Procter & Gamble Co.	19,278	2,354
Tyson Foods, Inc., Class A	3,800	342
US Foods Holding Corp. (f)	3,421	136
Walgreens Boots Alliance, Inc.	12,224	729
Walmart, Inc.	11,372	1,354
		6,866
Energy (1.4%):
Chevron Corp.	6,617	775
ConocoPhillips	7,809	468
Core Laboratories N.V.	1,350	59
Delek US Holdings, Inc.	3,738	128
Dril-Quip, Inc. (f)	1,367	58

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	17,019	$1,161
HollyFrontier Corp.	4,842	250
Laredo Petroleum, Inc. (f)	14,531	31
Marathon Petroleum Corp.	7,838	475
Matador Resources Co. (f) (g)	3,275	46
Occidental Petroleum Corp.	7,347	283
Par Pacific Holdings, Inc. (f)	3,353	83
PBF Energy, Inc., Class A	4,742	148
Phillips 66	7,386	848
Valero Energy Corp.	5,825	556
		5,369
Financials (4.2%):
Ally Financial, Inc.	10,391	331
American Equity Investment Life Holding Co.	3,481	103
Bank of Hawaii Corp.	1,985	179
BankUnited, Inc.	4,390	154
Cadence BanCorp	5,644	93
Capital One Financial Corp.	8,023	803
Chimera Investment Corp.	7,168	146
Citigroup, Inc.	30,880	2,319
Cullen/Frost Bankers, Inc.	1,733	162
Discover Financial Services	9,349	793
Employers Holdings, Inc.	2,530	109
Essent Group Ltd.	3,880	212
FactSet Research Systems, Inc.	1,108	288
First BanCorp.	5,226	55
Great Western BanCorp, Inc.	3,921	135
Intercontinental Exchange, Inc.	3,913	368
JPMorgan Chase & Co.	12,783	1,684
Ladder Capital Corp.	7,181	124
Legg Mason, Inc.	2,553	100
Lincoln National Corp.	5,285	312
LPL Financial Holdings, Inc.	1,727	159
Marsh & McLennan Cos., Inc.	3,171	343
MetLife, Inc.	10,985	548
MGIC Investment Corp.	5,120	74
Nelnet, Inc., Class A	1,852	117
Primerica, Inc.	1,068	143
Radian Group, Inc.	3,786	98
Regions Financial Corp.	26,872	447
S&P Global, Inc.	4,317	1,143
Synchrony Financial	13,138	491
Synovus Financial Corp.	1,582	60
T. Rowe Price Group, Inc.	3,506	433
The Allstate Corp.	2,942	328
The Progressive Corp.	7,676	561
The Travelers Cos., Inc.	1,867	255
U.S. Bancorp	6,077	365
Universal Insurance Holdings, Inc.	1,506	44
Waddell & Reed Financial, Inc., Class A	6,385	103

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	778	$51
Webster Financial Corp.	2,031	99
Wells Fargo & Co.	20,388	1,110
Western Alliance Bancorp	3,395	177
World Acceptance Corp. (f)	582	55
		15,674
Health Care (4.1%):
Abbott Laboratories	8,098	692
AbbVie, Inc.	17,816	1,563
Acadia Healthcare Co., Inc. (f)	1,592	51
Amedisys, Inc. (f)	903	147
Amgen, Inc.	6,947	1,631
AMN Healthcare Services, Inc. (f)	1,629	97
ANI Pharmaceuticals, Inc. (f)	492	30
Biogen, Inc. (f)	2,679	803
Bio-Rad Laboratories, Inc., Class A (f)	223	82
Bristol-Myers Squibb Co.	7,961	453
Bruker Corp.	2,509	128
Cambrex Corp. (f)	591	35
Chemed Corp.	326	140
Corcept Therapeutics, Inc. (f)	4,584	59
Covetrus, Inc. (f)	4,448	64
CVS Health Corp.	9,218	694
Danaher Corp.	2,780	406
Eagle Pharmaceuticals, Inc. (f)	532	31
Edwards Lifesciences Corp. (f)	1,272	312
Eli Lilly & Co.	4,196	492
Emergent BioSolutions, Inc. (f)	730	40
Encompass Health Corp.	1,481	105
Exelixis, Inc. (f)	7,396	123
Gilead Sciences, Inc.	16,359	1,100
Halozyme Therapeutics, Inc. (f)	3,493	68
HealthEquity, Inc. (f)	879	55
Hill-Rom Holdings, Inc.	1,207	129
Horizon Therapeutics PLC (f)	1,785	59
IQVIA Holdings, Inc. (f)	2,223	326
Laboratory Corp. of America Holdings (f)	1,564	269
Lantheus Holdings, Inc. (f)	1,100	23
Masimo Corp. (f)	871	135
McKesson Corp.	2,216	321
Medpace Holdings, Inc. (f)	643	49
Merck & Co., Inc.	19,095	1,665
Meridian Bioscience, Inc.	5,995	55
Molina Healthcare, Inc. (f)	951	129
Novocure Ltd. (f)	689	64
Patterson Cos., Inc.	4,429	86
PerkinElmer, Inc.	1,688	157
Pfizer, Inc.	46,594	1,795
Phibro Animal Health Corp., Class A	1,936	47
PRA Health Sciences, Inc. (f)	911	99

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (f)	1,823	$69
Select Medical Holdings Corp. (f)	4,899	108
Stryker Corp.	1,772	363
Supernus Pharmaceuticals, Inc. (f)	2,113	49
Zoetis, Inc.	2,969	358
		15,756
Industrials (2.9%):
3M Co.	4,428	752
ACCO Brands Corp.	5,819	53
AECOM (f)	3,262	141
Aerojet Rocketdyne Holdings, Inc. (f)	627	28
Air Transport Services Group, Inc. (f)	1,054	26
Allison Transmission Holdings, Inc.	2,665	129
Apogee Enterprises, Inc.	2,260	86
Atkore International Group, Inc. (f)	3,514	147
Avis Budget Group, Inc. (f)	1,850	55
Cintas Corp.	1,650	425
Cornerstone Building Brands, Inc. (f)	3,417	24
Crane Co.	1,408	117
Cummins, Inc.	1,786	327
Delta Air Lines, Inc.	5,877	337
Deluxe Corp.	1,349	69
Eaton Corp. PLC	7,799	722
EnPro Industries, Inc.	737	49
FTI Consulting, Inc. (f)	704	77
Generac Holdings, Inc. (f)	764	75
Herman Miller, Inc.	2,375	113
Hexcel Corp.	527	42
Hillenbrand, Inc.	2,411	76
IAA, Inc. (f)	1,277	58
IDEX Corp.	2,154	351
Illinois Tool Works, Inc.	1,869	326
Ingersoll-Rand PLC	1,923	252
Johnson Controls International PLC	9,236	395
KAR Auction Services, Inc.	1,632	34
Knoll, Inc.	3,583	99
L3Harris Technologies, Inc.	1,525	307
Lockheed Martin Corp.	1,621	634
Masonite International Corp. (f)	794	57
Meritor, Inc. (f)	4,655	118
MSC Industrial Direct Co., Inc.	1,330	98
Northrop Grumman Corp.	1,050	369
nVent Electric PLC	2,507	62
Oshkosh Corp.	737	67
PACCAR, Inc.	6,335	514
Patrick Industries, Inc. (f)	1,367	68
Pitney Bowes, Inc. (g)	9,680	46
Regal Beloit Corp.	1,558	127
Rockwell Automation, Inc.	1,584	310
Roper Technologies, Inc.	1,058	381

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rush Enterprises, Inc., Class A	2,044	$94
Ryder System, Inc.	1,165	62
Snap-on, Inc.	1,492	239
Spirit Aerosystems Holdings, Inc., Class A	3,343	291
Steelcase, Inc., Class A	4,545	82
The Boeing Co.	4,038	1,478
The Greenbrier Cos., Inc. (g)	1,234	35
The Timken Co.	2,731	144
Trinity Industries, Inc.	2,635	55
Wabash National Corp.	6,172	97
Waste Management, Inc.	2,507	283
Werner Enterprises, Inc.	1,617	59
WESCO International, Inc. (f)	2,047	107
		11,569
Information Technology (6.7%):
Apple, Inc.	21,092	5,636
Automatic Data Processing, Inc.	2,036	348
Belden, Inc.	941	51
CACI International, Inc., Class A (f)	421	101
Cadence Design Systems, Inc. (f)	3,875	272
Cardtronics PLC, Class A (f)	878	37
CDW Corp.	2,188	294
Ciena Corp. (f)	1,264	48
Cirrus Logic, Inc. (f)	1,873	134
Coherent, Inc. (f)	861	130
CoreLogic, Inc. (f)	2,081	86
CSG Systems International, Inc.	2,236	128
Euronet Worldwide, Inc. (f)	992	156
Fair Isaac Corp. (f)	247	91
Fiserv, Inc. (f)	2,708	315
Hewlett Packard Enterprises Co.	20,085	318
HP, Inc.	21,419	430
Insight Enterprises, Inc. (f)	1,048	69
Intel Corp.	36,367	2,111
InterDigital, Inc.	1,249	71
International Business Machines Corp.	11,689	1,571
Intuit, Inc.	1,735	449
J2 Global, Inc.	1,543	150
Jabil, Inc.	2,849	111
KEMET Corp.	2,279	61
Kulicke & Soffa Industries, Inc.	3,039	76
Lam Research Corp.	2,307	616
LogMeIn, Inc.	915	71
Manhattan Associates, Inc. (f)	1,900	159
Maximus, Inc.	1,950	146
Methode Electronics, Inc.	1,780	66
Microsoft Corp. (h)	28,798	4,359
MKS Instruments, Inc.	682	72
NCR Corp. (f)	4,102	135
NIC, Inc.	5,010	114

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oracle Corp.	28,950	$1,625
Paylocity Holding Corp. (f)	416	51
PayPal Holdings, Inc. (f)	6,366	687
Perspecta, Inc.	2,887	80
QUALCOMM, Inc.	5,309	444
Science Applications International Corp.	1,020	87
Seagate Technology PLC	4,712	281
TE Connectivity Ltd.	2,685	249
Tech Data Corp. (f)	959	139
Teradyne, Inc.	3,031	190
Texas Instruments, Inc.	4,727	568
The Hackett Group, Inc.	6,939	106
Ultra Clean Holdings, Inc. (f)	5,752	128
VeriSign, Inc. (f)	1,598	305
Visa, Inc., Class A	8,572	1,581
Western Digital Corp.	3,192	161
		25,664
Materials (1.1%):
Air Products & Chemicals, Inc.	1,570	372
Berry Global Group, Inc. (f)	3,248	152
Celanese Corp., Series A	2,130	267
Cleveland-Cliffs, Inc. (g)	3,942	31
Corteva, Inc.	6,291	164
Domtar Corp.	2,537	95
Huntsman Corp.	3,057	69
Hycroft Mining Corp. (f) (i) (m)	8,197	—	(j)
Kraton Corp. (f)	1,662	37
LyondellBasell Industries NV, Class A	7,319	677
Nucor Corp.	6,077	343
Reliance Steel & Aluminum Co.	1,416	168
Resolute Forest Products, Inc.	11,525	46
Schweitzer-Mauduit International, Inc.	2,533	111
Silgan Holdings, Inc.	4,734	146
The Sherwin-Williams Co.	623	363
Trinseo SA	2,045	78
Warrior Met Coal, Inc.	2,699	55
Westrock Co.	8,737	352
		3,526
Real Estate (1.4%):
Brixmor Property Group, Inc.	5,273	116
CBRE Group, Inc., Class A (f)	10,790	615
CoreCivic, Inc.	3,807	58
Crown Castle International Corp.	2,958	395
EPR Properties (g)	1,807	128
Equity Residential	3,249	276
Essex Property Trust, Inc.	604	189
Gaming and Leisure Properties, Inc.	4,908	207
Host Hotels & Resorts, Inc.	27,644	484
Jones Lang LaSalle, Inc.	464	77

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Kimco Realty Corp.	17,002	$368
Lamar Advertising Co., Class A (g)	2,464	206
LTC Properties, Inc.	3,382	158
Medical Properties Trust, Inc.	10,675	222
Omega Healthcare Investors, Inc.	2,784	117
Outfront Media, Inc., Class A	1,409	35
PotlatchDeltic Corp.	3,170	138
Public Storage	740	156
Service Properties Trust	4,392	102
Spirit Realty Capital, Inc.	902	47
Tanger Factory Outlet Centers, Inc. (g)	7,517	114
The GEO Group, Inc.	6,082	84
Ventas, Inc.	2,539	148
Vornado Realty Trust	7,036	454
Welltower, Inc.	2,028	172
		5,066
Utilities (0.9%):
Consolidated Edison, Inc.	2,598	226
Dominion Energy, Inc.	2,879	239
DTE Energy Co.	1,490	186
Duke Energy Corp.	6,225	548
Evergy, Inc.	4,798	304
Exelon Corp.	9,837	437
IDACORP, Inc.	1,244	131
New Jersey Resources Corp.	3,140	134
NextEra Energy, Inc.	1,865	436
PPL Corp.	9,468	322
Southwest Gas Holdings, Inc.	1,584	120
The Southern Co.	3,438	213
		3,296
Total Common Stocks (Cost $102,785)		114,267
Preferred Stocks (0.2%)
Communication Services (0.1%):
Qwest Corp., 6.50%, 9/1/56	$8,000	200
Consumer Staples (0.1%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%, 9/26/23 (k)	8,000	221
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%, 1/14/20 (a) (k)	2,000	197
		418
Financials (0.0%):
Delphi Financial Group, Inc., 5.10% (LIBOR03M+319bps), 5/15/37 (b) (m)	12,000	263
Total Preferred Stocks (Cost $914)		881

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (0.1%)
Academy Ltd., 1st Lien Term Loan B, 5.78% (LIBOR01M+400bps), 7/2/22, Callable 1/10/20 @ 100 (b)	$292	$217
Total Senior Secured Loans (Cost $248)		217
Corporate Bonds (2.6%)
Communication Services (0.1%):
Verizon Communications, Inc., 4.50%, 8/10/33	224	262
Consumer Discretionary (0.0%): (l)
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	90	90
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	75	76
		166
Consumer Staples (0.2%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	187	218
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	200	200
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	84	86
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	150	153
		657
Energy (0.4%):
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	187	190
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100 (d)	112	112
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	150	140
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (h)	100	148
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	400	391
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	150	146
Southern Union Co., 4.93% (LIBOR03M+302bps), 11/1/66, Callable 1/13/20 @ 100 (b)	190	132
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	75	75
		1,334
Financials (1.0%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (h)	100	102
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	96	97
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	200	211
BMW US Capital LLC, 3.25%, 8/14/20 (a) (h)	400	403
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	150	150
Cullen/Frost Capital Trust II, 3.69% (LIBOR03M+155bps), 3/1/34, Callable 1/13/20 @ 100 (b)	175	149
First Maryland Capital I, 3.00% (LIBOR03M+100bps), 1/15/27, Callable 1/13/20 @ 100 (b)	50	47
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	250	252
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	96	95
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (a) (h)	300	305

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
HSB Group, Inc., 2.91% (LIBOR03M+91bps), 7/15/27, Callable 1/13/20 @ 100 (b)	$200	$172
Hyundai Capital America, 3.75%, 7/8/21 (a) (h)	350	357
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	150	151
Nationwide Mutual Insurance Co., 4.41% (LIBOR03M+229bps), 12/15/24, Callable 1/13/20 @ 100 (a) (b)	300	299
PNC Bank NA, 2.70%, 10/22/29	250	251
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	200	217
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	150	152
SunTrust Capital, 2.58% (LIBOR03M+67bps), 5/15/27, Callable 1/13/20 @ 100 (b)	200	190
Texas Capital Bank NA, 5.25%, 1/31/26	75	78
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	40	43
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	150	148
		3,869
Health Care (0.2%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	150	152
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	290	296
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	187	207
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	112	112
		767
Industrials (0.2%):
Ashtead Capital, Inc. 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	27	27
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	20	20
Continental Airlines, 6.25%, 4/11/20	24	24
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	112	113
General Electric Co., 5.50%, 1/8/20, MTN	105	105
Ryder System, Inc. 3.50%, 6/1/21, MTN (h)	350	356
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	187	188
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	175	176
United Airlines Pass Through Trust, 2.90%, 11/1/29	200	201
		1,210
Information Technology (0.2%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	200	199
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	243	267
		466
Materials (0.0%):
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	187	188
Real Estate (0.1%):
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	187	187

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SBA Tower Trust, 2.84%, 1/15/25 (a)	$87	$87
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	17	18
		292
Utilities (0.2%):
Alabama Power Co., 3.85%, 12/1/42	112	122
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	183	182
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	112	122
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	267	270
		696
Total Corporate Bonds (Cost $9,804)		9,907
Yankee Dollars (0.5%)
Energy (0.0%): (l)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	64	67
Financials (0.4%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	350	361
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	112	113
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a) (h)	100	104
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	200	211
Schahin II Finance Co. SPV Ltd. 8.00%, 5/25/20 PIK (a) (i) (p)	6	6
5.88%, 9/25/22 (a) (m) (q)	261	19
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	400	400
		1,214
Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	200	197
Materials (0.0%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	113	109
Teck Resources Ltd., 6.13%, 10/1/35	120	139
		248
Total Yankee Dollars (Cost $1,879)		1,726
Municipal Bonds (0.4%)
Florida (0.0%): (l)
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	75	74
Georgia (0.1%): (l)
Athens Housing Authority Revenue, 2.42%, 12/1/26 (d)	160	160

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (0.0%): (l)
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	$72	$72
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	37	37
		109
New York (0.1%):
New York State Dormitory Authority Revenue, Series B, 2.83%, 7/1/31 (d)	185	185
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	43	43
		228
Pennsylvania (0.2%):
Scranton School District, GO(INS — Build America Mutual Assurance Co.), 3.10%, 4/1/30	371	372
State Public School Building Authority Revenue, 3.05%, 4/1/28	75	75
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31 (d)	75	75
Series C, 2.58%, 9/15/32 (d)	40	40
Series C, 2.63%, 9/15/33 (d)	75	75
		637
Texas (0.0%):
City of Houston, Texas Combined Utility System Revenue, 3.72%, 11/15/28	95	105
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29 (d)	75	75
State of Texas, GO, 3.00%, 4/1/28 (d)	112	118
		298
Total Municipal Bonds (Cost $1,504)		1,506
U.S. Government Agency Mortgages (3.5%)
Federal Home Loan Mortgage Corporation Series K047, Class A2, 3.33%, 5/25/25	300	319
Series K053, Class A2, 3.00%, 12/25/25	700	734
3.00%, 4/1/46	402	412
3.50%, 4/1/46	2,157	2,247
3.00%, 6/1/46	1,212	1,241
3.00%, 9/1/46	438	448
3.00%, 10/1/46	221	226
3.00%, 11/1/46	748	766
3.00%, 1/1/47	1,555	1,591
3.00%, 1/1/47	791	810
3.00%, 3/1/47	766	784
3.00%, 4/1/47	244	250
3.00%, 4/1/47	815	831
3.00%, 9/1/47	631	644
3.00%, 10/1/47	420	428
3.50%, 4/1/48	425	437
		12,168

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	$229	$229
4.00%, 4/1/49	806	838
		1,067
Total U.S. Government Agency Mortgages (Cost $13,031)		13,235
U.S. Treasury Obligations (6.4%)
U.S. Treasury Bonds 3.00%, 8/15/48 (h)	1,500	1,753
3.38%, 11/15/48 (h)	1,000	1,252
2.38%, 11/15/49	1,000	1,038
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	1,000	1,070
U.S. Treasury Notes 2.50%, 1/31/21 (h)	500	505
1.63%, 11/15/22	8,000	8,004
1.63%, 4/30/23	800	800
2.00%, 2/15/25	100	102
2.25%, 11/15/25	1,000	1,031
1.63%, 2/15/26	3,200	3,184
2.25%, 2/15/27	2,600	2,692
2.38%, 5/15/27 (h)	1,500	1,568
2.75%, 2/15/28 (h)	1,000	1,077
Total U.S. Treasury Obligations (Cost $23,377)		24,076
Exchange-Traded Funds (54.2%)
First Trust Global Tactical Commodity Strategy Fund	16,300	298
Invesco DB Commodity Index Tracking Fund (g)	28,600	438
Invesco FTSE RAFI Developed Markets ex-US ETF	69,390	2,871
Invesco FTSE RAFI Emerging Markets ETF	259,557	5,409
Invesco Fundamental High Yield Corporate Bond ETF (g)	19,941	379
iShares 20+ Year Treasury Bond ETF	21,694	3,046
iShares 7-10 Year Treasury Bond ETF	17,030	1,900
iShares Core MSCI EAFE ETF	369,200	23,562
iShares Core MSCI Emerging Markets ETF	238,277	12,193
iShares Core S&P 500 ETF	97,705	30,882
iShares Core U.S. Aggregate Bond ETF	17,889	2,019
iShares Edge MSCI Min Vol EAFE ETF	2,267	170
iShares Edge MSCI Min Vol Emerging Markets ETF	15,063	859
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,509	1,985
iShares MSCI Canada ETF (g)	355,741	10,541
iShares MSCI United Kingdom ETF (g)	72,000	2,371
Schwab Fundamental Emerging Markets Large Co. Index ETF	423,120	12,139
Schwab Fundamental International Large Co. Index ETF	827,101	23,754
Schwab Fundamental International Small Co. Index ETF	91,800	2,996
SPDR S&P Emerging Markets Smallcap ETF (g)	14,790	653
U.S. Commodity Index Fund	48,800	1,709
VanEck Vectors Gold Miners ETF	138,553	3,752
VanEck Vectors Junior Gold Miners ETF	12,000	458
Vanguard FTSE All-World ex-US ETF	61,665	3,216

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Vanguard FTSE Developed Markets ETF	315,579	$13,560
Vanguard FTSE Emerging Markets ETF	800	34
Vanguard FTSE Europe ETF (g)	228,200	12,868
Vanguard Mortgage-Backed Securities ETF	42,233	2,249
Vanguard Real Estate ETF	96,195	8,953
Vanguard S&P 500 ETF (h)	25,975	7,498
Vanguard Short-Term Bond ETF (g)	44,404	3,586
Vanguard Total Stock Market ETF (h)	50,940	8,151
WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	756
Total Exchange-Traded Funds (Cost $189,422)		205,255
Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	16,000	692
Total Affiliated Exchange-Traded Funds (Cost $770)		692
Commercial Paper (0.8%)
Alliant Energy, 2.86%, 12/2/19 (n)	500	500
CSLB Holdings, Inc., 2.10%, 12/6/19 (n)	300	300
Energy Transfer Partner LP, 4.00%, 12/2/19 (n)	505	505
FMC Corp., 2.64%, 12/2/19 (n)	540	539
Royal Caribbean Cruises, 2.40%, 12/3/19 (n)	328	328
Spire, Inc., 2.12%, 12/5/19 (n)	250	250
Viacom, Inc., 2.64%, 12/2/19 (n)	447	447
Total Commercial Paper (Cost $2,870)		2,869
Collateral for Securities Loaned^ (3.6%)
HSBC US Government Money Market Fund, I Shares, 1.58% (o)	13,551,555	13,553
Total Collateral for Securities Loaned (Cost $13,552)		13,553
Total Investments (Cost $362,825) — 103.4%		390,875
Liabilities in excess of other assets — (3.4)%		(12,833)
NET ASSETS — 100.00%		$378,042

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $4,852 (thousands) and amounted to 1.3% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2019.

(c)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2019.

(d)  Security purchased on a when-issued basis.

(e)  Interest only.

(f)  Non-income producing security.

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(g)  All or a portion of this security is on loan.

(h)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(i)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of November 30, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(j)  Rounds to less than $1.

(k)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(l)  Amount represents less than 0.05% of net assets.

(m)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2019, illiquid securities were 0.1% of the Fund's net assets.

(n)  Rate represents the effective yield at November 30, 2019.

(o)  Rate disclosed is the daily yield on November 30, 2019.

(p)  All of the coupon is paid in kind.

(q)  Defaulted security

bps — Basis points

ETF — Exchange-Traded Fund

GO — General Obligation

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PIK — Paid In-Kind security

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of November 30, 2019

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Aggressive Fund
Assets:
Affiliated investments, at value (Cost $770)	$692
Unaffiliated investments, at value (Cost $362,055)	390,183	(a)
Cash and cash equivalents	1,141
Receivables:
Interest and dividends	480
Capital shares issued	301
From Adviser	200
Prepaid expenses	1
Total assets	392,998
Liabilities:
Payables:
Collateral received on loaned securities	13,552
Investments purchased	954
Capital shares redeemed	142
Accrued expenses and other payables:
Investment advisory fees	186
Administration fees	46
Custody fees	2
Transfer agent fees	11
Compliance fees	—	(b)
Other accrued expenses	63
Total liabilities	14,956
Net Assets:
Capital	344,623
Total distributable earnings/(loss)	33,419
Net assets	$378,042
Shares (unlimited number of shares authorized with no par value):	29,494
Net asset value, offering and redemption price per share: (c)	$12.82

(a)  Includes $13,122 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

20

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Aggressive Fund
Investment Income:
Income distributions from affiliated funds	$2
Dividends	4,096
Interest	795
Securities lending (net of fees)	20
Foreign tax withholding	— (a)
Total income	4,913
Expenses:
Investment advisory fees	1,105
Administration fees	276
Custodian fees	26
Transfer agent fees	591
Trustees' fees	20
Compliance fees	1
Legal and audit fees	44
State registration and filing fees	12
Sub-Administration fees	31
Other expenses	49
Total expenses	2,155
Expenses waived/reimbursed by Adviser	(111)
Expenses waived/reimbursed by AMCO	(25)
Net expenses	2,019
Net Investment Income (Loss)	2,894
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	1,178
Net realized gains (losses) from futures contracts	137
Net change in unrealized appreciation/depreciation on affiliated funds	12
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	28,119
Net change in unrealized appreciation/depreciation on futures contracts	40
Net realized/unrealized gains (losses) on investments	29,486
Change in net assets resulting from operations	$32,380

(a)  Rounds to less than $1.

See notes to financial statements.

21

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Aggressive Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$2,894	$5,370
Net realized gains (losses) from investments	1,315	4,198
Net change in unrealized appreciation (depreciation) on investments	28,171	(20,470)
Change in net assets resulting from operations	32,380	(10,902)
Change in net assets resulting from distributions to shareholders	—	(18,397)
Change in net assets resulting from capital transactions	(5,748)	35,941
Change in net assets	26,632	6,642
Net Assets:
Beginning of period	351,410	344,768
End of period	$378,042	$351,410
Capital Transactions:
Proceeds from shares issued	$23,473	$78,995
Distributions reinvested	—	17,634
Cost of shares redeemed	(29,221)	(60,688)
Change in net assets resulting from capital transactions	$(5,748)	$35,941
Share Transactions:
Issued	1,899	6,440
Reinvested	—	1,557
Redeemed	(2,368)	(4,947)
Change in Shares	(469)	3,050

See notes to financial statements.

22

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23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Aggressive Fund
Six Months Ended November 30, 2019 (unaudited)	$11.73	0.10	(d)	0.99	1.09	—	—
Year Ended May 31, 2019	$12.81	0.15		(0.57)	(0.42)	(0.18)	(0.48)
Year Ended May 31, 2018	$12.57	0.16		0.94	1.10	(0.14)	(0.72)
Year Ended May 31, 2017	$11.33	0.15		1.26	1.41	(0.17)	—
Year Ended May 31, 2016	$12.35	0.17		(0.95)	(0.78)	(0.16)	(0.08)
Year Ended May 31, 2015	$12.40	0.15		0.29	0.44	(0.17)	(0.32)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to usage of quantitative investment strategies.

(f)  Reflects increased trading activity due to changes in asset allocation strategies.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Aggressive Fund
Six Months Ended November 30, 2019 (unaudited)	—	$12.82	9.29%	1.10%	1.58%	1.17%	$378,042	39%
Year Ended May 31, 2019	(0.66)	$11.73	(3.04)%	1.10%	1.54%	1.24%	$351,410	95	%(e)
Year Ended May 31, 2018	(0.86)	$12.81	8.85%	1.10%	1.18%	1.25%	$344,768	65%
Year Ended May 31, 2017	(0.17)	$12.57	12.59%	1.10%	1.32%	1.36%	$283,867	70%
Year Ended May 31, 2016	(0.24)	$11.33	(6.26)%	1.10%	1.57%	1.46%	$222,224	81	%(f)
Year Ended May 31, 2015	(0.49)	$12.35	3.65%	1.10%	1.32%	1.45%	$202,327	46%

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Aggressive Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$—	$2,054	$—		$2,054
Collateralized Mortgage Obligations	—	637	—		637
Common Stocks	114,267	—	—	(a)	114,267
Preferred Stocks	420	461	—		881
Senior Secured Loans	—	217	—		217
Corporate Bonds	—	9,907	—		9,907
Yankee Dollars	—	1,720	6		1,726
Municipal Bonds	—	1,506	—		1,506
U.S. Government Agency Mortgages	—	13,235	—		13,235
U.S. Treasury Obligations	—	24,076	—		24,076
Exchange-Traded Funds	205,255	—	—		205,255
Affiliated Exchange-Traded Funds	692	—	—		692
Commercial Paper	—	2,869	—		2,869
Collateral for Securities Loaned	13,553	—	—		13,553
Total	$334,187	$56,682	$6		$390,875

(a) Amount is less than $1 thousand.
27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

During the period ended November 30, 2019, the Fund held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market. The Fund held no futures contracts at November 30, 2019.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2019 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$137	$40

All open derivative positions at year end are reflected in the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$13,122	$—	$13,552

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$124,007	$107,668	$15,812	$31,469

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annual rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $926 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $179 thousand and reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) ("affiliated ETFs"). The Fund's Advisor fee is reimbursed by VCM (and previously AMCO) to the extent of the indirect Advisor fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the period from July 1, 2019 through November 30, 2019, the Fund's Advisor fee was reimbursed by VCM in an amount of $1 thousand, of which $1 thousand is receivable from VCM. For the period from June 1, 2019 through June 30, 2019, the Fund's Advisor fee was reimbursed by AMCO in an amount of less than $1 thousand.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2019, the Fund had no subadvisers.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets. Amounts incurred from July 1, 2019 through November 30, 2019 are $231 thousand and are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets. Amounts incurred from June 1, 2019 through June 30, 2019 were $45 thousand and are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $494 thousand. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $97 thousand. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 1.10%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$111

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of 1.10% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund incurred reimbursements of $25 thousand. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results). In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through November 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$11,080	$7,317	$18,397

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$1,965	$(209)	$(716)	$1,040

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, REIT return of capital dividend, non-REIT return of capital dividend, futures contracts marked-to-market, hybrid interest accrual adjustment, partnership basis adjustments and rounding adjustments.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

As of the most recent tax year ended May 31, 2019, the Fund had no capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the most recent tax year ended May 31, 2019, the Fund deferred to June 1, 2019, post October capital losses of $209,000.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended November 30, 2019 were as follows (amount in thousands):

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	$680	$—	$—	$—	$12	$692	$2

37

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,092.90	$1,019.50	$5.76	$5.55	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

38

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

97452-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Cornerstone Conservative Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	20
Expense Examples	20
Proxy Voting and Portfolio Holdings Information	20
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek current income. The Fund also considers the potential for capital appreciation.

Asset Allocation*:

11/30/19

(% of Net Assets)

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (11.6%)
VictoryShares USAA Core Intermediate-Term Bond ETF	277,559	$14,443
VictoryShares USAA Core Short-Term Bond ETF (a)	4,500	228
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	23,867	1,032
VictoryShares USAA MSCI International Value Momentum Index ETF	59,919	2,758
VictoryShares USAA MSCI USA Small Cap Value Momentum Index ETF (a)	12,800	683
VictoryShares USAA MSCI USA Value Momentum Index ETF	98,450	5,227
Total Affiliated Exchange-Traded Funds (Cost $23,515)		24,371
Affiliated Mutual Funds (87.5%)
USAA Aggressive Growth Fund, Institutional Shares	27,891	1,263
USAA Capital Growth Fund, Institutional Shares	172,185	2,027
USAA Intermediate-Term Bond Fund, Institutional Shares	3,097,215	33,760
USAA Short-Term Bond Fund, Institutional Shares	614,594	5,673
USAA Emerging Markets Fund, Institutional Shares	146,108	2,633
USAA Government Securities Fund, Institutional Shares	4,326,816	42,921
USAA Growth Fund, Institutional Shares	55,786	1,795
USAA High Income Fund, Institutional Shares	795,870	6,200
USAA Income Fund, Institutional Shares	4,599,191	61,950
USAA Income Stock Fund, Institutional Shares	139,289	2,882
USAA International Fund, Institutional Shares	238,942	7,424
USAA Precious Metals and Minerals Fund, Institutional Shares	56,945	883
USAA 500 Index Fund, Rewards Shares	148,662	6,589
USAA Small Cap Stock Fund, Institutional Shares	124,068	2,196
USAA Target Managed Allocation Fund	381,539	4,281
USAA Value Fund, Institutional Shares	101,710	2,062
Total Affiliated Mutual Funds (Cost $173,408)		184,539
Collateral for Securities Loaned^ (0.2%)
HSBC US Government Money Market Fund, I Shares, 1.58% (b)	384,900	385
Total Collateral for Securities Loaned (Cost $385)		385
Total Investments (Cost $197,308) — 99.3%		209,295
Other assets in excess of liabilities — 0.7%		1,542
NET ASSETS — 100.00%		$210,837

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on November 30, 2019.

ETF — Exchange-Traded Fund

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Conservative Fund
Assets:
Affiliated investments, at value (Cost $196,923)	$208,910	(a)
Unaffiliated investments, at value (Cost $385)	385
Cash and cash equivalents	1,617
Receivables:
Interest	3
Distributions from affiliated funds	191
Capital shares issued	128
Receivable from Adviser	44
Prepaid expenses	1
Total assets	211,279
Liabilities:
Payables:
Collateral received on loaned securities	385
Capital shares redeemed	36
Accrued expenses and other payables:
Compliance fees	—	(b)
Other accrued expenses	21
Total liabilities	442
Net Assets:
Capital	200,654
Total distributable earnings/(loss)	10,183
Net assets	$210,837
Shares (unlimited number of shares authorized with no par value):
Fund Shares	18,974
Net asset value, offering and redemption price per share: (c)	$11.11

(a)  Includes $374 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Conservative Fund
Investment Income:
Income distributions from affiliated funds	$2,697
Interest	27
Securities lending (net of fees)	2
Total income	2,726
Expenses:
Custodian fees	8
Trustees' fees	20
Compliance fees	1
Legal and audit fees	36
State registration and filing fees	11
Printing fees	16
Sub-Administration fees	7
Other expenses	7
Total expenses	106
Expenses waived/reimbursed by AMCO	(4)
Net expenses	102
Net Investment Income (Loss)	2,624
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	(48)
Net change in unrealized appreciation/depreciation on affiliated funds	7,316
Net realized/unrealized gains (losses) on investments	7,268
Change in net assets resulting from operations	$9,892

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Conservative Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$2,624	$5,681
Net realized gains (losses) from investments	(48)	(1,042)
Net change in unrealized appreciation (depreciation) on investments	7,316	2,580
Change in net assets resulting from operations	9,892	7,219
Change in net assets resulting from distributions to shareholders	(2,759)	(5,667)
Change in net assets resulting from capital transactions	10,439	(4,579)
Change in net assets	17,572	(3,027)
Net Assets:
Beginning of period	193,265	196,292
End of period	$210,837	$193,265
Capital Transactions:
Proceeds from shares issued	$26,167	$39,964
Distributions reinvested	2,748	5,638
Cost of shares redeemed	(18,476)	(50,181)
Change in net assets resulting from capital transactions	$10,439	$(4,579)
Share Transactions:
Issued	2,385	3,799
Reinvested	252	542
Redeemed	(1,683)	(4,778)
Change in Shares	954	(437)

See notes to financial statements.

6

This page is intentionally left blank.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Conservative Fund
Six Months Ended November 30, 2019 (unaudited)	$10.72	0.14	(d)	0.40	0.54	(0.15)	—
Year Ended May 31, 2019	$10.64	0.32		0.08	0.40	(0.32)	—
Year Ended May 31, 2018	$10.76	0.30		(0.11)	0.19	(0.31)	—
Year Ended May 31, 2017	$10.27	0.31		0.49	0.80	(0.31)	—
Year Ended May 31, 2016	$10.68	0.35		(0.37)	(0.02)	(0.34)	(0.05)
Year Ended May 31, 2015	$10.77	0.31		(0.06)	0.25	(0.32)	(0.02)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid be each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects a return to normal trading levels after a prior year transition or allocation shift.

(f)  Reflects increased trading activity due to changes in asset allocation strategies.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Conservative Fund
Six Months Ended November 30, 2019 (unaudited)	(0.15)	$11.11	5.07%	0.10%	2.58%	0.10%	$210,837	2%
Year Ended May 31, 2019	(0.32)	$10.72	3.84%	0.10%	2.99%	0.12%	$193,265	22%
Year Ended May 31, 2018	(0.31)	$10.64	1.79%	0.10%	2.87%	0.12%	$196,292	5%
Year Ended May 31, 2017	(0.31)	$10.76	7.93%	0.10%	3.02%	0.15%	$174,754	7	%(e)
Year Ended May 31, 2016	(0.39)	$10.27	(0.05)%	0.10%	3.38%	0.15%	$137,705	43	%(f)
Year Ended May 31, 2015	(0.34)	$10.68	2.37%	0.10%	3.03%	0.15%	$145,626	5%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Conservative Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Fund's Adviser, Victory Capital Management Inc., an affiliate of the Fund.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$24,371	$—	$—	$24,371
Affiliated Mutual Funds	184,539	—	—	184,539
Collateral for Securities Loaned	385	—	—	385
Total	$209,295	$—	$—	$209,295

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$374	$—	$385

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$13,589	$3,597

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Fund for these services.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. AMCO did not receive any fees from the Fund for these services.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant under a Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Fund for these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. AMCO did not receive any fees from the Fund for these services.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA nor SAS received any fees from the Fund for these services.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 0.10%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, there are no amounts available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of 0.10% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limits is no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund incurred reimbursements of $4 thousand. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

The Fund may invest in underlying affiliated funds that invest in bonds. There is a risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, and other market factors. Bond prices generally are linked to prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund,

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of less than $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through November 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$5,667	$—	$5,667

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$1,081	$(2,145)	$4,114	$3,050

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended May 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$310	$1,835	$2,145

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended November 30, 2019 were as follows (amount in thousands):

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
Affiliated Holdings
USAA Government Securities Fund, Institutional Shares	$39,258	$4,953	$(1,608)	$(35)	$—	$353	$42,921	$516
USAA Capital Growth Fund, Institutional Shares	1,834	—	—	—	—	193	2,027	—
USAA Target Managed Allocation Fund	3,838	—	—	—	—	443	4,281	—
USAA Precious Metals and Minerals Fund, Institutional Shares	706	—	—	—	—	177	883	—
USAA High Income Fund, Institutional Shares	5,704	484	—	—	—	12	6,200	174
USAA Short-Term Bond Fund, Institutional Shares	5,582	67	—	—	—	24	5,673	79

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)		Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
USAA Intermediate-Term Bond Fund, Institutional Shares	$31,183	$2,361	$(551)	$—	*	$—	$767	$33,760	$577
USAA Income Fund, Institutional Shares	57,887	3,839	(1,437)	(13)		—	1,674	61,950	983
USAA Emerging Markets Fund, Institutional Shares	2,497	—	—	—		—	136	2,633	—
USAA International Fund, Institutional Shares	6,841	—	—	—		—	583	7,424	—
USAA Small Cap Stock Fund, Institutional Shares	1,949	—	—	—		—	247	2,196	—
USAA Value Fund, Institutional Shares	1,835	—	—	—		—	227	2,062	—
USAA Income Stock Fund, Institutional Shares	2,572	26	—	—		—	284	2,882	10
USAA Growth Fund, Institutional Shares	1,633	—	—	—		—	162	1,795	—
USAA Aggressive Growth Fund, Institutional Shares	1,160	—	—	—		—	103	1,263	—
USAA 500 Index Fund, Reward Shares	5,716	56	—	—		—	817	6,589	55
VictoryShares USAA Core Intermediate-Term Bond ETF	12,842	1,189	—	—		—	412	14,443	202
VictoryShares USAA Core Short-Term Bond ETF	227	—	—	—		—	1	228	3

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	$803	$204	$—	$—	$—	$25	$1,032	$2
VictoryShares USAA MSCI International Value Momentum Index ETF	2,410	204	—	—	—	144	2,758	39
VictoryShares USAA MSCI USA Small Cap Value Momentum Index ETF	620	—	—	—	—	63	683	8
VictoryShares USAA MSCI USA Value Momentum Index ETF	4,553	205	—	—	—	469	5,227	49
Total	$191,650	$13,588	$(3,596)	$(48)	$—	$7,316	$208,910	$2,697

*  Amount is less than $1 thousand.

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USAA Mutual Funds Trust	Supplemental Information November 30, 2019

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Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,050.70	$1,024.50	$0.51	$0.51	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

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Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

97450-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Cornerstone Equity Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	19
Expense Examples	19
Proxy Voting and Portfolio Holdings Information	19
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Cornerstone Equity Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term.

Asset Allocation*:

11/30/19

(% of Net Assets)

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Equity Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (35.7%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	240,400	$10,390
VictoryShares USAA MSCI International Value Momentum Index ETF	589,400	27,130
VictoryShares USAA MSCI USA Small Cap Value Momentum Index ETF (a)	134,800	7,196
VictoryShares USAA MSCI USA Value Momentum Index ETF	624,755	33,169
Total Affiliated Exchange-Traded Funds (Cost $81,024)		77,885
Affiliated Mutual Funds (63.9%)
USAA Aggressive Growth Fund, Institutional Shares	218,441	9,893
USAA Capital Growth Fund, Institutional Shares	540,273	6,359
USAA Emerging Markets Fund, Institutional Shares	472,321	8,511
USAA Growth Fund, Institutional Shares	308,150	9,916
USAA Income Stock Fund, Institutional Shares	469,001	9,704
USAA International Fund, Institutional Shares	1,009,314	31,360
USAA Precious Metals and Minerals Fund, Institutional Shares	81,815	1,269
USAA 500 Index Fund, Rewards Shares	674,634	29,900
USAA Small Cap Stock Fund, Institutional Shares	423,519	7,496
USAA Target Managed Allocation Fund	1,333,868	14,966
USAA Value Fund, Institutional Shares	483,717	9,805
Total Affiliated Mutual Funds (Cost $112,116)		139,179
Collateral for Securities Loaned^ (0.2%)
HSBC US Government Money Market Fund, I Shares, 1.58% (b)	473,000	473
Total Collateral for Securities Loaned (Cost $473)		473
Total Investments (Cost $193,613) — 99.8%		217,537
Other assets in excess of liabilities — 0.2%		511
NET ASSETS — 100.00%		$218,048

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on November 30, 2019.

ETF — Exchange-Traded Fund

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Equity Fund
Assets:
Affiliated investments, at value (Cost $193,140)	$217,064	(a)
Unaffiliated investments, at value (Cost $473)	473
Cash and cash equivalents	799
Receivables:
Interest	1
Capital shares issued	211
From Adviser	59
Prepaid expenses	1
Total assets	218,608
Liabilities:
Payables:
Collateral received on loaned securities	473
Capital shares redeemed	53
Accrued expenses and other payables:
Compliance fees	—	(b)
Other accrued expenses	34
Total liabilities	560
Net Assets:
Capital	187,308
Total distributable earnings/(loss)	30,740
Net assets	$218,048
Shares (unlimited number of shares authorized with no par value):
Fund Shares	14,249
Net asset value, offering and redemption price per share: (c)	$15.30

(a)  Includes $459 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Equity Fund
Investment Income:
Income distributions from affiliated funds	$1,194
Interest	8
Securities lending (net of fees)	3
Total income	1,205
Expenses:
Custodian fees	9
Trustees' fees	20
Compliance fees	1
Legal and audit fees	36
State registration and filing fees	10
Printing fees	24
Sub-Administration fees	7
Other expenses	8
Total expenses	115
Expenses waived/reimbursed by AMCO	(6)
Expenses waived/reimbursed by Adviser	(2)
Net expenses	107
Net Investment Income (Loss)	1,098
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	238
Net change in unrealized appreciation/depreciation on affiliated funds	18,888
Net realized/unrealized gains (losses) on investments	19,126
Change in net assets resulting from operations	$20,224

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Equity Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$1,098	$3,596
Net realized gains (losses) from investments	238	5,672
Net change in unrealized appreciation (depreciation) on investments	18,888	(18,237)
Change in net assets resulting from operations	20,224	(8,969)
Change in net assets resulting from distributions to shareholders	—	(11,645)
Change in net assets resulting from capital transactions	(4,464)	22,715
Capital Contribution from USAA Transfer Agency Company	—	1
Change in net assets	15,760	2,102
Net Assets:
Beginning of period	202,288	200,186
End of period	$218,048	$202,288
Capital Transactions:
Proceeds from shares issued	$17,430	$54,835
Distributions reinvested	—	11,622
Cost of shares redeemed	(21,894)	(43,742)
Change in net assets resulting from capital transactions	$(4,464)	$22,715
Share Transactions:
Issued	1,189	3,727
Reinvested	—	873
Redeemed	(1,492)	(2,970)
Change in Shares	(303)	1,630

See notes to financial statements.

6

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7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
USAA Cornerstone Equity Fund
Six Months Ended November 30, 2019 (unaudited)	$13.90	0.08	(d)	1.32	1.40	—	—	—
Year Ended May 31, 2019	$15.49	0.26		(0.99)	(0.73)	(0.25)	(0.61)	(0.86)
Year Ended May 31, 2018	$14.31	0.22		1.26	1.48	(0.22)	(0.08)	(0.30)
Year Ended May 31, 2017	$12.51	0.19		2.02	2.21	(0.19)	(0.22)	(0.41)
Year Ended May 31, 2016	$13.61	0.16		(0.82)	(0.66)	(0.15)	(0.29)	(0.44)
Year Ended May 31, 2015	$13.22	0.24		0.42	0.66	(0.24)	(0.03)	(0.27)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than 0.5%

(f)  Reflects increased usage of quantitative investment strategies.

(g)  Reflects an increase in trading activity due to asset allocation shifts.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)		Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Equity Fund
Six Months Ended November 30, 2019 (unaudited)	$15.30	10.07%	0.10%	1.04%		0.11%	$218,048	—	%(e)
Year Ended May 31, 2019	$13.90	(4.35)%	0.10%	1.79	%(f)	0.13%	$202,288	11%
Year Ended May 31, 2018	$15.49	10.32%	0.10%	1.46%		0.13%	$200,186	38	%(g)
Year Ended May 31, 2017	$14.31	17.99%	0.10%	1.39%		0.20%	$143,657	7%
Year Ended May 31, 2016	$12.51	(4.77)%	0.10%	1.36%		0.22%	$99,974	15%
Year Ended May 31, 2015	$13.61	5.08%	0.10%	1.77%		0.24%	$91,726	8%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Equity Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Fund's Adviser, Victory Capital Management Inc., an affiliate of the Fund.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$77,885	$—	$—	$77,885
Affiliated Mutual Funds	139,179	—	—	139,179
Collateral for Securities Loaned	473	—	—	473
Total	$217,537	$—	$—	$217,537

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$459	$—	$473

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$353	$3,354

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Fund for these services.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. AMCO did not receive any fees from the Fund for these services.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant under a Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Fund for these services.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. AMCO did not receive any fees from the Fund for these services.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA nor SAS received any fees from the Fund for these services. For the year ended May 31, 2019, the Fund recorded a capital contribution and a receivable from SAS of $1,000 for adjustments related to corrections to certain shareholder transactions.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 0.10%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$2

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of 0.10% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limits is no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund incurred reimbursements of $6 thousand. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

The Fund may invest in underlying affiliated funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree an underlying affiliated fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of less than $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through November 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$4,845	$6,800	$11,645

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$226	$5,540	$4,750	$10,516

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended May 31, 2019, the Fund had no capital loss carryforwards, for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended November 30, 2019 were as follows (amount in thousands):

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
Affiliated Holdings
USAA Capital Growth Fund, Institutional Shares	$5,754	$—	$—	$—	$—	$605	$6,359	$—
USAA Target Managed Allocation Fund	13,419	—	—	—	—	1,547	14,966	—
USAA Precious Metals and Minerals Fund, Institutional Shares	1,014	—	—	—	—	255	1,269	—

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
USAA Emerging Markets Fund, Institutional Shares	$8,072	$—	$—	$—	$—	$439	$8,511	$—
USAA International Fund, Institutional Shares	29,499	—	(625)	(2)	—	2,488	31,360	—
USAA Small Cap Stock Fund, Institutional Shares	6,653	—	—	—	—	843	7,496	—
USAA Value Fund, Institutional Shares	8,926	—	(216)	(1)	—	1,096	9,805	—
USAA Income Stock Fund, Institutional Shares	8,972	90	(345)	14	—	973	9,704	89
USAA Growth Fund, Institutional Shares	9,330	—	(323)	54	—	855	9,916	—
USAA Aggressive Growth Fund, Institutional Shares	9,083	—	—	—	—	810	9,893	—
USAA 500 Index Fund, Reward Shares	27,607	265	(1,846)	173	—	3,701	29,900	264
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	10,209	—	—	—	—	181	10,390	28
VictoryShares USAA MSCI International Value Momentum Index ETF	25,738	—	—	—	—	1,392	27,130	416
VictoryShares USAA MSCI USA Small Cap Value Momentum Index ETF	6,530	—	—	—	—	666	7,196	193
VictoryShares USAA MSCI USA Value Momentum Index ETF	30,132	—	—	—	—	3,037	33,169	204
Total	$200,938	$355	$(3,355)	$238	$—	$18,888	$217,064	$1,194

18

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,100.70	$1,024.50	$0.53	$0.51	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

19

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

97453-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Cornerstone Moderate Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	26
Supplemental Information	38
Expense Examples	38
Proxy Voting and Portfolio Holdings Information	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek a high total return.

Top 10 Holdings*

11/30/19

(% of Net Assets)

iShares Core S&P 500 ETF	8.0%
Schwab Fundamental International Large Co. Index ETF	3.5%
U.S. Treasury Note, 1.63%, 11/15/22	3.3%
U.S. Treasury Bond, 3.13%, 8/15/44	2.8%
iShares MSCI Canada ETF	2.6%
iShares Core MSCI EAFE ETF	2.6%
U.S. Treasury Note, 1.13%, 2/28/21	2.3%
Vanguard S&P 500 ETF	2.2%
Schwab Fundamental Emerging Markets Large Co. Index ETF	2.2%
Vanguard FTSE Developed Markets ETF	2.1%

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund (continued)	November 30, 2019

  (Unaudited)

Asset Allocation*:

11/30/19
(% of Net Assets)

*  Does not include futures and short-term investments purchased with cash collateral from securities loaned.

Percentages are of net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (2.0%)
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 8/18/22 @ 100 (c)	$343	$347
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 4/18/22 @ 100 (c)	2,640	2,713
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100 (a) (c)	1,352	1,352
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.48%, 8/20/24, Callable 9/20/23 @ 100 (a) (c)	2,500	2,503
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a) (c)	1,503	1,529
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100 (a) (c)	1,320	1,333
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24 (a) (c)	1,125	1,122
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 7/15/22 @ 100 (a) (c)	970	986
Goal Capital Funding Trust, Series 2005-2, Class A4, 2.11% (LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (b)	715	690
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a) (c)	867	867
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a) (c)	437	437
Navient Student Loan Trust, Series 2015-2, Class B, 3.21% (LIBOR01M+150bps), 8/25/50, Callable 3/25/28 @ 100 (b)	950	933
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a) (c)	377	382
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a) (c)	2,560	2,640
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 12/20/19 @ 100 (a) (c)	698	703
SLM Student Loan Trust, Series 2003-14, Class B, 2.49% (LIBOR03M+55bps), 10/25/65, Callable 1/25/29 @ 100 (b)	356	335
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24 (c)	1,461	1,470
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 5/23/23 @ 100 (a) (c)	900	893
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/49, Callable 10/17/20 @ 100 (a) (c)	2,000	1,994
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100 (a) (c)	500	493
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 9/15/21 @ 100 (a) (c)	1,000	1,026
Total Asset Backed Securities (Cost $24,489)		24,748
Collateralized Mortgage Obligations (0.8%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	1,254	384
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	136
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61 (c)	1,000	1,036

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	$754	$780
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	1,295	1,344
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.28% (LIBOR01M+250bps), 10/7/21 (a) (b)	1,200	1,202
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a) (c)	1,000	1,043
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57 (c) (d)	971	1,000
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 1.95% (LIBOR01M+19bps), 2/15/40 (b)	32	31
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49 (c) (e)	11,675	1,002
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	1,500	1,523
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	69	66
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (a) (c)	11,710	450
Total Collateralized Mortgage Obligations (Cost $10,548)		9,997
Common Stocks (14.9%)
Communication Services (1.3%):
AMC Networks, Inc., Class A (f)	3,686	142
AT&T, Inc.	115,124	4,303
CenturyLink, Inc.	34,408	499
Comcast Corp., Class A	86,502	3,818
Discovery, Inc., Class C (f)	13,597	415
Entravision Communications Corp., Class A	35,793	102
InterActive Corp. (f)	1,666	371
Liberty Media Corp-Liberty SiriusXM, Class A (f)	8,547	416
Omnicom Group, Inc.	7,745	616
Shenandoah Telecommunications Co.	2,395	90
Sinclair Broadcast Group, Inc., Class A	3,777	132
Sirius XM Holdings, Inc. (g)	89,319	623
Take-Two Interactive Software, Inc. (f)	3,302	401
Tegna, Inc.	12,576	193
Twitter, Inc. (f)	9,330	288
Verizon Communications, Inc.	37,058	2,232
Viacom, Inc., Class B	14,977	360
Vonage Holdings Corp. (f)	6,315	50
		15,051
Consumer Discretionary (1.5%):
American Axle & Manufacturing Holdings, Inc. (f)	11,114	110
Asbury Automotive Group, Inc. (f)	1,053	117
AutoZone, Inc. (f)	429	505
Bed Bath & Beyond, Inc. (g)	12,221	178
Best Buy Co., Inc.	5,618	453
Big Lots, Inc.	2,466	52
Bloomin' Brands, Inc.	3,579	86
Booking Holdings, Inc. (f)	432	823
Brunswick Corp.	2,013	118
Carnival Corp.	10,977	495
See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Carter's, Inc.	2,983	$308
Cracker Barrel Old Country Store, Inc. (g)	1,529	235
Dana, Inc.	7,656	130
Deckers Outdoor Corp. (f)	768	129
Del Taco Restaurants, Inc. (f)	7,461	56
Dick's Sporting Goods, Inc.	3,154	144
Dollar General Corp.	2,381	374
eBay, Inc.	11,301	401
Ethan Allen Interiors, Inc.	4,744	85
Foot Locker, Inc.	8,517	341
Ford Motor Co.	76,763	695
Gentex Corp.	6,778	192
Group 1 Automotive, Inc.	1,797	185
Hasbro, Inc.	3,241	330
Helen of Troy Ltd. (f)	381	62
Hilton Worldwide Holdings, Inc.	5,482	576
Kontoor Brands, Inc. (g)	2,491	89
La-Z-Boy, Inc.	3,143	99
Lennar Corp., Class A	12,903	770
Lowe's Cos., Inc.	9,804	1,150
McDonald's Corp.	5,455	1,061
Nike, Inc., Class B	15,124	1,414
Office Depot, Inc.	54,512	122
O'Reilly Automotive, Inc. (f)	731	323
Penske Automotive Group, Inc.	1,547	78
Ross Stores, Inc.	4,655	541
Starbucks Corp.	20,045	1,711
Steven Madden Ltd.	3,103	132
Sturm Ruger & Co., Inc.	2,212	101
The Buckle, Inc. (g)	3,833	107
The Home Depot, Inc.	11,599	2,559
Thor Industries, Inc.	3,120	199
Toll Brothers, Inc.	3,317	133
Williams-Sonoma, Inc.	2,456	170
Yum! Brands, Inc.	5,846	589
		18,528
Consumer Staples (0.9%):
Altria Group, Inc.	21,126	1,050
Cal-Maine Foods, Inc.	2,125	93
Colgate-Palmolive Co.	8,048	546
Flowers Foods, Inc.	8,454	182
Hostess Brands, Inc. (f)	8,116	109
Ingles Markets, Inc., Class A	2,306	102
Kimberly-Clark Corp.	2,162	295
Nu Skin Enterprises, Inc., Class A	1,643	63
Sanderson Farms, Inc.	633	105
Spectrum Brands Holdings, Inc.	2,977	186
Sysco Corp.	5,134	414
The Procter & Gamble Co.	29,280	3,574
Tyson Foods, Inc., Class A	5,771	518

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
US Foods Holding Corp. (f)	6,609	$263
Walgreens Boots Alliance, Inc.	18,565	1,106
Walmart, Inc.	17,272	2,057
		10,663
Energy (0.7%):
Chevron Corp.	10,050	1,177
ConocoPhillips	11,861	711
Core Laboratories N.V.	2,608	114
Delek US Holdings, Inc.	7,220	248
Dril-Quip, Inc. (f)	2,641	112
Exxon Mobil Corp.	25,848	1,761
HollyFrontier Corp.	7,354	379
Laredo Petroleum, Inc. (f)	28,070	61
Marathon Petroleum Corp.	11,905	722
Matador Resources Co. (f)	6,327	89
Occidental Petroleum Corp.	11,158	430
Par Pacific Holdings, Inc. (f)	6,477	161
PBF Energy, Inc., Class A	9,159	287
Phillips 66	11,218	1,287
Valero Energy Corp.	8,848	845
		8,384
Financials (2.1%):
Ally Financial, Inc.	15,782	502
American Equity Investment Life Holding Co.	6,724	200
Bank of Hawaii Corp.	3,834	345
BankUnited, Inc.	8,480	297
Cadence BanCorp	10,903	180
Capital One Financial Corp.	12,185	1,220
Chimera Investment Corp.	13,846	282
Citigroup, Inc.	46,900	3,524
Cullen/Frost Bankers, Inc.	3,348	313
Discover Financial Services	14,199	1,205
Employers Holdings, Inc.	4,888	210
Essent Group Ltd.	7,495	409
FactSet Research Systems, Inc.	1,682	437
First BanCorp.	10,095	106
Great Western BanCorp, Inc.	7,573	260
Intercontinental Exchange, Inc.	5,943	560
JPMorgan Chase & Co.	19,415	2,559
Ladder Capital Corp.	13,872	240
Legg Mason, Inc.	4,931	193
Lincoln National Corp.	8,027	474
LPL Financial Holdings, Inc.	3,336	308
Marsh & McLennan Cos., Inc.	4,817	521
MetLife, Inc.	16,684	832
MGIC Investment Corp.	9,890	143
Nelnet, Inc., Class A	3,577	225
Primerica, Inc.	2,063	276
Radian Group, Inc.	7,313	189

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	40,813	$679
S&P Global, Inc.	6,557	1,735
Synchrony Financial	19,954	746
Synovus Financial Corp.	3,056	116
T. Rowe Price Group, Inc.	5,325	658
The Allstate Corp.	4,468	498
The Progressive Corp.	11,659	851
The Travelers Cos., Inc.	2,836	388
U.S. Bancorp	9,230	554
Universal Insurance Holdings, Inc.	2,909	85
Waddell & Reed Financial, Inc., Class A (g)	12,333	199
Walker & Dunlop, Inc.	1,502	99
Webster Financial Corp.	3,923	191
Wells Fargo & Co.	30,965	1,686
Western Alliance Bancorp	6,558	342
World Acceptance Corp. (f)	1,123	107
		24,944
Health Care (2.0%):
Abbott Laboratories	12,299	1,052
AbbVie, Inc.	27,059	2,374
Acadia Healthcare Co., Inc. (f)	3,075	99
Amedisys, Inc. (f)	1,745	284
Amgen, Inc.	10,551	2,476
AMN Healthcare Services, Inc. (f)	3,146	187
ANI Pharmaceuticals, Inc. (f)	951	59
Biogen, Inc. (f)	4,069	1,220
Bio-Rad Laboratories, Inc., Class A (f)	431	159
Bristol-Myers Squibb Co.	12,090	688
Bruker Corp.	4,847	248
Cambrex Corp. (f)	1,141	68
Chemed Corp.	629	270
Corcept Therapeutics, Inc. (f)	8,855	114
Covetrus, Inc. (f)	8,592	123
CVS Health Corp.	14,000	1,055
Danaher Corp.	4,222	616
Eagle Pharmaceuticals, Inc. (f)	1,028	60
Edwards Lifesciences Corp. (f)	1,931	473
Eli Lilly & Co.	6,373	748
Emergent BioSolutions, Inc. (f)	1,411	77
Encompass Health Corp.	2,861	202
Exelixis, Inc. (f)	14,286	238
Gilead Sciences, Inc.	24,846	1,671
Halozyme Therapeutics, Inc. (f)	6,747	131
HealthEquity, Inc. (f)	1,698	107
Hill-Rom Holdings, Inc.	2,332	250
Horizon Therapeutics PLC (f)	3,448	113
IQVIA Holdings, Inc. (f)	3,377	494
Laboratory Corp. of America Holdings (f)	2,375	409
Lantheus Holdings, Inc. (f)	2,125	44
Masimo Corp. (f)	1,683	261

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
McKesson Corp.	3,366	$487
Medpace Holdings, Inc. (f)	1,242	95
Merck & Co., Inc.	29,001	2,528
Meridian Bioscience, Inc.	11,581	106
Molina Healthcare, Inc. (f)	1,836	249
Novocure Ltd. (f)	1,331	123
Patterson Cos., Inc.	8,556	166
PerkinElmer, Inc.	3,261	303
Pfizer, Inc.	70,766	2,726
Phibro Animal Health Corp., Class A	3,740	91
PRA Health Sciences, Inc. (f)	1,759	191
Prestige Consumer Healthcare, Inc. (f)	3,522	133
Select Medical Holdings Corp. (f)	9,464	209
Stryker Corp.	2,692	551
Supernus Pharmaceuticals, Inc. (f)	4,081	95
Zoetis, Inc.	4,509	543
		24,966
Industrials (1.5%):
3M Co.	6,726	1,142
ACCO Brands Corp.	11,240	103
AECOM (f)	6,302	273
Aerojet Rocketdyne Holdings, Inc. (f)	1,211	54
Air Transport Services Group, Inc. (f)	2,036	50
Allison Transmission Holdings, Inc.	5,148	249
Apogee Enterprises, Inc.	4,365	167
Atkore International Group, Inc. (f)	6,788	283
Avis Budget Group, Inc. (f)	3,573	106
Cintas Corp.	2,507	644
Cornerstone Building Brands, Inc. (f)	6,600	46
Crane Co.	2,720	226
Cummins, Inc.	2,712	496
Delta Air Lines, Inc.	8,927	512
Deluxe Corp.	2,606	133
Eaton Corp. PLC	11,846	1,096
EnPro Industries, Inc.	1,423	94
FTI Consulting, Inc. (f)	1,361	148
Generac Holdings, Inc. (f)	1,475	145
Herman Miller, Inc.	4,587	219
Hexcel Corp.	1,018	81
Hillenbrand, Inc.	4,657	147
IAA, Inc. (f)	2,467	112
IDEX Corp.	3,271	532
Illinois Tool Works, Inc.	2,838	495
Ingersoll-Rand PLC	2,921	383
Johnson Controls International PLC	14,028	600
KAR Auction Services, Inc.	3,152	67
Knoll, Inc.	6,921	191
L3Harris Technologies, Inc.	2,316	466
Lockheed Martin Corp.	2,462	963
Masonite International Corp. (f)	1,535	110

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Meritor, Inc. (f)	8,992	$227
MSC Industrial Direct Co., Inc.	2,568	189
Northrop Grumman Corp.	1,595	561
nVent Electric PLC	4,842	119
Oshkosh Corp.	1,424	129
PACCAR, Inc.	9,622	784
Patrick Industries, Inc. (f)	2,641	131
Pitney Bowes, Inc. (g)	18,699	88
Regal Beloit Corp.	3,010	246
Rockwell Automation, Inc.	2,405	471
Roper Technologies, Inc.	1,606	579
Rush Enterprises, Inc., Class A	3,949	181
Ryder System, Inc.	2,250	118
Snap-on, Inc.	2,267	364
Spirit Aerosystems Holdings, Inc., Class A	5,078	442
Steelcase, Inc., Class A	8,779	159
The Boeing Co.	6,133	2,245
The Greenbrier Cos., Inc. (g)	2,384	67
The Timken Co.	5,276	277
Trinity Industries, Inc.	5,090	107
Wabash National Corp.	11,922	188
Waste Management, Inc.	3,808	430
Werner Enterprises, Inc.	3,123	115
WESCO International, Inc. (f)	3,954	208
		18,758
Information Technology (3.3%):
Apple, Inc.	32,034	8,561
Automatic Data Processing, Inc.	3,092	528
Belden, Inc.	1,818	98
CACI International, Inc., Class A (f)	813	195
Cadence Design Systems, Inc. (f)	5,886	413
Cardtronics PLC, Class A (f)	1,697	72
CDW Corp.	3,323	448
Ciena Corp. (f)	2,442	93
Cirrus Logic, Inc. (f)	3,618	259
Coherent, Inc. (f)	1,662	251
CoreLogic, Inc. (f)	4,020	167
CSG Systems International, Inc. (g)	4,319	247
Euronet Worldwide, Inc. (f)	1,916	301
Fair Isaac Corp. (f)	477	175
Fiserv, Inc. (f)	4,113	478
Hewlett Packard Enterprises Co.	30,505	483
HP, Inc.	32,532	653
Insight Enterprises, Inc. (f)	2,024	133
Intel Corp.	55,234	3,207
InterDigital, Inc.	2,413	137
International Business Machines Corp.	17,754	2,387
Intuit, Inc.	2,635	682
J2 Global, Inc.	2,981	289
Jabil, Inc.	5,504	214

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
KEMET Corp.	4,401	$118
Kulicke & Soffa Industries, Inc.	5,871	147
Lam Research Corp.	3,505	935
LogMeIn, Inc.	1,767	138
Manhattan Associates, Inc. (f)	3,670	306
Maximus, Inc.	3,766	281
Methode Electronics, Inc.	3,439	128
Microsoft Corp. (h)	43,739	6,622
MKS Instruments, Inc.	1,317	140
NCR Corp. (f)	7,924	260
NIC, Inc.	9,678	220
Oracle Corp.	43,969	2,468
Paylocity Holding Corp. (f)	803	98
PayPal Holdings, Inc. (f)	9,668	1,044
Perspecta, Inc.	5,577	154
QUALCOMM, Inc.	8,063	674
Science Applications International Corp.	1,971	168
Seagate Technology PLC	7,157	427
TE Connectivity Ltd.	4,078	378
Tech Data Corp. (f)	1,852	268
Teradyne, Inc.	5,854	366
Texas Instruments, Inc.	7,179	863
The Hackett Group, Inc.	13,404	205
Ultra Clean Holdings, Inc. (f)	11,111	247
VeriSign, Inc. (f)	2,426	463
Visa, Inc., Class A	13,019	2,402
Western Digital Corp.	4,848	244
		40,235
Materials (0.5%):
Air Products & Chemicals, Inc.	2,385	563
Berry Global Group, Inc. (f)	6,274	293
Celanese Corp., Series A	3,235	406
Cleveland-Cliffs, Inc. (g)	7,614	61
Corteva, Inc.	9,555	249
Domtar Corp.	4,901	183
Huntsman Corp.	5,905	134
Hycroft Mining Corp. (f) (i) (l)	110,164	1
Kraton Corp. (f)	3,211	72
LyondellBasell Industries NV, Class A	11,116	1,029
Nucor Corp.	9,229	520
Reliance Steel & Aluminum Co.	2,735	323
Resolute Forest Products, Inc.	22,262	89
Schweitzer-Mauduit International, Inc.	4,892	214
Silgan Holdings, Inc.	9,145	282
The Sherwin-Williams Co.	946	552
Trinseo SA	3,950	150
Warrior Met Coal, Inc.	5,213	107
Westrock Co.	13,270	535
		5,763

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.7%):
Brixmor Property Group, Inc.	10,186	$223
CBRE Group, Inc., Class A (f)	16,387	935
CoreCivic, Inc.	7,355	111
Crown Castle International Corp.	4,492	600
EPR Properties	3,491	248
Equity Residential	4,934	420
Essex Property Trust, Inc.	917	286
Gaming and Leisure Properties, Inc.	9,481	400
Host Hotels & Resorts, Inc.	41,986	735
Jones Lang LaSalle, Inc.	897	149
Kimco Realty Corp.	25,823	558
Lamar Advertising Co., Class A	4,759	397
LTC Properties, Inc.	6,532	306
Medical Properties Trust, Inc.	20,624	428
Omega Healthcare Investors, Inc.	5,379	226
Outfront Media, Inc., Class A	2,721	68
PotlatchDeltic Corp.	6,124	266
Public Storage	1,124	237
Service Properties Trust	8,485	198
Spirit Realty Capital, Inc.	1,741	91
Tanger Factory Outlet Centers, Inc. (g)	14,521	221
The GEO Group, Inc.	11,748	163
Ventas, Inc.	3,856	225
Vornado Realty Trust	10,686	690
Welltower, Inc.	3,081	261
		8,442
Utilities (0.4%):
Consolidated Edison, Inc.	3,946	343
Dominion Energy, Inc.	4,373	363
DTE Energy Co.	2,263	283
Duke Energy Corp.	9,454	835
Evergy, Inc.	7,288	461
Exelon Corp.	14,940	663
IDACORP, Inc.	2,402	252
New Jersey Resources Corp.	6,066	258
NextEra Energy, Inc.	2,833	662
PPL Corp.	14,380	489
Southwest Gas Holdings, Inc.	3,059	232
The Southern Co.	5,222	324
		5,165
Total Common Stocks (Cost $166,409)		180,899
Preferred Stocks (1.2%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	112,000	2,793

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Consumer Staples (0.7%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%, 9/26/23 (j)	161,682	$4,459
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% 1/14/20 (a) (j)	28,000	2,757
		7,216
Financials (0.3%):
American Overseas Group Ltd., Series A, non-cumulative, 7.50% (LIBOR03M+356bps), 12/15/66 (b) (i) (l)	1,500	375
Delphi Financial Group, Inc., 5.10% (LIBOR03M+319bps), 5/15/37 (b) (l)	167,198	3,678
		4,053
Total Preferred Stocks (Cost $14,545)		14,062
Senior Secured Loans (0.2%)
Academy Ltd., 1st Lien Term Loan B, 5.78% (LIBOR01M+400bps), 7/2/22, Callable 1/10/20 @ 100 (b)	$2,821	2,095
Total Senior Secured Loans (Cost $2,401)		2,095
Corporate Bonds (10.5%)
Communication Services (0.2%):
Verizon Communications, Inc., 4.50%, 8/10/33	1,943	2,275
Consumer Discretionary (0.2%):
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	777	780
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	648	655
		1,435
Consumer Staples (0.5%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,619	1,887
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	1,500	1,501
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	728	745
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	1,500	1,534
		5,667
Energy (1.4%):
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	1,618	1,635
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100 (d)	971	971
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,500	1,402
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (h)	2,950	4,375
Enterprise TE Partners LP, 5.30% (LIBOR03M+278bps), 6/1/67, Callable 1/13/20 @ 100 (b)	2,500	2,331
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	3,300	3,221
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	1,295	1,263
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	209	211
Southern Union Co., 4.93% (LIBOR03M+302bps), 11/1/66, Callable 1/13/20 @ 100 (b)	1,000	695
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	648	650
		16,754

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Financials (4.6%):
Allfirst Preferred Capital Trust, 3.50% (LIBOR03M+150bps), 7/15/29, Callable 1/13/20 @ 100 (b)	$1,000	$947
AmTrust Financial Services, Inc., 6.13%, 8/15/23 (g)	1,921	1,952
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (h)	1,600	1,625
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,170
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	833	838
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,000	2,108
BMW US Capital LLC, 3.25%, 8/14/20 (a) (h)	3,200	3,228
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	1,500	1,498
Cullen/Frost Capital Trust II, 3.69% (LIBOR03M+155bps), 3/1/34, Callable 1/13/20 @ 100 (b)	4,000	3,407
First Maryland Capital I, 3.00% (LIBOR03M+100bps), 1/15/27, Callable 1/13/20 @ 100 (b)	2,850	2,694
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,250	1,258
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	832	826
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (a) (h)	3,300	3,358
HSB Group, Inc., 2.91% (LIBOR03M+91bps), 7/15/27, Callable 1/13/20 @ 100 (b)	2,575	2,217
Huntington Capital II, 2.74% (LIBOR03M+63bps), 6/15/28, Callable 1/13/20 @ 100 (b)	2,000	1,798
Hyundai Capital America, 3.75%, 7/8/21 (a) (h)	3,250	3,312
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,295	1,302
Manufactures & Traders Trust Co., 2.78% (LIBOR03M+64bps), 12/1/21, Callable 1/13/20 @ 100 (b) (h)	2,000	1,999
Nationwide Mutual Insurance Co., 4.41% (LIBOR03M+229bps), 12/15/24, Callable 1/13/20 @ 100 (a) (b)	5,670	5,644
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	1,000	1,005
PNC Bank NA, 2.70%, 10/22/29	2,250	2,249
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	2,800	3,039
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,600	2,633
SunTrust Capital, 2.58% (LIBOR03M+67bps), 5/15/27, Callable 1/13/20 @ 100 (b) (g)	6,000	5,691
Texas Capital Bank NA, 5.25%, 1/31/26	647	676
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	640	690
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,295	1,280
		58,444
Health Care (0.6%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	1,295	1,314
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,000	1,006
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	1,998	2,032
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	1,619	1,795
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	971	974
		7,121

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Industrials (1.3%):
Ashtead Capital, Inc. 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	$1,017	$1,019
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	173	175
BNSF Funding Trust, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	3,000	3,355
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	971	979
General Electric Co., 5.50%, 1/8/20, MTN	960	963
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,542
Ryder System, Inc. 3.50%, 6/1/21, MTN (h)	3,200	3,258
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	1,618	1,625
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	1,300	1,310
United Airlines Pass Through Trust, 2.90%, 11/1/29	1,500	1,507
		15,733
Information Technology (0.5%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	1,500	1,489
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	1,803	1,803
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	2,105	2,315
		5,607
Materials (0.1%):
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	1,619	1,631
Real Estate (0.4%):
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,435
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	1,619	1,619
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,075
SBA Tower Trust, 2.84%, 1/15/25 (a)	692	694
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	149	154
		4,977
Utilities (0.7%):
Alabama Power Co., 3.85%, 12/1/42	971	1,057
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,001
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	1,467	1,460
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	971	1,061
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	2,133	2,152
		7,731
Total Corporate Bonds (Cost $124,339)		127,375
Yankee Dollars (1.3%)
Energy (0.0%): (k)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	554	583
Financials (1.0%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	3,200	3,301
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	972	978

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a) (h)	$2,285	$2,367
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	3,430	3,625
Schahin II Finance Co. SPV Ltd. 8.00%, 5/25/20 PIK (a) (i) (n)	35	32
5.88%, 9/25/22 (a) (l) (p)	1,407	105
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,000
Transcanada Trust, 5.63% (LIBOR03M+353bps), 5/20/75, Callable 5/20/25 @ 100 (b)	600	627
		12,035
Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500	1,478
Materials (0.2%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	971	936
Teck Resources Ltd., 6.13%, 10/1/35	1,038	1,200
		2,136
Total Yankee Dollars (Cost $16,707)		16,232
Municipal Bonds (0.8%)
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	648	640
Georgia (0.0%):
Athens Housing Authority Revenue, 2.42%, 12/1/26 (d)	1,380	1,376
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	624	625
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	324	328
		953
New York (0.0%):
New York State Dormitory Authority Revenue, Series B, 2.83%, 7/1/31 (d)	1,620	1,618
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	373	371
		1,989
Pennsylvania (0.3%):
Scranton School District(INS-Build America Mutual Assurance Co.), 3.15%, 4/1/31	250	253
State Public School Building Authority Revenue, 3.05%, 4/1/28	647	647
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31 (d)	645	643
Series C, 2.58%, 9/15/32 (d)	325	324
Series C, 2.63%, 9/15/33 (d)	645	644
		2,511
Texas (0.3%):
City of Houston, Texas Combined Utility System Revenue, 3.72%, 11/15/28	810	894

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29 (d)	$645	$643
State of Texas, GO, 3.00%, 4/1/28 (d)	972	1,024
		2,561
Total Municipal Bonds (Cost $10,027)		10,030
U.S. Government Agency Mortgages (10.6%)
Federal Home Loan Mortgage Corporation Series K047, Class A2, 3.33%, 5/25/25	5,200	5,522
Series K053, Class A2, 3.00%, 12/25/25	8,300	8,703
Series K151, Class A3, 3.51%, 4/25/30	5,000	5,423
Series K156, Class A2, 3.70%, 1/25/33	2,679	2,994
3.00%, 4/1/46	6,503	6,659
3.50%, 4/1/46	6,797	7,080
3.00%, 6/1/46	9,267	9,490
3.00%, 8/1/46	7,270	7,445
3.00%, 1/1/47	13,442	13,765
3.00%, 1/1/47	6,996	7,164
3.00%, 3/1/47	14,509	14,858
3.00%, 4/1/47	18,702	19,150
3.00%, 8/1/47	8,268	8,436
3.50%, 4/1/48	6,793	6,991
		123,680
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	2,059	2,065
4.00%, 11/1/45	2,360	2,492
		4,557
Total U.S. Government Agency Mortgages (Cost $124,962)		128,237
U.S. Treasury Obligations (14.4%)
U.S. Treasury Bonds 3.13%, 8/15/44	29,100	34,233
3.00%, 11/15/44	6,000	6,921
2.38%, 11/15/49	5,000	5,191
U.S. Treasury Notes 2.50%, 1/31/21 (h)	5,000	5,046
1.13%, 2/28/21	28,500	28,298
1.63%, 11/15/22	40,000	40,025
1.63%, 4/30/23	17,000	17,007
2.25%, 11/15/25	5,000	5,155
1.63%, 2/15/26	20,000	19,902
2.25%, 2/15/27	5,000	5,177
2.38%, 5/15/29	7,850	8,252
Total U.S. Treasury Obligations (Cost $167,680)		175,207

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Exchange-Traded Funds (42.1%)
First Trust Global Tactical Commodity Strategy Fund	39,300	$718
Invesco DB Commodity Index Tracking Fund (g)	114,500	1,753
Invesco FTSE RAFI Developed Markets ex-US ETF (g)	272,628	11,279
Invesco FTSE RAFI Emerging Markets ETF (g)	680,718	14,186
Invesco Fundamental High Yield Corporate Bond ETF	44,400	845
iShares 20+ Year Treasury Bond ETF	144,610	20,306
iShares 7-10 Year Treasury Bond ETF	22,411	2,500
iShares Core MSCI EAFE ETF	488,080	31,149
iShares Core MSCI Emerging Markets ETF	479,371	24,529
iShares Core S&P 500 ETF	307,374	97,149
iShares Core U.S. Aggregate Bond ETF	111,189	12,549
iShares Edge MSCI Min Vol EAFE ETF (g)	167,620	12,602
iShares Edge MSCI Min Vol Emerging Markets ETF	10,192	581
iShares iBoxx $ Investment Grade Corporate Bond ETF	93,458	11,960
iShares iBoxx High Yield Corporate Bond ETF	23,000	2,000
iShares MSCI Canada ETF	1,069,176	31,679
iShares MSCI United Kingdom ETF (g)	258,080	8,499
Schwab Fundamental Emerging Markets Large Co. Index ETF	916,543	26,296
Schwab Fundamental International Large Co. Index ETF	1,458,263	41,881
Schwab Fundamental International Small Co. Index ETF (g)	266,700	8,705
SPDR S&P Emerging Markets Smallcap ETF	34,497	1,524
U.S. Commodity Index Fund	19,300	676
VanEck Vectors Gold Miners ETF	401,890	10,883
VanEck Vectors Junior Gold Miners ETF	47,200	1,801
Vanguard FTSE All-World ex-US ETF	95,510	4,982
Vanguard FTSE Developed Markets ETF	591,442	25,414
Vanguard FTSE Emerging Markets ETF	47,000	1,977
Vanguard FTSE Europe ETF	421,000	23,740
Vanguard Mortgage-Backed Securities ETF	218,673	11,647
Vanguard Real Estate ETF	206,960	19,262
Vanguard S&P 500 ETF (h)	93,056	26,861
Vanguard Short-Term Bond ETF	44,595	3,601
Vanguard Small-Capital Value ETF	2,376	319
Vanguard Total Bond Market ETF	26,800	2,259
Vanguard Total Stock Market ETF (h)	47,719	7,636
WisdomTree Emerging Markets SmallCap Dividend Fund	59,797	2,715
Xtrackers USD High Yield Corporate Bond ETF (g)	64,114	3,197
Total Exchange-Traded Funds (Cost $466,465)		509,660
Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	51,500	2,226
Total Affiliated Exchange-Traded Funds (Cost $2,636)		2,226
Commercial Paper (1.4%)
CenterPoint Energy Resou, 2.50%, 12/2/19 (m)	$2,600	2,600
Enbridge US, Inc., 2.64%, 12/2/19 (m)	1,700	1,700
FMC Corp., 2.64%, 12/2/19 (m)	4,600	4,599

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
ONEOK, Inc. 2.65%, 12/3/19 (m)	$600	$600
2.49%, 12/4/19 (m)	2,100	2,099
Royal Caribbean Cruises, 2.40%, 12/3/19 (m)	3,718	3,717
Viacom, Inc., 2.35%, 12/3/19 (m)	1,400	1,400
Total Commercial Paper (Cost $16,717)		16,715
Convertible Corporate Bonds (0.0%) (k)
Materials (0.0%): (k)
Hycroft Mining Corp., 15.00%, 10/22/20 PIK (i) (n) (l)	410	12
Total Convertible Corporate Bonds (Cost $408)		12
Collateral for Securities Loaned^ (1.1%)
HSBC US Government Money Market Fund, I Shares, 1.58% (o)	13,407,049	13,407
Total Collateral for Securities Loaned (Cost $13,407)		13,407
Total Investments (Cost $1,161,740) — 101.5%		1,230,902
Liabilities in excess of other assets — (1.5)%		(18,120)
NET ASSETS — 100.00%		$1,212,782

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $59,877 (thousands) and amounted to 4.9% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2019.

(c)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2019.

(d)  Security purchased on a when-issued basis.

(e)  Interest only.

(f)  Non-income producing security.

(g)  All or a portion of this security is on loan.

(h)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(i)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.0% of the Fund's net assets as of November 30, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(j)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(l)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2019, illiquid securities were 0.3% of the Fund's net assets.

(m)  Rate represents the effective yield at November 30, 2019.

(n)  All of the coupon is paid in kind.

(o)  Rate disclosed is the daily yield on November 30, 2019.

(p)  Defaulted security.

bps — Basis points

ETF — Exchange-Traded Fund

GO — General Obligation

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PIK — Paid In-Kind

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of November 30, 2019

See notes to financial statements.

20

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderate Fund
Assets:
Affiliated investments, at value (Cost $2,636)	$2,226
Unaffiliated investments, at value (Cost $1,159,104)	1,228,676	(a)
Cash and cash equivalents	1,111
Receivables:
Interest and dividends	2,712
Capital shares issued	825
From Adviser	206
Prepaid expenses	4
Total assets	1.235,760
Liabilities:
Payables:
Collateral received on loaned securities	13,407
Investments purchased	8,244
Capital shares redeemed	350
Accrued expenses and other payables:
Investment advisory fees	587
Administration fees	149
Transfer agent fees	111
Compliance fees	—	(b)
Custody fees	15
Other accrued expenses	115
Total liabilities	22,978
Net Assets:
Capital	1,141,331
Total distributable earnings/(loss)	71,451
Net assets	$1,212,782
Shares (unlimited number of shares authorized with no par value):
Fund Shares	81,361
Net asset value, offering and redemption price per share: (c)	$14.91

(a)  Includes $12,963 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

21

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderate Fund
Investment Income:
Income distributions from affiliated funds	$6
Dividends	10,359
Interest	7,461
Securities lending (net of fees)	80
Foreign tax withholding	— (a)
Total income	17,906
Expenses:
Investment advisory fees	3,535
Administration fees	899
Custodian fees	46
Transfer agent fees	1,252
Trustees' fees	20
Compliance fees	3
Legal and audit fees	51
State registration and filing fees	21
Interest expense on Interfund lending	1
Sub-Administration fees	36
Other expenses	108
Total expenses	5,972
Expenses waived/reimbursed by Adviser	(2)
Expenses waived/reimbursed by AMCO	(10)
Net expenses	5,960
Net Investment Income (Loss)	11,946
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	7,241
Net realized gains (losses) from futures contracts	(634)
Net change in unrealized appreciation/depreciation on affiliated funds	39
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	57,024
Net change in unrealized appreciation/depreciation on futures contracts	861
Net realized/unrealized gains (losses) on investments	64,531
Change in net assets resulting from operations	$76,477

(a)  Rounds to less than $1.

See notes to financial statements.

22

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderate Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$11,946	$24,429
Net realized gains (losses) from investments	6,607	5,112
Net change in unrealized appreciation (depreciation) on investments	57,924	(28,770)
Change in net assets resulting from operations	76,477	771
Change in net assets resulting from distributions to shareholders	(10,890)	(57,045)
Change in net assets resulting from capital transactions	(16,179)	35,616
Change in net assets	49,408	(20,658)
Net Assets:
Beginning of period	1,163,374	1,184,032
End of period	$1,212,782	$1,163,374
Capital Transactions:
Proceeds from shares issued	$41,703	$126,718
Distributions reinvested	10,838	56,759
Cost of shares redeemed	(68,720)	(147,861)
Change in net assets resulting from capital transactions	$(16,179)	$35,616
Share Transactions:
Issued	2,861	8,845
Reinvested	749	4,109
Redeemed	(4,717)	(10,306)
Change in Shares	(1,107)	2,648

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderate Fund
Six Months Ended November 30, 2019 (unaudited)	$14.11	0.15	(d)	0.78	0.93	(0.13)	—
Year Ended May 31, 2019	$14.83	0.30		(0.31)	(0.01)	(0.29)	(0.42)
Year Ended May 31, 2018	$15.05	0.26		0.55	0.81	(0.26)	(0.77)
Year Ended May 31, 2017	$14.01	0.31		1.06	1.37	(0.33)	—
Year Ended May 31, 2016	$15.43	0.39		(1.15)	(0.76)	(0.38)	(0.28)
Year Ended May 31, 2015	$15.46	0.37		0.10	0.47	(0.38)	(0.12)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to usage of quantitative investment strategies.

(f)  Reflects increased trading activity due to changes in asset allocation strategies.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Ratio of Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderate Fund
Six Months Ended November 30, 2019 (unaudited)	(0.13)	$14.91	6.64%	1.00%	2.00%	1.00%	$1,212,782	40%
Year Ended May 31, 2019	(0.71)	$14.11	0.13%	1.00%	2.10%	1.02%	$1,163,374	81	%(e)
Year Ended May 31, 2018	(1.03)	$14.83	5.42%	1.00%	1.73%	1.03%	$1,184,032	51%
Year Ended May 31, 2017	(0.33)	$15.05	9.91%	1.00%	2.14%	1.10%	$1,119,494	66%
Year Ended May 31, 2016	(0.66)	$14.01	(4.89)%	1.00%	2.72%	1.16%	$1,057,659	70	%(f)
Year Ended May 31, 2015	(0.50)	$15.43	3.10%	1.00%	2.46%	1.19%	$1,150,798	44%

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderate Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$24,748	$—	$24,748
Collateralized Mortgage Obligations	—	9,997	—	9,997
Common Stocks	180,898	—	1	180,899
Preferred Stocks	7,251	6,436	375	14,062
Senior Secured Loans	—	2,095	—	2,095
Corporate Bonds	—	127,375	—	127,375
Yankee Dollars	—	16,200	32	16,232
Municipal Bonds	—	10,030	—	10,030
U.S. Government Agency Mortgages	—	128,237	—	128,237
U.S. Treasury Obligations	—	175,207	—	175,207

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	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$509,660	$—	$—	$509,660
Affiliated Exchange-Traded Funds	2,226	—	—	2,226
Commercial Paper	—	16,715	—	16,715
Convertible Bonds	—	—	12	12
Collateral for Securities Loaned	13,407	—	—	13,407
Total	$713,442	$517,040	$420	$1,230,902

Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or

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collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate

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and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

During the period ended November 30, 2019, the Fund held futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash. The Fund held no futures contracts at November 30, 2019.

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2019 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$(634)	$861

All open derivative positions at year end are reflected in the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$12,963	$—	$13,407

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$791	$—	$—
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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$385,970	$306,185	$93,599	$158,278

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annual rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $2,961 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $574 thousand and reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) ("affiliated ETFs"). The Fund's Advisor fee is reimbursed by VCM (and previously AMCO) to the extent of the indirect Advisor fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the period from July 1, 2019 through November 30, 2019, the Fund's Advisor fee was reimbursed by VCM in an amount of $2 thousand, of which $2 thousand is receivable from VCM. For the period from June 1, 2019 through June 30, 2019, the Fund's Advisor fee was reimbursed by AMCO in an amount of less than $1 thousand.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2019, the Fund had no subadvisers.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets. Amounts incurred from July 1, 2019 through November 30, 2019 are $753 thousand and are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets. Amounts incurred from June 1, 2019 through June 30, 2019 were $146 thousand and are presented on the Statement of Operations as Administration fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $1,043 thousand. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $209 thousand. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 1.00%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$2

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses to 1.00% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund incurred reimbursements of $10 thousand. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $2 thousand.

The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended November 30, 2019 were as follows:

Amount Outstanding at November 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
—	2,933	12	3.19%	$7,800

*  For the year ended November 30, 2019, based on the number of days borrowings were outstanding.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2019 were as follows:

Borrower or Lender	Amount Outstanding at November, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$3,256	4	2.69%	$3,322

*  For the six months ended November 30, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$34,450	$22,595	$57,045

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$2,842	$(5,660)	$10,368	$7,550

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, REIT return of capital dividend, non-REIT return of capital dividend, futures contracts marked-to-market, hybrid interest accrual adjustment and partnership basis adjustments.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended November 30, 2019 were as follows (amount in thousands):

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,187	—	—	—	—	39	2,226	6

37

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,066.40	$1,020.00	$5.17	$5.05	1.00%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

38

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

27804-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Cornerstone Moderately
Aggressive Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	26
Supplemental Information	39
Expense Examples	39
Proxy Voting and Portfolio Holdings Information	39
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation with a secondary focus on current income.

Top 10 Holdings*

11/30/19

(% of Net Assets)

Vanguard FTSE Developed Markets ETF	5.0%
iShares Core MSCI EAFE ETF	3.5%
Schwab Fundamental International Large Co. Index ETF	3.1%
Vanguard FTSE Europe ETF	2.9%
iShares Core MSCI Emerging Markets ETF	2.8%
U.S. Treasury Bond, 3.13%, 8/15/44	2.8%
iShares Core S&P 500 ETF	2.5%
iShares MSCI Canada ETF	2.5%
U.S. Treasury Note, 1.63%, 11/15/22	2.4%
Vanguard S&P 500 ETF	2.4%

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund (continued)	November 30, 2019

  (Unaudited)

Asset Allocation*:

11/30/19

(% of Net Assets)

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (1.2%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 4/18/22 @ 100 (c)	$4,640	$4,766
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 8/18/22 @ 100 (c)	571	577
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100 (a) (c)	2,265	2,266
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a) (c)	2,701	2,748
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100 (a) (c)	2,320	2,343
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24 (a) (c)	1,125	1,122
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 7/15/22 @ 100 (a) (c)	1,705	1,733
Goal Capital Funding Trust, Series 2005-2, Class A4, 2.11%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (b)	1,429	1,380
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a) (c)	1,520	1,520
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a) (c)	766	767
Navient Student Loan Trust, Series 2015-2, Class B, 3.21%(LIBOR01M+150bps), 8/25/50, Callable 3/25/28 @ 100 (b)	1,800	1,768
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a) (c)	683	693
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a) (c)	4,600	4,744
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 12/20/19 @ 100 (a) (c)	1,237	1,247
SLM Student Loan Trust, Series 2006-2, Class B, 2.16%(LIBOR03M+22bps), 1/25/41, Callable 4/25/32 @ 100 (b)	1,993	1,807
SLM Student Loan Trust, Series 2003-14, Class B, 2.49%(LIBOR03M+55bps), 10/25/65, Callable 1/25/29 @ 100 (b)	712	670
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24 (c)	2,648	2,665
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 5/23/23 @ 100 (a) (c)	600	595
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/49, Callable 10/17/20 @ 100 (a) (c)	1,000	997
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 9/15/21 @ 100 (a) (c)	1,500	1,538
Total Asset Backed Securities (Cost $35,430)		35,946
Collateralized Mortgage Obligations (0.5%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	3,874	1,186
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	136
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	1,750	1,814
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	1,322	1,367
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	2,269	2,355

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.28% (LIBOR01M+250bps), 10/7/21 (a) (b)	$2,320	$2,323
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57 (d)	1,701	1,751
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 1.95% (LIBOR01M+19bps), 2/15/40 (b)	71	69
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49 (c) (e)	22,098	1,896
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	1,000	1,015
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	579	557
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (a) (c)	21,592	830
Total Collateralized Mortgage Obligations (Cost $17,352)		15,299
Common Stocks (23.2%)
Communication Services (2.1%):
AMC Networks, Inc., Class A (f) (g)	6,535	251
AT&T, Inc.	480,353	17,955
CenturyLink, Inc.	143,566	2,080
Comcast Corp., Class A	360,930	15,936
Discovery, Inc., Class C (f)	56,732	1,731
Entravision Communications Corp., Class A	63,449	180
InterActive Corp. (f)	6,953	1,549
Liberty Media Corp-Liberty SiriusXM, Class A (f)	35,661	1,737
Omnicom Group, Inc.	32,317	2,569
Shenandoah Telecommunications Co.	4,246	159
Sinclair Broadcast Group, Inc., Class A	6,695	233
Sirius XM Holdings, Inc. (g)	372,683	2,601
Take-Two Interactive Software, Inc. (f)	13,777	1,672
Tegna, Inc.	22,292	342
Twitter, Inc. (f)	38,928	1,203
Verizon Communications, Inc.	154,625	9,315
Viacom, Inc., Class B	62,493	1,504
Vonage Holdings Corp. (f)	11,195	89
		61,106
Consumer Discretionary (2.4%):
American Axle & Manufacturing Holdings, Inc. (f)	19,701	194
Asbury Automotive Group, Inc. (f)	1,866	207
AutoZone, Inc. (f)	1,792	2,111
Bed Bath & Beyond, Inc. (g)	21,664	316
Best Buy Co., Inc.	23,440	1,890
Big Lots, Inc.	4,372	91
Bloomin' Brands, Inc.	6,345	153
Booking Holdings, Inc. (f)	1,802	3,431
Brunswick Corp.	3,569	210
Carnival Corp.	45,803	2,065
Carter's, Inc.	5,289	546
Cracker Barrel Old Country Store, Inc. (g)	2,710	417
Dana, Inc.	13,572	230
Deckers Outdoor Corp. (f)	1,361	229
Del Taco Restaurants, Inc. (f)	13,226	99
Dick's Sporting Goods, Inc.	5,591	256

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	9,933	$1,563
eBay, Inc.	47,155	1,675
Ethan Allen Interiors, Inc.	8,410	150
Foot Locker, Inc.	15,099	605
Ford Motor Co.	320,292	2,901
Gentex Corp.	12,015	342
Group 1 Automotive, Inc.	3,186	328
Hasbro, Inc.	13,523	1,375
Helen of Troy Ltd. (f) (g)	676	109
Hilton Worldwide Holdings, Inc.	22,875	2,402
Kontoor Brands, Inc.	4,416	158
La-Z-Boy, Inc.	5,571	176
Lennar Corp., Class A	53,839	3,212
Lowe's Cos., Inc.	40,907	4,800
McDonald's Corp.	22,762	4,427
Nike, Inc., Class B	63,105	5,900
Office Depot, Inc.	96,633	215
O'Reilly Automotive, Inc. (f)	3,051	1,349
Penske Automotive Group, Inc.	2,742	138
Ross Stores, Inc.	19,421	2,256
Starbucks Corp.	83,637	7,144
Steven Madden Ltd.	5,501	234
Sturm Ruger & Co., Inc.	3,921	179
The Buckle, Inc. (g)	6,795	189
The Home Depot, Inc.	48,399	10,673
Thor Industries, Inc.	5,530	353
Toll Brothers, Inc.	5,880	236
Williams-Sonoma, Inc.	4,354	302
Yum! Brands, Inc.	24,392	2,456
		68,292
Consumer Staples (1.4%):
Altria Group, Inc.	88,148	4,381
Cal-Maine Foods, Inc.	3,767	164
Colgate-Palmolive Co.	33,581	2,277
Flowers Foods, Inc.	14,986	322
Hostess Brands, Inc. (f)	14,387	194
Ingles Markets, Inc., Class A	4,087	182
Kimberly-Clark Corp.	9,020	1,230
Nu Skin Enterprises, Inc., Class A	2,912	111
Sanderson Farms, Inc.	1,122	186
Spectrum Brands Holdings, Inc.	5,278	330
Sysco Corp.	21,421	1,725
The Procter & Gamble Co.	122,171	14,912
Tyson Foods, Inc., Class A	24,080	2,164
US Foods Holding Corp. (f)	11,716	466
Walgreens Boots Alliance, Inc.	77,462	4,617
Walmart, Inc.	72,068	8,582
		41,843

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (1.1%):
Chevron Corp.	41,932	$4,911
ConocoPhillips	49,490	2,966
Core Laboratories N.V.	4,623	202
Delek US Holdings, Inc.	12,799	439
Dril-Quip, Inc. (f)	4,682	198
Exxon Mobil Corp.	107,850	7,348
HollyFrontier Corp.	30,683	1,582
Laredo Petroleum, Inc. (f)	49,758	107
Marathon Petroleum Corp.	49,673	3,012
Matador Resources Co. (f)	11,216	158
Occidental Petroleum Corp.	46,556	1,796
Par Pacific Holdings, Inc. (f)	11,481	286
PBF Energy, Inc., Class A	16,237	508
Phillips 66	46,806	5,370
Valero Energy Corp.	36,916	3,525
		32,408
Financials (3.2%):
Ally Financial, Inc.	65,850	2,097
American Equity Investment Life Holding Co.	11,919	354
Bank of Hawaii Corp.	6,797	612
BankUnited, Inc.	15,033	527
Cadence BanCorp	19,328	319
Capital One Financial Corp.	50,840	5,085
Chimera Investment Corp. (g)	24,544	500
Citigroup, Inc.	195,691	14,701
Cullen/Frost Bankers, Inc. (g)	5,935	555
Discover Financial Services	59,245	5,028
Employers Holdings, Inc.	8,665	372
Essent Group Ltd.	13,286	725
FactSet Research Systems, Inc.	7,019	1,822
First BanCorp.	17,896	188
Great Western BanCorp, Inc.	13,425	461
Intercontinental Exchange, Inc.	24,798	2,335
JPMorgan Chase & Co.	81,011	10,675
Ladder Capital Corp.	24,590	425
Legg Mason, Inc.	8,742	342
Lincoln National Corp.	33,491	1,978
LPL Financial Holdings, Inc.	5,914	546
Marsh & McLennan Cos., Inc.	20,098	2,172
MetLife, Inc.	69,613	3,474
MGIC Investment Corp.	17,532	253
Nelnet, Inc., Class A	6,340	399
Primerica, Inc.	3,657	489
Radian Group, Inc.	12,963	335
Regions Financial Corp.	170,294	2,834
S&P Global, Inc.	27,357	7,240
Synchrony Financial	83,259	3,115
Synovus Financial Corp.	5,418	206
T. Rowe Price Group, Inc.	22,220	2,746

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Allstate Corp.	18,642	$2,076
The Progressive Corp.	48,646	3,554
The Travelers Cos., Inc.	11,834	1,618
U.S. Bancorp	38,512	2,312
Universal Insurance Holdings, Inc.	5,157	150
Waddell & Reed Financial, Inc., Class A (g)	21,863	353
Walker & Dunlop, Inc.	2,663	175
Webster Financial Corp.	6,954	339
Wells Fargo & Co.	129,200	7,036
Western Alliance Bancorp	11,625	606
World Acceptance Corp. (f)	1,992	189
		91,318
Health Care (3.1%):
Abbott Laboratories	51,318	4,384
AbbVie, Inc. (g)	112,902	9,905
Acadia Healthcare Co., Inc. (f)	5,450	175
Amedisys, Inc. (f)	3,093	504
Amgen, Inc.	44,025	10,333
AMN Healthcare Services, Inc. (f)	5,577	332
ANI Pharmaceuticals, Inc. (f)	1,685	104
Biogen, Inc. (f)	16,977	5,090
Bio-Rad Laboratories, Inc., Class A (f)	764	282
Bristol-Myers Squibb Co.	50,447	2,872
Bruker Corp.	8,592	440
Cambrex Corp. (f)	2,022	121
Chemed Corp.	1,116	480
Corcept Therapeutics, Inc. (f)	15,698	201
Covetrus, Inc. (f) (g)	15,232	218
CVS Health Corp.	58,415	4,396
Danaher Corp.	17,617	2,572
Eagle Pharmaceuticals, Inc. (f)	1,822	107
Edwards Lifesciences Corp. (f)	8,058	1,974
Eli Lilly & Co.	26,593	3,121
Emergent BioSolutions, Inc. (f)	2,501	137
Encompass Health Corp.	5,072	359
Exelixis, Inc. (f)	25,325	421
Gilead Sciences, Inc.	103,670	6,971
Halozyme Therapeutics, Inc. (f)	11,960	232
HealthEquity, Inc. (f)	3,010	189
Hill-Rom Holdings, Inc.	4,134	443
Horizon Therapeutics PLC (f)	6,111	200
IQVIA Holdings, Inc. (f)	14,090	2,057
Laboratory Corp. of America Holdings (f)	9,911	1,708
Lantheus Holdings, Inc. (f)	3,768	79
Masimo Corp. (f)	2,983	463
McKesson Corp.	14,046	2,032
Medpace Holdings, Inc. (f)	2,202	169
Merck & Co., Inc.	121,007	10,549
Meridian Bioscience, Inc.	20,530	188
Molina Healthcare, Inc. (f)	3,256	441

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Novocure Ltd. (f)	2,359	$217
Patterson Cos., Inc.	15,168	295
PerkinElmer, Inc.	5,781	537
Pfizer, Inc.	295,271	11,375
Phibro Animal Health Corp., Class A	6,629	161
PRA Health Sciences, Inc. (f)	3,118	339
Prestige Consumer Healthcare, Inc. (f)	6,243	236
Select Medical Holdings Corp. (f)	16,777	371
Stryker Corp.	11,231	2,301
Supernus Pharmaceuticals, Inc. (f)	7,234	169
Zoetis, Inc.	18,814	2,267
		92,517
Industrials (2.1%):
3M Co.	28,063	4,764
ACCO Brands Corp.	19,925	182
AECOM (f)	11,172	484
Aerojet Rocketdyne Holdings, Inc. (f)	2,147	95
Air Transport Services Group, Inc. (f)	3,609	89
Allison Transmission Holdings, Inc.	9,126	442
Apogee Enterprises, Inc.	7,737	296
Atkore International Group, Inc. (f)	12,033	502
Avis Budget Group, Inc. (f)	6,334	188
Cintas Corp. (g)	10,459	2,689
Cornerstone Building Brands, Inc. (f)	11,700	81
Crane Co.	4,822	401
Cummins, Inc.	11,315	2,069
Delta Air Lines, Inc.	37,247	2,135
Deluxe Corp.	4,620	236
Eaton Corp. PLC	49,427	4,572
EnPro Industries, Inc.	2,523	168
FTI Consulting, Inc. (f)	2,412	263
Generac Holdings, Inc. (f)	2,615	258
Herman Miller, Inc.	8,132	389
Hexcel Corp.	1,804	144
Hillenbrand, Inc.	8,255	261
IAA, Inc. (f)	4,373	198
IDEX Corp.	13,649	2,221
Illinois Tool Works, Inc.	11,844	2,065
Ingersoll-Rand PLC (g)	12,189	1,598
Johnson Controls International PLC	58,530	2,507
KAR Auction Services, Inc.	5,588	118
Knoll, Inc.	12,268	338
L3Harris Technologies, Inc.	9,664	1,943
Lockheed Martin Corp.	10,273	4,017
Masonite International Corp. (f)	2,721	195
Meritor, Inc. (f)	15,940	402
MSC Industrial Direct Co., Inc.	4,553	334
Northrop Grumman Corp.	6,656	2,341
nVent Electric PLC	8,584	212
Oshkosh Corp.	2,525	228

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PACCAR, Inc.	40,146	$3,266
Patrick Industries, Inc. (f)	4,681	232
Pitney Bowes, Inc.	33,147	156
Regal Beloit Corp.	5,335	436
Rockwell Automation, Inc.	10,037	1,965
Roper Technologies, Inc.	6,703	2,416
Rush Enterprises, Inc., Class A	6,999	321
Ryder System, Inc.	3,989	209
Snap-on, Inc.	9,458	1,518
Spirit Aerosystems Holdings, Inc., Class A	21,188	1,843
Steelcase, Inc., Class A	15,563	282
The Boeing Co.	25,589	9,371
The Greenbrier Cos., Inc. (g)	4,226	119
The Timken Co.	9,353	492
Trinity Industries, Inc.	9,024	190
Wabash National Corp.	21,134	333
Waste Management, Inc.	15,888	1,794
Werner Enterprises, Inc.	5,536	204
WESCO International, Inc. (f)	7,009	369
		64,941
Information Technology (5.6%):
Apple, Inc.	133,658	35,721
Automatic Data Processing, Inc.	12,901	2,203
Belden, Inc.	3,223	173
CACI International, Inc., Class A (f)	1,442	345
Cadence Design Systems, Inc. (f)	24,560	1,725
Cardtronics PLC, Class A (f)	3,008	127
CDW Corp.	13,864	1,872
Ciena Corp. (f)	4,329	164
Cirrus Logic, Inc. (f)	6,414	460
Coherent, Inc. (f)	2,947	445
CoreLogic, Inc. (f)	7,126	295
CSG Systems International, Inc.	7,656	438
Euronet Worldwide, Inc. (f)	3,396	534
Fair Isaac Corp. (f)	845	311
Fiserv, Inc. (f)	17,162	1,995
Hewlett Packard Enterprises Co.	127,282	2,015
HP, Inc.	135,738	2,726
Insight Enterprises, Inc. (f)	3,588	235
Intel Corp.	230,466	13,378
InterDigital, Inc.	4,277	243
International Business Machines Corp.	74,077	9,960
Intuit, Inc.	10,996	2,847
J2 Global, Inc.	5,283	513
Jabil, Inc.	9,757	379
KEMET Corp.	7,802	208
Kulicke & Soffa Industries, Inc.	10,408	261
Lam Research Corp.	14,623	3,902
LogMeIn, Inc.	3,133	244
Manhattan Associates, Inc. (f)	6,505	543

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Maximus, Inc.	6,676	$498
Methode Electronics, Inc.	6,096	227
Microsoft Corp. (h)	182,500	27,628
MKS Instruments, Inc.	2,335	248
NCR Corp. (f)	14,047	461
NIC, Inc.	17,156	389
Oracle Corp.	183,460	10,299
Paylocity Holding Corp. (f)	1,423	174
PayPal Holdings, Inc. (f)	40,341	4,357
Perspecta, Inc.	9,887	273
QUALCOMM, Inc.	33,644	2,811
Science Applications International Corp.	3,495	298
Seagate Technology PLC	29,863	1,782
TE Connectivity Ltd.	17,016	1,578
Tech Data Corp. (f)	3,283	476
Teradyne, Inc.	10,378	650
Texas Instruments, Inc.	29,954	3,601
The Hackett Group, Inc.	23,761	364
Ultra Clean Holdings, Inc. (f)	19,696	438
VeriSign, Inc. (f)	10,124	1,931
Visa, Inc., Class A	54,321	10,024
Western Digital Corp.	20,227	1,018
		153,787
Materials (0.7%):
Air Products & Chemicals, Inc.	9,951	2,352
Berry Global Group, Inc. (f)	11,122	519
Celanese Corp., Series A	13,497	1,695
Cleveland-Cliffs, Inc. (g)	13,498	108
Corteva, Inc.	39,870	1,037
Domtar Corp.	8,688	324
Huntsman Corp.	10,468	237
Hycroft Mining Corp. (f) (i) (l)	216,393	2
Kraton Corp. (f)	5,692	128
LyondellBasell Industries NV, Class A	46,380	4,292
Nucor Corp.	38,510	2,170
Reliance Steel & Aluminum Co.	4,848	572
Resolute Forest Products, Inc.	39,464	158
Schweitzer-Mauduit International, Inc.	8,673	381
Silgan Holdings, Inc.	16,211	499
The Sherwin-Williams Co.	3,948	2,302
Trinseo SA	7,001	266
Warrior Met Coal, Inc.	9,241	190
Westrock Co.	55,369	2,234
		19,466
Real Estate (0.9%):
Brixmor Property Group, Inc.	18,057	396
CBRE Group, Inc., Class A (f)	68,376	3,899
CoreCivic, Inc.	13,038	198
Crown Castle International Corp. (g)	18,743	2,505

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
EPR Properties (g)	6,189	$439
Equity Residential (g)	20,587	1,752
Essex Property Trust, Inc.	3,828	1,195
Gaming and Leisure Properties, Inc.	16,807	709
Host Hotels & Resorts, Inc.	175,186	3,064
Jones Lang LaSalle, Inc.	1,590	264
Kimco Realty Corp.	107,746	2,329
Lamar Advertising Co., Class A	8,436	704
LTC Properties, Inc.	11,580	542
Medical Properties Trust, Inc.	36,560	759
Omega Healthcare Investors, Inc.	9,535	401
Outfront Media, Inc., Class A	4,824	121
PotlatchDeltic Corp.	10,856	471
Public Storage (g)	4,691	988
Service Properties Trust	15,041	350
Spirit Realty Capital, Inc.	3,087	162
Tanger Factory Outlet Centers, Inc. (g)	25,741	392
The GEO Group, Inc.	20,826	289
Ventas, Inc. (g)	16,090	938
Vornado Realty Trust (g)	44,588	2,879
Welltower, Inc. (g)	12,854	1,087
		26,833
Utilities (0.6%):
Consolidated Edison, Inc.	16,463	1,430
Dominion Energy, Inc.	18,247	1,517
DTE Energy Co.	9,441	1,180
Duke Energy Corp.	39,448	3,477
Evergy, Inc.	30,408	1,924
Exelon Corp.	62,338	2,768
IDACORP, Inc.	4,258	447
New Jersey Resources Corp.	10,753	457
NextEra Energy, Inc.	11,820	2,764
PPL Corp.	60,001	2,042
Southwest Gas Holdings, Inc.	5,423	411
The Southern Co.	21,788	1,351
		19,768
Total Common Stocks (Cost $604,448)		672,279
Preferred Stocks (0.6%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	220,000	5,487
Consumer Staples (0.2%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%, 9/26/23 (j)	30,000	827
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%, 1/14/20 (a) (j)	45,000	4,432
		5,259

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Financials (0.2%):
American Overseas Group Ltd., Series A, non-cumulative, 7.50% (LIBOR03M+356bps), 12/15/66 (b) (i) (l)	3,500	$875
Delphi Financial Group, Inc., 5.10% (LIBOR03M+319bps), 5/15/37 (b) (l)	309,253	6,803
		7,678
Total Preferred Stocks (Cost $20,110)		18,424
Senior Secured Loans (0.1%)
Academy Ltd., 1st Lien Term Loan B, 5.78%(LIBOR01M+400bps), 7/2/22, Callable 1/10/20 @ 100 (b)	$5,254	3,901
Total Senior Secured Loans (Cost $4,504)		3,901
Corporate Bonds (7.0%)
Communication Services (0.1%):
Verizon Communications, Inc., 4.50%, 8/10/33	3,403	3,984
Consumer Discretionary (0.0%):
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	1,361	1,366
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	1,134	1,147
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	711	726
		3,239
Consumer Staples (0.3%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,836	3,305
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	3,000	3,001
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,277	1,306
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	3,000	3,068
		10,680
Energy (0.7%):
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	2,837	2,867
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100 (d)	1,702	1,703
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	3,000	2,805
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (h)	1,300	1,927
Enterprise TE Partners LP, 5.30%(LIBOR03M+278bps), 6/1/67, Callable 1/13/20 @ 100 (b)	500	466
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	5,600	5,466
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	2,269	2,212
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	419	423
Southern Union Co., 4.93%(LIBOR03M+302bps), 11/1/66, Callable 1/13/20 @ 100 (b)	2,352	1,635
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	1,134	1,137
		20,641
Financials (3.4%):
Allfirst Preferred Capital Trust, 3.50%(LIBOR03M+150bps), 7/15/29, Callable 1/13/20 @ 100 (b)	1,000	947
AmTrust Financial Services, Inc., 6.13%, 8/15/23	3,607	3,665

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (h)	$5,950	$6,041
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,170
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	1,458	1,468
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,700	2,845
BMW US Capital LLC, 3.25%, 8/14/20 (a) (h)	5,700	5,749
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	3,000	2,995
Cullen/Frost Capital Trust II, 3.69%(LIBOR03M+155bps), 3/1/34, Callable 1/13/20 @ 100 (b)	9,000	7,666
First Maryland Capital I, 3.00%(LIBOR03M+100bps), 1/15/27, Callable 1/13/20 @ 100 (b)	4,000	3,781
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,000	2,012
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,459	1,449
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (a) (h)	5,700	5,800
HSB Group, Inc., 2.91%(LIBOR03M+91bps), 7/15/27, Callable 1/13/20 @ 100 (b)	4,550	3,918
Huntington Capital II, 2.74%(LIBOR03M+63bps), 6/15/28, Callable 1/13/20 @ 100 (b)	2,000	1,798
Hyundai Capital America, 3.75%, 7/8/21 (a) (h)	5,700	5,810
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	2,268	2,281
Manufactures & Traders Trust Co., 2.78%(LIBOR03M+64bps), 12/1/21, Callable 1/13/20 @ 100 (b) (h)	6,039	6,038
Nationwide Mutual Insurance Co., 4.41%(LIBOR03M+229bps), 12/15/24, Callable 1/13/20 @ 100 (a) (b)	11,510	11,456
Pinnacle Financial Partners, Inc., 4.13%(LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	2,000	2,009
PNC Bank NA, 2.70%, 10/22/29	1,500	1,499
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	5,400	5,861
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,000	2,025
SunTrust Capital, 2.58%(LIBOR03M+67bps), 5/15/27, Callable 1/13/20 @ 100 (b)	1,000	949
Texas Capital Bank NA, 5.25%, 1/31/26	1,135	1,186
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	1,180	1,273
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,269	2,243
		93,934
Health Care (0.5%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	2,268	2,301
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,500	1,508
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	3,747	3,812
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	2,836	3,144
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	1,702	1,708
		12,473
Industrials (1.0%):
Ashtead Capital, Inc. 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	1,405	1,407
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	304	308
BNSF Funding Trust, 6.61%(LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	5,325	5,955
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	1,702	1,716
General Electric Co., 5.50%, 1/8/20, MTN	1,725	1,730

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	$1,500	$1,542
Ryder System, Inc. 3.50%, 6/1/21, MTN (h)	5,750	5,854
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	2,837	2,850
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,300	2,318
United Airlines Pass Through Trust, 2.90%, 11/1/29	3,000	3,014
		26,694
Information Technology (0.3%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	3,000	2,978
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	2,039	2,039
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	3,686	4,053
		9,070
Materials (0.1%):
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	2,836	2,858
Real Estate (0.2%):
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,435
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	2,836	2,838
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,075
SBA Tower Trust, 2.84%, 1/15/25 (a)	1,125	1,128
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	262	270
		6,746
Utilities (0.4%):
Alabama Power Co., 3.85%, 12/1/42	1,702	1,853
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,001
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	1,650	1,642
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	1,702	1,860
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	3,800	3,834
		11,190
Total Corporate Bonds (Cost $198,068)		201,509
Yankee Dollars (1.0%)
Energy (0.0% (k)):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	973	1,025
Financials (0.8%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,750	5,930
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	1,701	1,712
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a) (h)	3,000	3,108
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	5,900	6,233
Schahin II Finance Co. SPV Ltd. 8.00%, 5/25/20 PIK (a) (i) (n) (p)	111	103
5.88%, 9/25/22 (a) (l) (q)	4,465	333
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,600	1,600
Transcanada Trust, 5.63%(LIBOR03M+353bps), 5/20/75, Callable 5/20/25 @ 100 (b)	1,400	1,462
		20,481

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	$3,000	$2,957
Materials (0.1%):
Braskem Finance Ltd., 6.45%, 2/3/24	500	555
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,702	1,641
Teck Resources Ltd., 6.13%, 10/1/35	1,818	2,102
		4,298
Total Yankee Dollars (Cost $31,165)		28,761
Municipal Bonds (0.7%)
Florida (0.0% (k)):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	1,134	1,120
Georgia (0.2%):
Athens Housing Authority Revenue, 2.42%, 12/1/26 (d)	2,420	2,413
New Jersey (0.0%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	1,094	1,096
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	567	573
		1,669
New York (0.2%):
New York State Dormitory Authority Revenue, Series B, 2.83%, 7/1/31 (d)	2,835	2,833
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	655	651
		3,484
Pennsylvania (0.0%):
Scranton School District, GO(INS — Build America Mutual Assurance Co.) 3.05%, 4/1/29	800	804
3.10%, 4/1/30	579	583
State Public School Building Authority Revenue, 3.05%, 4/1/28	1,135	1,136
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31 (d)	1,135	1,132
Series C, 2.58%, 9/15/32 (d)	565	564
Series C, 2.63%, 9/15/33 (d)	1,135	1,133
		5,352
Texas (0.3%):
City of Houston, Texas Combined Utility System Revenue, 3.72%, 11/15/28	1,415	1,561
Ector County Hospital District Revenue, Build America Bond 6.80%, 9/15/25, Continuously Callable @100	150	152
Series B, 7.18%, 9/15/35, Continuously Callable @100	300	305
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29 (d)	1,135	1,131
State of Texas, GO, 3.00%, 4/1/28 (d)	1,701	1,792
		4,941
Total Municipal Bonds (Cost $18,967)		18,979

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Mortgages (8.0%)
Federal Home Loan Mortgage Corporation Series K047, Class A2, 3.33%, 5/25/25 (p)	$8,400	$8,920
Series K053, Class A2, 3.00%, 12/25/25	14,000	14,680
Series K151, Class A3, 3.51%, 4/25/30	9,000	9,762
Series K156, Class A2, 3.70%, 1/25/33 (p)	4,285	4,789
3.00%, 4/1/46	11,867	12,152
3.50%, 4/1/46	18,456	19,223
3.00%, 6/1/46	32,078	32,848
3.00%, 8/1/46	3,635	3,722
3.00%, 1/1/47	11,271	11,542
3.00%, 1/1/47	11,070	11,336
3.00%, 3/1/47	34,419	35,244
3.00%, 4/1/47	22,767	23,314
3.00%, 4/1/47	7,450	7,601
3.00%, 6/1/47	12,480	12,734
3.50%, 4/1/48	6,793	6,991
4.00%, 7/1/48	7,305	7,589
		222,447
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	3,431	3,442
4.00%, 11/1/45	4,720	4,984
		8,426
Government National Mortgage Association 6.50%, 4/15/24	4	4
Total U.S. Government Agency Mortgages (Cost $225,441)		230,877
U.S. Treasury Obligations (12.3%)
U.S. Treasury Bonds 3.13%, 8/15/44	69,200	81,407
2.38%, 11/15/49	13,000	13,498
U.S. Treasury Notes 2.50%, 6/30/20	10,000	10,049
1.13%, 2/28/21	63,000	62,555
1.88%, 7/31/22	6,000	6,041
1.63%, 8/15/22	26,970	26,983
1.63%, 11/15/22	69,390	69,433
1.63%, 4/30/23	29,000	29,011
2.75%, 11/15/23	1,000	1,043
2.25%, 11/15/25	5,000	5,155
1.63%, 2/15/26	42,000	41,793
2.38%, 5/15/27 (h)	8,100	8,465
Total U.S. Treasury Obligations (Cost $339,673)		355,433

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Exchange-Traded Funds (44.4%)
First Trust Global Tactical Commodity Strategy Fund	10,000	$183
Invesco DB Commodity Index Tracking Fund	256,100	3,921
Invesco FTSE RAFI Developed Markets ex-US ETF	592,071	24,494
Invesco FTSE RAFI Emerging Markets ETF	1,444,718	30,108
Invesco Fundamental High Yield Corporate Bond ETF (g)	158,356	3,014
Invesco S&P Midcap Low Volatility ETF	50,000	2,670
iShares 20+ Year Treasury Bond ETF	304,228	42,720
iShares 7-10 Year Treasury Bond ETF (g)	101,996	11,380
iShares Core MSCI EAFE ETF	1,610,315	102,769
iShares Core MSCI Emerging Markets ETF	1,599,921	81,868
iShares Core S&P 500 ETF	232,599	73,515
iShares Core U.S. Aggregate Bond ETF	258,662	29,193
iShares Edge MSCI Min Vol EAFE ETF	153,197	11,517
iShares Edge MSCI Min Vol Emerging Markets ETF	139,992	7,985
iShares iBoxx $ Investment Grade Corporate Bond ETF	190,086	24,325
iShares MSCI Canada ETF	2,455,232	72,749
iShares MSCI United Kingdom ETF (g)	617,520	20,335
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,137,243	61,318
Schwab Fundamental International Large Co. Index ETF	3,080,514	88,472
Schwab Fundamental International Small Co. Index ETF	593,600	19,375
SPDR S&P Emerging Markets Smallcap ETF	107,983	4,771
U.S. Commodity Index Fund	110,980	3,887
VanEck Vectors Gold Miners ETF	1,473,718	39,908
VanEck Vectors Junior Gold Miners ETF	101,000	3,853
Vanguard FTSE All-World ex-US ETF	333,659	17,404
Vanguard FTSE Developed Markets ETF	3,401,069	146,143
Vanguard FTSE Europe ETF (g)	1,498,400	84,495
Vanguard Mid-Capital ETF (g)	14,000	2,449
Vanguard Mortgage-Backed Securities ETF	659,209	35,109
Vanguard Real Estate ETF	597,270	55,587
Vanguard S&P 500 ETF (h)	237,314	68,501
Vanguard Short-Term Bond ETF	244,381	19,734
Vanguard Small-Capital Value ETF (g)	140,914	18,932
Vanguard Total Bond Market ETF	338,156	28,503
Vanguard Total Stock Market ETF (h)	217,220	34,760
WisdomTree Emerging Markets SmallCap Dividend Fund	202,622	9,201
Xtrackers USD High Yield Corporate Bond ETF (g)	88,170	4,396
Total Exchange-Traded Funds (Cost $1,171,022)		1,289,544
Affiliated Exchange-Traded Funds (0.1%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	68,000	2,939
Total Affiliated Exchange-Traded Funds (Cost $3,463)		2,939
Commercial Paper (1.1%)
CSLB Holdings, Inc., 2.40%, 12/3/19 (m)	$2,200	2,200
FMC Corp., 2.64%, 12/2/19 (m)	8,200	8,198
ONEOK, Inc., 2.49%, 12/4/19 (m)	8,200	8,198

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Royal Caribbean Cruises, 2.40%, 12/3/19 (m)	$8,200	$8,198
Union Electric Co., 2.70%, 12/2/19 (m)	2,671	2,671
Viacom, Inc., 1.97%, 12/10/19 (m)	1,700	1,699
Total Commercial Paper (Cost $31,167)		31,164
Convertible Corporate Bonds (0.0% (k))
Materials (0.0% (k)):
Hycroft Mining Corp., 15.00%, PIK 10/22/20 (i) (l) (n)	1,172	35
Total Convertible Corporate Bonds (Cost $1,165)		35
Collateral for Securities Loaned^ (1.2%)
HSBC US Government Money Market Fund, I Shares, 1.58% (o)	30,479,391	30,479
Invesco Government & Agency Portfolio, Institutional Shares, 1.52% (o)	2,927,746	2,928
Total Collateral for Securities Loaned (Cost $33,407)		33,407
Total Investments (Cost $2,735,382) — 101.4%		2,938,497
Liabilities in excess of other assets — (1.4)%		(40,695)
NET ASSETS — 100.00%		$2,897,802

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid unless noted otherwise, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $91,949 (thousands) and amounted to 3.2% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2019.

(c)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2019.

(d)  Security purchased on a when-issued basis.

(e)  Interest only.

(f)  Non-income producing security.

(g)  All or a portion of this security is on loan.

(h)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(i)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.0% of the Fund's net assets as of November 30, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(j)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)  Amount represents less than 0.05% of net assets.

(l)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2019, illiquid securities were 0.03% of the Fund's net assets.

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(m)  Rate represents the effective yield at November 30, 2019.

(n)  All of the coupon is paid in kind.

(o)  Rate disclosed is the daily yield on November 30, 2019.

(p)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(q)  Defaulted security.

bps — Basis points

ETF — Exchange-Traded Fund

GO — General Obligation

LIBOR — London InterBank Offered Rate

  LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

  LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PIK — Paid In-Kind

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of November 30, 2019

See notes to financial statements.

20

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderately Aggressive Fund
Assets:
Affiliated investments, at value (Cost $3,463)	$2,939
Unaffiliated investments, at value (Cost $2,731,919)	2,935,558	(a)
Cash and cash equivalents	1,903
Receivables:
Interest and dividends	5,984
Capital shares issued	1,714
Reclaims	24
From Adviser	452
Prepaid expenses	10
Total assets	2,948,584
Liabilities:
Payables:
Collateral received on loaned securities	33,407
Investments purchased	14,451
Capital shares redeemed	576
Accrued expenses and other payables:
Investment advisory fees	1,404
Administration fees	357
Custodian fees	42
Transfer agent fees	314
Compliance fees	—	(b)
Other accrued expenses	231
Total liabilities	50,782
Net Assets:
Capital	2,640,213
Total distributable earnings/(loss)	257,589
Net assets	$2,897,802
Shares (unlimited number of shares authorized with no par value):	112,591
Net asset value, offering and redemption price per share: (c)	$25.74

(a)  Includes $32,429 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
See notes to financial statements.

21

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderately Aggressive Fund
Investment Income:
Income distributions from affiliated funds	$8
Dividends	26,530
Interest	14,863
Securities lending (net of fees)	131
Foreign tax withholding	— (a)
Total income	41,532
Expenses:
Investment advisory fees	8,456
Administration fees	2,150
Custodian fees	88
Transfer agent fees	3,095
Trustees' fees	20
Compliance fees	7
Legal and audit fees	52
State registration and filing fees	25
Interest expense on Interfund lending	3
Sub-Administration fees	36
Other expenses	228
Total expenses	14,160
Expenses waived/reimbursed by Adviser	(107)
Expenses waived/reimbursed by AMCO	(39)
Net expenses	14,014
Net Investment Income (Loss)	27,518
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	6,700
Net realized gains (losses) from futures contracts	(2,060)
Net change in unrealized appreciation/depreciation on affiliated funds	51
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	168,472
Net change in unrealized appreciation/depreciation on futures contracts	1,653
Net realized/unrealized gains (losses) on investments	174,816
Change in net assets resulting from operations	$202,334

(a)  Rounds to less than $1.

See notes to financial statements.

22

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderately Aggressive Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$27,518	$53,788
Net realized gains (losses) from investments	4,640	55,243
Net change in unrealized appreciation (depreciation) on investments	170,176	(85,067)
Change in net assets resulting from operations	202,334	23,964
Change in net assets resulting from distributions to shareholders	—	(156,279)
Change in net assets resulting from capital transactions	(81,570)	415,470
Change in net assets	120,764	283,155
Net Assets:
Beginning of period	2,777,038	2,493,883
End of period	$2,897,802	$2,777,038
Capital Transactions:
Proceeds from shares issued	$80,585	$223,097
Reorganization (Note 10)	—	381,150
Distributions reinvested	—	155,094
Cost of shares redeemed	(162,155)	(343,871)
Change in net assets resulting from capital transactions	$(81,570)	$415,470
Share Transactions:
Issued	3,222	9,139
Reorganization (Note 10)	—	17,570
Reinvested	—	6,492
Redeemed	(6,478)	(14,084)
Change in Shares	(3,256)	19,117

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Cornerstone Moderately Aggressive Fund
Six Months Ended November 30, 2019 (unaudited)	$23.97	0.24	(d)	1.53	1.77	—	—
Year Ended May 31, 2019	$25.78	0.46		(0.79)	(0.33)	(0.39)	(1.09)
Year Ended May 31, 2018	$26.09	0.42		1.28	1.70	(0.44)	(1.57)
Year Ended May 31, 2017	$24.08	0.45		2.06	2.51	(0.50)	—
Year Ended May 31, 2016	$26.27	0.55		(2.06)	(1.51)	(0.56)	(0.12)
Year Ended May 31, 2015	$26.02	0.56		0.33	0.89	(0.64)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Effective June 22, 2018 AMCO has voluntarily agreed to limit the annual expenses of the Fund to 0.98% of the Fund's average daily net assets.

(f)  For the year ended May 31, 2019, the portfolio turnover calculation excludes the value of securities purchased of $370,785 thousand and sold of $3,096 thousand after the Fund's acquisition of First Start Growth Fund. Reflects increased trading activity due to usage of quantitative investment strategies.

(g)  Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderately Aggressive Fund
Six Months Ended November 30, 2019 (unaudited)	—	$25.74	7.38%	0.98%		1.92%	0.99%	$2,897,802	38%
Year Ended May 31, 2019	(1.48)	$23.97	(1.20)%	0.98	%(e)	1.91%	1.01%	$2,777,038	95	%(f)
Year Ended May 31, 2018	(2.01)	$25.78	6.52%	0.97%		1.64%	0.97%	$2,493,883	56%
Year Ended May 31, 2017	(0.50)	$26.09	10.59%	1.06%		1.78%	1.06%	$2,398,407	69%
Year Ended May 31, 2016	(0.68)	$24.08	(5.73)%	1.13%		2.18%	1.13%	$2,278,762	87	%(g)
Year Ended May 31, 2015	(0.64)	$26.27	3.47%	1.16%		2.14%	1.16%	$2,526,548	62%

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderately Aggressive Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$35,946	$—	$35,946
Collateralized Mortgage Obligations	—	15,299	—	15,299
Common Stocks	672,277	—	2	672,279
Preferred Stocks	6,314	11,235	875	18,424
Senior Secured Loans	—	3,901	—	3,901
Corporate Bonds	—	201,509	—	201,509
Yankee Dollars	—	28,658	103	28,761
Municipal Bonds	—	18,979	—	18,979
U.S. Government Agency Mortgages	—	230,877	—	230,877
U.S. Treasury Obligations	—	355,433	—	355,433
Exchange-Traded Funds	1,289,544	—	—	1,289,544

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$2,939	$—	$—	$2,939
Commercial Paper	—	31,164	—	31,164
Convertible Corporate Bonds	—	—	35	35
Collateral for Securities Loaned	33,407	—	—	33,407
Total	$2,004,481	$933,001	$1,015	$2,938,497

Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

During the period ended November 30, 2019, the Fund held futures contracts primarily for gaining exposure to a particular asset class or securities market. The Fund held no futures contracts at November 30, 2019.

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2019 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$(2,060)	$1,653

All open derivative positions at year end are reflected in the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$32,429	$—	$33,407

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$1,007	$—	$—

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$878,914	$775,451	$188,450	$295,390

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annual rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $7,083 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $1,373 thousand and reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated exchange-traded fund(s) ("affiliated ETFs"). The Fund's Advisor fee is reimbursed by VCM (and previously AMCO) to the extent of the indirect Advisor fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the period from July 1, 2019 through November 30, 2019, the Fund's Advisor fee was reimbursed by VCM in an amount of $4 thousand, of which $4 thousand is receivable from VCM. For the period from June 1, 2019 through June 30, 2019, the Fund's Advisor fee was reimbursed by AMCO in an amount of less than $1 thousand.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2019, the Fund had no subadvisers.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets. Amounts incurred from July 1, 2019 through November 30, 2019 are $1,801 thousand and are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets. Amounts incurred from June 1, 2019 through June 30, 2019 were $349 thousand and are presented on the Statement of Operations as Administration fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $2,575 thousand. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $520 thousand. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 0.98%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$107

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses to 0.98% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund incurred reimbursements of $39 thousand. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $6 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2019 were as follows:

Borrower or Lender	Amount Outstanding at November, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$6,562	7	2.19%	$9,131

*  For the six months ended November 30, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$69,554	$86,725	$156,279

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$11,345	$15,204	$31,393	$57,942

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, REIT return of capital dividend, non-REIT return of capital dividend, futures contracts marked-to-market, hybrid interest accrual adjustment and partnership basis adjustments.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended November 30, 2019 were as follows (amount in thousands):

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	$2,888	$—	$—	$—	$—	$51	$2,939	$8

9. Acquisition of USAA First Start Growth Fund:

On June 22, 2018, the USAA First Start Growth Fund was acquired by the Fund pursuant to a Plan of Reorganization and Termination, which was approved by shareholders of the First Start Growth Fund on May 30, 2018. The reorganization was accomplished by a tax-free exchange of 17,570,000 shares of the Fund (valued at $440,752,000) for 32,676,000 shares of the USAA First Start Growth Fund (100% of the voting equity interests) outstanding on June 22, 2018. The reason for the transaction was to combine two funds with comparable investment objectives to create one larger fund with the potential for lower total operating expenses borne by shareholders. The tax-free exchange of shares by the Fund for the assets and liabilities of the USAA First Start Growth Fund on the date of the reorganization was as follows:

Shares Issued by USAA Cornerstone Moderately Aggressive Fund	Total Net Assets of the USAA First Start Growth Fund		Merger Ratio	Prior to reorganization Total Net Assets of the Cornerstone Moderately Aggressive Fund		After reorganization Total Net Assets of the Cornerstone Moderately Aggressive Fund
17,570,000	$440,752,000	(b)	.538	$2,490,669,000	(a)	$2,931,421,000

(a) Includes undistributed net investment income of $6,090,000 and unrealized appreciation on investments of $107,487,000 with a fair value of $2,486,634,000 and identified cost of $2,379,147,000.

(b) Includes $59,602,000 of unrealized appreciation on investments.

Assets received, and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received by the Fund was carried forward to align ongoing reporting of the portfolio's realized and unrealized gains and losses with amounts distributable for tax purposes.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

The pro forma results of operations for the year ended May 31, 2019, assuming the reorganization had been completed on June 1, 2018 (the beginning of the annual period), are as follows:

Net investment income	$55,441,000
Net realized gain on investments	$55,309,000
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	$(86,226,000)
Net increase in net assets resulting from operations	$24,524,000

The combined investment portfolios have been managed as a single portfolio since the merger was completed on June 22, 2018. Thus, it is not practicable to separate the amounts of revenue and earnings of the First Start Growth Fund that has been included in the Fund's Statement of Operations since June 22, 2018.

38

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,073.80	$1,020.10	$5.08	$4.95	0.98%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

39

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

27800-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Cornerstone Moderately
Conservative Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	33
Expense Examples	33
Proxy Voting and Portfolio Holdings Information	33
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek current income with a secondary focus on capital appreciation.

Top 10 Holdings*

11/30/19

(% of Net Assets)

U.S. Treasury Note, 1.63%, 11/15/22	3.4%
iShares Core S&P 500 ETF	3.4%
U.S. Treasury Note, 1.13%, 2/28/21	3.2%
Vanguard FTSE Europe ETF	2.9%
Schwab Fundamental International Large Co. Index ETF	2.9%
U.S. Treasury Bond, 3.13%, 8/15/44	2.8%
U.S. Treasury Note, 2.25%, 11/15/25	2.7%
Vanguard Total Bond Market ETF	2.4%
iShares MSCI Canada ETF	2.4%
Schwab Fundamental Emerging Markets Large Co. Index ETF	2.0%

*  Does not include and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund (continued)	November 30, 2019

  (Unaudited)

Asset Allocation*:

11/30/19

(% of Net Assets)

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (2.7%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 4/18/22 @ 100	$480	$493
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 8/18/22 @ 100	143	144
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100 (a)	304	304
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.48%, 8/20/24, Callable 9/20/23 @ 100 (a)	1,500	1,501
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	329	335
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100 (a)	240	242
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24 (a)	175	175
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 7/15/22 @ 100 (a)	215	219
Goal Capital Funding Trust, Series 2005-2, Class A4, 2.11%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (b)	476	460
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	192	192
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	97	97
Navient Student Loan Trust, Series 2015-2, Class B, 3.21%(LIBOR01M+150bps), 8/25/50, Callable 3/25/28 @ 100 (b)	200	196
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	82	84
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	560	578
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 12/20/19 @ 100 (a)	143	144
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	320	322
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100 (a)	500	493
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 9/15/21 @ 100 (a)	350	359
Total Asset Backed Securities (Cost $6,282)		6,338
Collateralized Mortgage Obligations (0.9%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	155	47
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	26	27
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	250	259
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	167	172
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	286	297
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.28%(LIBOR01M+250bps), 10/7/21 (a) (b)	320	321

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57 (d)	$215	$221
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 1.95%(LIBOR01M+19bps), 2/15/40 (b)	4	4
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49 (c) (e)	2,464	211
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	500	509
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	57	54
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (a) (c) (e)	2,517	97
Total Collateralized Mortgage Obligations (Cost $2,258)		2,219
Common Stocks (12.0%)
Communication Services (1.3%):
AT&T, Inc.	22,289	833
CenturyLink, Inc.	6,662	97
Comcast Corp., Class A	16,748	739
Discovery, Inc., Class C (f)	2,632	80
InterActive Corp. (f)	323	72
Liberty Media Corp-Liberty SiriusXM, Class A (f)	1,655	81
Omnicom Group, Inc.	1,500	119
Sirius XM Holdings, Inc.	17,293	121
Take-Two Interactive Software, Inc. (f)	639	77
Twitter, Inc. (f)	1,806	56
Verizon Communications, Inc.	7,175	432
Viacom, Inc., Class B	2,900	70
		2,777
Consumer Discretionary (1.2%):
AutoZone, Inc. (f)	83	98
Best Buy Co., Inc.	1,088	88
Booking Holdings, Inc. (f)	84	160
Carnival Corp.	2,125	96
Dollar General Corp.	461	73
eBay, Inc.	2,188	78
Ford Motor Co.	14,862	135
Hasbro, Inc.	628	64
Hilton Worldwide Holdings, Inc.	1,061	111
Lennar Corp., Class A	2,498	149
Lowe's Cos., Inc.	1,898	223
McDonald's Corp.	1,056	205
Nike, Inc., Class B	2,928	274
O'Reilly Automotive, Inc. (f)	142	63
Ross Stores, Inc.	901	105
Starbucks Corp.	3,881	332
The Home Depot, Inc.	2,246	494
Yum! Brands, Inc.	1,132	114
		2,862

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.8%):
Altria Group, Inc.	4,090	$203
Colgate-Palmolive Co.	1,558	106
Kimberly-Clark Corp.	419	57
Sysco Corp.	994	80
The Procter & Gamble Co.	5,669	692
Tyson Foods, Inc., Class A	1,117	100
Walgreens Boots Alliance, Inc.	3,594	214
Walmart, Inc.	3,344	399
		1,851
Energy (0.6%):
Chevron Corp.	1,946	228
ConocoPhillips	2,296	138
Exxon Mobil Corp.	5,004	341
HollyFrontier Corp.	1,424	73
Marathon Petroleum Corp.	2,305	140
Occidental Petroleum Corp.	2,160	83
Phillips 66	2,172	249
Valero Energy Corp.	1,713	164
		1,416
Financials (1.6%):
Ally Financial, Inc.	3,056	97
Capital One Financial Corp.	2,359	236
Citigroup, Inc.	9,080	683
Discover Financial Services	2,749	233
FactSet Research Systems, Inc.	326	85
Intercontinental Exchange, Inc.	1,151	108
JPMorgan Chase & Co.	3,759	496
Lincoln National Corp.	1,554	92
Marsh & McLennan Cos., Inc.	933	101
MetLife, Inc.	3,230	161
Regions Financial Corp.	7,902	131
S&P Global, Inc.	1,269	336
Synchrony Financial	3,863	145
T. Rowe Price Group, Inc.	1,031	127
The Allstate Corp.	865	96
The Progressive Corp.	2,257	165
The Travelers Cos., Inc.	549	75
U.S. Bancorp	1,787	107
Wells Fargo & Co.	5,995	326
		3,800
Health Care (1.6%):
Abbott Laboratories	2,381	203
AbbVie, Inc.	5,239	460
Amgen, Inc.	2,043	480
Biogen, Inc. (f)	788	236
Bristol-Myers Squibb Co.	2,341	133
CVS Health Corp.	2,711	205
Danaher Corp.	817	119

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp. (f)	374	$92
Eli Lilly & Co.	1,234	145
Gilead Sciences, Inc.	4,810	323
IQVIA Holdings, Inc. (f)	654	95
Laboratory Corp. of America Holdings (f)	460	79
McKesson Corp.	652	94
Merck & Co., Inc.	5,615	490
Pfizer, Inc.	13,701	528
Stryker Corp.	521	107
Zoetis, Inc.	873	105
		3,894
Industrials (1.0%):
3M Co.	1,302	221
Cintas Corp.	485	125
Cummins, Inc.	525	96
Delta Air Lines, Inc.	1,728	99
Eaton Corp. PLC	2,293	212
IDEX Corp.	633	103
Illinois Tool Works, Inc.	550	96
Ingersoll-Rand PLC	566	74
Johnson Controls International PLC	2,716	116
L3Harris Technologies, Inc.	448	90
Lockheed Martin Corp.	477	186
Northrop Grumman Corp.	309	109
PACCAR, Inc.	1,863	152
Rockwell Automation, Inc.	466	91
Roper Technologies, Inc.	311	112
Snap-on, Inc.	439	70
Spirit Aerosystems Holdings, Inc., Class A	983	86
The Boeing Co.	1,187	434
Waste Management, Inc.	737	83
		2,555
Information Technology (2.9%):
Apple, Inc.	6,201	1,657
Automatic Data Processing, Inc.	599	102
Cadence Design Systems, Inc. (f)	1,140	80
CDW Corp.	643	87
Fiserv, Inc. (f)	796	93
Hewlett Packard Enterprises Co.	5,906	93
HP, Inc.	6,299	126
Intel Corp.	10,694	621
International Business Machines Corp.	3,437	462
Intuit, Inc.	510	132
Lam Research Corp.	679	181
Microsoft Corp. (g)	8,468	1,281
Oracle Corp.	8,513	478
PayPal Holdings, Inc. (f)	1,872	202
QUALCOMM, Inc.	1,561	130
Seagate Technology PLC	1,386	83
TE Connectivity Ltd.	790	73

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Texas Instruments, Inc.	1,390	$167
VeriSign, Inc. (f)	470	90
Visa, Inc., Class A	2,521	465
Western Digital Corp.	939	47
		6,650
Materials (0.2%):
Air Products & Chemicals, Inc.	462	109
Celanese Corp., Series A	626	79
Corteva, Inc.	1,850	48
Hycroft Mining Corp. (f) (h) (k)	24,262	—	(i)
LyondellBasell Industries NV, Class A	2,152	199
Nucor Corp.	1,787	101
The Sherwin-Williams Co.	183	107
Westrock Co.	2,569	104
		747
Real Estate (0.4%):
CBRE Group, Inc., Class A (f)	3,173	181
Crown Castle International Corp.	870	116
Equity Residential	955	81
Essex Property Trust, Inc.	178	56
Host Hotels & Resorts, Inc.	8,129	142
Kimco Realty Corp.	5,000	108
Public Storage	218	46
Ventas, Inc.	747	44
Vornado Realty Trust	2,069	134
Welltower, Inc.	596	50
		958
Utilities (0.4%):
Consolidated Edison, Inc.	764	66
Dominion Energy, Inc.	847	71
DTE Energy Co.	438	55
Duke Energy Corp.	1,830	162
Evergy, Inc.	1,411	89
Exelon Corp.	2,893	128
NextEra Energy, Inc.	548	128
PPL Corp.	2,784	95
The Southern Co.	1,011	63
		857
Total Common Stocks (Cost $26,031)		28,367
Preferred Stocks (1.1%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	20,000	499
Consumer Staples (0.6%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%, 9/26/23 (j)	32,000	883
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%, 1/14/20 (a) (j)	5,000	492
		1,375

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Financials (0.3%):
Delphi Financial Group, Inc., 5.10%(LIBOR03M+319bps), 5/15/37 (b) (k)	27,414	$603
Total Preferred Stocks (Cost $2,517)		2,477
Senior Secured Loans (0.2%)
Academy Ltd., 1st Lien Term Loan B, 5.78%(LIBOR01M+400bps), 7/2/22, Callable 1/10/20 @ 100 (b)	$584	434
Total Senior Secured Loans (Cost $498)		434
Corporate Bonds (9.6%)
Communication Services (0.2%):
Verizon Communications, Inc., 4.50%, 8/10/33	430	503
Consumer Discretionary (0.2%):
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	172	173
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	143	145
		318
Consumer Staples (0.6%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	358	417
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	300	300
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	161	165
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	350	358
		1,240
Energy (1.3%):
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	358	362
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100 (d)	215	215
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	350	327
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	650	964
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	700	683
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	286	279
Southern Union Co., 4.93%(LIBOR03M+302bps), 11/1/66, Callable 1/13/20 @ 100 (b)	200	139
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	143	143
		3,112
Financials (4.3%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	332	337
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	350	355
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	184	185
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	100	105
BMW US Capital LLC, 3.25%, 8/14/20 (a) (g)	700	706
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	350	349
Cullen/Frost Capital Trust II, 3.69%(LIBOR03M+155bps), 3/1/34, Callable 1/13/20 @ 100 (b)	1,000	852

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
First Maryland Capital I, 3.00%(LIBOR03M+100bps), 1/15/27, Callable 1/13/20 @ 100 (b)	$100	$95
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	500	503
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a) (q)	184	183
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (a) (g)	700	712
HSB Group, Inc., 2.91%(LIBOR03M+91bps), 7/15/27, Callable 1/13/20 @ 100 (b)	550	474
Hyundai Capital America, 3.75%, 7/8/21 (a) (g)	700	714
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	287	289
Nationwide Mutual Insurance Co., 4.41%(LIBOR03M+229bps), 12/15/24, Callable 1/13/20 @ 100 (a) (b)	1,100	1,095
PNC Bank NA, 2.70%, 10/22/29	1,000	999
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	600	651
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	250	253
SunTrust Capital, 2.58%(LIBOR03M+67bps), 5/15/27, Callable 1/13/20 @ 100 (b)	1,000	948
Texas Capital Bank NA, 5.25%, 1/31/26	143	149
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	140	151
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	286	283
		10,388
Health Care (0.6%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	287	291
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	534	543
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	358	397
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	215	216
		1,447
Industrials (1.0%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	51	52
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	38	38
Continental Airlines, 6.25%, 4/11/20	102	104
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	215	217
General Electric Co., 5.50%, 1/8/20, MTN	210	211
Ryder System, Inc.
3.50%, 6/1/21, MTN (g)	700	712
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	358	360
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	325	328
United Airlines Pass Through Trust, 2.90%, 11/1/29	300	301
		2,323
Information Technology (0.4%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	300	298
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	263	263
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	466	512
		1,073

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Materials (0.2%):
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	$358	$361
Real Estate (0.2%):
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	358	359
SBA Tower Trust, 2.84%, 1/15/25 (a)	173	173
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	33	34
		566
Utilities (0.6%):
Alabama Power Co., 3.85%, 12/1/42	215	234
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	367	365
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	215	235
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	467	471
		1,305
Total Corporate Bonds (Cost $22,178)		22,636
Yankee Dollars (1.5%)
Energy (0.1%):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	123	130
Financials (1.1%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	700	722
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	215	216
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a) (g)	300	311
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	250	264
Schahin II Finance Co. SPV Ltd. 8.00%, 5/25/20 PIK (a) (h) (o)	23	21
5.88%, 9/25/22 (a) (k) (r)	912	68
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,000
		2,602
Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	300	296
Materials (0.2%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	214	206
Teck Resources Ltd., 6.13%, 10/1/35	230	266
		472
Total Yankee Dollars (Cost $4,110)		3,500
Municipal Bonds (0.9%)
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	143	141
Georgia (0.0%):
Athens Housing Authority Revenue, 2.42%, 12/1/26 (d)	305	304

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	$138	$138
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	72	73
		211
New York (0.1%):
New York State Dormitory Authority Revenue, Series B, 2.83%, 7/1/31 (d)	360	359
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	83	83
		442
Pennsylvania (0.3%):
State Public School Building Authority Revenue, 3.05%, 4/1/28	143	143
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31 (d)	145	145
Series C, 2.58%, 9/15/32 (d)	70	70
Series C, 2.63%, 9/15/33 (d)	145	145
		503
Texas (0.3%):
City of Houston, Texas Combined Utility System Revenue, 3.72%, 11/15/28	180	199
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29 (d)	145	145
State of Texas, GO, 3.00%, 4/1/28 (d)	215	226
		570
Total Municipal Bonds (Cost $2,170)		2,171
U.S. Government Agency Mortgages (11.2%)
Federal Home Loan Mortgage Corporation Series 7/15/29, Class A2, 3.33%, 5/25/25 (q)	1,100	1,168
3.00%, 4/1/46	1,341	1,373
3.50%, 4/1/46	3,901	4,063
3.00%, 6/1/46	3,208	3,285
3.00%, 9/1/46	1,459	1,494
3.00%, 10/1/46	736	753
3.00%, 11/1/46	1,496	1,532
3.00%, 1/1/47	2,372	2,429
3.00%, 1/1/47	3,498	3,582
3.00%, 3/1/47	4,312	4,416
3.50%, 4/1/48	1,698	1,748
		25,843
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	457	459
Total U.S. Government Agency Mortgages (Cost $25,871)		26,302
U.S. Treasury Obligations (19.1%)
U.S. Treasury Bonds 3.13%, 8/15/44	5,700	6,706

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
3.00%, 8/15/48 (g)	$1,000	$1,169
3.38%, 11/15/48 (g)	1,000	1,252
2.38%, 11/15/49	1,000	1,038
U.S. Treasury Notes 2.50%, 1/31/21 (g)	2,000	2,018
1.13%, 2/28/21	7,600	7,546
1.63%, 11/15/22	8,000	8,005
2.00%, 2/15/23	618	625
1.63%, 4/30/23	3,800	3,801
2.50%, 5/15/24	1,500	1,556
2.25%, 11/15/25	6,200	6,393
1.63%, 2/15/26	2,000	1,990
2.25%, 2/15/27	1,000	1,035
2.38%, 5/15/27 (g)	2,000	2,090
Total U.S. Treasury Obligations (Cost $43,274)		45,224
Exchange-Traded Funds (37.8%)
First Trust Global Tactical Commodity Strategy Fund	6,700	122
Invesco DB Commodity Index Tracking Fund (l)	22,900	351
Invesco FTSE RAFI Developed Markets ex-US ETF	45,132	1,867
Invesco FTSE RAFI Emerging Markets ETF	99,400	2,071
Invesco Fundamental High Yield Corporate Bond ETF	16,600	316
iShares 20+ Year Treasury Bond ETF	31,413	4,411
iShares Core MSCI EAFE ETF	63,935	4,080
iShares Core MSCI Emerging Markets ETF	85,807	4,391
iShares Core S&P 500 ETF	25,200	7,964
iShares Core U.S. Aggregate Bond ETF	20,144	2,273
iShares Edge MSCI Min Vol Emerging Markets ETF	2,787	159
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,257	2,848
iShares iBoxx High Yield Corporate Bond ETF	19,000	1,652
iShares MSCI Canada ETF	190,522	5,645
iShares MSCI United Kingdom ETF	44,000	1,449
Schwab Fundamental Emerging Markets Large Co. Index ETF	160,268	4,598
Schwab Fundamental International Large Co. Index ETF	236,622	6,795
Schwab Fundamental International Small Co. Index ETF	50,100	1,635
SPDR S&P Emerging Markets Smallcap ETF	7,496	331
U.S. Commodity Index Fund (l)	5,900	207
VanEck Vectors Gold Miners ETF	73,369	1,987
VanEck Vectors Junior Gold Miners ETF	8,800	336
Vanguard FTSE All-World ex-US ETF	11,514	601
Vanguard FTSE Developed Markets ETF	96,297	4,138
Vanguard FTSE Europe ETF (l)	121,100	6,828
Vanguard Mortgage-Backed Securities ETF	63,300	3,371
Vanguard Real Estate ETF	32,884	3,061
Vanguard S&P 500 ETF (g)	15,149	4,373
Vanguard Short-Term Bond ETF (l)	5,000	404
Vanguard Small-Capital Value ETF (l)	27,400	3,681
Vanguard Total Bond Market ETF	68,118	5,742
Vanguard Total Stock Market ETF (g)	5,759	922

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	$239
Xtrackers USD High Yield Corporate Bond ETF (l)	8,000	399
Total Exchange-Traded Funds (Cost $82,669)		89,247
Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	9,770	422
Total Affiliated Exchange-Traded Funds (Cost $469)		422
Commercial Paper (2.7%)
CSLB Holdings, Inc., 2.40%, 12/3/19 (m)	300	300
DuPont Ei De Nemours Co., 2.00%, 12/9/19 (m)	1,000	1,000
Energy Transfer Partner LP, 4.00%, 12/2/19 (m)	1,000	1,000
ONEOK, Inc., 2.65%, 12/3/19 (m)	1,000	999
PVH Corp., 2.52%, 12/5/19 (m)	1,000	1,000
Royal Caribbean Cruises, 2.40%, 12/3/19 (m)	1,000	999
Spire, Inc., 2.12%, 12/5/19 (m)	740	740
Viacom, Inc., 1.97%, 12/10/19 (m)	300	300
Total Commercial Paper (Cost $6,339)		6,338
Convertible Corporate Bonds (0.0% (n))
Materials (0.0%):
Hycroft Mining Corp., 15.00%, 10/22/20 PIK (h) (o) (k)	$782	23
Total Convertible Corporate Bonds (Cost $777)		23
Collateral for Securities Loaned^ (3.4%)
HSBC US Government Money Market Fund, I Shares, 1.58% (p)	7,912,521	7,913
Total Collateral for Securities Loaned (Cost $7,913)		7,913
Total Investments (Cost $233,356) — 103.3%		243,611
Liabilities in excess of other assets — (3.3)%		(7,829)
NET ASSETS — 100.00%		$235,782

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $12,756 (thousands) and amounted to 5.4% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2019.

(c)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2019.

(d)  Security purchased on a when-issued basis.

(e)  Interest only.

(f)  Non-income producing security.

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(g)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(h)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of November 30, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(i)  Rounds to less than $1.

(j)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2019, illiquid securities were 0.3% of the Fund's net assets.

(l)  All or a portion of this security is on loan.

(m)  Rate represents the effective yield at November 30, 2019.

(n)  Amount represents less than 0.05% of net assets.

(o)  All of the coupon is PIK.

(p)  Rate disclosed is the daily yield on November 30, 2019.

(q)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(r)  Defaulted security.

bps — Basis points

ETF — Exchange-Traded Fund

GO — General Obligation

LIBOR — London InterBank Offered Rate

  LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

  LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PIK — Paid in Kind security

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of November 30, 2019

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderately Conservative Fund
Assets:
Affiliated investments, at value (Cost $469)	$422
Unaffiliated investments, at value (Cost $232,887)	243,189	(a)
Cash and cash equivalents	1,344
Receivables:
Interest and dividends	542
Capital shares issued	160
From Adviser	142
Prepaid expenses	1
Total assets	245,800
Liabilities:
Payables:
Collateral received on loaned securities	7,913
Investments purchased	1,830
Capital shares redeemed	93
Accrued expenses and other payables:
Investment advisory fees	97
Administration fees	29
Custody fees	1
Transfer agent fees	11
Compliance fees	—	(b)
Other accrued expenses	44
Total liabilities	10,018
Net Assets:
Capital	224,595
Total distributable earnings/(loss)	11,187
Net assets	$235,782
Shares (unlimited number of shares authorized with no par value):	20,601
Net asset value, offering and redemption price per share: (c)	$11.44

(a)  Includes $7,689 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderately Conservative Fund
Investment Income:
Dividends	$2,241
Interest	1,153
Securities lending (net of fees)	10
Total income	3,404
Expenses:
Investment advisory fees	583
Administration fees	175
Custodian fees	21
Transfer agent fees	269
Trustees' fees	20
Compliance fees	1
Legal and audit fees	43
State registration and filing fees	10
Sub-Administration fees	24
Other expenses	29
Total expenses	1,175
Expenses waived/reimbursed by Adviser	(103)
Expenses waived/reimbursed by AMCO	(26)
Net expenses	1,046
Net Investment Income (Loss)	2,358
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	1,643
Net realized gains (losses) from futures contracts	(151)
Net change in unrealized appreciation/depreciation on affiliated funds	7
Net change in unrealized appreciation/depreciation on unaffiliated investments securities and foreign currency translations	8,696
Net change in unrealized appreciation/depreciation on futures contracts	98
Net realized/unrealized gains (losses) on investments	10,293
Change in net assets resulting from operations	$12,651

See notes to financial statements.

17

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderately Conservative Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$2,358	$4,923
Net realized gains (losses) from investments	1,492	(236)
Net change in unrealized appreciation (depreciation) on investments	8,801	(2,517)
Change in net assets resulting from operations	12,651	2,170
Change in net assets resulting from distributions to shareholders	(2,228)	(8,928)
Change in net assets resulting from capital transactions	(1,125)	11,521
Change in net assets	9,298	4,763
Net Assets:
Beginning of period	226,484	221,721
End of period	$235,782	$226,484
Capital Transactions:
Proceeds from shares issued	$14,834	$46,063
Distributions reinvested	2,117	8,481
Cost of shares redeemed	(18,076)	(43,023)
Change in net assets resulting from capital transactions	$(1,125)	$11,521
Share Transactions:
Issued	1,318	4,196
Reinvested	189	792
Redeemed	(1,607)	(3,919)
Change in Shares	(100)	1,069

See notes to financial statements.

18

This page is intentionally left blank.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions
USAA Cornerstone Moderately Conservative Fund
Six Months Ended November 30, 2019 (unaudited)	$10.94	0.11	(d)	0.50	0.61	(0.11)	—	(0.11)
Year Ended May 31, 2019	$11.29	0.24		(0.14)	0.10	(0.24)	(0.21)	(0.45)
Year Ended May 31, 2018	$11.34	0.21		0.23	0.44	(0.21)	(0.28)	(0.49)
Year Ended May 31, 2017	$10.67	0.23		0.68	0.91	(0.24)	—	(0.24)
Year Ended May 31, 2016	$11.42	0.28		(0.68)	(0.40)	(0.26)	(0.09)	(0.35)
Year Ended May 31, 2015	$11.52	0.26		0.03	0.29	(0.27)	(0.12)	(0.39)
*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased usage of quantitative investment strategies.

(f)  Reflects increased trading activity due to changes in asset allocation strategies.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderately Conservative Fund
Six Months Ended November 30, 2019 (unaudited)	$11.44	5.58%	0.90%	2.03%	1.01%	$235,782	37%
Year Ended May 31, 2019	$10.94	0.99%	0.90%	2.22%	1.08%	$226,484	77	%(e)
Year Ended May 31, 2018	$11.29	3.89%	0.90%	1.84%	1.07%	$221,721	45%
Year Ended May 31, 2017	$11.34	8.65%	0.90%	2.12%	1.09%	$209,270	55%
Year Ended May 31, 2016	$10.67	(3.50)%	0.90%	2.56%	1.09%	$194,376	70	%(f)
Year Ended May 31, 2015	$11.42	2.58%	0.90%	2.43%	1.05%	$204,535	37%

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderately Conservative Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$—	$6,338	$—		$6,338
Collateralized Mortgage Obligations	—	2,219	—		2,219
Common Stocks		28,367	—	(a)	28,367
Preferred Stocks	1,381	1,096	—		2,477
Senior Secured Loans	—	434	—		434
Corporate Bonds	—	22,636	—		22,636
Yankee Dollars	—	3,479	21		3,500
Municipal Bonds	—	2,171	—		2,171
U.S. Government Agency Mortgages	—	26,302	—		26,302
U.S. Treasury Obligations	—	45,224	—		45,224
Exchange-Traded Funds	89,247	—	—		89,247
Affiliated Exchange-Traded Funds	422	—	—		422
Commercial Paper	—	6,338	—		6,338
Convertible Corporate Bonds	—	—	23		23
Collateral for Securities Loaned	7,913	—	—		7,913
Total	$127,330	$116,237	$44		$243,611

(a) Amount is less than $1.

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Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

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Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

During the period ended November 30, 2019, the Fund held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market. The Fund held no futures contracts at November 30, 2019.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the

25

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amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$7,689	$—	$7,913

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$65,079	$50,463	$18,480	$31,440

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $488 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $95 thousand and reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) ("affiliated ETFs"). The Fund's Advisor fee is reimbursed by VCM (and previously AMCO) to the extent of the indirect Advisor fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the period from July 1, 2019 through November 30, 2019, the Fund's Advisor fee was reimbursed by VCM in an amount of

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

$1 thousand, of which $1 thousand is receivable from VCM. For the period from June 1, 2019 through June 30, 2019, the Fund's Advisor fee was reimbursed by AMCO in an amount of less than $1 thousand.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2019, the Fund had no subadvisers.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets. Amounts incurred from July 1, 2019 through November 30, 2019 are $147 thousand and are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets. Amounts incurred from June 1, 2019 through June 30, 2019 were $28 thousand and are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $224 thousand. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $45 thousand. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 0.90%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$103

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses to 0.90% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limits is no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund incurred reimbursements of $26 thousand. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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(one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of less than $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through November 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$6,347	$2,581	$8,928

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$617	$(991)	$1,308	$934

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, REIT return of capital dividend, non-REIT return of capital dividend, futures contracts marked-to-market, hybrid interest accrual adjustment and partnership basis adjustments.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended November 30, 2019 were as follows (amount in thousands):

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	$415	$—	$—	$—	$—	$7	$422	$—

32

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,055.80	$1,020.50	$4.63	$4.55	0.90%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

33

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

97451-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Emerging Markets Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	26
Supplemental Information	37
Expense Examples	37
Proxy Voting and Portfolio Holdings Information	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Emerging Markets Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation.

Top 10 Industries

11/30/19

(% of Net Assets)

Banks	17.0%
Semiconductors & Semiconductor Equipment	7.4%
Oil, Gas & Consumable Fuels	6.9%
Internet & Direct Marketing Retail	5.5%
Interactive Media & Services	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Entertainment	3.7%
Electronic Equipment, Instruments & Components	3.2%
Insurance	2.8%
IT Services	2.7%

The Schedule of Portfolio Investments uses the Global Industry Classification Standard (GICS), which may differ from the Fund's compliance classification.

Top 10 Equity Holdings

11/30/19

(% of Net Assets)

Alibaba Group Holding Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.2%
Tencent Holdings Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Ping An Insurance Group Co. of China Ltd.	2.3%
NetEase, Inc.	2.0%
China Construction Bank Corp.	1.9%
SK Hynix, Inc.	1.8%
Sberbank of Russia PJSC	1.7%
Reliance Industries Ltd.	1.7%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Emerging Markets Fund (continued)	November 30, 2019

  (Unaudited)

Country Allocation:

11/30/19
(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investment purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Bangladesh (0.0%): (a)
Financials (0.0%): (a)
BRAC Bank Ltd.	281,733	$193
Brazil (7.1%):
Consumer Discretionary (1.0%):
Construtora Tenda SA	207,800	1,170
Cyrela Brazil Realty SA Empreendimentos e Participacoes	390,900	2,479
Grupo SBF SA	583,500	3,724
Tupy SA	113,300	527
		7,900
Consumer Staples (0.2%):
Ambev SA, ADR	330,430	1,391
		1,391
Energy (0.7%):
Enauta Participacoes SA	163,500	532
Petroleo Brasileiro SA, ADR	347,377	5,117
		5,649
Financials (2.5%):
Banco Bradesco SA, ADR (b)	1,270,447	9,973
Banco do Brasil SA	813,395	9,187
		19,160
Health Care (0.6%):
Notre Dame Intermedica Participacoes SA	40,700	545
Qualicorp Consultoria e Corretora de Seguros SA	422,500	3,673
		4,218
Industrials (0.9%):
CCR SA	875,120	3,554
Companhia de Locacao das Americas	603,900	2,478
JSL SA	83,100	420
		6,452
Information Technology (0.5%):
Cielo SA, ADR (b)	798,965	1,422
StoneCo Ltd., Class A	66,225	2,714
		4,136
Real Estate (0.5%):
Aliansce Sonae Shopping Centers SA	362,411	3,808
Utilities (0.2%):
Eneva SA	118,700	1,068
Omega Geracao SA	43,300	378
		1,446
		54,160

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Canada (0.5%):
Materials (0.5%):
First Quantum Minerals Ltd.	417,324	$3,818
Chile (0.4%):
Communication Services (0.1%):
Empresa Nacional de Telecomunicaciones SA	137,607	836
Financials (0.2%):
Banco de Credito e Inversiones SA	34,663	1,552
Real Estate (0.1%):
Parque Arauco SA	150,883	324
Utilities (0.0%): (a)
AES Gener SA	1,379,332	263
		2,975
China (25.3%):
Communication Services (6.8%):
Baidu, Inc., ADR	25,719	3,048
Momo, Inc., ADR	59,622	2,232
NetEase, Inc., ADR	49,460	15,596
Tencent Holdings Ltd.	654,800	27,630
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,081,300	3,338
		51,844
Consumer Discretionary (6.5%):
Alibaba Group Holding Ltd., ADR (c)	179,904	35,981
Hisense Home Appliances Group Co. Ltd., Class H	318,000	295
Huayu Automotive Systems Co. Ltd., Class A	608,300	2,244
JD.com, Inc., ADR	127,955	4,178
New Oriental Education & Technology Group, Inc., ADR	24,710	2,992
Tianneng Power International Ltd. (b)	406,000	267
Tongcheng-Elong Holdings Ltd.	1,272,000	2,114
Topsports International Holdings Ltd. (d)	1,656,864	1,863
		49,934
Consumer Staples (1.4%):
China Mengniu Dairy Co. Ltd.	934,000	3,573
China Modern Dairy Holdings Ltd.	2,654,000	390
Wuliangye Yibin Co. Ltd., Class A	356,995	6,484
		10,447
Energy (1.1%):
China Oilfield Services Ltd., Class H	3,492,000	4,701
China Shenhua Energy Co. Ltd., Class H	1,632,500	3,161
Hilong Holdings Ltd.	3,887,000	432
		8,294
Financials (5.2%):
China Construction Bank Corp., Class H	18,187,000	14,469
China Galaxy Securities Co. Ltd., Class H	6,513,000	3,309

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co. Ltd., Class H	1,016,500	$4,803
Ping An Insurance Group Co. of China Ltd.	1,529,000	17,363
		39,944
Health Care (0.2%):
China Animal Healthcare Ltd. (e) (f) (h)	1,673,000	55
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	444,000	536
Sinopharm Group Co. Ltd., Class H	63,200	209
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (d)	100,800	530
		1,330
Industrials (1.9%):
China Lesso Group Holdings Ltd.	532,000	557
China State Construction International Holdings Ltd.	4,334,538	3,421
Focused Photonics Hangzhou, Inc., Class A	1,177,730	2,323
Sany Heavy Equipment International Holdings Co. Ltd.	637,000	320
Shenzhen Expressway Co. Ltd., Class H	422,000	563
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H (b)	4,262,200	3,016
ZTO Express Cayman, Inc., ADR	215,531	4,586
		14,786
Information Technology (0.6%):
Beijing Sinnet Technology Co. Ltd., Class A	1,039,700	2,834
Chinasoft International Ltd. (b)	796,000	378
Kingdee International Software Group Co. Ltd.	1,631,000	1,617
		4,829
Materials (0.9%):
Anhui Conch Cement Co. Ltd., Class H (b)	1,122,500	7,181
		7,181
Real Estate (0.7%):
China SCE Group Holdings Ltd.	5,997,000	2,859
Sunac China Holdings Ltd.	476,000	2,323
		5,182
Utilities (0.0%): (a)
China Tian Lun Gas Holdings Ltd.	451,000	396
		194,167
Colombia (0.8%):
Financials (0.8%):
Bancolombia SA, ADR	133,776	6,457
		6,457
Cyprus (0.3%):
Financials (0.3%):
TCS Group Holding PLC, GDR	131,449	2,415
		2,415
Egypt (0.5%):
Communication Services (0.1%):
Telecom Egypt Co.	706,120	459

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Commercial International Bank Egypt SAE, GDR	551,023	$2,649
Credit Agricole Egypt SAE	184,821	506
		3,155
		3,614
Greece (0.7%):
Communication Services (0.3%):
Hellenic Telecommunications Organization SA	164,854	2,476
Industrials (0.3%):
Mytilineos Holdings SA	185,451	2,062
		2,062
Utilities (0.1%):
Terna Energy SA	64,964	532
		5,070
Hong Kong (4.1%):
Communication Services (0.5%):
China Mobile Ltd., ADR	80,523	3,038
NetDragon Websoft Holdings Ltd.	189,000	437
		3,475
Consumer Discretionary (0.5%):
Stella International Holdings Ltd.	180,000	297
Techtronic Industries Co. Ltd. (b)	512,000	3,848
		4,145
Consumer Staples (0.0%): (a)
Vinda International Holdings Ltd.	191,000	334
Energy (0.8%):
CNOOC Ltd.	2,205,000	3,201
Kunlun Energy Co. Ltd.	3,862,000	3,271
		6,472
Financials (0.1%):
Far East Horizon Ltd.	416,000	378
Health Care (0.6%):
CSPC Pharmaceutical Group Ltd.	1,968,000	4,479
Industrials (0.1%):
Sinotruk Hong Kong Ltd.	265,000	447
Information Technology (0.4%):
Kingboard Laminates Holdings Ltd.	2,613,500	2,948
Materials (0.1%):
China Resources Cement Holdings Ltd.	590,000	707
Real Estate (0.7%):
China Overseas Grand Oceans Group Ltd.	672,000	377
Shimao Property Holdings Ltd.	1,350,000	4,891
		5,268

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.3%):
Beijing Enterprises Water Group Ltd.	3,576,000	$1,755
Canvest Environmental Protection Group Co. Ltd.	786,000	336
China Water Affairs Group Ltd. (b)	478,000	367
		2,458
		31,111
Hungary (0.4%):
Financials (0.4%):
OTP Bank Nyrt (f)	68,083	3,203
India (10.3%):
Consumer Discretionary (1.0%):
Aditya Birla Fashion & Retail Ltd.	521,172	1,635
Bajaj Auto Ltd.	76,604	3,390
Crompton Greaves Consumer Electricals Ltd.	94,830	337
The Indian Hotels Co. Ltd.	680,819	1,417
Trident Ltd.	695,232	636
		7,415
Consumer Staples (0.1%):
Kaveri Seed Co. Ltd.	53,050	363
Energy (2.0%):
Petronet LNG Ltd.	610,922	2,311
Reliance Industries Ltd.	609,182	13,159
		15,470
Financials (3.6%):
Axis Bank Ltd., GDR	113,060	5,794
Axis Bank Ltd.	322,944	3,324
Cholamandalam Investment and Finance Co. Ltd.	540,417	2,350
City Union Bank Ltd.	133,321	418
Federal Bank Ltd.	290,025	359
Housing Development Finance Corp. Ltd.	185,211	5,928
ICICI Bank Ltd., ADR	565,383	7,966
Multi Commodity Exchange of India Ltd.	24,366	399
Muthoot Finance Ltd.	70,075	662
Power Finance Corp. Ltd. (c)	364,984	582
		27,782
Health Care (0.2%):
Alembic Pharmaceuticals Ltd.	45,183	347
Granules India Ltd.	379,158	675
Ipca Laboratories Ltd.	41,826	666
		1,688
Industrials (0.6%):
Adani Ports & Special Economic Zone Ltd.	602,755	3,208
Engineers India Ltd.	216,476	319

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Escorts Ltd.	38,573	$342
PNC Infratech Ltd.	185,352	503
		4,372
Information Technology (1.6%):
HCL Technologies Ltd.	275,851	4,335
Infosys Ltd., ADR	413,460	4,064
Tata Consultancy Services Ltd.	139,933	4,005
		12,404
Materials (1.1%):
APL Apollo Tubes Ltd.	18,693	408
Berger Paints India Ltd.	331,131	2,291
Birla Corp. Ltd.	59,206	540
Coromandel International Ltd.	52,287	346
HeidelbergCement India Ltd.	235,148	624
UltraTech Cement Ltd.	43,842	2,602
UPL Ltd.	230,291	1,839
		8,650
Real Estate (0.0%): (a)
Sobha Ltd.	53,666	310
Utilities (0.1%):
CESC Ltd.	37,520	393
Gujarat Gas Ltd.	157,919	468
		861
		79,315
Indonesia (2.7%):
Communication Services (0.5%):
Media Nusantara Citra Tbk PT	3,821,000	339
Telekomunikasi Indonesia Persero Tbk PT, ADR	117,400	3,248
		3,587
Consumer Discretionary (0.0%): (a)
Mitra Adiperkasa Tbk PT	5,014,300	361
Financials (1.6%):
Bank Mandiri Persero Tbk PT	6,798,990	3,359
Bank Negara Indonesia Persero Tbk PT	6,671,700	3,545
Bank Rakyat Indonesia Persero Tbk PT	18,556,400	5,378
		12,282
Industrials (0.3%):
Wijaya Karya Persero Tbk PT	20,434,100	2,513
		2,513
Materials (0.3%):
Indocement Tunggal Prakarsa Tbk PT	1,657,200	2,278
		21,021

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Jersey (0.1%):
Information Technology (0.1%):
WNS Holdings Ltd., ADR	12,479	$788
		788
Korea, Republic Of (13.4%):
Communication Services (1.0%):
AfreecaTV Co. Ltd.	7,081	407
Innocean Worldwide, Inc.	28,189	1,535
NCSoft Corp.	12,812	5,355
		7,297
Consumer Discretionary (1.6%):
F&F Co. Ltd.	4,088	383
Fila Korea Ltd.	36,793	1,610
GS Home Shopping, Inc.	2,506	318
Hyundai Mobis Co. Ltd.	37,475	7,782
Kia Motors Corp.	45,364	1,663
SL Corp.	22,865	364
Youngone Corp.	15,294	461
		12,581
Consumer Staples (0.6%):
KT&G Corp.	23,381	1,937
Maeil Dairies Co. Ltd.	11,883	845
NeoPharm Co. Ltd.	44,682	1,786
		4,568
Energy (0.4%):
SK Innovation Co. Ltd.	25,669	3,191
Financials (0.8%):
Hana Financial Group, Inc.	86,390	2,620
Hanwha Life Insurance Co. Ltd.	33,089	64
KIWOOM Securities Co. Ltd.	7,155	458
Shinhan Financial Group Co. Ltd.	79,836	2,949
		6,091
Health Care (0.6%):
Hanmi Pharm Co. Ltd.	12,761	3,459
Korea United Pharmaceuticals, Inc.	28,547	451
Seegene, Inc.	20,820	496
Value Added Technology Co. Ltd.	18,276	421
		4,827
Industrials (0.6%):
KEPCO Plant Service & Engineering Co. Ltd.	12,414	374
Posco International Corp.	37,783	584
Samsung Engineering Co. Ltd. (c)	206,860	3,301
		4,259

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (7.4%):
DuzonBizon Co. Ltd.	46,864	$2,836
NHN KCP Corp.	20,536	338
Partron Co. Ltd.	51,490	518
Samsung Electro-Mechanics Co. Ltd.	64,296	6,054
Samsung Electronics Co. Ltd.	747,488	31,958
SFA Engineering Corp.	22,156	801
SK Hynix, Inc.	205,162	14,120
		56,625
Materials (0.4%):
Korea Petrochemical Ind Co. Ltd.	2,650	265
Soulbrain Co. Ltd.	9,207	549
Ssangyong Cement Industrial Co. Ltd.	512,681	2,375
		3,189
		102,628
Luxembourg (0.1%):
Communication Services (0.0%): (a)
Play Communications SA (d)	44,092	368
Materials (0.1%):
Ternium SA, ADR	19,400	418
		418
		786
Malaysia (0.7%):
Communication Services (0.1%):
TIME dotCom Berhad	212,700	464
Consumer Discretionary (0.0%): (a)
Padini Holdings Berhad	394,300	326
Energy (0.1%):
Serba Dinamik Holdings Berhad	674,900	705
Financials (0.3%):
AMMB Holdings Berhad	1,935,900	1,850
Syarikat Takaful Malaysia Keluarga Berhad	350,000	485
		2,335
Health Care (0.1%):
Supermax Corp. Berhad	1,381,600	450
Industrials (0.0%): (a)
Muhibbah Engineering M Berhad	392,000	221
Information Technology (0.1%):
V.S. Industry Berhad	1,756,700	564
Materials (0.0%): (a)
Scientex Berhad	156,400	349
		5,414

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mexico (3.2%):
Communication Services (1.0%):
America Movil SAB de CV, Series L, ADR	479,077	$7,325
		7,325
Consumer Discretionary (0.2%):
Alsea SAB de CV (b)	707,843	1,916
Urbi Desarrollos Urbanos Sab de CV	318,404	16
		1,932
Consumer Staples (0.4%):
Grupo Lala SAB de CV	198,844	196
Kimberly-Clark de Mexico SAB de CV, Series A	1,003,300	1,920
La Comer SAB de CV (b)	476,078	630
		2,746
Financials (0.6%):
Banco del Bajio SA (d)	218,300	338
Credito Real Sab de CV	333,447	392
Gentera SAB de CV	2,230,564	2,130
Grupo Financiero Banorte SAB de CV	314,200	1,653
		4,513
Industrials (0.3%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR	184,558	1,929
Grupo Aeroportuario del Centro Norte SAB de CV	88,847	589
		2,518
Materials (0.3%):
Grupo Cementos de Chihuahua SAB de CV	82,700	433
Grupo Mexico SAB de CV, Series B	750,500	1,959
		2,392
Real Estate (0.4%):
Concentradora Fibra Danhos SA de CV	361,825	531
Corp Inmobiliaria Vesta SAB de CV	1,357,192	2,287
Prologis Property Mexico SA de CV (b)	208,153	441
		3,259
		24,685
Peru (0.8%):
Financials (0.7%):
Credicorp Ltd.	23,044	4,867
Industrials (0.1%):
Ferreycorp SAA	1,473,473	927
		5,794
Philippines (1.1%):
Communication Services (0.1%):
PLDT, Inc., ADR	46,670	1,011
		1,011

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.0%): (a)
Bloomberry Resorts Corp.	1,762,800	$387
Financials (0.8%):
BDO Unibank, Inc.	1,221,990	3,650
Metropolitan Bank & Trust Co.	1,641,120	2,140
		5,790
Industrials (0.1%):
Cebu Air, Inc.	250,000	455
Materials (0.0%): (a)
Nickel Asia Corp.	4,761,000	289
Real Estate (0.1%):
Vista Land & Lifescapes, Inc.	4,170,800	624
		8,556
Poland (0.7%):
Communication Services (0.4%):
CD Projekt SA	48,822	3,274
Energy (0.3%):
Grupa Lotos SA	93,511	2,192
		5,466
Qatar (0.1%):
Energy (0.1%):
Qatar Gas Transport Co. Ltd.	633,416	440
Russian Federation (5.3%):
Communication Services (1.4%):
Mobile TeleSystems PJSC, ADR	345,400	3,261
Yandex NV, Class A	169,300	7,105
		10,366
Energy (1.8%):
Gazprom PJSC, ADR	285,789	2,270
LUKOIL PJSC, ADR	121,571	11,583
TMK PJSC	418,730	338
		14,191
Financials (1.7%):
Sberbank of Russia PJSC	2,660,579	9,671
Sberbank of Russia PJSC, ADR	251,134	3,666
		13,337
Materials (0.4%):
MMC Norilsk Nickel PJSC, ADR	107,317	2,820
		2,820
		40,714

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Saudi Arabia (0.8%):
Consumer Discretionary (0.4%):
Jarir Marketing Co.	39,583	$1,671
Leejam Sports Co. JSC	84,532	1,625
		3,296
Financials (0.4%):
Arab National Bank	397,009	2,707
		6,003
South Africa (2.8%):
Communication Services (0.4%):
Naspers Ltd.	22,731	3,240
Consumer Discretionary (0.1%):
Super Group Ltd.	296,205	578
Consumer Staples (0.4%):
The SPAR Group Ltd. (b)	236,122	3,317
Energy (0.1%):
Exxaro Resources Ltd.	53,957	492
Financials (1.2%):
Liberty Holdings Ltd.	517,989	3,943
Nedbank Group Ltd.	185,481	2,772
Standard Bank Group Ltd.	212,718	2,403
		9,118
Materials (0.5%):
African Rainbow Minerals Ltd.	72,446	751
AngloGold Ashanti Ltd.	146,137	2,761
Impala Platinum Holdings Ltd. (c)	82,266	633
		4,145
Real Estate (0.1%):
Resilient REIT Ltd.	132,231	604
		21,494
Taiwan (10.2%):
Consumer Discretionary (0.5%):
Fulgent Sun International Holding Co. Ltd.	89,000	365
Giant Manufacturing Co. Ltd.	360,000	2,607
Merida Industry Co. Ltd.	121,000	694
Poya International Co. Ltd.	23,000	326
		3,992
Financials (1.4%):
Chailease Holding Co. Ltd.	637,927	2,851
Fubon Financial Holding Co. Ltd.	1,960,000	2,877
King's Town Bank Co. Ltd.	443,000	475
Yuanta Financial Holding Co. Ltd.	6,523,000	4,223
		10,426

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Bioteque Corp.	159,000	$691
Industrials (0.7%):
Chicony Power Technology Co. Ltd.	327,000	686
Far Eastern New Century Corp.	3,037,000	2,962
Kung Long Batteries Industrial Co. Ltd.	147,000	703
Teco Electric & Machinery Co. Ltd.	624,000	554
Wisdom Marine Lines Co. Ltd.	467,000	452
		5,357
Information Technology (7.4%):
Accton Technology Corp.	127,000	662
Chipbond Technology Corp.	262,000	539
Elan Microelectronics Corp.	213,000	624
Globalwafers Co. Ltd.	490,000	5,310
Hon Hai Precision Industry Co. Ltd., GDR	436,413	2,502
King Yuan Electronics Co. Ltd.	605,000	732
Largan Precision Co. Ltd.	31,406	4,564
MediaTek, Inc.	379,000	5,236
Merry Electronics Co. Ltd.	72,000	369
Parade Technologies Ltd.	26,000	510
Radiant Opto-Electronics Corp.	178,000	683
Silicon Motion Technology Corp., ADR	86,199	3,819
Simplo Technology Co. Ltd.	40,000	400
Sinbon Electronics Co. Ltd.	225,000	863
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	120,100	6,376
Taiwan Semiconductor Manufacturing Co. Ltd.	1,878,000	18,891
Taiwan Union Technology Corp.	115,000	504
Tripod Technology Corp.	229,000	950
Unimicron Technology Corp.	290,000	438
Walsin Technology Corp.	568,000	3,164
		57,136
Real Estate (0.1%):
Chong Hong Construction Co. Ltd.	215,000	577
		78,179
Thailand (2.1%):
Communication Services (0.3%):
Advanced Info Service PCL	281,900	1,978
Major Cineplex Group PCL	471,300	385
		2,363
Consumer Discretionary (0.5%):
Com7 PCL	3,839,600	3,560
Somboon Advance Technology PCL	602,400	315
		3,875
Consumer Staples (0.2%):
CP ALL PCL	585,600	1,474

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
AEON Thana Sinsap Thailand PCL	49,600	$316
Siam Commercial Bank PCL	636,100	2,546
Thanachart Capital PCL	224,700	415
		3,277
Industrials (0.3%):
Gunkul Engineering PCL	21,508,300	2,147
Materials (0.3%):
Tipco Asphalt PCL	3,609,000	2,663
Real Estate (0.1%):
Supalai PCL	980,000	565
		16,364
Turkey (1.5%):
Consumer Discretionary (0.2%):
Tofas Turk Otomobil Fabrikasi AS	443,058	1,872
Consumer Staples (0.4%):
BIM Birlesik Magazalar AS	363,773	2,915
Coca-Cola Icecek AS	71,957	433
		3,348
Energy (0.3%):
Tupras Turkiye Petrol Rafinerileri AS	88,806	1,915
Industrials (0.5%):
KOC Holding AS, ADR	186,580	3,243
Tekfen Holding AS	139,930	460
		3,703
Materials (0.1%):
Anadolu Cam Sanayii AS	695,669	437
Soda Sanayii AS	420,462	425
		862
		11,700
United Arab Emirates (0.9%):
Health Care (0.9%):
NMC Health PLC	222,028	7,200
United Kingdom (0.8%):
Communication Services (0.3%):
Airtel Africa PLC (d)	2,123,273	2,155
Consumer Staples (0.0%): (a)
Unilever NV	5,324	317
Materials (0.5%):
Anglo American PLC	52,413	1,371
Antofagasta PLC	224,440	2,514
		3,885
		6,357
Total Common Stocks (Cost $629,293)		750,087

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.4%)
Brazil (0.4%):
Financials (0.1%):
Banco do Estado do Rio Grande do Sul SA	90,300	$429
Industrials (0.3%):
Randon SA Implementos e Participacoes	962,700	2,454
		2,883
Total Preferred Stocks (Cost $3,086)		2,883
Collateral for Securities Loaned^ (0.9%)
United States (0.9%):
HSBC US Government Money Market Fund, I Shares, 1.58% (g)	7,114,049	7,114
Total Collateral for Securities Loaned (Cost $7,114)		7,114
Total Investments (Cost $639,493) — 99.0%		760,084
Other assets in excess of liabilities — 1.0%		7,341
NET ASSETS — 100.00%		$767,425

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $5,254 (thousands) and amounted to 0.7% of net assets.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2019, illiquid securities were less than 0.05% of the Fund's net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.4% of the Fund's net assets as of November 30, 2019.

(g)  Rate disclosed is the daily yield on November 30, 2019.

(h)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Emerging Markets Fund
Assets:
Investments, at value (Cost $639,493)	$760,084	(a)
Foreign currency, at value (Cost $1,722)	1,697
Cash and cash equivalents	9,947
Receivables:
Interest and dividends	2,102
Capital shares issued	418
Investments sold	727
Class actions	2,664
Reclaims	67
From Adviser	19
Prepaid expenses	9
Total assets	777,734
Liabilities:
Payables:
Collateral received on loaned securities	7,114
Investments purchased	1,456
Capital shares redeemed	427
Accrued foreign capital gains taxes	275
Accrued expenses and other payables:
Investment advisory fees	669
Administration fees	78
Custodian fees	132
Transfer agent fees	72
Compliance fees	—	(b)
12b-1 fees	1
Other accrued expenses	85
Total liabilities	10,309
Net Assets:
Capital	779,853
Total distributable earnings/(loss)	(12,428)
Net assets	$767,425
Net Assets
Fund Shares	$341,018
Institutional Shares	421,400
Adviser Shares	5,007
Total	$767,425
Shares (unlimited number of shares authorized with no par value):
Fund Shares	18,823
Institutional Shares	23,304
Adviser Shares	278
Total	42,405
Net asset value, offering and redemption price per share: (c)
Fund Shares	$18.12
Institutional Shares	$18.08
Adviser Shares	$18.03

(a)  Includes $6,747 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Emerging Markets Fund
Investment Income:
Dividends	$15,980
Interest	130
Securities lending (net of fees)	52
Foreign tax withholding	(1,118)
Total income	15,044
Expenses:
Investment advisory fees	3,815
Administration fees — Fund Shares	257
Administration fees — Institutional Shares	211
Administration fees — Adviser Shares	4
12b-1 fees — Adviser Shares	6
Custodian fees	155
Transfer agent fees — Fund Shares	428
Transfer agent fees — Institutional Shares	211
Transfer agent fees — Adviser Shares	— (a)
Trustees' fees	20
Compliance fees	2
Legal and audit fees	143
State registration and filing fees	25
Interest expense on Interfund lending	— (a)
Sub-Administration fees	24
Other expenses	97
Total expenses	5,398
Expenses waived/reimbursed by Adviser	(94)
Net expenses	5,304
Net Investment Income (Loss)	9,740
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	14,927
Net realized gains (losses) from proceeds on class actions	3,615
Foreign taxes on realized gains	(106)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	15,281
Net change in accrued foreign taxes on unrealized gains	(154)
Net realized/unrealized gains (losses) on investments	33,563
Change in net assets resulting from operations	$43,303

(a)  Rounds to less than $1.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Emerging Markets Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$9,740	$10,267
Net realized gains (losses) from investments	18,436	(40,644)
Net change in unrealized appreciation (depreciation) on investments	15,127	(45,173)
Change in net assets resulting from operations	43,303	(75,550)
Distributions to Shareholders:
Fund Shares	—	(4,143)
Institutional Shares	—	(7,618)
Adviser Shares	—	(43)
Change in net assets resulting from distributions to shareholders	—	(11,804)
Change in net assets resulting from capital transactions	(113,066)	(79,230)
Change in net assets	(69,763)	(166,584)
Net Assets:
Beginning of period	837,188	1,003,772
End of period	$767,425	$837,188
Capital Transactions:
Fund Shares
Proceeds from shares issued	$14,958	$48,985
Distributions reinvested	—	4,094
Cost of shares redeemed	(33,199)	(79,610)
Total Fund Shares	$(18,241)	$(26,531)
Institutional Shares
Proceeds from shares issued	$14,077	$73,201
Distributions reinvested	—	7,272
Cost of shares redeemed	(108,901)	(133,195)
Total Institutional Shares	$(94,824)	$(52,722)
Adviser Shares
Proceeds from shares issued	$3	$34
Distributions reinvested	—	1
Cost of shares redeemed	(4)	(12)
Total Adviser Shares	$(1)	$23
Change in net assets resulting from capital transactions	$(113,066)	$(79,230)

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	USAA Emerging Markets Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Share Transactions:
Fund Shares
Issued	850	2,810
Reinvested	—	255
Redeemed	(1,886)	(4,569)
Total Fund Shares	(1,036)	(1,504)
Institutional Shares
Issued	808	4,211
Reinvested	—	455
Redeemed	(6,282)	(7,617)
Total Institutional Shares	(5,474)	(2,951)
Adviser Shares
Issued	— (a)	2
Reinvested	—	— (a)
Redeemed	— (a)	— (a)
Total Adviser Shares	— (a)	2
Change in Shares	(6,510)	(4,453)

(a)  Rounds to less than 1.

See notes to financial statements.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Emerging Markets Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	$17.14	0.22	(e)	0.76	0.98	—	—
Year Ended May 31, 2019	$18.84	0.17		(1.67)	(1.50)	(0.20)	(0.20)
Year Ended May 31, 2018	$17.60	0.16		1.15	1.31	(0.07)	(0.07)
Year Ended May 31, 2017	$14.24	0.07		3.43	3.50	(0.14)	(0.14)
Year Ended May 31, 2016	$16.46	0.11	(e)	(2.22)	(2.11)	(0.11)	(0.11)
Year Ended May 31, 2015	$18.14	0.08		(1.52)	(1.44)	(0.24)	(0.24)
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	$17.10	0.23	(e)	0.75	0.98	—	—
Year Ended May 31, 2019	$18.79	0.18		(1.62)	(1.44)	(0.25)	(0.25)
Year Ended May 31, 2018	$17.55	0.20		1.14	1.34	(0.10)	(0.10)
Year Ended May 31, 2017	$14.21	0.12	(e)	3.40	3.52	(0.18)	(0.18)
Year Ended May 31, 2016	$16.42	0.18		(2.25)	(2.07)	(0.14)	(0.14)
Year Ended May 31, 2015	$18.10	0.13		(1.53)	(1.40)	(0.28)	(0.28)
*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  During the period ended November 30, 2019, the fund received class action settlements in the amount of $3,615 thousand. The effect of these settlements on the Fund Shares and Institutional Shares increased the total return by 0.35%.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Redemption Fees Added to Beneficial Interests	Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Emerging Markets Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	—	$18.12	5.72	%(f)	1.49%	2.44%	1.52%	$341,018	78%
Year Ended May 31, 2019	—	$17.14	(7.86)%		1.48%	1.02%	1.48%	$340,465	68%
Year Ended May 31, 2018	—	$18.84	7.41%		1.46%	0.86%	1.46%	$402,401	59%
Year Ended May 31, 2017	—	$17.60	24.70%		1.51%	0.50%	1.51%	$374,130	45%
Year Ended May 31, 2016	—	$14.24	(12.77)%		1.58%	0.73%	1.58%	$302,012	47%
Year Ended May 31, 2015	—	$16.46	(7.84)%		1.50%	0.71%	1.50%	$500,510	46%
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	—	$18.08	5.79	%(f)	1.30%	2.62%	1.31%	$421,400	78%
Year Ended May 31, 2019	—	$17.10	(7.58)%		1.25%	1.24%	1.25%	$491,978	68%
Year Ended May 31, 2018	—	$18.79	7.62%		1.28%	1.09%	1.28%	$596,185	59%
Year Ended May 31, 2017	—	$17.55	24.93%		1.29%	0.75%	1.29%	$585,468	45%
Year Ended May 31, 2016	—	$14.21	(12.53)%		1.30%	1.11%	1.30%	$603,981	47%
Year Ended May 31, 2015	—	$16.42	(7.64)%		1.27%	0.93%	1.27%	$637,007	46%

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	$17.08	0.19	(e)	0.76	0.95	—	—
Year Ended May 31, 2019	$18.76	0.10		(1.62)	(1.52)	(0.16)	(0.16)
Year Ended May 31, 2018	$17.55	0.12		1.13	1.25	(0.04)	(0.04)
Year Ended May 31, 2017	$14.20	0.05		3.42	3.47	(0.12)	(0.12)
Year Ended May 31, 2016	$16.40	0.09		(2.21)	(2.12)	(0.08)	(0.08)
Year Ended May 31, 2015	$18.08	0.05		(1.53)	(1.48)	(0.20)	(0.20)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017, 2016, and 2015. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  During the period ended November 30, 2019, the fund received class action settlements in the amount of $3,615,000. The effect of these settlements on the Adviser Shares increased the total return by 0.35%.

(g)  Prior to October 1, 2017, AMCO voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Advisers Shares' average daily net assets.

(h)  Prior to October 1, 2016, AMCO voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.75% of the Advisers Shares' average daily net assets.

(i)  Amount is less than $0.005 per share.

(j)  Prior to October 1, 2014, AMCO voluntarily agreed to limit the annual expenses of the Adviser Shares to 2.00% of the Advisers Shares' average daily net assets.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	—		$18.03	5.56	%(f)	1.75%		2.15%	1.80%	$5,007	78%
Year Ended May 31, 2019	—		$17.08	(8.07)%		1.75%		0.73%	1.79%	$4,745	68%
Year Ended May 31, 2018	—		$18.76	7.09%		1.72	%(g)	0.61%	1.81%	$5,186	59%
Year Ended May 31, 2017	—		$17.55	24.53%		1.66	%(h)	0.35%	1.87%	$4,864	45%
Year Ended May 31, 2016	—		$14.20	(12.93)%		1.75%		0.60%	1.92%	$3,931	47%
Year Ended May 31, 2015	—	(i)	$16.40	(8.09)%		1.79	%(j)	0.41%	1.95%	$4,560	46%

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Emerging Markets Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$473,639	$276,393	$55	$750,087
Preferred Stocks	2,883	—	—	2,883
Collateral for Securities Loaned	7,114	—	—	7,114
Total	$483,636	$276,393	$55	$760,084

Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$6,747	$—	$7,114

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$576,400	$594,847

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2019.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semiannual reports may be viewed at usaa.com. As of November 30, 2019, certain USAA fund-of funds owned total outstanding shares of the Fund:

Affiliated USAA Fund	Ownership %
Cornerstone Conservative Fund	0.6
Cornerstone Equity Fund	2.0
Target Retirement Income Fund	0.3
Target Retirement 2020 Fund	0.6
Target Retirement 2030 Fund	1.5
Target Retirement 2040 Fund	2.5
Target Retirement 2050 Fund	1.8
Target Retirement 2060 Fund	0.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $3,197 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper Emerging Markets Funds Index. The Lipper Emerging Markets Fund Index tracks the total return performance of the funds within the Lipper Emerging Markets Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2019 through June 30, 2019, performance adjustments for Fund Shares, Institutional Shares and Adviser Shares were $(12), $(19), and less than $(1) thousand, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were all (0.00%) of net assets, respectively. Base fees incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $618 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, VCM entered into Investment Subadvisory Agreements with Brandes Investment Partners, L.P. ("Brandes"), Lazard Asset Management LLC ("Lazard"), under which Brandes and Lazard,

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). These arrangements provide for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Prior to July 1, 2019, AMCO entered into Investment Subadvisory Agreements with Brandes, Lazard, and Victory Capital Management, Inc. under which each directed the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the AMCO). These arrangements provided for monthly fees that were paid by AMCO. AMCO (not the Fund) paid the subadviser fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred from July 1, 2019 through November 30, 2019 are $214, $175, and $3 thousand for Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred from June 1, 2019 through June 30, 2019 are $43, $36, and $1 thousand for Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23.00 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of pocket

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

expenses. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $356, $175, and less than $1 thousand for the Fund Shares, Institutional Shares, and Adviser Shares, respectively. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $72, $36, and less than $1 thousand for the Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through November 30, 2019 are $5 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from June 1, 2019 through June 30, 2019 were $1 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 1.48%, 1.29%, and 1.75% for the Fund Shares, Institutional Shares, and Adviser Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$94

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of the Adviser Shares to 1.75% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund did not incur reimbursements. These amounts would have been reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, the Fund invests primarily in foreign securities. There is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in the countries or regions in which the Fund invests. As such, the Fund's performance could be more volatile than the performance of more geographically diversified funds.

The Fund also is subject to over-the-counter ("OTC") risk. OTC transactions involve risk in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.

7. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $2 thousand.

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2019 were as follows:

Amount Outstanding at November 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
$—	$4,891	21	3.10%	$15,400

*  For the year ended November 30, 2019, based on the number of days borrowings were outstanding.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2019 were as follows:

Borrower or Lender	Amount Outstanding at November, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,538	2	2.55%	$2,000

*  For the six months ended November 30, 2019, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$11,804	$—	$11,804

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$1,279	$(142,663)	$85,660	$(55,724)

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, and passive foreign investment company.

As of the most recent tax year ended May 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short Term	Long Term	Total
$103,676	$38,987	$142,663

36

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
Fund Shares	$1,000.00	$1,057.20	$1,017.55	$7.66	$7.52	1.49%
Institutional Shares	1,000.00	1,057.90	1,018.50	6.69	6.56	1.30%
Adviser Shares	1,000.00	1,055.60	1,016.25	8.99	8.82	1.75%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Effective July 1, 2019, the Fund entered into an expense limitation agreement with the Advisor to limit expenses of the Fund Shares and Institutional Shares to 1.48% and 1.29%, respectively. The annualized expense ratios of 1.49% and 1.30% for the Fund Shares and Institutional Shares, respectively, as represented in the table above, reflects this expense limit. The values in the table below reflect your costs (in dollars) of investing in the Funds, had this expense limit been in effect for the entire six months ended November 30, 2019.

	Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Paid During Period 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
Fund Shares	$1,000.00	$1,057.20	$1,017.60	$7.61	$7.47	1.48%
Institutional Shares	1,000.00	1,057.90	1,018.55	6.64	6.51	1.29%

  *Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

37

USAA Mutual Funds Trust	Supplemental Information — continued November 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

38

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

25559-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Government Securities Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	26
Expense Examples	26
Proxy Voting and Portfolio Holdings Information	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Government Securities Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to provide investors a high level of current income consistent with preservation of principal.

Asset Allocation:

11/30/19
(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (4.4%)
Goal Capital Funding Trust, Series 2005-2, Class A4, 2.11%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (a)	$7,623	$7,359
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 2.85%(LIBOR01M+100bps), 5/20/30, Callable 12/20/29 @ 100 (a)	7,499	7,483
Navient Student Loan Trust, Series 2014-1, Class A3, 2.22%(LIBOR01M+51bps), 6/25/31, Callable 5/25/30 @ 100 (a)	2,721	2,683
Navient Student Loan Trust, Series 2016-2, Class A2, 2.76%(LIBOR01M+105bps), 6/25/65, Callable 8/25/31 @ 100 (a) (b)	1,199	1,205
Navient Student Loan Trust, Series 2019-1, Class A1, 2.04%(LIBOR01M+33bps), 12/27/67, Callable 11/25/31 @ 100 (a) (b)	2,683	2,683
Nelnet Student Loan Trust, Series 2006-3, Class B, 2.36%(LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100 (a)	3,033	2,898
Nelnet Student Loan Trust, Series 2015-3, Class A2, 2.31%(LIBOR01M+60bps), 2/27/51, Callable 11/25/34 @ 100 (a) (b)	4,711	4,673
PHEAA Student Loan Trust, Series 2011-1, Class A1, 3.21%(LIBOR03M+110bps), 6/25/38, Callable 12/25/28 @ 100 (a) (b)	2,707	2,711
SLC Student Loan Trust, Series 2005-3, Class A4, 2.27%(LIBOR03M+15bps), 12/15/39, Callable 3/15/28 @ 100 (a)	7,000	6,618
SLM Student Loan Trust, Series 2006-4, Class B, 2.14%(LIBOR03M+20bps), 1/25/70, Callable 1/25/32 @ 100 (a)	4,486	4,209
SLM Student Loan Trust, Series 2013-6, Class A3, 2.36%(LIBOR01M+65bps), 6/25/55, Callable 1/25/28 @ 100 (a)	3,504	3,497
SLM Student Loan Trust, Series 2006-6, Class A3, 2.05%(LIBOR03M+11bps), 10/27/25, Callable 7/25/31 @ 100 (a)	30	30
SunTrust Student Loan Trust, Series 2006-1A, Class B, 2.21%(LIBOR03M+27bps), 10/28/37, Callable 7/28/26 @ 100 (a) (b)	1,268	1,133
Total Asset Backed Securities (Cost $47,454)		47,182
Municipal Bonds (3.7%)
Connecticut (0.5%):
State of Connecticut, GO, 2.92%, 8/1/23	5,000	5,140
Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,260
New York (1.3%):
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A3, 2.85%, 8/1/24	9,530	9,820
The Port Authority of New York & New Jersey Revenue, Series 187, 2.53%, 10/15/20	5,000	5,028
		14,848
Texas (1.6%):
City of Abilene, GO 2.41%, 2/15/26 (c)	1,715	1,721
2.54%, 2/15/27 (c)	1,195	1,202
2.64%, 2/15/29 (c)	1,000	1,006

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Houston, Texas Combined Utility System Revenue 3.72%, 11/15/28	$1,530	$1,688
3.82%, 11/15/29, Continuously Callable @100	3,000	3,313
Texas Public Finance Authority State of Texas, GO Series C, 2.83%, 10/1/25	3,000	3,116
Series C, 3.01%, 10/1/26, Continuously Callable @100	4,000	4,174
		16,220
Total Municipal Bonds (Cost $37,799)		39,468
U.S. Government Agency Mortgages (64.5%)
Federal Home Loan Mortgage Corporation Series K011, Class A2, 4.08%, 11/25/20 (g)	2,850	2,882
5.00%, 1/1/21	24	25
Series K715, Class A2, 2.86%, 1/25/21	4,890	4,904
Series K019, Class A2, 2.27%, 3/25/22	2,248	2,259
Series K026, Class A1, 1.69%, 4/25/22	1,857	1,844
Series K720, Class A2, 2.72%, 6/25/22	4,000	4,053
Series K022, Class A2, 2.36%, 7/25/22	3,000	3,029
Series K023, Class A2, 2.31%, 8/25/22	10,000	10,085
Series K026, Class A2, 2.51%, 11/25/22	5,000	5,074
Series K027, Class A2, 2.64%, 1/25/23	5,000	5,096
Series K029, Class A2, 3.32%, 2/25/23 (g)	3,000	3,119
Series K722, Class A2, 2.41%, 3/25/23	3,000	3,028
Series K725, Class A2, 3.00%, 1/25/24	5,000	5,173
Series K037, Class A2, 3.49%, 1/25/24	10,030	10,576
Series K038, Class A2, 3.39%, 3/25/24	3,000	3,160
Series K727, Class A2, 2.95%, 7/25/24	20,000	20,637
Series K052, Class A1, 2.60%, 1/25/25	3,000	3,042
Series K045, Class A2, 3.02%, 1/25/25	3,000	3,134
Series K730, Class A2, 3.59%, 1/25/25	5,000	5,316
Series K048, Class A2, 3.28%, 6/25/25 (g)	10,000	10,595
Series K056, Class A1, 2.20%, 7/25/25	4,300	4,311
Series K049, Class A2, 3.01%, 7/25/25	4,000	4,187
Series KC02, Class A2, 3.37%, 7/25/25 (d)	30,000	31,802
Series K733, Class A2, 3.75%, 8/25/25	15,000	16,170
Series K051, Class A2, 3.31%, 9/25/25	20,000	21,278
Series K733, Class AM, 3.75%, 9/25/25	5,000	5,403
Series KIR1, Class A2, 2.85%, 3/25/26 (d)	7,709	8,015
Series K056, Class A2, 2.53%, 5/25/26	5,000	5,117
Series K057, Class A2, 2.57%, 7/25/26	17,000	17,443
Series K058, Class A2, 2.65%, 8/25/26 (d)	5,000	5,154
Series K061, Class A1, 3.01%, 8/25/26	2,288	2,368
Series 3987, Class A, 2.00%, 9/15/26	1,606	1,594
Series K059, Class A2, 3.12%, 9/25/26 (g)	4,500	4,761
Series K061, Class A2, 3.35%, 11/25/26 (g)	4,000	4,291
Series K066, Class A2, 3.12%, 6/25/27	3,000	3,179
Series K067, Class A2, 3.19%, 7/25/27	9,274	9,880
Series K069, Class A2, 3.19%, 9/25/27 (g)	2,879	3,067
Series K071, Class A2, 3.29%, 11/25/27	5,000	5,357
Series K076, Class A2, 3.90%, 4/25/28	7,000	7,817

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series K080, Class A2, 3.93%, 7/25/28 (g)	$30,000	$33,597
Series K081, Class A2, 3.90%, 8/25/28 (g)	13,000	14,548
Series K082, Class A2, 3.92%, 9/25/28 (g)	5,000	5,603
Series K084, Class A2, 3.78%, 10/25/28 (g)	10,000	11,087
Series K085, Class A2, 4.06%, 10/25/28 (g)	9,706	10,979
3.00%, 3/1/32	4,901	5,043
3.00%, 2/1/33	7,372	7,590
3.00%, 9/1/33	5,834	5,984
3.00%, 10/1/33	8,309	8,523
3.50%, 10/1/33	18,519	19,195
4.00%, 10/1/33	10,680	11,153
5.50%, 12/1/35	495	559
Series 3134, Class FA, 2.07%(LIBOR01M+30bps), 3/15/36 (a)	765	758
4.00%, 9/1/40	1,281	1,371
Series 4023, Class PF, 2.32%(LIBOR01M+55bps), 10/15/41 (a)	1,140	1,140
3.50%, 5/1/42	5,021	5,288
3.00%, 6/1/42	4,164	4,294
4.00%, 7/1/48	14,610	15,178
3.50%, 8/1/48	7,728	7,954
4.00%, 8/1/48	3,592	3,736
4.50%, 9/1/48	5,486	5,785
Series K078, Class A2, 3.85%, 6/25/51	12,500	13,922
		461,512
Federal National Mortgage Association 1.58%, 1/1/20	9,280	9,262
3.50%, 5/1/21	330	332
2.63%, 9/1/21	10,000	10,108
2.42%, 11/1/22	20,154	20,381
2.50%, 4/1/23	8,265	8,395
Series M1, Class A2, 3.32%, 7/25/23 (g)	1,292	1,339
Series M7, Class AV2, 2.16%, 10/25/23	4,908	4,922
Series M13, Class A2, 2.80%, 6/25/25 (g)	2,356	2,431
2.13%, 4/24/26	18,000	18,380
Series M1, Class A1, 2.50%, 9/25/26 (g)	1,122	1,132
3.00%, 2/1/27	3,112	3,193
3.00%, 2/1/27	1,882	1,930
Series M8, Class A2, 3.06%, 5/25/27 (g)	4,000	4,230
Series M12, Class A2, 3.18%, 6/25/27 (g)	6,250	6,632
Series 73, Class DC, 1.50%, 7/25/27	2,886	2,846
Series 102, Class GA, 1.38%, 9/25/27	1,370	1,337
Series 100, Class BA, 1.50%, 9/25/27	1,074	1,051
Series 103, Class HB, 1.50%, 9/25/27	1,141	1,125
Series 107, Class GC, 1.50%, 10/25/27	1,249	1,223
Series M4, Class A2, 3.14%, 3/25/28 (g)	2,842	3,009
Series M10, Class A2, 3.50%, 7/25/28 (g)	8,049	8,724
Series 29, Class FY, 2.01%(LIBOR01M+30bps), 4/25/35 (a)	1,322	1,311
5.00%, 12/1/35	640	710
Series 84, Class F, 2.01%(LIBOR01M+30bps), 8/25/37 (a)	976	966
5.50%, 11/1/37	200	224
6.00%, 5/1/38	353	395

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/1/39	$1,808	$1,933
3.50%, 1/1/42	3,203	3,374
3.50%, 5/1/42	4,923	5,182
3.00%, 1/1/48	4,323	4,409
3.50%, 2/1/48	8,351	8,657
4.00%, 5/1/48	7,438	7,731
3.00%, 8/1/48	4,328	4,399
4.00%, 8/1/49 (d)	4,843	5,031
3.50%, 9/1/49 (d)	5,875	6,031
		162,335
Government National Mortgage Association 8.50%, 6/15/21	4	4
9.00%, 7/15/21	2	2
6.00%, 8/15/22	150	157
8.00%, 12/20/22	6	6
8.00%, 6/15/23	21	22
4.50%, 4/20/24	943	977
4.50%, 5/15/24	347	361
4.50%, 9/15/24	390	406
4.50%, 9/15/24	322	335
4.50%, 10/15/24	453	473
4.50%, 10/15/24	354	369
7.00%, 5/15/27	105	115
8.00%, 5/15/27	99	106
7.50%, 2/15/28	59	64
6.00%, 4/15/28	208	227
6.50%, 5/15/28	19	20
6.50%, 5/15/28	76	81
6.75%, 5/15/28	8	8
6.50%, 7/15/28	47	51
7.00%, 7/15/28	11	12
7.00%, 8/15/28	22	25
6.50%, 9/15/28	43	45
7.00%, 9/15/28	60	65
6.00%, 11/15/28	28	30
6.50%, 11/15/28	77	81
6.50%, 1/15/29	6	7
6.50%, 1/15/29	21	22
6.00%, 2/15/29	112	119
7.50%, 3/15/29	13	15
7.50%, 4/15/29	31	33
7.00%, 5/15/29	242	273
7.00%, 6/15/29	289	326
6.00%, 7/15/29	120	132
7.50%, 10/15/29	77	87
7.50%, 10/15/29	18	19
8.00%, 7/15/30	65	69
8.00%, 8/20/30	200	234
8.00%, 9/15/30	21	24
7.00%, 9/20/30	227	259

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
7.50%, 1/15/31	$9	$9
6.50%, 3/15/31	62	66
6.00%, 3/20/31	109	122
7.50%, 4/20/31	45	53
6.50%, 5/20/31	70	80
6.50%, 7/20/31	50	58
7.00%, 8/15/31	25	25
6.50%, 8/20/31	127	145
7.00%, 9/15/31	56	64
6.50%, 10/15/31	161	177
7.00%, 10/15/31	43	47
7.50%, 11/15/31	18	19
6.50%, 1/15/32	99	111
6.50%, 4/20/32	187	216
6.00%, 5/15/32	224	245
7.00%, 6/15/32	18	20
6.50%, 6/20/32	206	238
7.00%, 7/15/32	81	93
6.50%, 8/15/32	159	181
6.00%, 8/20/32	297	337
6.50%, 9/15/32	686	784
6.00%, 9/20/32	266	301
6.00%, 1/15/33	652	736
6.00%, 2/15/33	288	325
5.50%, 4/20/33	250	278
5.00%, 5/20/33	844	912
6.00%, 7/15/33	212	238
5.00%, 7/20/33	1,024	1,106
6.00%, 9/15/33	213	237
5.50%, 10/15/33	1,788	1,999
6.00%, 10/20/33	273	310
5.50%, 12/15/33	748	835
6.00%, 12/20/33	241	266
6.00%, 2/20/34	903	1,030
5.50%, 3/20/34	853	951
6.00%, 3/20/34	787	896
5.00%, 6/20/34	669	724
5.50%, 7/15/34	471	529
6.50%, 8/20/34	619	722
6.00%, 9/20/34	538	613
6.00%, 10/20/34	1,481	1,691
6.00%, 11/20/34	95	106
5.50%, 2/20/35	3,021	3,382
5.50%, 4/20/35	2,651	2,968
5.50%, 7/20/35	1,242	1,391
5.00%, 9/20/35	1,518	1,641
5.50%, 10/15/35	1,087	1,219
6.00%, 5/20/36	515	587
5.50%, 1/20/37	514	574
5.00%, 2/20/37	312	337

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
6.00%, 3/15/37	$234	$264
6.00%, 9/15/37	118	128
5.50%, 3/15/38	468	518
5.50%, 4/15/38	895	996
6.00%, 5/15/38	245	273
6.00%, 5/15/38	476	540
6.00%, 9/15/38	310	356
6.00%, 10/15/38	297	341
6.00%, 12/15/38	456	521
5.00%, 2/15/39	271	296
5.50%, 6/15/39	1,752	1,970
4.50%, 9/15/39	2,978	3,215
4.50%, 11/15/39	1,967	2,123
4.50%, 12/15/39	3,076	3,320
4.50%, 2/15/40	9,011	9,793
4.50%, 3/15/40	1,875	2,017
4.50%, 6/15/40	1,162	1,250
4.00%, 7/15/40	657	695
4.50%, 7/15/40	1,582	1,701
4.00%, 8/15/40	981	1,048
4.00%, 9/15/40	2,456	2,600
4.00%, 11/20/40	1,812	1,937
4.50%, 1/15/41	1,896	2,039
		73,596
Total U.S. Government Agency Mortgages (Cost $666,292)		697,443
U.S. Treasury Obligations (26.1%)
U.S. Treasury Notes 1.38%, 1/15/20	8,500	8,497
2.38%, 4/30/20	6,000	6,018
1.50%, 8/15/20	10,000	9,988
2.63%, 8/31/20	5,000	5,035
2.75%, 11/30/20	12,000	12,125
1.13%, 2/28/21	6,000	5,958
2.63%, 6/15/21	20,000	20,285
2.13%, 6/30/21	3,000	3,021
2.63%, 7/15/21	15,000	15,226
2.75%, 8/15/21	10,000	10,180
2.75%, 9/15/21	35,000	35,666
2.88%, 11/15/21	10,000	10,236
2.00%, 2/15/22	3,000	3,024
2.13%, 6/30/22	20,000	20,263
1.88%, 7/31/22	10,000	10,069
1.63%, 8/31/22	20,000	20,011
2.00%, 11/30/22	11,000	11,125
1.38%, 6/30/23	5,000	4,960
2.13%, 11/30/23	22,000	22,426
2.00%, 6/30/24	20,000	20,320
1.88%, 8/31/24	10,000	10,109
2.25%, 11/15/24	5,000	5,144

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
2.13%, 11/30/24	$4,000	$4,092
2.00%, 2/15/25	4,000	4,069
2.13%, 5/15/25	4,500	4,606
Total U.S. Treasury Obligations (Cost $278,575)		282,453
Investment Companies (0.0%) (e)
Federated Treasury Obligations Fund, Institutional Shares, 1.52% (f)	688	1
Total Investment Companies (Cost $1)		1
Repurchase Agreements (1.3%)
Credit Agricole CIB NY, 1.62%, 12/2/19, Purchased on 11/29/19, with maturity date of 12/2/19, value of $13,767,858, collateralized by U.S. Treasury Notes, 1.38%, 1/15/20, fair value $13,969,951	13,766,000	13,766
Total Repurchase Agreements (Cost $13,766)		13,766
Total Investments (Cost $1,043,887) — 100.0%		1,080,313
Liabilities in excess of other assets — 0.0% (e)		(133)
NET ASSETS — 100.00%		$1,080,180

(a)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2019.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $12,405 (thousands) and amounted to 1.1% of net assets.

(c)  Security purchased on a when-issued basis.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on November 30, 2019.

(g)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

bps — Basis points

GO — General Obligation

LIBOR — London InterBank Offered Rate

  LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

  LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2019, based on the last reset date of the security

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Government Securities Fund
Assets:
Investments, at value (Cost $1,043,887)	$1,080,313
Receivables:
Interest	4,209
Capital shares issued	114
From Adviser	8
Prepaid expenses	13
Total assets	1,084,657
Liabilities:
Payables:
Investments purchased	3,910
Capital shares redeemed	207
Accrued expenses and other payables:
Investment Advisory fees	111
Administration fees	102
Custody fees	15
Transfer agent fees	82
Compliance fees	—	(a)
12b-1 fees	1
Other accrued expenses	49
Total liabilities	4,477
Net Assets:
Capital	1,046,030
Total distributable earnings/(loss)	34,150
Net assets	$1,080,180
Net Assets
Fund Shares	$333,733
Institutional Shares	734,747
Adviser Shares	5,106
R6 Shares	6,594
Total	$1,080,180
Shares (unlimited number of shares authorized with no par value):
Fund Shares	33,645
Institutional Shares	74,057
Adviser Shares	515
R6 Shares	665
Total	108,882
Net asset value, offering and redemption price per share: (b)
Fund Shares	$9.92
Institutional Shares	$9.92
Adviser Shares	$9.91
R6 Shares	$9.91

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

	USAA Government Securities Fund
Investment Income:
Interest	$15,434
Securities lending (net of fees)	—	(a)
Total income	15,434
Expenses:
Investment Advisory fees	703
Administration fees — Fund Shares	250
Administration fees — Institutional Shares	371
Administration fees — Adviser Shares	4
Administration fees — R6 Shares	2
12b-1 fees — Adviser Shares	6
Custodian fees	37
Transfer agent fees — Fund Shares	198
Transfer agent fees — Institutional Shares	371
Transfer agent fees — Adviser Shares	—	(a)
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	20
Compliance fees	3
Legal and audit fees	43
State registration and filing fees	33
Sub-Administration fees	9
Other expenses	27
Total expenses	2,077
Expenses waived/reimbursed by Adviser	(3)
Expenses waived/reimbursed by AMCO	(4)
Net expenses	2,070
Net Investment Income (Loss)	13,364
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	295
Net change in unrealized appreciation/depreciation on investment securities	8,739
Net realized/unrealized gains (losses) on investments	9,034
Change in net assets resulting from operations	$22,398

(a)  Rounds to less than $1.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Government Securities Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$13,364	$23,271
Net realized gains (losses) from investments	295	(457)
Net change in unrealized appreciation (depreciation) on investments	8,739	35,278
Change in net assets resulting from operations	22,398	58,092
Distributions to Shareholders:
Fund Shares	(4,142)	(7,783)
Institutional Shares	(9,523)	(15,121)
Adviser Shares	(56)	(103)
Class R6 Shares	(84)	(158)
Change in net assets resulting from distributions to shareholders	(13,805)	(23,165)
Change in net assets resulting from capital transactions	(10,236)	450,985
Capital Contribution from USAA Transfer Agency Company	—	1
Change in net assets	(1,643)	485,913
Net Assets:
Beginning of period	1,081,823	595,910
End of period	$1,080,180	$1,081,823
Capital Transactions:
Fund Shares
Proceeds from shares issued	$25,980	$36,701
Distributions reinvested	3,790	7,207
Cost of shares redeemed	(26,692)	(58,880)
Total Fund Shares	$3,078	$(14,972)
Institutional Shares
Proceeds from shares issued	$13,548	$474,117
Distributions reinvested	9,382	15,202
Cost of shares redeemed	(36,390)	(23,341)
Total Institutional Shares	$(13,460)	$465,978
Adviser Shares
Proceeds from shares issued	$30	$110
Distributions reinvested	2	3
Cost of shares redeemed	(6)	(24)
Total Adviser Shares	$26	$89
Class R6 Shares
Proceeds from shares issued	$303	$147
Distributions reinvested	18	35
Cost of shares redeemed	(201)	(292)
Total Class R6 Shares	$120	$(110)
Change in net assets resulting from capital transactions	$(10,236)	$450,985

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	USAA Government Securities Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Share Transactions:
Fund Shares
Issued	2,616	3,829
Reinvested	381	751
Redeemed	(2,687)	(6,159)
Total Fund Shares	310	(1,579)
Institutional Shares
Issued	1,362	49,953
Reinvested	944	1,582
Redeemed	(3,648)	(2,450)
Total Institutional Shares	(1,342)	49,085
Adviser Shares
Issued	4	11
Reinvested	— (a)	— (a)
Redeemed	(1)	(2)
Total Adviser Shares	3	9
Class R6 Shares
Issued	30	15
Reinvested	2	4
Redeemed	(20)	(31)
Total Class R6 Shares	12	(12)
Change in Shares	(1,017)	47,503

(a)  Rounds to less than 1.

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Government Securities Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	$9.84	0.12	(d)	0.08	0.20	(0.12)	(0.12)
Year Ended May 31, 2019	$9.55	0.23		0.29	0.52	(0.23)	(0.23)
Year Ended May 31, 2018	$9.86	0.20		(0.31)	(0.11)	(0.20)	(0.20)
Year Ended May 31, 2017	$10.00	0.20		(0.14)	0.06	(0.20)	(0.20)
Year Ended May 31, 2016	$10.04	0.22		(0.04)	0.18	(0.22)	(0.22)
Year Ended May 31, 2015	$10.02	0.25		0.03	0.28	(0.26)	(0.26)
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	$9.85	0.12	(d)	0.08	0.20	(0.13)	(0.13)
Year Ended May 31, 2019	$9.55	0.24		0.30	0.54	(0.24)	(0.24)
Year Ended May 31, 2018	$9.86	0.21		(0.31)	(0.10)	(0.21)	(0.21)
Year Ended May 31, 2017	$10.00	0.21		(0.14)	0.07	(0.21)	(0.21)
August 7, 2015 (e) through May 31, 2016	$9.94	0.18		0.06	0.24	(0.18)	(0.18)
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	$9.84	0.10	(d)	0.08	0.18	(0.11)	(0.11)
Year Ended May 31, 2019	$9.54	0.21		0.30	0.51	(0.21)	(0.21)
Year Ended May 31, 2018	$9.85	0.18		(0.31)	(0.13)	(0.18)	(0.18)
Year Ended May 31, 2017	$10.00	0.17		(0.15)	0.02	(0.17)	(0.17)
Year Ended May 31, 2016	$10.04	0.19		(0.04)	0.15	(0.19)	(0.19)
Year Ended May 31, 2015	$10.01	0.22		0.04	0.26	(0.23)	(0.23)
Class R6 Shares
Six Months Ended November 30, 2019 (unaudited)	$9.84	0.12	(d)	0.08	0.20	(0.13)	(0.13)
Year Ended May 31, 2019	$9.55	0.24		0.29	0.53	(0.24)	(0.24)
Year Ended May 31, 2018	$9.85	0.22		(0.30)	(0.08)	(0.22)	(0.22)
December 1, 2016 (e) through May 31, 2017	$9.80	0.11		0.05	0.16	(0.11)	(0.11)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption fees added to beneficial interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Government Securities Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	—		$9.92	2.05%	0.44%		2.41%	0.44%	$333,733	5%
Year Ended May 31, 2019	—		$9.84	5.56%	0.47%		2.42%	0.47%	$328,123	9%
Year Ended May 31, 2018	—		$9.55	(1.09)%	0.48%		2.09%	0.48%	$333,464	15%
Year Ended May 31, 2017	—		$9.86	0.62%	0.48%		2.02%	0.48%	$390,897	18%
Year Ended May 31, 2016	—		$10.00	1.80%	0.51%		2.17%	0.51%	$432,471	14%
Year Ended May 31, 2015	—		$10.04	2.78%	0.51%		2.52%	0.51%	$435,421	15%
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	—		$9.92	2.09%	0.35%		2.49%	0.35%	$734,747	5%
Year Ended May 31, 2019	—		$9.85	5.76%	0.38%		2.55%	0.38%	$742,233	9%
Year Ended May 31, 2018	—		$9.55	(1.01)%	0.39%		2.18%	0.39%	$251,297	15%
Year Ended May 31, 2017	—		$9.86	0.71%	0.40%		2.12%	0.40%	$133,607	18%
August 7, 2015 (e) through May 31, 2016	—		$10.00	2.39%	0.44%		2.16%	0.44%	$106,692	14%
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	—		$9.91	1.79%	0.75%		2.09%	0.92%	$5,106	5%
Year Ended May 31, 2019	—		$9.84	5.37%	0.75%		2.14%	0.87%	$5,042	9%
Year Ended May 31, 2018	—	(f)	$9.54	(1.36)%	0.75%		1.82%	0.87%	$4,804	15%
Year Ended May 31, 2017	—		$9.85	0.25%	0.75%		1.76%	0.93%	$6,089	18%
Year Ended May 31, 2016	—		$10.00	1.55%	0.75%		1.93%	0.95%	$5,088	14%
Year Ended May 31, 2015	—	(f)	$10.04	2.58%	0.80	%(g)	2.22%	1.05%	$5,116	15%
Class R6 Shares
Six Months Ended November 30, 2019 (unaudited)	—		$9.91	1.99%	0.35%		2.49%	0.44%	$6,594	5%
Year Ended May 31, 2019	—		$9.84	5.68%	0.35%		2.54%	0.51%	$6,425	9%
Year Ended May 31, 2018	—		$9.55	(0.87)%	0.35%		2.22%	0.64%	$6,345	15%
December 1, 2016 (e) through May 31, 2017	—		$9.85	1.62%	0.35%		2.22%	1.12%	$5,027	18%

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Commencement of operations.

(f)  Amount is less than $0.005.

(g)  Prior to October 1, 2014, AMCO voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.90% of their average daily net assets.
See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Government Securities Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Adviser Shares and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$47,182	$—	$47,182
Municipal Bonds	—	39,468	—	39,468
U.S. Government Agency Mortgages	—	697,443	—	697,443
U.S. Treasury Obligations	—	282,453	—	282,453
Investment Companies	1	—	—	1
Repurchase Agreements	—	13,766	—	13,766
Total	$1	$1,080,312	$—	$1,080,313

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest

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accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of

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these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2019, the Fund had no securities on loan.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$20,238	$16,557	$28,536	$44,412

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4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semiannual reports may be viewed at usaa.com. As of November 30, 2019, certain USAA fund-of funds owned total outstanding shares of the Fund:

Affiliated USAA Fund	Ownership %
Cornerstone Conservative Fund	5.8
Target Retirement Income Fund	13.5
Target Retirement 2020 Fund	19.9
Target Retirement 2030 Fund	29.4
Target Retirement 2040 Fund	19.0
Target Retirement 2050 Fund	8.9
Target Retirement 2060 Fund	1.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $568 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index measures the total return performance of funds tracked by Lipper that invest 65% of fund assets in securities issued or guaranteed by the U.S. government, its agency, or its instrumentalities, with dollar-weighted average maturities of five to ten years. The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2019 through June 30, 2019, performance adjustments for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares were $0, $0, $0, and less than $(1) thousand, respectively and 0.00%, 0.00%, 0.00%, and less than (0.005%) of net assets, respectively. Base fees incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $135 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2019, the Fund had no subadvisers.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. Amounts incurred from July 1, 2019 through November 30, 2019 are $210, $310, $3, and $2 thousand for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. Amounts incurred from June 1, 2019 through June 30, 2019 are $40, $61, $1, and less than $1 thousand for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average daily net assets, plus out-of pocket expenses. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $164, $310, less than $1, and less than $1 thousand for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $34, $61, less than $1, and less than $1 thousand for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through November 30, 2019 are $5 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from June 1, 2019 through June 30, 2019 were $1 thousand and reflected on the Statement of Operations as 12b-1 Fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 0.48%, 0.39%, 0.75% and 0.35% for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$3

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of the Adviser Shares and R6 Shares to 0.75% and 0.35%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares and R6 Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, these expense limits are no longer in effect. This amount is reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The Fund is subject to the risk that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for fixed-income securities, or other market factors. If interest rates increase, the yield of the Fund may increase and the market value of the Fund's securities may decline, adversely affecting the Fund's net asset value ("NAV") and total return. If interest rates decrease, the yield of the Fund may decrease.

In addition, the market value of the Fund's securities may increase, which may increase the Fund's NAV and total return. In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt the Fund's performance.

The Fund is subject to legislative risk, which is the risk that changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and that such policies could have an adverse impact on the value of the Fund's investments and the Fund's NAV.

7. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $2 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through November 30, 2019.

8. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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(e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Total Distributions Paid
$23,165	$23,165

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$174	$(2,278)	$27,688	$25,584

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended May 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$1,533	$745	$2,278

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USAA Mutual Funds Trust	Supplemental Information November 30, 2019

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Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
Fund Shares	$1,000.00	$1,020.50	$1,022.80	$2.22	$2.23	0.44%
Institutional Shares	1,000.00	1,020.90	1,023.25	1.77	1.77	0.35%
Adviser Shares	1,000.00	1,017.90	1,021.25	3.78	3.79	0.75%
R6 Shares	1,000.00	1,019.90	1,023.25	1.77	1.77	0.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23414-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Growth and Tax Strategy Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	27
Statement of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	30
Notes to Financial Statements	32
Supplemental Information	43
Expense Examples	43
Proxy Voting and Portfolio Holdings Information	43
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

Top 10 Industries

11/30/19

(% of Net Assets)

Software	3.5%
Banks	2.9%
IT Services	2.6%
Interactive Media & Services	2.5%
Technology Hardware, Storage & Peripherals	2.3%
Pharmaceuticals	2.2%
Semiconductors & Semiconductor Equipment	2.1%
Oil, Gas & Consumable Fuels	1.8%
Health Care Equipment & Supplies	1.7%
Internet & Direct Marketing Retail	1.5%

The Schedule of Portfolio Investments uses the Global Industry Classification Standard (GICS), which may differ from the Fund's compliance classification.

Top 5 Tax-Exempt Bonds

11/30/19

(% of Net Assets)

Port of Port Arthur Navigation District Revenue	2.0%
Illinois Finance Authority Revenue	1.9%
Massachusetts Development Finance Agency Revenue	1.8%
New Jersey Economic Development Authority Revenue	1.3%
Deutsche Bank Spears/Lifers Trust Revenue	0.8%

Top 5 Blue Chip Stocks

11/30/19

(% of Net Assets)

Microsoft Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Facebook, Inc.	1.0%
Berkshire Hathaway, Inc.	0.9%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund (continued)	November 30, 2019

  (Unaudited)

Asset Allocation*:

11/30/19
(% of Net Assets)

*  Does not include futures and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (49.1%)
Communication Services (5.3%):
Activision Blizzard, Inc.	9,016	$494
Alphabet, Inc., Class A (a)	3,334	4,348
Alphabet, Inc., Class C (a)	3,360	4,385
AT&T, Inc. (b)	81,314	3,040
CBS Corp., Class B	3,467	140
CenturyLink, Inc.	12,491	181
Charter Communications, Inc., Class A (a)	2,057	967
Comcast Corp., Class A	48,391	2,136
Discovery Communications, Inc., Class A (a) (c)	1,428	47
Discovery, Inc., Class C (a)	3,181	97
DISH Network Corp., Class A (a)	2,685	92
Electronic Arts, Inc. (a)	3,504	354
Facebook, Inc., Class A (a)	30,773	6,205
Fox Corp., Class A	4,573	164
Fox Corp., Class B	2,077	73
Netflix, Inc. (a)	5,648	1,777
News Corp., Class A	3,584	46
Omnicom Group, Inc.	1,859	148
Take-Two Interactive Software, Inc. (a)	1,245	151
The Interpublic Group of Co., Inc.	4,035	90
The Walt Disney Co.	20,412	3,094
TripAdvisor, Inc.	735	21
Twitter, Inc. (a)	10,162	314
Verizon Communications, Inc.	52,559	3,166
Viacom, Inc., Class B	2,735	66
		31,596
Consumer Discretionary (4.5%):
Advance Auto Parts, Inc.	905	142
Amazon.com, Inc. (a)	4,420	7,961
Aptiv PLC	2,948	277
AutoZone, Inc. (a)	296	349
Best Buy Co., Inc.	2,415	195
Booking Holdings, Inc. (a)	464	883
BorgWarner, Inc.	1,420	60
Capri Holdings Ltd. (a)	1,686	63
CarMax, Inc. (a)	1,691	164
Carnival Corp.	5,263	237
Chipotle Mexican Grill, Inc. (a)	245	199
D.R. Horton, Inc.	4,281	238
Darden Restaurants, Inc.	1,204	143
Delphi Technologies PLC (a)	1	—	(d)
Dollar General Corp.	2,615	411
Dollar Tree, Inc. (a)	2,253	206
eBay, Inc.	10,566	375
Expedia, Inc.	742	75
Ford Motor Co.	49,043	444
Garmin Ltd.	1,028	100

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Motors Co., Class C	12,922	$465
Genuine Parts Co.	1,656	173
H&R Block, Inc.	1,670	41
Hanesbrands, Inc.	4,557	69
Harley-Davidson, Inc.	1,559	57
Hasbro, Inc.	1,004	102
Hilton Worldwide Holdings, Inc.	3,115	327
Kohl's Corp.	1,141	54
L Brands, Inc.	2,568	49
Las Vegas Sands Corp. (b)	4,370	274
Leggett & Platt, Inc.	859	45
Lennar Corp., Class A	3,426	204
Lennar Corp., Class B	1	—	(d)
LKQ Corp. (a)	3,724	131
Lowe's Cos., Inc.	9,955	1,168
Macy's, Inc.	3,437	53
Marriott International, Inc., Class A	3,316	465
McDonald's Corp.	9,008	1,753
MGM Resorts International	6,137	196
Mohawk Industries, Inc. (a)	761	106
Newell Brands, Inc.	4,782	92
Nike, Inc., Class B	14,032	1,311
Nordstrom, Inc.	1,027	39
Norwegian Cruise Line Holdings Ltd. (a)	2,715	146
NVR, Inc. (a)	38	144
O'Reilly Automotive, Inc. (a)	788	349
PulteGroup, Inc.	2,649	105
PVH Corp.	605	59
Ralph Lauren Corp.	657	71
Ross Stores, Inc.	4,514	524
Royal Caribbean Cruises Ltd.	2,077	249
Starbucks Corp.	12,390	1,059
Tapestry, Inc.	3,670	99
Target Corp.	5,924	741
The Gap, Inc.	2,668	44
The Home Depot, Inc.	12,059	2,659
The TJX Cos., Inc.	13,371	817
Tiffany & Co.	1,361	182
Tractor Supply Co.	1,196	113
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	550	129
Under Armour, Inc., Class A (a) (c)	682	13
Under Armour, Inc., Class C (a)	1,138	20
VF Corp.	3,798	335
Whirlpool Corp.	798	114
Wynn Resorts Ltd.	903	109
Yum! Brands, Inc.	3,123	314
		28,091
Consumer Staples (3.7%):
Altria Group, Inc.	21,851	1,086
Archer-Daniels-Midland Co.	7,185	308

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp., Class B	1,744	$118
Campbell Soup Co.	2,319	108
Church & Dwight Co., Inc.	2,460	173
Colgate-Palmolive Co.	11,279	765
Conagra Brands, Inc.	5,746	166
Constellation Brands, Inc., Class A	1,572	292
Costco Wholesale Corp.	4,892	1,467
Coty, Inc., Class A (b)	3,743	43
General Mills, Inc.	6,961	371
Hormel Foods Corp.	2,891	129
Kellogg Co.	2,970	193
Kimberly-Clark Corp.	4,441	605
Lamb Weston Holdings, Inc.	1,805	152
McCormick & Co., Inc.	1,216	206
Molson Coors Brewing Co., Class B	806	41
Mondelez International, Inc., Class A	16,937	890
Monster Beverage Corp. (a)	4,648	278
PepsiCo, Inc.	18,381	2,497
Philip Morris International, Inc.	20,453	1,696
Spectrum Brands Holdings, Inc.	71	4
Sysco Corp.	5,677	457
The Clorox Co.	1,652	245
The Coca-Cola Co.	50,590	2,702
The Estee Lauder Cos., Inc.	2,575	504
The Hershey Co.	1,318	195
The J.M. Smucker Co.	1,064	112
The Kraft Heinz Co.	5,677	173
The Kroger Co.	10,167	278
The Procter & Gamble Co.	27,492	3,356
Tyson Foods, Inc., Class A	3,456	311
Walgreens Boots Alliance, Inc.	8,393	500
Walmart, Inc.	15,825	1,885
		22,306
Energy (1.9%):
Apache Corp.	4,739	106
Baker Hughes, Inc.	8,533	191
Cabot Oil & Gas Corp.	2,764	44
Chevron Corp.	24,956	2,922
Concho Resources, Inc.	2,643	192
ConocoPhillips	14,593	875
Devon Energy Corp.	3,610	79
EOG Resources, Inc.	7,629	541
Exxon Mobil Corp. (b)	39,750	2,708
Halliburton Co.	11,300	237
Helmerich & Payne, Inc.	1,393	55
Hess Corp.	2,905	180
HollyFrontier Corp.	1,930	99
Kinder Morgan, Inc.	19,537	383
Marathon Petroleum Corp.	8,655	525
National Oilwell Varco, Inc.	4,864	110

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Noble Energy, Inc.	3,962	$82
Occidental Petroleum Corp.	5,190	200
ONEOK, Inc.	5,094	362
Phillips 66	5,897	677
Pioneer Natural Resources Co.	2,157	276
Schlumberger Ltd.	1,278	46
TechnipFMC PLC	5,518	104
The Williams Cos., Inc.	15,933	362
Valero Energy Corp.	4,457	426
		11,782
Financials (6.6%):
Affiliated Managers Group, Inc.	666	57
Aflac, Inc.	7,793	427
American Express Co.	6,948	835
American International Group, Inc.	10,289	542
Ameriprise Financial, Inc.	1,688	277
Aon PLC	2,636	537
Arthur J. Gallagher & Co.	2,040	190
Assurant, Inc.	756	100
Bank of America Corp.	108,066	3,601
BB&T Corp.	9,655	528
Berkshire Hathaway, Inc., Class B (a)	24,318	5,358
BlackRock, Inc., Class A	1,516	750
Capital One Financial Corp.	5,920	592
CBOE Holdings, Inc.	970	115
Chubb Ltd.	5,396	818
Cincinnati Financial Corp.	1,525	163
Citigroup, Inc.	26,864	2,018
Citizens Financial Group, Inc.	5,777	222
CME Group, Inc.	4,708	953
Comerica, Inc.	1,631	115
Discover Financial Services	4,081	346
E*TRADE Financial Corp.	3,084	137
Everest Re Group Ltd.	476	129
Fifth Third BanCorp.	9,109	275
First Republic Bank	2,170	238
Franklin Resources, Inc.	3,194	88
Globe Life, Inc.	995	102
Hartford Financial Services Group, Inc.	4,006	248
Huntington Bancshares, Inc.	11,994	179
Intercontinental Exchange, Inc.	5,711	538
Invesco Ltd.	3,240	57
Jefferies Financial Group, Inc.	2,843	59
JPMorgan Chase & Co.	35,496	4,676
KeyCorp	9,302	180
Lincoln National Corp.	1,769	104
Loews Corp.	3,175	162
M&T Bank Corp.	1,595	263
MarketAxess Holdings, Inc.	497	201
Marsh & McLennan Cos., Inc.	6,078	658

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	10,989	$549
Moody's Corp.	1,807	410
Morgan Stanley	14,012	693
MSCI, Inc.	992	257
Nasdaq, Inc.	1,159	121
Northern Trust Corp. (e)	2,627	282
Principal Financial Group, Inc.	3,124	172
Prudential Financial, Inc.	4,473	419
Raymond James Financial, Inc.	1,592	143
Regions Financial Corp.	12,771	213
S&P Global, Inc.	2,912	771
State Street Corp.	4,122	310
SunTrust Banks, Inc.	5,453	386
SVB Financial Group (a)	573	133
Synchrony Financial	6,818	255
T. Rowe Price Group, Inc.	2,905	359
The Allstate Corp.	4,327	482
The Bank of New York Mellon Corp.	9,352	458
The Charles Schwab Corp.	12,946	641
The Goldman Sachs Group, Inc.	3,634	804
The PNC Financial Services Group, Inc.	5,743	880
The Progressive Corp.	5,810	424
The Travelers Cos., Inc.	2,645	362
U.S. Bancorp	16,402	985
Unum Group	2,028	62
Wells Fargo & Co. (b)	51,822	2,822
Willis Towers Watson PLC	1,438	282
Zions Bancorp NA	2,072	103
		40,616
Health Care (6.9%):
Abbott Laboratories (b)	22,580	1,930
AbbVie, Inc.	16,641	1,460
ABIOMED, Inc. (a)	581	114
Agilent Technologies, Inc.	3,901	315
Alexion Pharmaceuticals, Inc. (a)	2,893	330
Align Technology, Inc. (a)	809	224
Allergan PLC	4,232	783
AmerisourceBergen Corp.	1,410	124
Amgen, Inc.	7,334	1,722
Anthem, Inc.	3,139	906
Baxter International, Inc.	4,950	406
Becton, Dickinson & Co.	3,189	824
Biogen, Inc. (a)	2,058	617
Boston Scientific Corp. (a)	16,157	699
Bristol-Myers Squibb Co.	28,943	1,648
Cardinal Health, Inc.	3,662	202
Centene Corp. (a)	5,336	323
Cerner Corp.	3,904	279
Cigna Corp.	4,871	974
CVS Health Corp.	16,776	1,263

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Danaher Corp.	6,575	$961
DaVita, Inc. (a)	1,271	91
Dentsply Sirona, Inc.	2,679	151
Edwards Lifesciences Corp. (a)	2,279	558
Eli Lilly & Co.	11,093	1,302
Gilead Sciences, Inc.	16,648	1,119
HCA Healthcare, Inc.	2,781	386
Henry Schein, Inc. (a)	1,879	129
Hologic, Inc. (a)	3,379	173
Humana, Inc.	1,659	566
IDEXX Laboratories, Inc. (a)	862	217
Illumina, Inc. (a)	1,897	608
Incyte Pharmaceuticals, Inc. (a)	2,303	217
Intuitive Surgical, Inc. (a)	1,247	739
IQVIA Holdings, Inc. (a)	1,614	236
Johnson & Johnson (b)	26,313	3,618
Laboratory Corp. of America Holdings (a)	1,243	214
McKesson Corp.	2,308	334
Medtronic PLC	15,494	1,727
Merck & Co., Inc.	28,722	2,504
Mettler-Toledo International, Inc. (a)	250	180
PerkinElmer, Inc.	1,398	130
Perrigo Co. PLC	1,463	75
Pfizer, Inc.	71,349	2,748
Quest Diagnostics, Inc.	1,359	145
Regeneron Pharmaceuticals, Inc. (a)	1,031	380
ResMed, Inc.	1,423	213
Stryker Corp.	3,126	640
Teleflex, Inc.	536	189
The Cooper Co., Inc.	549	172
Thermo Fisher Scientific, Inc.	4,383	1,376
UnitedHealth Group, Inc.	9,606	2,687
Universal Health Services, Inc., Class B	812	113
Varian Medical Systems, Inc. (a)	1,048	140
Vertex Pharmaceuticals, Inc. (a)	3,161	701
Waters Corp. (a)	742	165
WellCare Health Plans, Inc. (a)	567	183
Zimmer Biomet Holdings, Inc.	2,527	367
Zoetis, Inc.	5,626	678
		42,275
Industrials (4.8%):
3M Co. (b)	7,563	1,284
A.O. Smith Corp.	1,778	86
Alaska Air Group, Inc.	1,486	103
Allegion PLC	880	106
AMETEK, Inc.	2,658	263
Arconic, Inc.	5,092	158
C.H. Robinson Worldwide, Inc.	1,279	98
Caterpillar, Inc.	7,258	1,051
Cintas Corp.	814	209

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Copart, Inc. (a)	2,286	$203
CSX Corp.	8,883	635
Cummins, Inc.	1,746	319
Deere & Co.	3,504	589
Delta Air Lines, Inc.	7,308	419
Dover Corp.	1,832	204
Eaton Corp. PLC	4,316	399
Emerson Electric Co.	6,845	506
Equifax, Inc.	1,407	196
Expeditors International of Washington, Inc.	1,997	149
Fastenal Co.	7,214	256
FedEx Corp.	3,002	480
Flowserve Corp.	1,210	59
Fortive Corp.	3,809	275
Fortune Brands Home & Security, Inc.	1,691	107
General Dynamics Corp.	3,206	583
General Electric Co. (b)	114,724	1,293
Honeywell International, Inc.	8,006	1,430
Huntington Ingalls Industries, Inc.	499	126
IDEX Corp.	997	162
IHS Markit Ltd. (a)	4,585	333
Illinois Tool Works, Inc.	3,682	642
Ingersoll-Rand PLC	2,877	377
J.B. Hunt Transport Services, Inc.	1,073	124
Jacobs Engineering Group, Inc.	1,348	124
Johnson Controls International PLC	9,815	421
Kansas City Southern	1,279	195
L3Harris Technologies, Inc.	2,880	579
Lockheed Martin Corp.	2,638	1,032
Masco Corp.	3,700	172
Nielsen Holdings PLC	4,676	91
Norfolk Southern Corp.	2,915	564
Northrop Grumman Corp.	1,969	693
PACCAR, Inc.	4,366	355
Parker-Hannifin Corp.	1,448	288
Pentair PLC	2,168	96
Quanta Services, Inc.	1,704	71
Raytheon Co.	3,052	664
Republic Services, Inc.	2,497	221
Robert Half International, Inc.	1,300	76
Rockwell Automation, Inc.	1,436	281
Rollins, Inc.	1,857	67
Roper Technologies, Inc.	1,119	403
Snap-on, Inc.	451	72
Southwest Airlines Co.	5,733	330
Stanley Black & Decker, Inc.	1,616	255
Textron, Inc.	2,562	118
The Boeing Co.	5,615	2,055
TransDigm Group, Inc.	482	273
Union Pacific Corp.	9,089	1,600

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Airlines Holdings, Inc. (a)	2,785	$258
United Parcel Service, Inc., Class B	7,452	893
United Rentals, Inc. (a)	947	145
United Technologies Corp.	8,948	1,327
Verisk Analytics, Inc., Class A	1,865	276
W.W. Grainger, Inc.	478	152
Wabtec Corp.	2,395	188
Waste Management, Inc.	3,869	437
Xylem, Inc.	2,267	176
		28,172
Information Technology (11.1%):
Accenture PLC, Class A	7,048	1,418
Adobe, Inc. (a)	6,262	1,938
Advanced Micro Devices, Inc. (a)	14,004	548
Akamai Technologies, Inc. (a)	1,627	142
Amphenol Corp., Class A	3,766	391
Analog Devices, Inc.	4,322	488
ANSYS, Inc. (a)	1,058	269
Apple, Inc. (b)	47,909	12,803
Applied Materials, Inc.	11,477	665
Autodesk, Inc. (a)	2,558	463
Automatic Data Processing, Inc.	5,598	956
Broadcom, Inc.	5,135	1,624
Broadridge Financial Solutions, Inc.	1,368	169
Cadence Design Systems, Inc. (a)	3,311	233
CDW Corp.	1,611	218
Cisco Systems, Inc.	44,905	2,034
Citrix Systems, Inc.	1,327	150
Cognizant Technology Solutions Corp., Class A	7,260	465
Corning, Inc.	9,936	289
DXC Technology Co.	3,443	129
F5 Networks, Inc. (a)	561	82
Fidelity National Information Services, Inc.	8,064	1,114
Fiserv, Inc. (a)	3,938	458
FleetCor Technologies, Inc. (a)	1,102	338
FLIR Systems, Inc.	1,385	74
Fortinet, Inc. (a)	1,647	173
Gartner, Inc. (a)	1,147	184
Global Payments, Inc.	3,409	617
Hewlett Packard Enterprises Co.	14,736	233
HP, Inc.	15,371	309
Intel Corp.	48,424	2,812
International Business Machines Corp.	6,153	827
Intuit, Inc.	2,769	717
IPG Photonics Corp. (a)	456	65
Jack Henry & Associates, Inc.	769	117
Juniper Networks, Inc.	3,064	77
Keysight Technologies, Inc. (a)	2,386	255
KLA Corp.	2,035	333
Lam Research Corp.	1,595	426

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Leidos Holdings, Inc.	1,777	$161
Mastercard, Inc., Class A	9,934	2,904
Maxim Integrated Products, Inc.	2,767	157
Microchip Technology, Inc.	2,607	246
Micron Technology, Inc. (a)	12,129	576
Microsoft Corp. (b)	84,968	12,862
Motorola Solutions, Inc.	2,135	357
NetApp, Inc.	3,113	189
NortonLifeLock, Inc.	7,282	181
Nvidia Corp.	7,855	1,702
Oracle Corp.	26,866	1,508
Paychex, Inc.	4,092	352
PayPal Holdings, Inc. (a)	15,178	1,639
Qorvo, Inc. (a)	1,188	124
QUALCOMM, Inc.	15,682	1,310
Salesforce.com, Inc. (a)	11,313	1,843
Seagate Technology PLC	2,733	163
ServiceNow, Inc. (b)	2,007	568
Skyworks Solutions, Inc.	2,215	218
Synopsys, Inc. (a)	1,398	197
TE Connectivity Ltd.	3,470	322
Texas Instruments, Inc.	9,684	1,164
The Western Union Co.	4,287	115
VeriSign, Inc. (a)	1,070	204
Visa, Inc., Class A	19,218	3,547
Western Digital Corp.	3,599	181
Xerox Holdings Corp.	1,978	77
Xilinx, Inc.	2,527	234
		67,704
Materials (1.5%):
Air Products & Chemicals, Inc.	2,643	625
Albemarle Corp.	1,394	91
Amcor PLC	20,955	215
Avery Dennison Corp.	1,065	139
Ball Corp.	3,726	246
Celanese Corp., Series A	1,596	200
CF Industries Holdings, Inc.	2,306	107
Corteva, Inc.	4,452	116
Dow, Inc.	7,495	400
DuPont de Nemours, Inc.	9,799	635
Eastman Chemical Co.	1,632	128
Ecolab, Inc.	2,532	473
FMC Corp.	1,542	151
Freeport-McMoRan, Inc.	16,950	193
International Flavors & Fragrances, Inc. (c)	1,366	193
International Paper Co.	4,862	225
Linde PLC	5,948	1,226
LyondellBasell Industries NV, Class A	3,284	304
Martin Marietta Materials, Inc.	772	207
Newmont Goldcorp Corp.	8,551	328

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nucor Corp.	2,663	$150
Packaging Corp. of America	1,161	130
PPG Industries, Inc.	3,023	389
Sealed Air Corp.	1,340	51
The Sherwin-Williams Co.	964	562
Vulcan Materials Co.	1,496	212
Westrock Co.	3,274	132
		7,828
Real Estate (1.3%):
Alexandria Real Estate Equities, Inc.	1,101	179
American Tower Corp.	4,297	920
Apartment Investment & Management Co.	1,818	98
AvalonBay Communities, Inc.	1,564	335
Boston Properties, Inc.	1,478	205
CBRE Group, Inc., Class A (a)	3,942	225
Crown Castle International Corp.	5,001	668
Digital Realty Trust, Inc.	2,408	291
Duke Realty Investments, Inc.	3,869	136
Equinix, Inc.	1,002	568
Equity Residential	4,165	354
Essex Property Trust, Inc.	612	191
Extra Space Storage, Inc.	1,147	122
Federal Realty Investment Trust	945	125
Healthpeak Properties, Inc.	5,381	188
Host Hotels & Resorts, Inc.	8,538	149
Iron Mountain, Inc.	3,774	121
Kimco Realty Corp.	4,841	105
Mid-America Apartment Communities, Inc.	1,273	173
Prologis, Inc.	7,055	646
Public Storage	1,339	282
Realty Income Corp.	3,181	244
Regency Centers Corp.	1,543	100
SBA Communications Corp.	1,391	329
Simon Property Group, Inc.	2,004	303
SL Green Realty Corp.	1,063	91
The Macerich Co.	1,448	39
UDR, Inc.	2,624	126
Ventas, Inc.	3,290	192
Vornado Realty Trust	2,188	141
Welltower, Inc.	4,975	421
Weyerhaeuser Co.	9,150	270
		8,337
Utilities (1.5%):
AES Corp.	8,366	158
Alliant Energy Corp.	2,301	122
Ameren Corp.	2,468	183
American Electric Power Co., Inc.	6,492	593
American Water Works Co., Inc.	1,992	241
Atmos Energy Corp.	1,369	146

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
CenterPoint Energy, Inc.	2,918	$72
CMS Energy Corp.	3,064	188
Consolidated Edison, Inc.	3,864	336
Dominion Energy, Inc.	10,603	880
DTE Energy Co.	2,031	254
Duke Energy Corp.	7,096	626
Edison International	4,707	325
Entergy Corp.	1,967	229
Evergy, Inc.	3,068	194
Eversource Energy	3,443	285
Exelon Corp.	9,621	427
FirstEnergy Corp.	6,966	332
NextEra Energy, Inc.	5,140	1,203
NiSource, Inc.	4,111	109
NRG Energy, Inc.	2,789	111
Pinnacle West Capital Corp.	1,308	114
PPL Corp.	8,675	295
Public Service Enterprise Group, Inc.	4,781	284
Sempra Energy	3,297	485
The Southern Co.	12,049	747
WEC Energy Group, Inc.	2,943	261
Xcel Energy, Inc.	5,211	320
		9,520
Total Common Stocks (Cost $147,166)		298,227
Rights (0.0%) (f)
Communication Services (0.0%): (f)
DISH Network Corp. Expires 12/10/19 @ $33.52	145	—	(d)
Total Rights (Cost $—)		—
Municipal Bonds (51.2%)
Alabama (0.2%):
Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	$1,000	1,389
Arizona (1.3%):
Arizona Industrial Development Authority Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,148
Industrial Development Authority Revenue 5.00%, 7/1/46, Continuously Callable @100	1,300	1,418
5.00%, 6/15/47, Continuously Callable @100 (g)	1,000	1,025
Maricopa County Industrial Development Authority Revenue Series A, 5.00%, 9/1/42, Continuously Callable @100	500	599
Series A, 5.00%, 7/1/49, Continuously Callable @100 (h)	1,000	1,187
Series A, 5.00%, 7/1/54, Continuously Callable @100 (h)	1,275	1,499
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,118
		7,994

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California (3.0%):
California Statewide Communities Development Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Continuously Callable @100	$1,000	$1,148
Deutsche Bank Spears/Lifers Trust Revenue, Series DBE-8038, 1.45%, 12/1/52, Callable 12/1/20 @ 100 (g) (j)	5,000	5,000
Jurupa Public Financing Authority, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,350
Monterey Peninsula Unified School District, GO(INS — Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	2,000	2,149
State of California, GO 5.00%, 2/1/43, Continuously Callable @100	1,000	1,104
5.00%, 8/1/45, Continuously Callable @100	1,000	1,171
Sutter Butte Flood Agency(INS — Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,154
Twin Rivers Unified School District, GO(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Continuously Callable @100	1,500	1,696
Val Verde Unified School District, GO(INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	1,000	1,165
West Contra Costa Unified School District, GO(INS — National Public Finance Guarantee Corp.), 8/1/34 (zero coupon)	4,435	3,057
		18,994
Colorado (1.8%):
Colorado Educational & Cultural Facilities Authority Revenue 5.00%, 12/1/38, Continuously Callable @100	1,000	1,210
5.00%, 4/1/48, Continuously Callable @100	710	820
Colorado Health Facilities Authority Revenue 5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	1,000	1,095
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,200
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,130
Denver Health & Hospital Authority, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,205
Park Creek Metropolitan District Revenue 5.00%, 12/1/41, Continuously Callable @100	250	286
5.00%, 12/1/45, Continuously Callable @100	1,000	1,119
Rampart Range Metropolitan District No. 1 Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,195
Regional Transportation District, Series A, 5.38%, 6/1/31, Continuously Callable @100	2,000	2,040
		12,300
Connecticut (0.4%):
Mashantucket Western Pequot Tribe Revenue, 2.05%, 7/1/31PIK (i) (m)	4,815	172
State of Connecticut, GO Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,852
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,211
		3,235

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
District of Columbia (0.2%):
Deutsche Bank Spears/Lifers Trust Revenue(LIQ — Deutsche Bank A.G.), 5.00%, 7/1/42, Continuously Callable @100	$1,100	$1,182
Florida (2.4%):
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/48, Continuously Callable @103	1,000	1,129
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,099
County of Miami-Dade Water & Sewer System Revenue, 5.00%, 10/1/34, Pre-refunded 10/1/20 @ 100	1,300	1,341
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,115
Lee County Industrial Development Authority Revenue 5.00%, 11/1/25, Continuously Callable @100	2,000	2,069
5.50%, 10/1/47, Continuously Callable @102	645	694
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,731
Palm Beach County Health Facilities Authority Revenue, 5.00%, 11/15/45, Continuously Callable @103	1,000	1,145
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	786
Southeast Overtown Park West Community Redevelopment Agency, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (g)	1,000	1,118
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Continuously Callable @100	1,505	1,634
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Continuously Callable @100	1,000	1,127
		14,988
Georgia (0.6%):
Appling County Development Authority Revenue, 1.27%, 9/1/41, Continuously Callable @100 (j)	2,500	2,500
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,140
		3,640
Guam (0.3%):
Antonio B Won Pat International Airport Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Continuously Callable @100	750	860
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Continuously Callable @100	1,000	1,102
		1,962
Illinois (4.5%):
Bureau County Township High School District No. 502, GO(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,181
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,155
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,181

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chicago O'Hare International Airport Revenue(INS — Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	$1,000	$1,108
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/44, Continuously Callable @100	1,000	1,086
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,129
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,109
Cook County Community College District No. 508, GO(INS — Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,153
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,166
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,095
Illinois Finance Authority Revenue 3.90%, 3/1/30, Continuously Callable @100	1,000	1,091
5.00%, 5/15/37, Continuously Callable @100	1,000	1,112
5.00%, 5/15/40, Continuously Callable @100	1,275	1,357
4.00%, 2/15/41, Continuously Callable @100	1,000	1,089
5.00%, 8/15/44, Continuously Callable @100	1,000	1,107
5.00%, 10/1/44, Continuously Callable @100	1,000	1,205
5.00%, 5/15/45, Continuously Callable @100	1,000	1,084
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	2,000	2,128
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,089
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,063
Sangamon County Water Reclamation District, GO Series A, 4.00%, 1/1/49, Continuously Callable @100	1,000	1,071
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,464
		26,223
Indiana (1.0%):
Ball State University Revenue, Series P, 5.00%, 7/1/30, Pre-refunded 7/1/20 @ 100	500	511
Evansville Redevelopment Authority Revenue(INS — Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,085
Indiana Finance Authority Revenue 5.00%, 2/1/40, Continuously Callable @100	1,000	1,115
5.00%, 10/1/44, Continuously Callable @100	1,000	1,074
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,659
		5,444
Kansas (1.0%):
City of Coffeyville Electric System Revenue(INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Continuously Callable @100 (g)	1,000	1,125
City of Lawrence Revenue, 5.00%, 7/1/43, Continuously Callable @100	1,500	1,772
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,021

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Wyandotte County-Kansas City Unified Government Utility System Revenue Series A, 5.00%, 9/1/44, Continuously Callable @100	$1,250	$1,416
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,154
		6,488
Kentucky (0.6%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,113
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	1,036
Kentucky Economic Development Finance Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	1,000	1,162
		3,311
Louisiana (2.9%):
City of Shreveport Water & Sewer Revenue, Series B, 4.00%, 12/1/44, Continuously Callable @100	500	552
City of Shreveport Water & Sewer Revenue(INS — Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,136
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,143
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,685
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue(INS — Assured Guaranty Municipal Corp.) 5.00%, 10/1/39, Continuously Callable @100	1,000	1,174
5.00%, 10/1/43, Continuously Callable @100	1,000	1,183
4.00%, 10/1/46, Continuously Callable @100	1,000	1,076
Louisiana Public Facilities Authority Revenue 5.00%, 11/1/45, Continuously Callable @100	1,000	1,105
5.00%, 7/1/52, Continuously Callable @100	1,000	1,156
4.00%, 1/1/56, Continuously Callable @100	1,000	1,056
Louisiana Public Facilities Authority Revenue(INS — Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	1,000	1,152
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100 (h)	1,400	1,561
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,796
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,101
		16,876
Maine (0.2%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	1,047
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue 5.00%, 4/15/40, Continuously Callable @100	1,000	1,083
5.25%, 11/15/41, Continuously Callable @100	1,000	1,108
5.00%, 7/1/46, Continuously Callable @100	1,000	1,145
5.00%, 10/1/57, Continuously Callable @105 (g)	1,000	1,092
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,187
See notes to financial statements.

18

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.50%, 7/1/44, Continuously Callable @100	$1,000	$1,090
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,875
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,120
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,092
		10,792
Michigan (1.4%):
City of Wyandotte Electric System Revenue(INS — Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,139
Detroit Downtown Development Authority(INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,928
Jackson Public Schools, GO(NBGA — Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,203
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,169
Lincoln Consolidated School District, GO(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,461
Livonia Public Schools, GO(INS — Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,171
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,141
		9,212
Minnesota (0.4%):
Housing & Redevelopment Authority Revenue 5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,214
5.00%, 11/15/47, Continuously Callable @100	1,000	1,187
		2,401
Missouri (0.7%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.00%, 2/1/48, Continuously Callable @100	1,500	1,576
Health & Educational Facilities Authority Revenue 5.00%, 8/1/45, Continuously Callable @100	1,270	1,382
4.00%, 2/15/49, Continuously Callable @100	250	273
St. Louis Municipal Finance Corp. Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	1,000	1,191
		4,422
Nebraska (0.2%):
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,143
Nevada (0.8%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,156
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,684
Las Vegas Redevelopment Agency, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,684
		4,524

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (2.5%):
New Jersey Economic Development Authority Revenue 5.00%, 6/15/29, Continuously Callable @100	$1,000	$1,077
5.00%, 6/15/42, Continuously Callable @100	2,000	2,237
5.00%, 6/15/43, Continuously Callable @100	1,000	1,137
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,062
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,120
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,137
New Jersey Economic Development Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	589
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,121
New Jersey Health Care Facilities Financing Authorty Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,142
New Jersey Transportation Trust Fund Authority Revenue Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,156
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,082
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,395
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	582
		14,837
New Mexico (0.4%):
City of Farmington Revenue, 5.90%, 6/1/40, Continuously Callable @100	1,000	1,018
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,000	1,111
		2,129
New York (1.3%):
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,102
New York City Trust for Cultural Resources Revenue, Series A, 5.00%, 12/1/39, Continuously Callable @100	2,000	2,000
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	630	858
5.50%, 10/1/37	1,500	2,137
2.80%, 9/15/69, Continuously Callable @100	1,000	1,007
New York State Dormitory Authority Revenue(INS — AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,725
		8,829
North Carolina (0.5%):
North Carolina Medical Care Commission Revenue 5.00%, 10/1/35, Continuously Callable @100	1,000	1,155
5.00%, 1/1/49, Continuously Callable @104	1,500	1,677
		2,832
North Dakota (0.2%):
County of Ward Revenue, Series C, 5.00%, 6/1/48, Continuously Callable @100	1,000	1,126

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ohio (0.2%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	$735	$786
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	789
		1,575
Oklahoma (0.9%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,375
Muskogee Industrial Trust Revenue, Series A, 1.23%, 1/1/25, Callable 1/1/20 @ 100 (j)	2,480	2,480
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	1,192
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	857
		5,904
Oregon (0.2%):
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/43, Continuously Callable @102	1,250	1,443
Pennsylvania (5.3%):
Allegheny County Hospital Development Authority Revenue 4.00%, 7/15/39, Continuously Callable @100	1,185	1,316
5.00%, 4/1/47, Continuously Callable @100	1,000	1,165
Altoona Area School District, GO(INS — Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	1,000	1,138
Berks County Industrial Development Authority Revenue 5.00%, 5/15/43, Continuously Callable @102	350	390
5.00%, 11/1/50, Continuously Callable @100	1,500	1,707
Bucks County Industrial Development Authority Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,073
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,259
Canon Mcmillan School District, GO, 4.00%, 6/1/48, Continuously Callable @100	1,500	1,627
Chester County Industrial Development Authority Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,086
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,209
Commonwealth of Pennsylvania, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,185
County of Lehigh Pennsylvania Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,084
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,773
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,131
Montgomery County Industrial Development Authority Revenue, 5.25%, 1/15/45, Continuously Callable @100	1,000	1,117

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Northampton County General Purpose Authority Revenue 4.00%, 8/15/40, Continuously Callable @100	$1,000	$1,071
5.00%, 8/15/43, Continuously Callable @100	1,000	1,179
Pennsylvania Turnpike Commission Revenue Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,142
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,190
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,205
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,146
Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,197
Reading School District, GO(INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,771
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,164
Wilkes-Barre Area School District, GO(INS — Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,666
		30,991
Puerto Rico (0.2%):
Commonwealth of Puerto Rico, GO(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	1,000	1,041
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,164
		1,204
South Carolina (0.3%):
Piedmont Municipal Power Agency Revenue(INS — Assured Guaranty Municipal Corp.), Series D, 5.75%, 1/1/34, Continuously Callable @100	2,000	2,131
Tennessee (0.7%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,778
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue 5.00%, 10/1/45, Continuously Callable @100	1,000	1,142
5.00%, 7/1/46, Continuously Callable @100	1,000	1,156
5.00%, 10/1/48, Continuously Callable @100	500	574
		4,650
Texas (8.8%):
Arlington Higher Education Finance Corp. Revenue, 4.00%, 8/15/44, Continuously Callable @100 (h)	2,165	2,414
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,380	1,567
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,124
Central Texas Regional Mobility Authority Revenue 4.00%, 1/1/41, Continuously Callable @100	1,000	1,062
Series A, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,139

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	$1,000	$1,130
City of Arlington(INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,191
City of Houston Hotel Occupancy Tax & Special Revenue 5.00%, 9/1/39, Continuously Callable @100	1,000	1,133
5.00%, 9/1/40, Continuously Callable @100	1,000	1,134
City of Irving Texas Rvenue, 5.00%, 8/15/43, Continuously Callable @100 (h)	1,000	1,180
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,089
City of Lewisville(INS — ACA Insurance), 5.80%, 9/1/25 (b)	3,920	4,181
Clifton Higher Education Finance Corp. Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,124
Clifton Higher Education Finance Corp. Revenue(NBGA — Texas Permanent School Fund), 5.00%, 8/15/39, Continuously Callable @100	1,000	1,144
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,664
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	1,065
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,081
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,074
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,059
Mesquite Health Facilities Development Corp. Revenue, 5.00%, 2/15/35, Continuously Callable @100	1,000	994
New Hope Cultural Education Facilities Finance Corp. Revenue Series A, 5.00%, 4/1/47, Continuously Callable @100	1,600	1,704
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	938
New Hope Cultural Education Facilities Finance Corp. Revenue(INS — Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	263
North Texas Tollway Authority Revenue Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,706
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,137
Port of Port Arthur Navigation District Revenue 1.27%, 11/1/40, Continuously Callable @100 (b) (j)	3,250	3,250
Series C, 1.27%, 4/1/40, Continuously Callable @100 (j)	8,600	8,600
Princeton Independent School District, GO(NBGA — Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,217
Prosper Independent School District, GO, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,206
Tarrant County Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/46, Continuously Callable @100	1,000	1,134
Series A, 5.00%, 11/15/45, Continuously Callable @100	1,000	1,015
Series B, 5.00%, 11/15/36, Continuously Callable @100	1,000	1,043
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,786
		52,548

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Virginia (0.8%):
Alexandria Industrial Development Authority Revenue, 5.00%, 10/1/50, Continuously Callable @100	$1,000	$1,104
Deutsche Bank Spears/Lifers Trust Revenue(LIQ — Deutsche Bank A.G.), Series DBE-8039, 1.45%, 1/1/57, Callable 1/1/23 @ 100 (g) (j)	3,570	3,570
		4,674
Washington (1.2%):
Washington Health Care Facilities Authority Revenue 5.00%, 2/1/21, Continuously Callable @100(LIQ — JP Morgan Chase & Co.) (g) (j)	3,700	3,700
4.00%, 7/1/42, Continuously Callable @100	1,000	1,093
5.00%, 1/1/47, Continuously Callable @100	1,000	1,155
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/38, Continuously Callable @102 (g)	1,000	1,135
		7,083
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,618
Wisconsin (1.3%):
Public Finance Authority Revenue 5.00%, 7/1/38, Continuously Callable @100	1,000	1,182
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,696
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,620
Public Finance Authority Revenue(INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	702
Wisconsin Health & Educational Facilities Authority Revenue 5.25%, 4/15/35, Pre-refunded 4/15/23 @ 100	1,000	1,134
5.00%, 9/15/45, Continuously Callable @100	1,000	1,047
		7,381
Wyoming (0.2%):
County of Laramie Revenue, 5.00%, 5/1/37, Continuously Callable @100	1,250	1,307
Total Municipal Bonds (Cost $296,704)		310,870
U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills, 1.47%, 1/9/20 (k) (b)	325	324
Total U.S. Treasury Obligations (Cost $324)		324
Collateral for Securities Loaned^ (0.0%) (f)
HSBC US Government Money Market Fund, I Shares, 1.58% (l)	66,568	67
Total Collateral for Securities Loaned (Cost $67)		67
Total Investments (Cost $444,261) — 100.4%		609,488
Liabilities in excess of other assets — (0.4)%		(2,336)
NET ASSETS — 100.00%		$607,152

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(b)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)  All or a portion of this security is on loan.

(d)  Rounds to less than $1.

(e)  Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub-adviser of the Fund.

(f)  Amount represents less than 0.05% of net assets.

(g)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $17,765 (thousands) and amounted to 2.9% of net assets.

(h)  Security purchased on a when-issued basis.

(i)  The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2019, illiquid securities were less than 0.05% of the Fund's net assets.

(j)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)  Rate represents the effective yield at November 30, 2019.

(l)  Rate disclosed is the daily yield on November 30, 2019.

(m)  All of the coupon is paid in kind.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

LLC — Limited Liability Company

PIK — Paid in Kind

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Future	4	12/20/19	$583,622	$628,740	$45,118
	Total unrealized appreciation				$45,118
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$45,118

See notes to financial statements.

26

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth and Tax Strategy Fund
Assets:
Investments, at value (Cost $444,261)	$609,488	(a)
Cash and cash equivalents	7,389
Receivables:
Interest and dividends	4,213
Capital shares issued	581
Investments sold	4,558
Variation margin on open futures contracts	20
Prepaid expenses	14
Total assets	626,263
Liabilities:
Payables:
Collateral received on loaned securities	67
Investments purchased	18,387
Capital shares redeemed	324
Variation margin on open futures contracts	31
Accrued expenses and other payables:
Investment advisory fees	147
Administration fees	74
Custody fees	18
Transfer agent fees	9
Compliance fees	—	(b)
Other accrued expenses	54
Total liabilities	19,111
Net Assets:
Capital	445,589
Total distributable earnings/(loss)	161,563
Net assets	$607,152
Shares (unlimited number of shares authorized with no par value):	28,062
Net asset value, offering and redemption price per share: (c)	$21.64

(a)  Includes $65 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

27

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

	USAA Growth and Tax Strategy Fund
Investment Income:
Dividends	$2,725
Interest	5,252
Securities lending (net of fees)	—	(a)
Total income	7,977
Expenses:
Investment advisory fees	851
Administration fees	425
Custodian fees	25
Transfer agent fees	179
Trustees' fees	20
Compliance fees	1
Legal and audit fees	50
State registration and filing fees	19
Sub-Administration fees	16
Other expenses	36
Total expenses	1,622
Net Investment Income (Loss)	6,355
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(2,461)
Net realized gains (losses) from futures contracts	352
Net change in unrealized appreciation/depreciation on investment securities	40,410
Net change in unrealized appreciation/depreciation on futures contracts	232
Net realized/unrealized gains (losses) on investments	38,533
Change in net assets resulting from operations	$44,888

(a)  Rounds to less than $1.

See notes to financial statements.

28

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth and Tax Strategy Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$6,355	$12,004
Net realized gains (losses) from investments	(2,109)	(3,046)
Net change in unrealized appreciation (depreciation) on investments	40,642	13,921
Change in net assets resulting from operations	44,888	22,879
Change in net assets resulting from distributions to shareholders	(5,935)	(12,847)
Change in net assets resulting from capital transactions	41,879	56,606
Change in net assets	80,832	66,638
Net Assets:
Beginning of period	526,320	459,682
End of period	$607,152	$526,320
Capital Transactions:
Proceeds from shares issued	$81,999	$135,329
Distributions reinvested	5,445	11,981
Cost of shares redeemed	(45,565)	(90,704)
Change in net assets resulting from capital transactions	$41,879	$56,606
Share Transactions:
Issued	3,899	6,806
Reinvested	261	610
Redeemed	(2,175)	(4,593)
Change in Shares	1,985	2,823

See notes to financial statements.

29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth and Tax Strategy Fund
Six Months Ended November 30, 2019 (unaudited)	$20.18	0.24	(c)	1.44	1.68	(0.22)	—
Year Ended May 31, 2019	$19.77	0.47		0.47	0.94	(0.48)	(0.05)
Year Ended May 31, 2018	$18.76	0.44		1.01	1.45	(0.44)	—
Year Ended May 31, 2017	$17.79	0.42		0.96	1.38	(0.41)	—
Year Ended May 31, 2016	$17.48	0.43		0.35	0.78	(0.47)	—
Year Ended May 31, 2015	$16.86	0.44		0.59	1.03	(0.41)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Growth and Tax Strategy Fund
Six Months Ended November 30, 2019 (unaudited)	(0.22)	$21.64	8.34%	0.57%	2.24%	0.57%	$607,152	9%
Year Ended May 31, 2019	(0.53)	$20.18	4.83%	0.60%	2.44%	0.60%	$526,320	7%
Year Ended May 31, 2018	0.44	$19.77	7.81%	0.68%	2.32%	0.68%	$459,682	10%
Year Ended May 31, 2017	(0.41)	$18.76	7.88%	0.84%	2.33%	0.84%	$391,020	4%
Year Ended May 31, 2016	(0.47)	$17.79	4.60%	0.87%	2.53%	0.87%	$327,334	10%
Year Ended May 31, 2015	(0.41)	$17.48	6.16%	0.85%	2.63%	0.85%	$283,181	9%

See notes to financial statements.

31

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth and Tax Strategy Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1		Level 2	Level 3	Total
Common Stocks	$298,227		$—	$—	$298,227
Rights	—	(a)	—	—	—
Municipal Bonds	—		310,870	—	310,870
U.S. Treasury Obligations	—		324	—	324
Collateral for Securities Loaned	67		—	—	67
Total	$298,294		$311,194	$—	$609,488
Other Financial Investments^:	—		—	—	—

Assets:

Futures Contracts	45	—	—	45
Total	$45	$—	$—	$45

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

(a)  Amount is less than $1.

Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real

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estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

As of November 30, 2019, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2019 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:	$45	$—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended November 30, 2019 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$352	$232

All open derivative positions at year end are reflected in the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$65	$—	$67

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses): (amounts in thousands)

Purchases	Sales	Net Realized Gains (Losses)
$2,400	$800	$—

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$104,609	$52,274

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund's average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $719 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.30% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

Prior to the Transaction on July 1, 2019, the performance adjustment was calculated monthly by comparing the Fund's performance to that of the Composite Index which is comprised of 51% of the Lipper General Municipal Bond Funds Index, which measures the total return performance of the largest funds tracked by Lipper that invest at least 65% of their assets in municipal debt issues in the top four credit categories, and 49% of the Lipper Large-Cap Core Funds Index, which measures the total return performance of the funds tracked by Lipper that by portfolio practice invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index.

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The performance period consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the Fund are calculated over a rolling 36-month period.

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, the Fund pays a positive performance fee adjustment for a performance period whenever the Fund outperforms the Composite Index over that period, even if the Fund has overall negative returns during the performance period.

For the period June 1, 2019 through June 30, 2019, there were no performance adjustments for the Fund. Base fees incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $132 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, VCM entered into a Subadvisory Agreement with Northern Trust Investments, Inc. ("NTI") under which NTI directs the investment and reinvestment of the Fund's assets invested in blue chip stocks (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Prior to July 1, 2019, AMCO, entered into an Investment Subadvisory Agreement with NTI, under which NTI directed the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by AMCO). This arrangement provided for monthly fees that were paid by AMCO. AMCO (not the Fund) paid the subadviser fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets. Amounts incurred from July 1, 2019 through November 30, 2019 are $359 thousand and are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets. Amounts incurred from June 1, 2019 through June 30, 2019 were $66 thousand and are presented on the Statement of Operations as Administration fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $150 thousand. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $29 thousand. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 0.61%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, there are no amounts available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of 1.10% of average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund did not incur reimbursements. These amounts would have been reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

As a mutual fund that has the ability to invest in bonds, the Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain (or loss).

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $1 thousand.

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2019 were as follows:

Amount Outstanding at November 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
$—	$1,400	5	3.31%	$1,400

*  For the year ended November 30, 2019, based on the number of days borrowings were outstanding.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through November 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

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Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Tax-Exempt Income	Total Long-Term Capital Gains	Distributions Paid
$3,664	$8,201	$982	$12,847

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$1,361	$756	$(4,217)	$124,841	$122,741

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, non-REIT return of capital dividend, and REIT return of capital dividend adjustments.

At May 31, 2019, the Fund had no capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended May 31, 2019, the Fund deferred to June 1, 2019, post October capital losses of $4,217,000.

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USAA Mutual Funds Trust	Supplemental Information November 30, 2019

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Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,083.40	$1,022.15	$2.97	$2.88	0.57%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

43

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

27801-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA International Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	34
Notes to Financial Statements	40
Supplemental Information	51
Expense Examples	51
Proxy Voting and Portfolio Holdings Information	51
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

USAA Mutual Funds Trust USAA International Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation.

Top 10 Industries

11/30/19

(% of Net Assets)

Banks	9.9%
Oil, Gas & Consumable Fuels	6.3%
Pharmaceuticals	6.2%
Insurance	5.3%
Metals & Mining	4.0%
Capital Markets	3.7%
Machinery	3.7%
Diversified Telecommunication Services	3.2%
Automobiles	3.1%
Professional Services	3.0%

The Schedule of Portfolio Investments uses the Global Industry Classification Standard (GICS), which may differ from the Fund's compliance classification.

Top 10 Equity Holdings*

11/30/19

(% of Net Assets)

Nestle SA	2.0%
Roche Holding AG	1.8%
Toyota Motor Corp.	1.7%
Novartis AG	1.5%
Total SA	1.4%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
Enel SpA	1.3%
SAP SE	1.1%
Atlas Copco AB	1.1%
Allianz SE	1.0%

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA International Fund (continued)	November 30, 2019

  (Unaudited)

Country Allocation:

11/30/19

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Argentina (0.1%):
Energy (0.1%):
YPF SA, ADR	209,798	$2,016
		2,016
Australia (5.0%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	111,726	2,565
Baby Bunting Group Ltd.	392,652	887
IDP Education Ltd.	75,761	930
JB Hi-Fi Ltd. (a)	112,873	2,860
Jumbo Interactive Ltd.	35,302	491
Lovisa Holdings Ltd.	35,739	293
Super Retail Group Ltd.	185,205	1,256
		9,282
Energy (0.3%):
Beach Energy Ltd.	4,525,268	7,336
Karoon Energy Ltd. (b)	830,875	626
Santos Ltd.	752,750	4,148
Whitehaven Coal Ltd.	311,147	662
		12,772
Financials (0.9%):
Australia & New Zealand Banking Group Ltd.	118,054	1,982
Macquarie Group Ltd.	323,952	30,263
		32,245
Health Care (1.0%):
Clinuvel Pharmaceuticals Ltd. (a)	54,956	1,046
CSL Ltd.	159,848	30,665
Healius Ltd.	245,903	511
Pro Medicus Ltd.	144,334	2,413
Regis Healthcare Ltd.	163,521	329
		34,964
Industrials (0.1%):
Austal Limited	604,986	1,720
Nrw Holdings Ltd.	279,072	564
Qantas Airways Ltd.	491,796	2,432
		4,716
Information Technology (0.2%):
Appen Ltd.	133,128	2,206
Bravura Solutions Ltd.	196,713	659
Dicker Data Ltd.	341,645	1,485
EML Payments Ltd. (b)	572,510	1,832
		6,182

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (1.3%):
BHP Billiton Ltd. (a)	1,157,674	$29,842
Independence Group NL	286,310	1,132
Jupiter Mines Ltd.	3,694,104	624
Perenti Global Ltd.	773,709	1,018
Perseus Mining Ltd. (b)	600,427	354
Red 5 Ltd. (b)	3,726,352	706
Regis Resources Ltd.	219,014	704
Rio Tinto Ltd.	140,959	9,239
Saracen Mineral Holdings Ltd. (b)	1,081,942	2,254
		45,873
Real Estate (0.9%):
Centuria Metropolitan REIT	846,441	1,810
Cromwell Property Group	4,248,254	3,520
Ingenia Communities Group	356,407	1,132
Lendlease Group	162,228	2,125
Mirvac Group	1,283,643	2,922
National Storage REIT	1,141,120	1,490
Scentre Group	7,152,110	19,033
		32,032
		178,066
Austria (0.5%):
Communication Services (0.0%): (c)
Telekom Austria AG	85,966	691
Financials (0.2%):
BAWAG Group AG (d)	60,381	2,422
Erste Group Bank AG	68,394	2,447
Raiffeisen Bank International AG	90,313	2,118
Vienna Insurance Group AG Wiener Versicherung Gruppe	48,781	1,348
		8,335
Industrials (0.0%): (c)
PORR AG (a)	27,749	512
Information Technology (0.1%):
ams AG (b)	47,924	2,313
Materials (0.1%): (c)
RHI Magnesita NV	30,597	1,503
Real Estate (0.1%):
IMMOFINANZ AG (a)	103,174	2,790
S IMMO AG	49,366	1,239
		4,029
Utilities (0.0%): (c)
EVN AG	65,621	1,192
		18,575
Belgium (0.8%):
Consumer Staples (0.0%): (c)
Ontex Group NV	19,250	366

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.3%):
Ackermans & Van Haaren NV	24,384	$3,666
Ageas	102,929	6,175
KBC Group NV	34,371	2,502
		12,343
Information Technology (0.3%):
Melexis NV (a)	121,265	8,840
Materials (0.1%): (c)
Solvay SA, Class A	14,958	1,714
Real Estate (0.1%):
Aedifica SA	18,504	2,263
Befimmo SA	24,462	1,576
Intervest Offices & Warehouses NV	12,012	360
		4,199
		27,462
Brazil (0.3%):
Communication Services (0.1%):
TIM Participacoes SA	742,100	2,374
Financials (0.2%):
Banco Santander Brasil SA	545,000	5,678
Materials (0.0%):
Vale SA (b)	159,500	1,883
		9,935
Canada (1.7%):
Consumer Discretionary (0.1%):
BRP, Inc.	60,236	2,949
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., Class B	86,685	2,837
Energy (0.5%):
ARC Resources Ltd. (a)	193,245	969
Cameco Corp. (a)	136,040	1,239
Encana Corp.	1,511,334	5,929
Parex Resources, Inc. (b)	270,813	4,007
Suncor Energy, Inc.	88,463	2,760
Tourmaline Oil Corp.	103,880	967
		15,871
Financials (0.5%):
Bank of Montreal	43,047	3,313
Canadian Imperial Bank of Commerce	57,462	4,996
iA Financial Corp., Inc.	58,773	3,009
Sun Life Financial, Inc. (a)	93,498	4,267
The Bank of Nova Scotia	49,563	2,797
		18,382
Industrials (0.1%):
Air Canada (b)	115,416	4,349

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.4%):
Barrick Gold Corp.	396,292	$6,618
Kinross Gold Corp. (b)	736,593	3,189
Kirkland Lake Gold Ltd.	85,698	3,600
Teck Resources Ltd., Class B	126,473	1,981
		15,388
		59,776
China (2.7%):
Communication Services (1.0%):
China Telecom Corp. Ltd., Class H	12,418,747	4,700
Huya, Inc., ADR (a) (b)	96,758	2,042
Leyou Technologies Holdings Ltd. (b)	2,260,000	722
NetEase, Inc., ADR	8,326	2,625
Tencent Holdings Ltd.	590,200	24,904
		34,993
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd., ADR (b)	61,909	12,382
ANTA Sports Products Ltd.	419,000	3,940
Dongfeng Motor Group Co. Ltd., Class H	6,408,056	6,155
		22,477
Financials (0.7%):
Bank of China Ltd.	6,965,000	2,793
China Merchants Bank Co. Ltd., Class H	3,378,000	15,962
Industrial & Commercial Bank of China Ltd., Class H	6,904,000	4,921
Ping An Insurance Group Co. of China Ltd.	205,000	2,328
		26,004
Health Care (0.1%):
Sinopharm Group Co. Ltd., Class H	604,000	1,995
Industrials (0.0%): (c)
Yangzijiang Shipbuilding Holdings Ltd.	1,094,900	825
Materials (0.2%):
Anhui Conch Cement Co. Ltd., Class H	823,000	5,265
Real Estate (0.1%):
Country Garden Holdings Co. Ltd.	2,010,000	2,803
		94,362
Denmark (1.3%):
Consumer Staples (0.8%):
Carlsberg A/S, Class B	23,907	3,440
Royal Unibrew A/S	261,248	23,517
		26,957
Energy (0.0%): (c)
The Drilling Co. of 1972 (b)	7,399	448

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Bavarian Nordic A/S (b)	14,145	$358
Novo Nordisk A/S, Class B	51,998	2,923
Veloxis Pharmaceuticals A/S (a) (b)	628,121	556
		3,837
Industrials (0.2%):
A.P. Moeller-Maersk A/S, Class B	5,326	7,445
Per Aarsleff Holding A/S	21,182	662
		8,107
Information Technology (0.1%):
Simcorp A/S	45,072	4,826
Utilities (0.1%):
Orsted A/S (d)	36,338	3,349
		47,524
Faroe Islands (0.1%):
Consumer Staples (0.1%):
Bakkafrost P/F	34,345	2,303
Finland (0.4%):
Consumer Discretionary (0.0%): (c)
Tokmanni Group Corp.	59,858	799
Industrials (0.1%):
Metso Oyj	59,567	2,284
Information Technology (0.1%):
Nokia Oyj	1,032,385	3,653
Materials (0.2%):
Huhtamaki OYJ	66,795	2,932
Kemira Oyj	221,781	3,465
		6,397
		13,133
France (8.7%):
Communication Services (0.2%):
Lagardere SCA	121,056	2,644
Vivendi SA	119,616	3,284
		5,928
Consumer Discretionary (2.5%):
Compagnie Generale des Etablissements Michelin SCA	108,942	13,064
Faurecia SE	333,863	17,696
Kaufman & Broad SA	9,115	368
Kering SA	6,196	3,731
LVMH Moet Hennessy Louis Vuitton SE	110,886	49,639
Renault SA	99,332	4,753
		89,251

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
L'Oreal SA	12,367	$3,526
Pernod Ricard SA (a)	11,310	2,077
		5,603
Energy (1.5%):
Gaztransport Et Technigaz SA	49,351	4,359
Total SA	963,455	50,533
		54,892
Financials (1.2%):
AXA SA	782,756	21,295
BNP Paribas SA	169,833	9,520
Coface SA	129,695	1,433
Eurazeo SE	36,339	2,476
Societe Generale SA	242,785	7,629
		42,353
Health Care (0.2%):
Korian SA	109,309	4,807
Sanofi	45,594	4,250
		9,057
Industrials (1.1%):
Air France-KLM (b)	165,607	1,948
Airbus SE	20,760	3,050
Alstom SA	44,575	1,944
Compagnie de Saint-Gobain	265,145	10,734
Elis SA	229,207	4,573
Mersen	47,467	1,573
Rexel SA	563,542	6,879
Teleperformance	18,927	4,484
Vinci SA	22,516	2,454
		37,639
Information Technology (0.9%):
Alten SA	19,790	2,285
Capgemini SE	214,147	25,330
Ingenico Group SA	25,207	2,690
SOITEC (b)	15,076	1,595
		31,900
Materials (0.6%):
Arkema SA	222,705	23,077
		23,077
Real Estate (0.1%):
Nexity SA	44,205	2,228
Utilities (0.2%):
Engie SA	362,267	5,730
		307,658

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Germany (6.2%):
Communication Services (0.2%):
CTS Eventim AG & Co. KGAA	117,320	$7,153
Freenet AG	36,143	841
New Work SE	3,153	1,068
		9,062
Consumer Discretionary (0.3%):
Ceconomy AG (b)	306,635	1,472
Daimler AG, Registered Shares	127,183	7,158
Hornbach Holding AG & Co. KgaA	13,187	773
		9,403
Consumer Staples (0.0%): (c)
METRO AG	105,403	1,698
Financials (1.2%):
Allianz SE	154,590	36,970
Hannover Rueck SE	24,423	4,531
Wuestenrot & Wuerttembergische AG	38,663	824
		42,325
Health Care (0.7%):
Bayer AG, Registered Shares	141,902	10,716
Compugroup Medical SE	20,554	1,405
Dermapharm Holding SE	26,892	1,116
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,976	2,129
Evotec SE (a) (b)	84,158	1,863
Fresenius Medical Care AG & Co. KGaA	34,958	2,559
Gerresheimer AG	55,768	4,100
		23,888
Industrials (1.4%):
Amadeus Fire AG	10,889	1,461
Deutsche Lufthansa AG, Registered Shares	206,650	3,919
Hamburger Hafen Und Logistik AG	27,757	749
Kloeckner & Co. SE	214,537	1,360
MTU Aero Engines Holding AG	15,525	4,203
Siemens AG	211,422	27,242
Washtec AG	159,497	9,290
		48,224
Information Technology (1.2%):
Elmos Semiconductor AG	21,472	677
ISRA Vision AG (a)	18,317	782
LPKF Laser & Electronics AG (b)	72,314	1,324
Nemetschek SE	20,450	1,209
SAP SE	295,502	40,142
		44,134
Materials (0.1%):
HeidelbergCement AG	25,152	1,853
Salzgitter AG	38,703	764
		2,617

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.8%):
Alstria Office REIT-AG	118,985	$2,171
DIC Asset AG	176,007	2,939
Leg Immobilien AG	23,246	2,624
Vonovia SE (a)	392,507	20,429
		28,163
Utilities (0.3%):
E.ON SE	645,774	6,757
Encavis AG	216,964	2,073
RWE AG	80,353	2,380
		11,210
		220,724
Hong Kong (2.0%):
Communication Services (0.4%):
China Mobile Ltd.	784,465	5,914
China Unicom Hong Kong Ltd.	7,699,435	6,596
HKBN Ltd. (a)	568,000	1,000
HKT Trust & HKT Ltd.	1,457,000	2,137
		15,647
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd.	313,000	2,050
Melco International Development Ltd.	785,000	1,926
Perfect Shape Medical Ltd.	1,644,000	783
		4,759
Energy (0.1%):
CNOOC Ltd.	1,637,208	2,377
Kunlun Energy Co. Ltd.	2,196,000	1,860
		4,237
Financials (0.5%):
AIA Group Ltd.	1,573,600	15,748
BOC Hong Kong Holdings Ltd.	834,000	2,833
		18,581
Industrials (0.2%):
CK Hutchison Holdings Ltd.	430,500	3,910
Johnson Electric Holdings Ltd.	698,500	1,567
Shun Tak Holdings Ltd.	4,490,000	1,824
		7,301
Real Estate (0.6%):
CK Asset Holdings Ltd.	2,964,000	19,710
K Wah International Holdings Ltd.	1,306,000	716
		20,426
Utilities (0.1%): (c)
China Water Affairs Group Ltd. (a)	1,900,000	1,459
		72,410

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt (e)	75,603	$3,557
India (0.6%):
Communication Services (0.1%):
Zee Entertainment Enterprises Ltd.	685,555	2,801
Energy (0.1%):
Reliance Industries Ltd.	134,269	2,900
Financials (0.2%):
Canara Bank (b)	853,548	2,700
HDFC Bank Ltd.	150,597	2,670
Power Finance Corp. Ltd. (b)	1,261,672	2,012
		7,382
Health Care (0.1%):
Ipca Laboratories Ltd.	165,957	2,642
Information Technology (0.0%):
HCL Technologies Ltd.	159,805	2,511
Utilities (0.1%):
NTPC Ltd.	314,958	511
Power Grid Corp. of India Ltd.	829,603	2,235
		2,746
		20,982
Indonesia (0.1%):
Industrials (0.1%):
Wijaya Karya Persero Tbk PT	26,270,800	3,230
Utilities (0.0%): (c)
Perusahaan Gas Negara Tbk PT	12,207,700	1,662
		4,892
Ireland (1.0%):
Consumer Staples (0.0%): (c)
C&C Group PLC	318,848	1,609
Financials (0.2%):
AIB Group PLC	553,930	1,810
Bank of Ireland Group PLC	1,020,367	5,116
		6,926
Health Care (0.2%):
ICON PLC (b)	34,152	5,572
Industrials (0.6%):
Experian PLC	541,972	17,975
Fly Leasing Ltd., ADR (b)	179,600	3,526
		21,501
		35,608
Isle of Man (0.0%):
Consumer Discretionary (0.0%):
GVC Holdings PLC	181,634	2,000
See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Israel (0.4%):
Financials (0.2%):
Israel Discount Bank Ltd., Class A	1,555,014	$7,154
Industrials (0.0%): (c)
Shikun & Binui Ltd.	378,403	1,660
Information Technology (0.1%):
AudioCodes Ltd.	124,596	2,986
CyberArk Software Ltd. (b)	3,000	368
Formula Systems 1985 Ltd.	9,968	709
		4,063
Real Estate (0.1%):
Alony Hetz Properties & Investment Ltd.	93,313	1,395
Melisron Ltd.	23,273	1,505
		2,900
		15,777
Italy (4.0%):
Energy (0.4%):
Eni SpA	762,167	11,483
Saipem SpA (a) (b)	853,859	3,901
		15,384
Financials (1.2%):
Anima Holding SpA (d)	258,593	1,324
Assicurazioni Generali SpA	209,339	4,269
Banca Farmafactoring SpA (d)	155,188	934
Banca Generali SpA	547,775	18,066
Banca Sistema SpA (d)	296,005	601
BPER Banca (a)	674,551	3,261
Mediobanca Banca di Credito Finanziario SpA	235,712	2,632
UniCredit SpA (a)	641,075	8,848
Unipol Gruppo SpA	377,884	2,212
		42,147
Health Care (0.5%):
El.En. SpA	11,187	410
Recordati SpA	385,019	16,138
		16,548
Industrials (0.1%):
Astm SpA	76,494	2,339
Fiera Milano SpA	135,067	765
Tinexta SpA	59,332	824
		3,928
Information Technology (0.1%):
Eurotech SpA (b)	301,883	2,727
Materials (0.0%): (c)
Buzzi Unicem SpA	43,092	1,065
Real Estate (0.0%): (c)
Immobiliare Grande Distribuzione SIIQ SpA	148,344	1,052

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (1.7%):
ACEA SpA	134,469	$2,795
Enel SpA	6,193,613	46,807
Hera SpA	809,008	3,567
Iren SpA	1,614,655	5,005
		58,174
		141,025
Japan (24.6%):
Communication Services (1.4%):
Akatsuki, Inc. (a)	13,600	798
Avex, Inc.	93,900	1,125
DeNa Co. Ltd.	180,231	2,903
Dip Corp. (a)	43,000	1,234
Fuji Media Holdings, Inc.	97,854	1,325
Gree, Inc.	423,307	2,014
Internet Initiative Japan, Inc.	67,000	1,551
KDDI Corp.	119,100	3,422
Nippon Telegraph & Telephone Corp.	523,300	26,441
Nippon Television Holdings, Inc.	188,347	2,477
SKY Perfect JSAT Holdings, Inc.	333,800	1,429
Yahoo Japan Corp.	1,810,032	6,240
		50,959
Consumer Discretionary (4.4%):
Bandai Namco Holdings, Inc.	50,700	3,076
Benesse Holdings, Inc.	45,106	1,191
Daido Metal Co. Ltd.	124,200	812
Dcm Holdings Co. Ltd. (a)	83,700	813
Doutor Nichires Holdings Co. Ltd.	34,400	697
FJ Next Co. Ltd. (a)	115,800	1,142
Foster Electric Co. Ltd.	36,200	670
Hikari Tsushin, Inc.	61,900	14,449
Honda Motor Co. Ltd.	429,052	12,063
Honeys Holdings Co. Ltd.	78,900	1,018
KFC Holdings Japan Ltd.	13,300	352
KNT-CT Holdings Co. Ltd. (b)	43,100	583
Kojima Co. Ltd.	385,200	1,586
Komeri Co. Ltd.	63,200	1,352
Kourakuen Holdings Corp.	21,500	410
Kura Sushi, Inc. (a)	26,100	1,163
Mitsubishi Motors Corp.	677,394	3,036
Nikon Corp.	311,453	4,277
Nissan Motor Co. Ltd.	720,492	4,450
Nojima Corp.	33,400	693
Pressance Corp.	50,400	809
Resorttrust, Inc.	20,600	346
Riso Kyoiku Co. Ltd.	368,900	1,403
Shimamura Co. Ltd.	58,728	4,713
Sony Corp.	156,600	9,939
Sumitomo Riko Co., Ltd.	96,400	879
Takashimaya Co. Ltd.	180,500	2,133

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Tama Home Co. Ltd. (a)	169,500	$2,857
Tamron Co. Ltd.	49,100	1,148
Tokyo Dome Corp.	151,600	1,413
Topre Corp.	70,900	1,116
Toyota Motor Corp.	872,600	61,057
United Arrows Ltd.	475,400	14,320
Wealth Management, Inc. (a)	23,600	435
		156,401
Consumer Staples (1.3%):
Arcs Co. Ltd.	80,800	1,682
Heiwado Co. Ltd.	29,800	567
Hokuto Corp.	60,700	1,096
Ito En Ltd.	163,400	8,159
Kewpie Corp. (a)	95,000	2,113
Key Coffee, Inc.	39,800	862
Life Corp.	22,800	522
Marudai Food Co. Ltd.	20,100	426
Matsumotokiyoshi Holdings Co. Ltd.	478,400	18,296
Mitsubishi Shokuhin Co. Ltd.	36,200	961
Nihon Chouzai Co. Ltd.	10,600	366
Nippon Suisan Kaisha Ltd.	452,000	2,716
Prima Meat Packers Ltd.	34,100	791
Showa Sangyo Co. Ltd.	37,100	1,086
The Nisshin Oillio Group Ltd.	47,700	1,697
Toyo Suisan Kaisha Ltd.	48,600	2,098
Transaction Co. Ltd.	167,200	1,530
Yokohama Reito Co. Ltd.	139,100	1,358
		46,326
Energy (0.2%):
Inpex Corp.	677,218	6,614
Japan Petroleum Exploration Co. Ltd.	29,600	759
		7,373
Financials (4.0%):
Credit Saison Co. Ltd.	132,900	2,199
Fuyo General Lease Co. Ltd.	21,200	1,401
Jaccs Co. Ltd.	30,300	747
Jafco Co. Ltd.	230,100	8,878
Japan Securities Finance Co. Ltd.	255,500	1,264
Mitsubishi UFJ Financial Group, Inc.	6,720,584	35,631
Mizuho Financial Group, Inc.	4,523,552	7,006
Nishi-Nippon Financial Holdings, Inc.	126,300	976
Nomura Holdings, Inc.	1,229,064	6,301
North Pacific Bank Ltd.	314,000	686
ORIX Corp.	306,700	5,028
Resona Holdings, Inc.	1,347,652	5,720
Ricoh Leasing Co. Ltd.	13,700	478
Shinsei Bank Ltd.	149,000	2,361
Sumitomo Mitsui Financial Group, Inc.	335,216	12,277
Sumitomo Mitsui Trust Holdings, Inc.	201,263	7,714

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
T&D Holdings, Inc.	750,639	$8,844
The 77 Bank Ltd.	155,000	2,505
The Dai-ichi Life Insurance Co. Ltd.	343,049	5,533
The Hyakujushi Bank Ltd.	30,200	628
The Juroku Bank Ltd.	57,200	1,383
Tokio Marine Holdings, Inc.	433,600	23,594
TOMONY Holdings, Inc.	272,700	1,035
		142,189
Health Care (2.3%):
Alfresa Holdings Corp.	37,000	765
Astellas Pharma, Inc.	239,500	4,090
Daito Pharmaceutical Co. Ltd.	22,800	664
Eisai Co. Ltd.	31,596	2,343
Hoya Corp.	346,600	31,672
Nikkiso Co. Ltd.	114,100	1,409
Shin Nippon Biomedical Laboratories Ltd.	83,200	601
Shionogi & Co. Ltd.	411,200	24,209
Takeda Pharmaceutical Co. Ltd.	227,031	9,252
Toho Holdings Co. Ltd.	65,800	1,513
Torii Pharmaceutical Co. Ltd.	39,800	1,042
Towa Pharmaceutical Co. Ltd.	91,500	2,355
Vital KSK Holdings, Inc.	134,900	1,364
		81,279
Industrials (5.7%):
Altech Corp.	45,500	745
Bellssytem24 Holdings, Inc.	70,900	1,114
Bunka Shutter Co. Ltd.	222,600	1,966
Central Japan Railway Co.	21,700	4,386
Chiyoda Corp. (a) (b)	194,967	491
Daiseki Co. Ltd.	21,100	619
Duskin Co. Ltd.	28,000	780
en-japan, Inc.	490,000	22,912
Fuji Electric Co. Ltd.	746,700	23,005
Fujikura Ltd.	175,700	756
Furukawa Co. Ltd.	70,000	968
GS Yuasa Corp.	18,300	371
Hitachi Construction Machinery Co. Ltd.	786,500	20,761
ITOCHU Corp.	1,039,700	22,705
JGC Corp.	357,620	5,205
Kamigumi Co. Ltd.	36,100	801
Kandenko Co. Ltd.	315,000	2,998
Kawada Technologies, Inc.	6,600	408
Kyowa Exeo Corp.	192,000	5,003
Mitsubishi Electric Corp.	191,800	2,652
Mitsubishi Heavy Industries Ltd.	123,566	4,732
Mitsui & Co. Ltd.	214,800	3,811
Mitsui-Soko Holdings Co. Ltd.	121,900	2,215
Nikkon Holdings Co. Ltd.	63,200	1,570
Nippon Carbon Co. Ltd. (a)	50,500	1,968
Nippon Sheet Glass Co. Ltd.	357,000	2,110

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Obayashi Corp.	232,300	$2,464
OKUMA Corp.	258,900	14,327
Organo Corp.	60,000	3,644
PS Mitsubishi Construction Co. Ltd.	188,400	1,201
Relia, Inc.	150,000	1,941
Sanki Engineering Co. Ltd.	157,000	2,090
Sankyo Tateyama, Inc.	41,500	469
Sanwa Holdings Corp.	1,500,900	16,481
SEC Carbon Ltd. (a)	12,600	1,038
Secom Co. Ltd.	23,600	2,005
Seibu Holdings, Inc.	115,900	2,045
Seino Holdings Co. Ltd.	97,300	1,334
Sintokogio Ltd.	54,500	511
Sumitomo Densetsu Co. Ltd.	33,400	759
SWCC Showa Holdings Co. Ltd.	96,000	897
Taisei Corp.	50,900	1,999
Takara Standard Co. Ltd.	40,200	738
Takasago Thermal Engineering Co. Ltd.	87,400	1,517
Tanseisha Co. Ltd.	70,000	760
Tekken Corp.	44,700	1,155
THK Co. Ltd.	117,501	3,305
Tokyu Construction Co. Ltd.	376,600	2,683
Toyo Construction Co. Ltd.	254,400	1,166
Will Group, Inc.	137,400	1,469
		201,050
Information Technology (2.4%):
Advantest Corp.	85,600	4,194
CAC Holdings Corp.	123,900	1,759
Canon, Inc.	102,433	2,838
Citizen Watch Co. Ltd.	467,376	2,591
Denki Kogyo Co. Ltd.	26,100	743
Digital Garage, Inc.	29,700	1,130
Ferrotec Holdings Corp. (a)	124,300	1,047
FUJIFILM Holdings Corp.	53,700	2,540
Fujitsu Ltd.	215,051	19,572
Furuno Electric Co. Ltd.	53,600	616
Future Corp.	25,200	430
Hitachi Ltd.	74,300	2,927
Hosiden Corp.	86,200	1,049
Mamezou Holdings Co. Ltd.	38,800	520
Mimasu Semiconductor Industry Co. Ltd.	40,200	746
Nippon Electric Glass Co. Ltd.	29,600	628
Nippon Signal Co. Ltd.	70,300	832
Nohmi Bosai Ltd.	50,500	1,088
NSD Co. Ltd.	39,300	1,281
NTT Data Corp.	180,700	2,466
Obic Co. Ltd.	24,800	3,295
Oracle Corp. Japan	170,200	15,676
Restar Holdings Corp.	38,700	706
Roland DG Corp.	25,300	487
Ryoyo Electro Corp.	50,800	944

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Scala, Inc.	113,900	$814
Seikoh Giken Co. Ltd.	26,100	844
SK-Electronics Co. Ltd.	52,400	1,011
Taiyo Yuden Co. Ltd.	32,600	852
TIS, Inc.	22,500	1,337
Ulvac, Inc.	270,400	10,649
United, Inc.	70,100	908
V Technology Co. Ltd. (a)	10,500	569
		87,089
Materials (1.1%):
Daiki Aluminium Industry Co. Ltd.	179,300	1,271
DIC Corp.	117,000	3,180
Fujimi, Inc.	13,200	352
Godo Steel Ltd.	89,500	2,142
Hitachi Metals Ltd.	251,013	3,517
Hokuetsu Corp.	393,100	2,064
JSR Corp.	360,515	6,388
Kanto Denka Kogyo Co. Ltd.	153,900	1,517
Kumiai Chemical Industry Co. Ltd.	213,500	2,025
Kureha Corp.	63,600	3,773
Nasu Denki Tekko Co. Ltd. (a)	7,700	1,114
Nitto Denko Corp.	73,417	4,122
Showa Denko KK	50,600	1,353
Tosoh Corp.	107,900	1,608
UBE Industries Ltd.	140,500	3,021
		37,447
Real Estate (1.2%):
AEON REIT Investment Corp.	679	945
B-Lot Co. Ltd.	16,900	308
Daiwa House Industry Co. Ltd.	106,700	3,267
Daiwa Office Investment Corp. (a)	717	5,384
Goldcrest Co. Ltd.	146,500	2,904
Mirai Corp.	1,529	858
Mitsubishi Estate Co. Ltd.	243,720	4,471
One REIT, Inc.	1,260	4,031
SAMTY Co. Ltd.	119,700	2,288
Sekisui House REIT, Inc.	6,199	5,482
Sumitomo Realty & Development Co. Ltd.	343,900	11,993
Tosei Corp. (a)	75,600	921
		42,852
Utilities (0.6%):
Chubu Electric Power Co., Inc.	1,306,600	18,222
Hokkaido Electric Power Co., Inc.	294,100	1,408
The Kansai Electric Power Co., Inc.	182,900	2,087
		21,717
		874,682

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (1.0%):
Communication Services (0.2%):
Cheil Worldwide, Inc.	111,011	$2,226
KT Corp.	253,616	5,789
		8,015
Consumer Discretionary (0.1%):
Hyundai Motor Co.	19,767	2,029
Financials (0.4%):
KB Financial Group, Inc.	149,320	5,835
Shinhan Financial Group Co. Ltd.	221,179	8,171
		14,006
Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	149,735	2,389
Information Technology (0.2%):
LG Innotek Co. Ltd.	32,300	3,346
Samsung Electronics Co. Ltd.	132,145	5,650
		8,996
Materials (0.0%): (c)
POSCO	8,949	1,742
		37,177
Luxembourg (0.1%):
Materials (0.1%):
ArcelorMittal	190,400	3,251
Real Estate (0.0%): (c)
Corestate Capital Holding SA (a)	41,714	1,489
		4,740
Macau (0.6%):
Consumer Discretionary (0.6%):
Wynn Macau Ltd. (a)	9,387,200	20,645
Malaysia (0.1%):
Financials (0.1%):
CIMB Group Holdings Berhad	1,236,809	1,535
RHB Capital Berhad	2,911,900	3,947
		5,482
Mexico (0.2%):
Consumer Discretionary (0.0%):
El Puerto de Liverpool Sab de CV	371,876	1,832
Consumer Staples (0.1%):
Wal-Mart de Mexico SAB de CV	964,400	2,685
Industrials (0.1%):
Grupo Aeroportuario del Centro Norte SAB de CV	370,380	2,458
		6,975

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Netherlands (3.8%):
Communication Services (0.7%):
Koninklijke KPN NV	6,588,093	$20,289
VEON Ltd., ADR	1,040,680	2,747
		23,036
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	129,766	3,342
Energy (0.3%):
Royal Dutch Shell PLC, Class B	409,549	11,616
SBM Offshore NV	20,369	343
		11,959
Financials (1.3%):
ABN AMRO Group NV (d)	339,617	5,788
Euronext NV (d)	28,195	2,129
ING Groep NV	3,110,104	35,762
NN Group NV	73,332	2,813
		46,492
Industrials (1.3%):
Aalberts NV	205,038	8,679
AerCap Holdings NV (b)	57,619	3,561
Intertrust NV (d)	85,572	1,607
koninklijke Volkerwessels NV	99,174	2,399
PostNL NV	899,811	1,901
Signify NV (d)	21,702	647
Wolters Kluwer NV	379,645	27,265
		46,059
Information Technology (0.1%):
NXP Semiconductor NV	27,970	3,233
Real Estate (0.0%): (c)
Wereldhave NV (a)	60,779	1,453
		135,574
New Zealand (0.1%):
Health Care (0.0%): (c)
Summerset Group Holdings Ltd.	172,489	852
Utilities (0.1%): (c)
Infratil Ltd.	450,319	1,417
		2,269
Norway (0.9%):
Energy (0.3%):
Aker BP ASA	352,476	10,100
Financials (0.5%):
DNB ASA	204,483	3,431
SpareBank 1 SMN	1,321,903	13,752
		17,183

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.0%): (c)
Opera Ltd., ADR (b)	43,800	$444
Materials (0.1%):
Elkem ASA (d)	213,397	493
Norsk Hydro ASA	1,567,480	5,543
		6,036
		33,763
Poland (0.1%):
Consumer Staples (0.1%):
Dino Polska SA (b) (d)	82,759	2,854
Portugal (0.3%):
Communication Services (0.1%): (c)
NOS SGPS SA	317,647	1,721
Consumer Staples (0.1%):
Sonae SGPS SA	1,921,674	1,929
Energy (0.1%):
Galp Energia SGPS SA	209,494	3,407
Industrials (0.0%): (c)
Mota-Engil SGPS SA	589,023	1,237
Materials (0.0%): (c)
Altri SGPS SA	146,023	908
		9,202
Russian Federation (0.8%):
Energy (0.4%):
Gazprom PJSC, ADR	675,164	5,354
LUKOIL PJSC, ADR	80,450	7,665
		13,019
Financials (0.2%):
Sberbank of Russia PJSC, ADR	216,686	3,164
Sberbank of Russia PJSC	697,420	2,535
		5,699
Materials (0.2%):
Evraz PLC	1,773,805	8,493
		27,211
Saudi Arabia (0.1%):
Health Care (0.1%):
Mouwasat Medical Services Co.	102,436	2,286
Singapore (0.4%):
Financials (0.1%):
DBS Group Holdings Ltd.	172,600	3,186
Singapore Exchange Ltd.	321,800	2,082
		5,268
Industrials (0.0%): (c)
Frencken Group Ltd.	1,599,200	1,042

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.3%):
Ascott Residence Trust	1,050,700	$1,038
Keppel DC REIT	1,726,900	2,526
Mapletree Commercial Trust	3,664,500	6,324
		9,888
		16,198
South Africa (0.4%):
Communication Services (0.2%):
MTN Group Ltd.	404,331	2,548
Naspers Ltd.	20,441	2,914
		5,462
Materials (0.2%):
Anglo American Platinum Ltd.	12,260	1,015
Gold Fields	633,281	3,381
Impala Platinum Holdings Ltd. (b)	241,548	1,860
Kumba Iron Ore Ltd.	79,732	2,047
		8,303
		13,765
Spain (2.3%):
Communication Services (1.0%):
Masmovil Ibercom SA (b)	203,782	4,590
Telefonica SA	4,226,936	32,325
		36,915
Consumer Discretionary (0.1%): (c)
CIE Automotive SA	71,189	1,714
Energy (0.1%):
Repsol SA	174,181	2,742
Financials (0.7%):
Banco Santander SA	4,806,419	18,719
CaixaBank SA	2,379,591	7,011
		25,730
Health Care (0.1%):
Almirall SA	112,590	1,913
Faes Farma SA	415,251	2,441
		4,354
Industrials (0.2%):
ACS, Actividades de Construccion y Servicios SA	116,330	4,522
Grupo Empresarial San Jose SA (b)	103,356	752
Sacyr SA	608,441	1,652
Talgo SA (b) (d)	73,009	481
		7,407
Information Technology (0.0%): (c)
Indra Sistemas SA (b)	116,692	1,250

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Atlantica Yield PLC	89,810	$2,328
		82,440
Sweden (2.8%):
Communication Services (0.1%):
Nordic Entertainment Group AB, Class B	39,908	1,230
Tele2 AB	141,072	2,082
		3,312
Consumer Discretionary (0.1%):
Evolution Gaming Group AB (d)	121,155	3,202
Consumer Staples (0.1%):
Axfood AB	102,347	2,205
Energy (0.0%): (c)
Tethys Oil AB	148,332	1,159
Financials (0.1%):
Skandinaviska Enskilda Banken AB, Class A	270,194	2,317
Health Care (0.1%):
Biotage AB	151,914	1,964
Recipharm AB	58,056	844
Swedish Orphan Biovitrum AB (b)	65,502	1,094
Vitrolife AB	58,086	1,136
		5,038
Industrials (1.8%):
AF POYRY AB	26,285	569
Atlas Copco AB, Class B	1,204,569	38,953
Epiroc AB, Class B (a)	864,199	9,717
Instalco AB	53,691	732
Intrum Justitia AB (a)	64,725	1,635
Inwido AB	81,108	565
Lifco AB (a)	18,756	1,034
Lindab International AB	207,887	2,471
Loomis AB, Class B	50,162	2,096
Volvo AB, Class B	289,183	4,472
		62,244
Materials (0.1%):
Boliden AB	82,752	2,135
SSAB AB, A Shares (a)	226,832	706
SSAB AB, B Shares	196,481	552
		3,393
Real Estate (0.4%):
Dios Fastigheter AB	197,376	1,701
Fastighets AB Balder (b)	121,476	5,063
Hemfosa Fastigheter AB	314,880	3,841
Klovern AB (a)	511,177	996

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Kungsleden AB	90,656	$868
Nyfosa AB (b)	331,829	2,506
		14,975
		97,845
Switzerland (8.1%):
Consumer Staples (2.1%):
Barry Callebaut AG, Registered Shares	1,063	2,138
Coca-Cola HBC AG	63,522	2,118
Nestle SA, Registered Shares	681,591	70,805
		75,061
Financials (1.9%):
Cembra Money Bank AG	138,723	14,442
Helvetia Holding AG, Registered Shares	43,255	5,908
Julius Baer Group Ltd.	136,560	6,435
Partners Group Holding AG	2,715	2,290
Swiss Life Holding AG	14,668	7,277
UBS Group AG, Registered Shares	2,443,151	29,592
		65,944
Health Care (3.5%):
Galenica AG (d)	35,806	2,155
Lonza Group AG, Registered Shares	6,997	2,378
Novartis AG	593,079	54,692
Roche Holding AG	211,319	65,171
		124,396
Industrials (0.2%):
Adecco Group AG	139,908	8,663
Information Technology (0.1%):
Landis+Gyr Group AG	6,238	637
Logitech International SA, Class R	68,583	2,999
		3,636
Materials (0.3%):
LafargeHolcim Ltd.	146,759	7,567
SIG Combibloc Group AG	76,478	1,059
Vetropack Holding AG	284	787
		9,413
		287,113
Taiwan (0.7%):
Financials (0.2%):
Chailease Holding Co. Ltd.	683,000	3,052
Shin Kong Financial Holding Co. Ltd.	8,428,840	2,776
		5,828

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.5%):
Accton Technology Corp.	654,000	$3,407
Innolux Corp.	8,064,897	2,087
Radiant Opto-Electronics Corp.	709,000	2,719
Realtek Semiconductor Corp.	560,000	4,230
Taiwan Semiconductor Manufacturing Co. Ltd.	567,000	5,704
		18,147
		23,975
Thailand (0.2%):
Communication Services (0.1%):
Advanced Info Service PCL	287,100	2,014
Consumer Staples (0.0%):
Charoen Pokphand Foods Public Co. Ltd.	2,102,900	1,913
Financials (0.1%):
Kasikornbank PCL	696,242	3,571
		7,498
Turkey (0.1%):
Consumer Staples (0.1%):
BIM Birlesik Magazalar AS	254,214	2,037
United Kingdom (13.8%):
Communication Services (0.4%):
BT Group PLC	2,313,192	5,726
Cineworld Group PLC	1,385,604	3,719
Future PLC	72,448	1,239
Vodafone Group PLC	998,558	1,977
		12,661
Consumer Discretionary (1.8%):
Barratt Developments PLC	342,971	2,956
Card Factory PLC	501,749	1,026
Countryside Properties PLC (d)	370,611	1,895
Crest Nicholson Holdings PLC	243,453	1,211
Dunelm Group PLC	309,896	3,417
Fiat Chrysler Automobiles NV	140,348	2,065
Games Workshop Group PLC	56,261	4,163
Gamesys Group PLC (b)	71,912	656
Greggs PLC	111,991	3,013
JD Sports Fashion PLC	439,678	4,318
Kingfisher PLC	1,779,633	4,824
Marks & Spencer Group PLC	1,197,846	3,009
Mitchells & Butlers PLC (b)	343,711	1,992
Moneysupermarket.com Group PLC	343,957	1,514
Next PLC	232,486	20,310
Pets at Home Group PLC	807,280	2,623
Redrow PLC	329,198	2,812
SSP Group PLC	136,931	1,192
		62,996

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (2.9%):
British American Tobacco PLC	86,449	$3,421
Britvic PLC	1,669,346	20,891
Cranswick PLC	33,620	1,360
Diageo PLC	801,061	32,723
J Sainsbury PLC	2,199,156	6,088
Tate & Lyle PLC	1,166,234	11,025
Tesco PLC	1,557,389	4,618
Unilever PLC	361,818	21,430
		101,556
Energy (1.9%):
BP PLC	5,133,761	31,971
Cairn Energy PLC (b)	771,001	1,797
Genel Energy PLC	523,909	1,293
Royal Dutch Shell PLC, Class A	1,127,292	32,289
		67,350
Financials (2.7%):
3i Group PLC	508,961	7,045
Barclays PLC	974,981	2,154
Close Brothers Group PLC	497,943	9,567
HSBC Holdings PLC	4,499,438	33,516
Integrafin Holdings PLC	143,604	742
Intermediate Capital Group PLC	142,058	2,808
Investec PLC	286,232	1,622
Legal & General Group PLC	7,371,222	26,746
Lloyds Banking Group PLC	3,041,885	2,398
Man Group PLC	1,002,730	1,965
Standard Chartered PLC	856,237	7,702
TP ICAP PLC	146,397	731
		96,996
Health Care (0.7%):
AstraZeneca PLC	34,505	3,333
CVS Group PLC	100,854	1,414
GlaxoSmithKline PLC	195,707	4,445
Hikma Pharmaceuticals PLC	126,195	3,123
Smith & Nephew PLC	646,048	14,418
		26,733
Industrials (1.3%):
Aggreko PLC	278,738	2,988
Ashtead Group PLC	202,777	6,155
Babcock International Group PLC	443,603	3,385
CNH Industrial NV	318,119	3,399
Dart Group PLC	190,194	3,647
Firstgroup PLC (b)	1,147,786	1,787
Howden Joinery Group PLC	123,159	1,004
National Express Group PLC	382,942	2,294
Qinetiq Group PLC	151,936	656
RELX PLC	685,412	16,590

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Go-Ahead Group PLC	57,331	$1,625
Vesuvius PLC	258,421	1,516
		45,046
Information Technology (0.3%):
Avast PLC (d)	1,081,824	6,259
Computacenter PLC	68,034	1,328
Dialog Semiconductor PLC (b)	37,282	1,895
Softcat PLC	172,313	2,508
		11,990
Materials (1.5%):
Anglo American PLC	526,596	13,777
Croda International PLC	169,407	10,905
Forterra PLC (d)	119,758	452
Hill & Smith Holdings PLC	64,184	1,126
Rio Tinto PLC	477,212	25,975
		52,235
Real Estate (0.2%):
Grainger PLC	438,197	1,606
Land Securities Group PLC	264,307	3,274
Londonmetric Property PLC	364,201	1,095
The British Land Co. PLC	394,713	2,937
		8,912
Utilities (0.1%):
Centrica PLC	3,170,475	3,289
		489,764
Total Common Stocks (Cost $3,122,429)		3,461,280
Preferred Stocks (0.4%)
Brazil (0.1%):
Energy (0.1%):
Petroleo Brasileiro SA	397,400	2,737
Germany (0.3%):
Consumer Discretionary (0.3%):
Schaeffler AG	284,237	3,102
Volkswagen AG	39,308	7,583
		10,685
Total Preferred Stocks (Cost $13,337)		13,422
Rights (0.0%)
Australia (0.0%): (c)
Information Technology (0.0%):
EML Payments Ltd. Expires 12/02/19 @ $3.55 (b) (f) (e)	114,502	91
Materials (0.0%):
Saracen Mineral Holdings Ltd. Expires 12/09/19 @ $2.95 (b) (e) (h)	188,163	—
Total Rights (Cost $—)		91

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares Core MSCI EAFE ETF	4,747	$303
iShares Core MSCI Emerging Markets ETF	12,916	661
iShares MSCI EAFE ETF	178,768	12,188
		13,152
Total Exchange-Traded Funds (Cost $12,527)		13,152
Collateral for Securities Loaned^ (2.1%)
United States (2.1%):
HSBC US Government Money Market Fund, I Shares, 1.58% (g)	74,082,764	74,083
Total Collateral for Securities Loaned (Cost $74,083)		74,083
Total Investments (Cost $3,222,376) — 100.4%		3,562,028
Liabilities in excess of other assets — (0.4)%		(14,195)
NET ASSETS — 100.00%		$3,547,833

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $36,592 (thousands) and amounted to 1.0% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of the Fund's net assets as of November 30, 2019.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2019, illiquid securities were less than 0.05% of the Fund's net assets.

(g)  Rate disclosed is the daily yield on November 30, 2019.

(h)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA International Fund
Assets:
Investments, at value (Cost $3,222,376)	$3,562,028	(a)
Foreign currency, at value (Cost $3,004)	3,040
Cash and cash equivalents	39,591
Receivables:
Interest and dividends	9,464
Capital shares issued	4,457
Investments sold	99
Reclaims	8,496
From Adviser	11
Prepaid expenses	16
Total assets	3,627,202
Liabilities:
Payables:
Collateral received on loaned securities	74,083
Capital shares redeemed	2,191
Accrued foreign capital gains taxes	34
Accrued expenses and other payables:
Investment advisory fees	2,207
Administration fees	367
Custodian fees	137
Transfer agent fees	238
Compliance fees	—	(b)
12b-1 fees	1
Other accrued expenses	111
Total liabilities	79,369
Net Assets:
Capital	2,488,290
Total distributable earnings/(loss)	1,059,543
Net assets	$3,547,833
Net Assets
Fund Shares	$1,771,080
Institutional Shares	1,761,716
Adviser Shares	9,244
R6 Shares	5,793
Total	$3,547,833
Shares (unlimited number of shares authorized with no par value):
Fund Shares	56,850
Institutional Shares	56,700
Adviser Shares	298
R6 Shares	185
Total	114,033
Net asset value, offering and redemption price per share: (c)
Fund Shares	$31.15
Institutional Shares	$31.07
Adviser Shares	$30.98
R6 Shares	$31.14

(a)  Includes $69,352 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA International Fund
Investment Income:
Dividends	$49,533
Interest	996
Securities lending (net of fees)	312
Foreign tax withholding	(4,601)
Total income	46,240
Expenses:
Investment advisory fees	13,951
Administration fees — Fund Shares	1,303
Administration fees — Institutional Shares	967
Administration fees — Adviser Shares	6
Administration fees — R6 Shares	1
12b-1 fees — Adviser Shares	11
Custodian fees	259
Transfer agent fees — Fund Shares	1,026
Transfer agent fees — Institutional Shares	967
Transfer agent fees — Adviser Shares	1
Transfer agent fees — R6 Shares	— (a)
Trustees' fees	20
Compliance fees	9
Legal and audit fees	101
State registration and filing fees	47
Interest expense on Interfund lending	1
Sub-Administration fees	26
Other expenses	20
Total expenses	18,716
Expenses waived/reimbursed by Adviser	(8)
Expenses waived/reimbursed by AMCO	(5)
Net expenses	18,703
Net Investment Income (Loss)	27,537
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	653,456
Foreign taxes on realized gains	(3,624)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(384,992)
Net change in accrued foreign taxes on unrealized gains	2,844
Net realized/unrealized gains (losses) on investments	267,684
Change in net assets resulting from operations	$295,221

(a)  Rounds to less than $1.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA International Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$27,537	$69,481
Net realized gains (losses) from investments	649,832	72,035
Net change in unrealized appreciation (depreciation) on investments	(382,148)	(361,351)
Change in net assets resulting from operations	295,221	(219,835)
Distributions to Shareholders:
Fund Shares	—	(127,420)
Institutional Shares	—	(153,261)
Adviser Shares	—	(536)
R6 Shares	—	(364)
Change in net assets resulting from distributions to shareholders	—	(281,581)
Change in net assets resulting from capital transactions	(430,120)	(49,254)
Change in net assets	(134,899)	(550,670)
Net Assets:
Beginning of period	3,682,732	4,233,402
End of period	$3,547,833	$3,682,732
Capital Transactions:
Fund Shares
Proceeds from shares issued	$78,006	$201,762
Distributions reinvested	—	125,125
Cost of shares redeemed	(139,691)	(286,917)
Total Fund Shares	$(61,685)	$39,970
Institutional Shares
Proceeds from shares issued	$73,101	$212,013
Distributions reinvested	—	153,184
Cost of shares redeemed	(443,285)	(460,053)
Total Institutional Shares	$(370,184)	$(94,856)
Adviser Shares
Proceeds from shares issued	$1,036	$740
Distributions reinvested	—	6
Cost of shares redeemed	(195)	(114)
Total Adviser Shares	$841	$632
R6 Shares
Proceeds from shares issued	$930	$5,000
Cost of shares redeemed	(22)	—
Total Class R6 Shares	$908	$5,000
Change in net assets resulting from capital transactions	$(430,120)	$(49,254)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	USAA International Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Share Transactions:
Fund Shares
Issued	2,609	6,664
Reinvested	—	4,674
Redeemed	(4,673)	(9,590)
Total Fund Shares	(2,064)	1,748
Institutional Shares
Issued	2,476	7,022
Reinvested	—	5,739
Redeemed	(14,970)	(15,361)
Total Institutional Shares	(12,494)	(2,600)
Adviser Shares
Issued	35	25
Reinvested	—	— (a)
Redeemed	(7)	(3)
Total Adviser Shares	28	22
R6 Shares
Issued	30	156
Redeemed	(1)	—
Total Class R6 Shares	29	156
Change in Shares	(14,501)	(674)

(a)  Rounds to less than 1.

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions
USAA International Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	$28.70	0.22	(e)	2.23	2.45	—	—	—
Year Ended May 31, 2019	$32.82	0.53		(2.41)	(1.88)	(0.44)	(1.80)	(2.24)
Year Ended May 31, 2018	$31.16	0.60		2.08	2.68	(0.63)	(0.39)	(1.02)
Year Ended May 31, 2017	$26.40	0.42		4.76	5.18	(0.42)	—	(0.42)
Year Ended May 31, 2016	$30.90	0.35	(e)	(3.34)	(2.99)	(0.37)	(1.14)	(1.51)
Year Ended May 31, 2015	$31.25	0.38		0.16	0.54	(0.50)	(0.39)	(0.89)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017, and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Reflects increased trading activity due to changes in subadviser(s).

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Redemption fees added to beneficial interests	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA International Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	—	$31.15	8.46%	1.06%	1.44%	1.06%	$1,771,080	85%
Year Ended May 31, 2019	—	$28.70	(5.14)%	1.08%	1.76%	1.08%	$1,690,782	30%
Year Ended May 31, 2018	—	$32.82	8.61%	1.08%	1.58%	1.08%	$1,876,020	36%
Year Ended May 31, 2017	—	$31.16	19.87%	1.11%	1.33%	1.11%	$1,696,372	40%
Year Ended May 31, 2016	—	$26.40	(9.75)%	1.13%	1.27%	1.13%	$1,430,667	62	%(f)
Year Ended May 31, 2015	—	$30.90	1.97%	1.12%	1.42%	1.12%	$1,958,773	17%

(continues on next page)
See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions
USAA International Fund
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	$28.61	0.23	(e)	2.23	2.46	—	—	—
Year Ended May 31, 2019	$32.72	0.56		(2.41)	(1.85)	(0.46)	(1.80)	(2.26)
Year Ended May 31, 2018	$31.07	0.64		2.06	2.70	(0.66)	(0.39)	(1.05)
Year Ended May 31, 2017	$26.34	0.45		4.74	5.19	(0.46)	—	(0.46)
Year Ended May 31, 2016	$30.82	0.47	(e)	(3.42)	(2.95)	(0.39)	(1.14)	(1.53)
Year Ended May 31, 2015	$31.17	0.46		0.12	0.58	(0.54)	(0.39)	(0.93)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017, and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Reflects increased trading activity due to changes in subadviser(s).

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Redemption fees added to beneficial interests	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA International Fund
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	—	$31.07	8.52%	0.98%	1.55%	0.98%	$1,761,716	85%
Year Ended May 31, 2019	—	$28.61	(5.06)%	1.00%	1.81%	1.00%	$1,979,758	30%
Year Ended May 31, 2018	—	$32.72	8.68%	1.00%	1.62%	1.00%	$2,349,281	36%
Year Ended May 31, 2017	—	$31.07	19.97%	1.00%	1.43%	1.00%	$2,308,470	40%
Year Ended May 31, 2016	—	$26.34	(9.61)%	1.00%	1.74%	1.00%	$1,996,349	62	%(f)
Year Ended May 31, 2015	—	$30.82	2.11%	0.99%	1.53%	0.99%	$1,735,756	17%

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions
USAA International Fund
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	$28.58	0.17	(e)	2.23	2.40	—	—	—
Year Ended May 31, 2019	$32.67	0.47		(2.41)	(1.94)	(0.35)	(1.80)	(2.15)
Year Ended May 31, 2018	$31.04	0.53		2.04	2.57	(0.55)	(0.39)	(0.94)
Year Ended May 31, 2017	$26.31	0.35		4.74	5.09	(0.36)	—	(0.36)
Year Ended May 31, 2016	$30.77	0.31		(3.35)	(3.04)	(0.28)	(1.14)	(1.42)
Year Ended May 31, 2015	$31.13	0.32		0.12	0.44	(0.41)	(0.39)	(0.80)
R6 Shares
Six Months Ended November 30, 2019 (unaudited)	$28.66	0.24	(e)	2.24	2.48	—	—	—
August 17, 2018(j) through May 31, 2019	$32.01	0.52	(e)	(1.54)	(1.02)	(0.53)	(1.80)	(2.33)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017, and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption fees added to beneficial interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA International Fund
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	—		$30.98	8.32%	1.35%		1.14%	1.43%	$9,244	85%
Year Ended May 31, 2019	—		$28.58	(5.39)%	1.35%		1.52%	1.41%	$7,715	30%
Year Ended May 31, 2018	—		$32.67	8.29%	1.35%		1.29%	1.42%	$8,101	36%
Year Ended May 31, 2017	—		$31.04	19.58%	1.35%		1.08%	1.51%	$7,540	40%
Year Ended May 31, 2016	—	(f)	$26.31	(9.94)%	1.37	%(g)	1.14%	1.46%	$6,362	62	%(h)
Year Ended May 31, 2015	—		$30.77	1.62%	1.44	%(i)	1.07%	1.51%	$7,481	17%
R6 Shares
Six Months Ended November 30, 2019 (unaudited)	—		$31.14	8.61%	0.85%		1.60%	1.25%	$5,793	85%
August 17, 2018(j) through May 31, 2019	—		$28.66	(2.55)%	0.85%		2.19%	2.03%	$4,477	30%

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Rounds to less than $0.005 per share.

(g)  Prior to October 1, 2015, AMCO had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.40% of the Adviser Shares' average daily net assets

(h)  Reflects increased trading activity due to changes in subadviser(s).

(i)  Prior to October 1, 2014, AMCO had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.55% of the Adviser Shares' average daily net assets

(j)  Commencement of operations.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA International Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Adviser Shares and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,409,822	$1,051,458	$—	$3,461,280
Preferred Stocks	10,320	3,102	—	13,422
Rights	—	91	—	91
Exchange-Traded Funds	13,152	—	—	13,152
Collateral for Securities Loaned	74,083	—	—	74,083
Total	$2,507,377	$1,054,651	$—	$3,562,028

Real Estate Investment Trusts ("REITS"):

The Fund may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$69,352	$1	$74,083

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$3,061,647	$3,459,849

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2019.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semiannual reports may be viewed at usaa.com. As of November 30, 2019, certain USAA fund-of funds owned total outstanding shares of the Fund:

Affiliated USAA Fund	Ownership %
Cornerstone Conservative Fund	0.4
Cornerstone Equity Fund	1.8
Target Retirement Income Fund	0.2
Target Retirement 2030 Fund	0.5
Target Retirement 2040 Fund	1.5
Target Retirement 2050 Fund	1.4
Target Retirement 2060 Fund	0.2

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $11,482 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of funds within the Lipper International Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2019 through June 30, 2019, there were no performance adjustments for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. Base fees incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $2,469 thousand and reflected on the Statement of Operations as Investment Advisory fees.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, VCM entered into Investment Subadvisory Agreements with Lazard Asset Management LLC ("Lazard") and Wellington Management Company LLP ("Wellington Management") and terminated an Investment Subadvisory Agreement with MFS Investment Management ("MFS"). Lazard and Wellington Management each directed the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). These arrangements provide for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Prior to July 1, 2019, AMCO entered into Investment Subadvisory Agreements with Lazard, MFS, and Wellington Management under which each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the AMCO). These arrangements provided for monthly fees that were paid by AMCO. AMCO (not the Fund) paid the subadviser fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. Amounts incurred from July 1, 2019 through November 30, 2019 are $1,088, $800, $5, and $1 thousand for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. Amounts incurred from June 1, 2019 through June 30, 2019 are $215, $167, $1, and less than $1 thousand for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average daily net assets, plus out-of pocket expenses. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $853, $800, $1, and less than $1 thousand for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $173, $167, less than $1, and less than $1 thousand for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through November 30, 2019 are $9 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from June 1, 2019 through June 30, 2019 were $2 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 1.06%, 0.99%, 1.35%, and 0.85% for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended, November 30, 2019 if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$8

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of the Adviser Shares and R6 Shares to 1.35% and 0.85%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares and R6 Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, these expense limits are no longer in effect. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, the Fund invests primarily in foreign securities. There is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in the countries or regions in which the Fund invests. As such, the Fund's performance could be more volatile than the performance of more geographically diversified funds.

The Fund may invest in securities of companies of any market capitalization and is subject to mid- and small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Mid- and small-cap companies also may have limited product lines, markets, or financial resources. Securities of such

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.

7. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $8 thousand.

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2019 were as follows:

Amount Outstanding at November 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
$—	$10,567	6	2.90%	$21,500

*  For the year ended November 30, 2019, based on the number of days borrowings were outstanding.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2019 were as follows:

Borrower or Lender	Amount Outstanding at November, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,507	9	2.32%	$3,396

*  For the six months ended November 30, 2019, based on the number of days borrowings were outstanding.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

8. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

	Year Ended May 31, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
USAA International Fund	$87,922	$193,659	$281,581

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
USAA International Fund	$59,228	$17,759	$687,335	$764,322

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.

As of the most recent tax year ended May 31, 2019, the Fund had no net capital loss carryforwards.

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
Fund Shares	$1,000.00	$1,084.60	$1,019.70	$5.52	$5.35	1.06%
Institutional Shares	1,000.00	1,085.20	1,020.10	5.11	4.95	0.98%
Adviser Shares	1,000.00	1,083.20	1,018.25	7.03	6.81	1.35%
R6 Shares	1,000.00	1,086.10	1,020.75	4.43	4.29	0.85%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23410-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Managed Allocation Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	18
Expense Examples	18
Proxy Voting and Portfolio Holdings Information	18
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Managed Allocation Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek to maximize total return, consisting primarily of capital appreciation.

Asset Allocation:

11/30/19
(% of Net Assets)

Percentages are of net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Managed Allocation Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (100.0%) (a)
iShares 7-10 Year Treasury Bond ETF	1,635,852	$182,512
iShares Core S&P 500 ETF	588,380	185,963
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,441,475	184,466
iShares JP Morgan USD Emerging Markets Bond ETF	1,620,386	181,678
Total Exchange-Traded Funds (Cost $701,805)		734,619
Total Investments (Cost $701,805) — 100.0%		734,619
Liabilities in excess of other assets — 0.0%		(235)
NET ASSETS — 100.00%		$734,384

(a)  Represents investments greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov

ETF — Exchange-Traded Fund

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Managed Allocation Fund
Assets:
Investments, at value (Cost $701,805)	$734,619
Cash and cash equivalents	646
Receivables:
Interest and dividends	2
Capital shares issued	97
From Adviser	97
Prepaid expenses	10
Total assets	735,471
Liabilities:
Payables:
Capital shares redeemed	615
Accrued expenses and other payables:
Investment advisory fees	363
Administration fees	30
Custodian fees	17
Transfer agent fees	30
Compliance fees	—	(a)
Other accrued expenses	32
Total liabilities	1,087
Net Assets:
Capital	716,418
Total distributable earnings/(loss)	17,966
Net assets	$734,384
Net Assets
Shares (unlimited number of shares authorized with no par value):	61,493
Net asset value, offering and redemption price per share: (b)	$11.94

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Managed Allocation Fund
Investment Income:
Dividends	$11,362
Interest	38
Securities lending (net of fees)	36
Total income	11,436
Expenses:
Investment advisory fees	2,241
Administration fees	187
Custodian fees	25
Transfer agent fees	187
Trustees' fees	20
Compliance fees	2
Legal and audit fees	36
State registration and filing fees	14
Interest expense on Interfund lending	— (a)
Sub-Administration fees	7
Other expenses	54
Total expenses	2,773
Expenses waived/reimbursed by Adviser	(500)
Net expenses	2,273
Net Investment Income (Loss)	9,163
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(5,174)
Net change in unrealized appreciation/depreciation on investment securities	50,206
Net realized/unrealized gains (losses) on investments	45,032
Change in net assets resulting from operations	$54,195

(a)  Rounds to less than $1.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Managed Allocation Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$9,163	$13,137
Net realized gains (losses) from investments	(5,174)	(17,330)
Net change in unrealized appreciation (depreciation) on investments	50,206	(43,917)
Change in net assets resulting from operations	54,195	(48,110)
Change in net assets resulting from distributions to shareholders	—	(12,583)
Change in net assets resulting from capital transactions	(44,330)	(23,297)
Change in net assets	9,865	(83,990)
Net Assets:
Beginning of period	724,519	808,509
End of period	$734,384	$724,519
Capital Transactions:
Proceeds from shares issued	$23,143	$74,923
Distributions reinvested	—	12,583
Cost of shares redeemed	(67,473)	(110,803)
Change in net assets resulting from capital transactions	$(44,330)	$(23,297)
Share Transactions:
Issued	1,989	6,501
Reinvested	—	1,192
Redeemed	(5,761)	(9,730)
Change in Shares	(3,772)	(2,037)

See notes to financial statements.

6

This page is intentionally left blank.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Managed Allocation Fund
Six Months Ended November 30, 2019 (unaudited)	$11.10	0.14	(c)	0.70	0.84	—	—
Year Ended May 31, 2019	$12.01	0.20		(0.92)	(0.72)	(0.11)	(0.08)
Year Ended May 31, 2018	$11.61	0.23		0.46	0.69	(0.29)	—
Year Ended May 31, 2017	$10.90	0.24		0.72	0.96	(0.25)	—
Year Ended May 31, 2016	$11.99	0.24	(c)	(0.97)	(0.73)	(0.21)	(0.15)
Year Ended May 31, 2015	$11.99	0.23		— (g)	0.23	(0.23)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Reflects an increase in trading activity due to asset allocation shifts.

(e)  Reflects a return to normal trading levels after a prior year transition or allocation shift.

(f)  Reflects increased trading activity due to large shareholder redemptions.

(g)  Amount is less than $0.005 per share.

(h)  Reflects overall decrease in purchases and sales of securities.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Managed Allocation Fund
Six Months Ended November 30, 2019 (unaudited)	—	$11.94	7.57%	0.61%	2.46%	0.74%	$734,384	50%
Year Ended May 31, 2019	(0.19)	$11.10	(5.92)%	0.75%	1.72%	0.75%	$724,519	156	%(d)
Year Ended May 31, 2018	(0.29)	$12.01	5.91%	0.74%	1.83%	0.74%	$808,509	97	%(e)
Year Ended May 31, 2017	(0.25)	$11.61	8.94%	0.76%	2.13%	0.76%	$765,879	194	%(d)
Year Ended May 31, 2016	(0.36)	$10.90	(6.13)%	0.75%	2.09%	0.75%	$708,592	90	%(f)
Year Ended May 31, 2015	(0.23)	$11.99	1.98%	0.74%	2.04%	0.74%	$1,398,614	35	%(h)

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Managed Allocation Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$734,619	$—	$—	$734,619
Total	$734,619	$—	$—	$734,619

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2019, the Fund had no securities on loan.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$373,864	$409,139

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive its management fee from 0.60% to 0.44%. These waivers are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $1,875 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $366 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2019, the Fund had no subadvisers.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.05% of average daily net assets. Amounts incurred from July 1, 2019 through November 30, 2019 are $156 thousand and are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average daily net assets. Amounts incurred from June 1, 2019 through June 30, 2019 were $31 thousand and are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund based on an annual rate of 0.05% of average daily net assets plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $156 thousand. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $31 thousand. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 0.74%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, there are no amounts available to be repaid to the Advisor.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in higher portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

Because the Fund invests in stocks and other instruments whose value is tied to stocks, it is subject to stock market risk, which is the possibility that the value of the Fund's investments in stocks will decline regardless of the success or failure of a company's operations. In addition, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions and environments; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; less publicly available information about foreign issuers; difficulties in obtaining legal judgments; and foreign withholding taxes.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

There is a risk that the value of the Fund's investment in REITs will decrease because of a decline in real estate values more broadly. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT's manager(s); have limited diversification; and may be particularly sensitive to economic downturns or changes in interest rates, real estate values, cash flows of underlying real estate assets, occupancy rates, zoning laws, and tax laws. Because REITs are pooled investment vehicles that incur expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $2 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2019 were as follows:

Borrower or Lender	Amount Outstanding at November, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$468	5	2.99%	484

*  For the six months ended November 30, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$7,497	$5,086	$12,583

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$4,477	$(22,756)	$(17,950)	$(36,229)

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

For the most recent tax year ended May 31, 2019, the Fund utilized capital loss carryforwards of $898,000, to offset capital gains. At May 31, 2019, the Fund had no capital loss carryforwards, for federal income tax purposes. For the year ended May 31, 2019, the Fund deferred to June 1, 2019, post October capital losses of $22,756,000.

17

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,075.70	$1,021.95	$3.17	$3.08	0.61%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

18

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

93924-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Precious Metals and Minerals Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Supplemental Information	25
Expense Examples	25
Proxy Voting and Portfolio Holdings Information	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

Top 10 Equity Holdings*

11/30/19

(% of Net Assets)

Newmont Goldcorp Corp.	9.2%
Barrick Gold Corp.	9.1%
Newcrest Mining Ltd.	6.2%
Franco-Nevada Corp.	5.2%
Kinross Gold Corp.	4.7%
Kirkland Lake Gold Ltd.	4.7%
Detour Gold Corp.	4.2%
Agnico Eagle Mines Ltd.	4.0%
B2Gold Corp.	3.8%
Sibanye Gold Ltd.	3.1%

*  Does not include short-term investments purchased with cash collateral from securities loaned.

2

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund (continued)	November 30, 2019

  (Unaudited)

Porfolio Composition*:

11/30/19

(% of Net Assets)

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Metals & Mining (99.7%):
Agnico Eagle Mines Ltd. (a)	408,500	$24,347
Alacer Gold Corp. (b)	1,031,100	5,543
Alamos Gold, Inc.	982,100	5,568
Alio Gold, Inc. (a) (b)	512,400	309
AngloGold Ashanti Ltd.	932,744	17,457
Argonaut Gold, Inc. (b)	655,200	913
Asanko Gold, Inc. (a) (b) (c)	310,600	271
Axmin, Inc. (b) (c)	240,000	80
B2Gold Corp. (b)	6,209,957	22,958
Barrick Gold Corp., ADR	3,281,826	55,135
Centamin PLC	4,216,310	5,968
Centerra Gold, Inc. (b)	2,078,012	17,774
China Gold International Resources Corp. Ltd. (b)	516,300	393
Coeur Mining, Inc. (b)	61,306	402
Continental Gold, Inc. (b)	618,400	2,268
Detour Gold Corp. (b)	1,385,300	25,659
Dundee Precious Metals, Inc. (b)	1,781,264	6,800
Eldorado Gold Corp. (b)	278,600	2,184
Endeavour Mining Corp. (b)	311,957	5,959
Evolution Mining Ltd.	5,228,638	13,824
Franco-Nevada Corp.	320,500	31,534
Gold Fields Ltd., ADR	2,191,772	11,726
Gold Resource Corp.	202,002	901
Golden Star Resources Ltd. (a) (b)	464,607	1,538
Great Basin Gold Ltd. (b) (c) (d)	6,500,000	—	(e)
Great Basin Gold Ltd. (b) (c) (d)	8,566,400	—	(e)
Guyana Goldfields, Inc. (a) (b)	1,562,700	659
Harmony Gold Mining Co. Ltd. (b)	1,300,562	3,998
IAMGOLD Corp. (a) (b)	1,265,194	4,580
Kinross Gold Corp. (b)	6,551,532	28,368
Kirkland Lake Gold Ltd.	672,566	28,253
Koza Altin Isletmeleri AS (b)	210,243	2,688
Leagold Mining Corp. (b)	207,800	338
Lundin Gold, Inc. (b)	78,200	450
McEwen Mining, Inc. (a)	494,100	558
Nautilus Minerals, Inc. (b) (c) (d)	5,757,622	—	(e)
New Gold, Inc. (b)	1,183,000	1,015
Newcrest Mining Ltd.	1,802,214	37,486
Newmont Goldcorp Corp.	1,453,868	55,829
Northern Star Mining Corp. (b) (d)	375,000	—	(e)
Northern Star Resources Ltd.	1,443,189	9,359
Novagold Resources, Inc. (b)	421,400	2,932
OceanaGold Corp.	3,283,648	6,552
Osisko Gold Royalties Ltd. (a)	303,400	2,668
Perseus Mining Ltd. (b) (c)	5,838,238	3,341
Polymetal International PLC	965,842	14,550
Polyus PJSC	55,099	5,905
Premier Gold Mines Ltd. (b)	493,500	751

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Pretium Resources, Inc. (a) (b)	319,100	$3,111
Ramelius Resources Ltd. (b)	5,296,556	3,635
Regis Resources Ltd.	2,634,938	8,463
Royal Gold, Inc.	141,613	16,607
Sandstorm Gold Ltd. (a) (b)	1,079,600	7,227
Saracen Mineral Holdings Ltd. (b)	2,161,365	4,501
Seabridge Gold, Inc. (a) (b)	95,100	1,253
SEMAFO, Inc. (b)	1,634,750	3,434
Shandong Gold Mining Co. Ltd., Class H (a) (f)	911,750	1,878
Sibanye Gold Ltd. (b)	9,492,462	18,721
Silver Lake Resources Ltd. (a) (b)	4,043,361	3,035
SSR Mining, Inc. (a) (b)	1,143,061	17,900
St Barbara Ltd.	2,845,151	5,041
Teranga Gold Corp. (b)	227,200	975
TMAC Resources, Inc. (b)	98,100	258
Torex Gold Resources, Inc. (b)	1,012,700	15,243
Wesdome Gold Mines Ltd. (b)	578,000	3,799
Yamana Gold, Inc.	3,023,400	10,824
Zhaojin Mining Industry Co. Ltd., Class H	2,250,500	2,329
Zijin Mining Group Co. Ltd., Class H	19,678,000	7,365
		605,390
Total Common Stocks (Cost $543,332)		605,390
Rights (0.3%)
Materials (0.3%):
Pan American Silver Corp. (a) (b) (c) (d) (h)	2,400,000	1,720
Saracen Mineral Holdings Ltd. Expires 12/9/19 @ $2.95 (b) (d)	375,889	—
		1,720
Total Rights (Cost $1,502)		1,720
Collateral for Securities Loaned^ (2.1%)
HSBC US Government Money Market Fund, I Shares, 1.58% (g)	12,519,525	12,520
Total Collateral for Securities Loaned (Cost $12,520)		12,520
Total Investments (Cost $557,354) — 102.1%		619,630
Liabilities in excess of other assets — (2.1)%		(12,494)
NET ASSETS — 100.00%		$607,136

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2019, illiquid securities were 0.9% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund's net assets as of November 30, 2019. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(e)  Rounds to less than $1.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $1,878 (thousands) and amounted to 0.3% of net assets.

(g)  Rate disclosed is the daily yield on November 30, 2019.

(h)  Expiration is subject to contingencies upon first commercial shipment of silver concentrate from Escobal mines following resumption of operations. Rights are transferable and have a term of 10 years.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Precious Metals and Minerals Fund
Assets:
Investments, at value (Cost $557,354)	$619,630	(a)
Foreign currency, at value (Cost $790)	788
Cash and cash equivalents	152
Receivables:
Interest and dividends	258
Capital shares issued	482
Reclaims	9
From Adviser	9
Prepaid expenses	8
Total assets	621,336
Liabilities:
Payables:
Collateral received on loaned securities	12,520
Capital shares redeemed	156
Accrued foreign capital gains taxes	903
Accrued expenses and other payables:
Investment advisory fees	372
Administration fees	73
Custodian fees	16
Transfer agent fees	74
Compliance fees	—	(b)
12b-1 fees	2
Other accrued expenses	84
Total liabilities	14,200
Net Assets:
Capital	1,361,946
Total distributable earnings/(loss)	(754,810)
Net assets	$607,136
Net Assets
Fund Shares	559,158
Institutional Shares	26,731
Adviser Shares	21,247
Total	$607,136
Shares (unlimited number of shares authorized with no par value):
Fund Shares	36,793
Institutional Shares	1,724
Adviser Shares	1,413
Total	39,930
Net asset value, offering and redemption price per share: (c)
Fund Shares	$15.20
Institutional Shares	15.51
Adviser Shares	15.03

(a)  Includes $12,113 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Precious Metals and Minerals Fund
Investment Income:
Dividends	$2,868
Interest	63
Securities lending (net of fees)	67
Foreign tax withholding	(479)
Total income	2,519
Expenses:
Investment advisory fees	2,288
Administration fees — Fund Shares	422
Administration fees — Institutional Shares	13
Administration fees — Adviser Shares	15
12b-1 fees — Adviser Shares	26
Custodian fees	29
Transfer agent fees — Fund Shares	682
Transfer agent fees — Institutional Shares	13
Transfer agent fees — Adviser Shares	2
Trustees' fees	20
Compliance fees	1
Legal and audit fees	50
State registration and filing fees	28
Sub-Administration fees	9
Other expenses	70
Total expenses	3,668
Expenses waived/reimbursed by Adviser	(5)
Expenses waived/reimbursed by AMCO	(4)
Net expenses	3,659
Net Investment Income (Loss)	(1,140)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(101,168)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	227,558
Net change in accrued foreign taxes on unrealized gains	(192)
Net realized/unrealized gains (losses) on investments	126,198
Change in net assets resulting from operations	$125,058

See notes to financial statements.

8

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Precious Metals and Minerals Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$(1,140)	$(1,042)
Net realized gains (losses) from investments	(101,168)	(12,422)
Net change in unrealized appreciation (depreciation) on investments	227,366	(17,660)
Change in net assets resulting from operations	125,058	(31,124)
Change in net assets resulting from capital transactions	(25,201)	(23,062)
Change in net assets	99,857	(54,186)
Net Assets:
Beginning of period	507,279	561,465
End of period	$607,136	$507,279
Capital Transactions:
Fund Shares
Proceeds from shares issued	$40,307	$50,928
Cost of shares redeemed	(64,853)	(94,610)
Total Fund Shares	$(24,546)	$(43,682)
Institutional Shares
Proceeds from shares issued	$938	$31,991
Cost of shares redeemed	(880)	(12,919)
Total Institutional Shares	$58	$19,072
Adviser Shares
Proceeds from shares issued	$5,596	$6,048
Cost of shares redeemed	(6,309)	(4,500)
Total Adviser Shares	$(713)	$1,548
Change in net assets resulting from capital transactions	$(25,201)	$(23,062)
Share Transactions:
Fund Shares
Issued	2,618	4,375
Redeemed	(4,318)	(7,930)
Total Fund Shares	(1,700)	(3,555)
Institutional Shares
Issued	62	2,582
Redeemed	(58)	(1,140)
Total Institutional Shares	4	1,442
Adviser Shares
Issued	369	531
Redeemed	(430)	(382)
Total Adviser Shares	(61)	149
Change in Shares	(1,757)	(1,964)

See notes to financial statements.

9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Precious Metals & Minerals Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	$12.16	(0.03	)(d)	3.07	3.04	—	—
Year Ended May 31, 2019	$12.87	(0.03	)(d)	(0.68)	(0.71)	—	—
Year Ended May 31, 2018	$12.93	(0.05	)(d)	(0.01)	(0.06)	—	—
Year Ended May 31, 2017	$13.90	0.14		(0.60)	(0.46)	(0.51)	(0.51)
Year Ended May 31, 2016	$12.29	0.08		1.53 (e)	1.61	—	—
Year Ended May 31, 2015	$14.12	(0.06	)(d)	(1.61)	(1.67)	(0.16)	(0.16)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  During the year ended May 31, 2016, AMCO reimbursed the Fund Shares $50,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund Shares' net realized loss and total return was less than $0.005/0.005% per share.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Redemption fees added to beneficial interests	Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Precious Metals & Minerals Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	—	$15.20	25.00%		1.21%	(0.38)%	1.21%	$559,158	45%
Year Ended May 31, 2019	—	$12.16	(5.52)%		1.31%	(0.22)%	1.31%	$468,208	7%
Year Ended May 31, 2018	—	$12.87	(0.46)%		1.23%	(0.36)%	1.23%	$540,952	13%
Year Ended May 31, 2017	—	$12.93	(2.68)%		1.22%	0.02%	1.22%	$585,515	14%
Year Ended May 31, 2016	—	$13.90	13.10	%(e)	1.33%	(0.31)%	1.33%	$647,140	17%
Year Ended May 31, 2015	—	$12.29	(11.77)%		1.25%	(0.46)%	1.25%	$573,456	8%

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Precious Metals & Minerals Fund
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	$12.40	(0.01	)(d)	3.12	3.11	—	—
Year Ended May 31, 2019	$13.06	0.01		(0.67)	(0.66)	—	—
Year Ended May 31, 2018	$13.07	(0.01)		— (f)	(0.01)	—	—
Year Ended May 31, 2017	$13.98	0.07		(0.47)	(0.40)	(0.51)	(0.51)
Year Ended May 31, 2016	$12.34	0.01		1.63 (g)	1.64	—	—
Year Ended May 31, 2015	$14.17	(0.03)		(1.60)	(1.63)	(0.20)	(0.20)
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	$12.04	(0.04	)(d)	3.03	2.99	—	—
Year Ended May 31, 2019	$12.74	(0.03	)(d)	(0.67)	(0.70)	—	—
Year Ended May 31, 2018	$12.82	0.16		(0.24)	(0.08)	—	—
Year Ended May 31, 2017	$13.79	0.04		(0.50)	(0.46)	(0.51)	(0.51)
Year Ended May 31, 2016	$12.20	(0.04	)(d)	1.63 (g)	1.59	—	—
Year Ended May 31, 2015	$14.01	(0.08	)(d)	(1.58)	(1.66)	(0.15)	(0.15)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Effective June 6, 2018, AMCO has voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Redemption fees added to beneficial interests		Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Precious Metals & Minerals Fund
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	—		$15.51	25.08%		1.00%		(0.17)%	1.06%	$26,731	45%
Year Ended May 31, 2019	—		$12.40	(5.05)%		1.00	%(e)	0.12%	1.19%	$21,327	7%
Year Ended May 31, 2018	—		$13.06	(0.08)%		0.89%		(0.07)%	0.89%	$3,632	13%
Year Ended May 31, 2017	—		$13.07	(2.23)%		0.76%		0.46%	0.76%	$2,893	14%
Year Ended May 31, 2016	—		$13.98	13.29	%(g)	0.99%		0.13%	0.99%	$14,050	17%
Year Ended May 31, 2015	—		$12.34	(11.46)%		0.99%		(0.20)%	0.99%	$161,591	8%
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	—		$15.03	24.83%		1.32%		(0.50)%	1.32%	$21,247	45%
Year Ended May 31, 2019	—		$12.04	(5.49)%		1.38%		(0.27)%	1.38%	$17,744	7%
Year Ended May 31, 2018	—	(f)	$12.74	(0.62)%		1.30%		(0.43)%	1.30%	$16,881	13%
Year Ended May 31, 2017	—	(f)	$12.82	(2.68)%		1.30%		(0.04)%	1.30%	$18,309	14%
Year Ended May 31, 2016	—	(f)	$13.79	13.03	%(g)	1.37%		(0.36)%	1.37%	$16,873	17%
Year Ended May 31, 2015	—	(f)	$12.20	(11.83)%		1.39	%(h)	(0.60)%	1.39%	$12,357	8%

(f)  Amount is less than $0.005 per share.

(g)  During the year ended May 31, 2016, AMCO reimbursed the Institutional Shares and Adviser Shares $1,000, and $1,000, respectively, for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the net realized loss and total return of the Institutional Shares and Adviser Shares was less than $0.005/0.005% per share, respectively.

(h)  Prior to October 1, 2014, AMCO voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.45% of the Adviser Shares' average daily net assets.
See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Precious Metals & Minerals Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The Fund is classified as non-diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

The Adviser will monitor for events that materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$599,485	$5,905	$—	(a)	$605,390
Rights	—	—	1,720		1,720
Collateral for Securities Loaned	12,520	—	—		12,520
Total	$612,005	$5,905	$1,720		$619,630

(a)  Amount is less than $1.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$12,113	$—	$12,520

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$265,470	$284,715

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2019.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA funds. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semiannual reports may be viewed at usaa.com. As of November 30, 2019, certain USAA fund-of funds owned total outstanding shares of the Fund:

Affiliated USAA Fund	Ownership %
Cornerstone Conservative Fund	3.3
Cornerstone Equity Fund	4.7
Target Retirement Income Fund	3.7
Target Retirement 2020 Fund	6.4
Target Retirement 2030 Fund	14.5
Target Retirement 2040 Fund	16.1
Target Retirement 2050 Fund	9.0
Target Retirement 2060 Fund	1.1

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $1,952 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the funds within the Lipper Precious Metals Equity Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2019 through June 30, 2019, there were no performance adjustments for Fund Shares, Institutional Shares and Adviser Shares, respectively. Base fees incurred and paid to AMCO

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

from June 1, 2019 through June 30, 2019 were $336 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2019, the Fund had no subadvisers.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred from July 1, 2019 through November 30, 2019 are $360, $11, and $13 thousand for Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred from June 1, 2019 through June 30, 2019 are $62, $2, and $2 thousand for Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares', plus out-of pocket expenses.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $567, $11, and $2 thousand for the Fund Shares, Institutional Shares, and Adviser Shares, respectively. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $115, $2, and less than $1 thousand for the Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through November 30, 2019 are $22 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from June 1, 2019 through June 30, 2019 were $4 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 1.27%, 1.00%, and 1.34% for the Fund Shares, Institutional Shares, and Adviser Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$5

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of the Institutional Shares to 1.00% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, this expense limit is no longer in effect. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals and natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. The natural resources and precious metals and minerals industries can be significantly affected by global economic, financial, and political developments. Investments related to natural resources and precious metals and minerals may fluctuate in price significantly over short periods of time. However, because the market action of such securities has tended to move independently of the broader financial markets, the addition of these securities to a portfolio may reduce overall fluctuations in portfolio value.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a single issuer, such as a single stock or bond. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event compared to those of a diversified fund.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

7. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $1 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through November 30, 2019.

8. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$—	$(684,826)	$(195,041)	$(879,867)

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on passive foreign investment company, wash sales and mark-to-market adjustments.

As of the most recent tax year ended May 31, 2019, the Fund had net capital loss carryforwards ("CLCFs") not limited as a result of changes in Fund ownership during the year and in prior years and with no expiration date as summarized in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$14,983	$669,843	$684,826

24

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
Fund Shares	$1,000.00	$1,250.00	$1,018.95	$6.81	$6.11	1.21%
Institutional Shares	1,000.00	1,250.80	1,020.00	5.63	5.05	1.00%
Adviser Shares	1,000.00	1,248.30	1,018.40	7.42	6.66	1.32%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23408-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA Treasury Money Market Trust®

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	16
Expense Examples	16
Proxy Voting and Portfolio Holdings Information	16
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Treasury Money Market Trust	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek to provide investors maximum current income while maintaining the highest degree of safety and liquidity.

Portfolio Mix:

11/30/19

(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Treasury Money Market Trust	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (46.8%)
U.S. Treasury Bills 1.83%, 12/5/19 (a)	$82,700	$82,679
1.72%, 12/12/19 (a)	100,000	99,943
1.78%, 12/19/19 (a)	100,000	99,906
1.81%, 12/26/19 (a)	200,000	199,738
1.50%, 1/23/20 (a)	200,000	199,551
1.50%, 2/6/20 (a)	200,000	199,434
1.51%, 2/20/20 (a)	200,000	199,313
1.82%, 3/5/20 (a)	100,000	99,518
1.67%, 3/12/20 (a)	200,000	199,050
1.52%, 4/9/20 (a)	200,000	198,902
1.49%, 4/16/20 (a)	200,000	198,863
1.83%, 8/13/20 (a)	100,000	98,713
U.S. Treasury Notes 1.57%(USBMMY3M+0bps), 1/31/20 (b)	392,000	391,976
1.60%(USBMMY3M+3bps), 4/30/20 (b)	150,000	150,002
1.61%(USBMMY3M+4bps), 7/31/20 (b)	100,000	99,944
Total U.S. Treasury Obligations (Cost $2,517,532)		2,517,532
Repurchase Agreements (53.2%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 1.63%, purchase 11/29/19, due on 12/2/19, with a value of $2,860,388 (collateralized by U.S. Treasury Notes, 1.38%-3.38%, due 11/30/24-11/15/48, with a value of $2,917,204)	2,860,000	2,860,000
Total Repurchase Agreements (Cost $2,860,000)		2,860,000
Total Investments (Cost $5,377,532) — 100.0%		5,377,532
Other assets in excess of liabilities — 0.0% (c)		827
NET ASSETS — 100.00%		$5,378,359

(a)  Rate represents the effective yield at November 30, 2019.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2019.

(c)  Amount is less than 0.05%.

bps — Basis points

USBMMY3M — 3 Month Treasury Bill Rate

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Treasury Money Market Trust
Assets:
Investments, at value (Cost $5,377,532)	$5,377,532
Cash	1,302
Receivables:
Interest	1,131
Capital shares sold	26
Prepaid expenses	24
Total assets	5,380,015
Liabilities:
Accrued expenses and other payables:
Investment advisory fees	550
Administration fees	440
Custodian fees	49
Transfer agent fees	442
Compliance fees	1
Other accrued expenses	174
Total liabilities	1,656
Net Assets:
Capital	5,378,359
Net assets	$5,378,359
Shares (unlimited number of shares authorized with no par value):	5,378,359
Net asset value, offering and redemption price per share:	$1.00

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA Treasury Money Market Trust
Investment Income:
Interest	$53,541
Expenses:
Investment advisory fees	3,235
Administration fees	2,588
Custodian fees	89
Transfer agent fees	2,589
Trustees' fees	20
Compliance fees	13
Legal and audit fees	41
State registration and filing fees	24
Sub-Administration fees	13
Other expenses	251
Total expenses	8,863
Net Investment Income	44,678

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Treasury Money Market Trust
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income	$44,678	$82,178
Change in net assets resulting from operations	44,678	82,178
Change in net assets resulting from distributions to shareholders	(44,678)	(82,178)
Change in net assets resulting from capital transactions	519,361	1,126,639
Change in net assets	519,361	1,126,639
Net Assets:
Beginning of period	4,858,998	3,732,359
End of period	$5,378,359	$4,858,998
Capital Transactions:
Proceeds from shares issued	$5,799,561	$12,721,521
Distributions reinvested	44,658	82,115
Cost of shares redeemed	(5,324,858)	(11,676,997)
Change in net assets resulting from capital transactions	$519,361	$1,126,639
Share Transactions:
Issued	5,799,561	12,721,521
Reinvested	44,658	82,115
Redeemed	(5,324,858)	(11,676,997)
Change in Shares	519,361	1,126,639

See notes to financial statements.

6

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7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities		Net Investment Income		Total Distributions
USAA Treasury Money Market Trust
Six Months Ended November 30, 2019 (unaudited)	$1.00	0.01	(c)	0.01		(0.01)		(0.01)
Year Ended May 31, 2019	$1.00	0.02		0.02		(0.02)		(0.02)
Year Ended May 31, 2018	$1.00	0.01		0.01		(0.01)		(0.01)
Year Ended May 31, 2017	$1.00	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended May 31, 2016	$1.00	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended May 31, 2015	$1.00	—	(e)	—	(e)	—	(e)	—	(e)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Prior to August 1, 2017, AMCO voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

(e)  Amount is less than $0.005 per share.

(f)  Amount is less than 0.005%.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)		Net Investment Income(b)		Gross Expenses(b)	Net Assets, End of Period (000's)
USAA Treasury Money Market Trust
Six Months Ended November 30, 2019 (unaudited)	$1.00	0.86%		0.34%		1.73%		0.34%	$5,378,359
Year Ended May 31, 2019	$1.00	1.88%		0.35%		1.88%		0.35%	$4,858,998
Year Ended May 31, 2018	$1.00	0.89%		0.35	%(d)	0.91%		0.35%	$3,732,359
Year Ended May 31, 2017	$1.00	0.08%		0.35%		0.12%		0.39%	$2,626,050
Year Ended May 31, 2016	$1.00	—	%(f)	0.17%		—	%(f)	0.49%	$188,863
Year Ended May 31, 2015	$1.00	—	%(f)	0.06%		—	%(f)	0.52%	$119,654

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Treasury Money Market Trust (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Repurchase agreements are valued at cost.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2019, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly".

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.13% of the Fund's average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $2,731 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Fund's investment management fee was accrued daily and paid monthly at an annualized rate of 0.13% of the Fund's average daily net assets. Amounts incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $504 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.10% of average daily net assets. Amounts incurred from July 1, 2019 through November 30, 2019 are $2,185 thousand and are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.10% of average daily net assets. Amounts incurred from June 1, 2019 through June 30, 2019 were $403 thousand and are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund. Fees for these services are accrued daily and paid monthly at an annualized rate of the Fund's average daily net assets. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $2,186 thousand. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $403 thousand. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Distributor/Underwriting Services:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Prior to the Transaction on July 1, 2019, USAA Investment Management Company provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 0.35%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, there are no amounts available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

As a money market fund, the Fund is permitted, pursuant to applicable federal securities laws, to use amortized cost to value its portfolio securities and to transact at a stable $1 net asset value ("NAV") per share. The Fund intends to qualify as a government money market fund in compliance with the requirements of Rule 2a-7.

5. Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $10 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

6. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$82,178	$—	$82,178

As of the most recent tax year ended May 31, 2019, the Fund had no net capital loss carryforwards.

15

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
$1,000.00	$1,008.60	$1,023.30	$1.71	$1.72	0.34%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

16

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23416-0120

NOVEMBER 30, 2019

Semi Annual Report

USAA World Growth Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	22
Supplemental Information	32
Expense Examples	32
Proxy Voting and Portfolio Holdings Information	32
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA World Growth Fund	November 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation.

Top 10 Industries

11/30/19

(% of Net Assets)

Banks	8.2%
Capital Markets	5.8%
Pharmaceuticals	5.6%
Beverages	4.6%
Interactive Media & Services	3.9%
IT Services	3.8%
Software	3.8%
Technology Hardware, Storage & Peripherals	3.6%
Health Care Equipment & Supplies	3.6%
Oil, Gas & Consumable Fuels	3.5%

The Schedule of Portfolio Investments uses the Global Industry Classification Standard (GICS), which may differ from the Fund's compliance classification.

Top 10 Equity Holdings*

11/30/19

(% of Net Assets)

Microsoft Corp.	3.1%
Apple, Inc.	2.6%
JPMorgan Chase & Co.	2.0%
Roche Holding AG	2.0%
Mastercard, Inc.	2.0%
Honeywell International, Inc.	1.8%
Bank of America Corp.	1.6%
PepsiCo, Inc.	1.5%
Alphabet, Inc.	1.5%
Johnson & Johnson	1.5%

*  Does not include short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA World Growth Fund (continued)	November 30, 2019

  (Unaudited)

Country Allocation:

11/30/19

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (1.5%):
Financials (0.4%):
Macquarie Group Ltd.	60,983	$5,697
Health Care (1.1%):
CSL Ltd.	85,463	16,395
		22,092
Austria (0.1%):
Financials (0.1%):
Erste Group Bank AG	31,039	1,110
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV (a)	75,402	5,497
Bermuda (0.6%):
Industrials (0.6%):
Triton International Ltd.	224,607	8,508
Brazil (0.1%):
Consumer Staples (0.1%):
Ambev SA	239,129	1,020
Canada (2.2%):
Energy (0.4%):
Parex Resources, Inc. (b)	375,050	5,549
Industrials (1.2%):
Canadian National Railway Co.	68,860	6,272
Canadian Pacific Railway Ltd.	46,968	11,125
		17,397
Materials (0.6%):
Kirkland Lake Gold Ltd.	190,138	7,987
		30,933
China (1.6%):
Communication Services (1.0%):
Tencent Holdings Ltd.	333,800	14,085
Financials (0.6%):
Industrial & Commercial Bank of China Ltd., Class H	11,386,000	8,115
		22,200
Curacao (0.1%):
Energy (0.1%):
Schlumberger Ltd.	33,669	1,219

See notes to financial statements.

4

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Denmark (0.9%):
Consumer Staples (0.9%):
Carlsberg A/S, Class B	14,421	$2,075
Royal Unibrew A/S	116,763	10,511
		12,586
France (6.8%):
Consumer Discretionary (2.0%):
Faurecia SE	128,240	6,797
Hermes International	1,086	814
LVMH Moet Hennessy Louis Vuitton SE	45,629	20,426
		28,037
Consumer Staples (0.8%):
Danone SA	69,027	5,679
Pernod Ricard SA (a)	32,107	5,898
		11,577
Energy (0.7%):
Total SA	199,127	10,444
Financials (1.3%):
BNP Paribas SA	328,992	18,442
Health Care (0.1%):
Essilor Luxottica SA	9,755	1,515
Industrials (0.8%):
Legrand SA	47,596	3,758
Schneider Electric SE	85,590	8,256
		12,014
Materials (1.1%):
Air Liquide SA	27,179	3,685
Arkema SA	107,973	11,188
		14,873
		96,902
Germany (1.6%):
Financials (0.1%):
Deutsche Boerse AG	9,925	1,519
Health Care (0.7%):
Bayer AG, Registered Shares	83,168	6,281
Merck KGaA	25,872	3,019
		9,300
Industrials (0.7%):
Brenntag AG	35,809	1,908
MTU Aero Engines Holding AG	10,012	2,710
Washtec AG	104,721	6,100
		10,718

See notes to financial statements.

5

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.1%):
Deutsche Wohnen SE	28,834	$1,126
		22,663
Hong Kong (0.5%):
Energy (0.5%):
CNOOC Ltd.	4,861,792	7,058
Indonesia (0.5%):
Communication Services (0.5%):
Telekomunikasi Indonesia Persero Tbk PT	26,195,600	7,280
Ireland (1.9%):
Communication Services (0.2%):
WPP PLC	279,492	3,609
Industrials (1.0%):
Eaton Corp. PLC	154,498	14,291
Information Technology (0.7%):
Accenture PLC, Class A	46,342	9,322
		27,222
Israel (0.3%):
Information Technology (0.3%):
Check Point Software Technologies Ltd. (b)	36,530	4,306
Italy (2.2%):
Financials (0.5%):
Banca Generali SpA	236,651	7,805
Health Care (0.6%):
Recordati SpA	204,358	8,566
Utilities (1.1%):
Enel SpA	2,060,811	15,574
		31,945
Japan (7.5%):
Consumer Discretionary (1.8%):
Hikari Tsushin, Inc.	30,800	7,190
Toyota Motor Corp.	191,200	13,379
United Arrows Ltd.	150,400	4,530
		25,099
Financials (1.0%):
Jafco Co. Ltd.	117,400	4,530
Resona Holdings, Inc.	2,149,500	9,124
		13,654
Health Care (1.8%):
As One Corp.	105,400	9,087
Hoya Corp.	139,900	12,784
Olympus Corp.	199,600	2,965
		24,836

See notes to financial statements.

6

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (2.2%):
en-japan, Inc.	191,300	$8,945
Hitachi Construction Machinery Co. Ltd.	371,800	9,814
Kubota Corp.	299,300	4,622
Kyowa Exeo Corp.	91,900	2,394
OKUMA Corp.	109,900	6,082
		31,857
Information Technology (0.4%):
Ulvac, Inc.	143,600	5,655
Materials (0.3%):
DIC Corp.	177,300	4,818
		105,919
Korea, Republic Of (1.0%):
Information Technology (1.0%):
Samsung Electronics Co. Ltd.	333,751	14,269
		14,269
Macau (0.5%):
Consumer Discretionary (0.5%):
Sands China Ltd.	122,400	579
Wynn Macau Ltd. (a)	2,910,400	6,401
		6,980
Mexico (0.4%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV	159,363	838
Industrials (0.3%):
Promotora y Operadora de Infraestructura SAB de CV	443,220	4,234
		5,072
Netherlands (1.3%):
Consumer Staples (0.2%):
Heineken NV	29,201	3,025
Industrials (0.8%):
Wolters Kluwer NV	151,867	10,906
Materials (0.3%):
Akzo Nobel NV	47,731	4,571
		18,502
Norway (0.6%):
Energy (0.3%):
Aker BP ASA (a)	152,376	4,366
Financials (0.3%):
SpareBank 1 SMN	466,280	4,851
		9,217

See notes to financial statements.

7

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Russian Federation (0.3%):
Materials (0.3%):
Evraz PLC	1,005,387	$4,814
Singapore (1.1%):
Financials (1.1%):
Singapore Exchange Ltd.	2,404,600	15,560
Spain (0.3%):
Industrials (0.3%):
Aena SME SA (c)	21,529	3,950
Sweden (2.0%):
Consumer Staples (0.5%):
Essity AB, Class B	243,911	7,668
Industrials (1.5%):
Atlas Copco AB, Class B	477,548	15,443
Nolato AB, Class B	96,350	5,334
		20,777
		28,445
Switzerland (3.4%):
Consumer Discretionary (0.3%):
Compagnie Financiere Richemont SA, Registered Shares	48,594	3,686
Consumer Staples (0.7%):
Nestle SA, Registered Shares	90,079	9,358
Financials (0.3%):
Julius Baer Group Ltd.	30,837	1,453
UBS Group AG, Registered Shares	239,850	2,905
		4,358
Health Care (2.0%):
Roche Holding AG	91,241	28,139
Sonova Holding AG, Registered Shares	3,437	785
		28,924
Industrials (0.1%):
Adecco Group AG	28,539	1,767
		48,093
Thailand (0.0%): (d)
Financials (0.0%): (d)
Kasikornbank PCL	110,000	565
United Kingdom (6.7%):
Consumer Discretionary (1.2%):
Aptiv PLC	19,869	1,865
Burberry Group PLC	69,133	1,880
Compass Group PLC	121,948	2,988

See notes to financial statements.

8

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Next PLC	94,583	$8,263
Whitbread PLC	32,792	1,947
		16,943
Consumer Staples (2.4%):
Britvic PLC	412,321	5,160
Diageo PLC	402,247	16,432
Reckitt Benckiser Group PLC	84,767	6,653
Unilever PLC	105,010	6,219
		34,464
Financials (0.9%):
Aon PLC	21,125	4,301
Close Brothers Group PLC	275,104	5,286
HSBC Holdings PLC	435,775	3,246
		12,833
Industrials (0.5%):
RELX PLC	312,945	7,575
Materials (1.7%):
Croda International PLC	53,286	3,430
Linde PLC	36,620	7,540
Rio Tinto PLC	228,197	12,421
		23,391
		95,206
United States (52.2%):
Communication Services (5.7%):
Alphabet, Inc., Class C (b)	16,697	21,789
Comcast Corp., Class A	233,823	10,323
Facebook, Inc., Class A (b)	100,054	20,175
Omnicom Group, Inc.	20,248	1,609
The Walt Disney Co.	51,671	7,832
Verizon Communications, Inc.	310,038	18,677
		80,405
Consumer Discretionary (5.0%):
Amazon.com, Inc. (b)	10,907	19,641
eBay, Inc.	75,898	2,696
Harley-Davidson, Inc.	26,642	969
Marriott International, Inc., Class A	19,692	2,764
McDonald's Corp.	58,914	11,458
Ross Stores, Inc.	132,604	15,402
Sally Beauty Holdings, Inc. (b)	34,268	632
The TJX Cos., Inc.	281,774	17,225
Wynn Resorts Ltd.	4,983	602
		71,389
Consumer Staples (4.2%):
Colgate-Palmolive Co.	261,506	17,736
Kellogg Co.	45,273	2,948

See notes to financial statements.

9

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	161,209	$21,897
The Estee Lauder Cos., Inc.	86,951	16,996
		59,577
Energy (1.6%):
ConocoPhillips	148,931	8,927
National Oilwell Varco, Inc.	23,294	525
Phillips 66	121,135	13,897
		23,349
Financials (8.2%):
American Express Co.	36,651	4,403
Bank of America Corp.	676,402	22,538
CME Group, Inc.	24,600	4,987
JPMorgan Chase & Co.	217,128	28,609
MSCI, Inc.	59,220	15,349
State Street Corp.	63,534	4,771
TD Ameritrade Holding Corp.	65,254	3,382
The Bank of New York Mellon Corp.	97,116	4,756
The Goldman Sachs Group, Inc.	18,067	3,999
The PNC Financial Services Group, Inc.	82,493	12,639
The Progressive Corp.	154,004	11,250
		116,683
Health Care (8.6%):
Abbott Laboratories	61,914	5,291
Amedisys, Inc. (b)	69,933	11,396
Amgen, Inc.	65,483	15,370
CVS Health Corp.	184,721	13,904
Eli Lilly & Co.	96,353	11,307
Johnson & Johnson	157,684	21,680
Medtronic PLC	96,582	10,758
Stryker Corp.	30,189	6,185
The Cooper Co., Inc.	11,836	3,706
Thermo Fisher Scientific, Inc.	35,994	11,300
Waters Corp. (b)	18,620	4,135
Zimmer Biomet Holdings, Inc.	44,555	6,473
		121,505
Industrials (4.8%):
3M Co.	79,069	13,423
Equifax, Inc.	23,235	3,244
HD Supply Holdings, Inc. (b)	173,549	6,911
Honeywell International, Inc.	143,962	25,704
Kansas City Southern	47,125	7,183
NOW, Inc. (b)	13,620	153
Resideo Technologies, Inc. (b)	8,359	82
Union Pacific Corp.	16,746	2,947
United Parcel Service, Inc., Class B	36,430	4,362
United Technologies Corp.	25,931	3,847
		67,856

See notes to financial statements.

10

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (11.9%):
Amphenol Corp., Class A	18,864	$1,962
Apple, Inc.	140,406	37,523
Cisco Systems, Inc.	384,122	17,405
Cognizant Technology Solutions Corp., Class A	53,905	3,456
Mastercard, Inc., Class A	95,463	27,897
Microchip Technology, Inc. (a)	15,557	1,471
Microsoft Corp.	290,015	43,902
Oracle Corp.	91,966	5,163
PayPal Holdings, Inc. (b)	22,047	2,381
Texas Instruments, Inc.	144,344	17,352
Visa, Inc., Class A	60,345	11,134
		169,646
Materials (0.3%):
PPG Industries, Inc.	34,641	4,463
Real Estate (0.9%):
Liberty Property Trust	201,936	12,443
Utilities (1.0%):
MGE Energy, Inc.	183,558	14,229
		741,545
Total Common Stocks (Cost $1,120,698)		1,400,678
Preferred Stocks (0.5%)
Brazil (0.5%):
Financials (0.5%):
Itau Unibanco Holding SA	853,800	7,019
Total Preferred Stocks (Cost $8,287)		7,019
Collateral for Securities Loaned^ (0.9%)
United States (0.9%):
HSBC US Government Money Market Fund, I Shares, 1.58% (e)	12,574,785	12,575
Total Collateral for Securities Loaned (Cost $12,575)		12,575
Total Investments (Cost $1,141,560) — 100.0%		1,420,272
Other assets in excess of liabilities — 0.0% (d)		494
NET ASSETS — 100.00%		$1,420,766

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of November 30, 2019, the fair value of these securities was $3,950 (thousands) and amounted to 0.3% of net assets.

See notes to financial statements.

11

USAA Mutual Funds Trust USAA World Growth Fund	Schedule of Portfolio Investments — continued November 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on November 30, 2019.

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA World Growth Fund
Assets:
Investments, at value (Cost $1,141,560)	$1,420,272	(a)
Foreign currency, at value (Cost $491)	484
Cash and cash equivalents	10,548
Receivables:
Interest and dividends	1,787
Capital shares issued	404
Reclaims	2,161
From Adviser	12
Prepaid expenses	11
Total assets	1,435,679
Liabilities:
Payables:
Collateral received on loaned securities	12,575
Investments purchased	269
Capital shares redeemed	763
Accrued foreign capital gains taxes	50
Accrued expenses and other payables:
Investment advisory fees	870
Administration fees	173
Custodian fees	42
Transfer agent fees	83
Compliance fees	—	(b)
12b-1 fees	1
Other accrued expenses	87
Total liabilities	14,913
Net Assets:
Capital	711,018
Total distributable earnings/(loss)	709,748
Net assets	$1,420,766
Net Assets
Fund Shares	$1,397,896
Institutional Shares	13,830
Adviser Shares	9,040
Total	$1,420,766
Shares (unlimited number of shares authorized with no par value):
Fund Shares	40,302
Institutional Shares	399
Adviser Shares	260
Total	40,961
Net asset value, offering and redemption price per share: (c)
Fund Shares	$34.69
Institutional Shares	34.72
Adviser Shares	34.70

(a)  Includes $11,893 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2019

(Amounts in Thousands)  (Unaudited)

USAA World Growth Fund
Investment Income:
Dividends	$13,651
Interest	217
Securities lending (net of fees)	9
Foreign tax withholding	(500)
Total income	13,377
Expenses:
Investment advisory fees	5,197
Administration fees — Fund Shares	1,014
Administration fees — Institutional Shares	7
Administration fees — Adviser Shares	6
12b-1 fees — Adviser Shares	11
Custodian fees	61
Transfer agent fees — Fund Shares	863
Transfer agent fees — Institutional Shares	7
Transfer agent fees — Adviser Shares	3
Trustees' fees	20
Compliance fees	3
Legal and audit fees	51
State registration and filing fees	27
Sub-Administration fees	14
Other expenses	84
Total expenses	7,368
Expenses waived/reimbursed by Adviser	(8)
Expenses waived/reimbursed by AMCO	(6)
Net expenses	7,354
Net Investment Income (Loss)	6,023
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	408,183
Foreign taxes on realized gains	(35)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(248,434)
Net change in accrued foreign taxes on unrealized gains	(5)
Net realized/unrealized gains (losses) on investments	159,709
Change in net assets resulting from operations	$165,732

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA World Growth Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
From Investments:
Operations:
Net investment income (loss)	$6,023	$14,474
Net realized gains (losses) from investments	408,148	45,224
Net change in unrealized appreciation (depreciation) on investments	(248,439)	(18,728)
Change in net assets resulting from operations	165,732	40,970
Distributions to Shareholders:
Fund Shares	—	(79,970)
Institutional Shares	—	(695)
Adviser Shares	—	(564)
Change in net assets resulting from distributions to shareholders	—	(81,229)
Change in net assets resulting from capital transactions	(46,327)	(52,501)
Change in net assets	119,405	(92,760)
Net Assets:
Beginning of period	1,301,361	1,394,121
End of period	$1,420,766	$1,301,361

(continues on next page)

See notes to financial statements.

15

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA World Growth Fund
	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Capital Transactions:
Fund Shares
Proceeds from shares issued	$33,969	$65,889
Distributions reinvested	—	78,879
Cost of shares redeemed	(79,815)	(178,538)
Total Fund Shares	$(45,846)	$(33,770)
Institutional Shares
Proceeds from shares issued	$472	$2,667
Distributions reinvested	—	363
Cost of shares redeemed	(830)	(20,065)
Total Institutional Shares	$(358)	$(17,035)
Adviser Shares
Proceeds from shares issued	$275	$523
Distributions reinvested	—	175
Cost of shares redeemed	(398)	(2,394)
Total Adviser Shares	$(123)	$(1,696)
Change in net assets resulting from capital transactions	$(46,327)	$(52,501)
Share Transactions:
Fund Shares
Issued	1,033	2,120
Reinvested	—	2,792
Redeemed	(2,429)	(5,761)
Total Fund Shares	(1,396)	(849)
Institutional Shares
Issued	15	85
Reinvested	—	13
Redeemed	(25)	(638)
Total Institutional Shares	(10)	(540)
Adviser Shares
Issued	8	17
Reinvested	—	6
Redeemed	(12)	(76)
Total Adviser Shares	(4)	(53)
Change in Shares	(1,410)	(1,442)

See notes to financial statements.

16

This page is intentionally left blank.

17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA World Growth Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	$30.71	0.14	(d)	3.84	3.98	—	—
Year Ended May 31, 2019	$31.82	0.33		0.51	0.84	(0.28)	(1.67)
Year Ended May 31, 2018	$31.16	0.30		1.78	2.08	(0.23)	(1.19)
Year Ended May 31, 2017	$27.20	0.19		4.55	4.74	(0.21)	(0.57)
Year Ended May 31, 2016	$28.69	0.21		(0.95)	(0.74)	(0.19)	(0.56)
Year Ended May 31, 2015	$28.00	0.24		1.16	1.40	(0.28)	(0.43)
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	$30.74	0.16	(d)	3.82	3.98	—	—
Year Ended May 31, 2019	$31.75	0.38		0.48	0.86	(0.20)	(1.67)
Year Ended May 31, 2018	$31.14	0.29		1.80	2.09	(0.29)	(1.19)
Year Ended May 31, 2017	$27.14	0.20		4.55	4.75	(0.18)	(0.57)
August 7, 2015 (f) through May 31, 2016	$28.83	0.24		(1.11)	(0.87)	(0.26)	(0.56)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Effective October 1, 2018, AMCO had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

(f)  Commencement of operations.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA World Growth Fund
Fund Shares
Six Months Ended November 30, 2019 (unaudited)	—	—	$34.69	12.96%	1.07%		0.88%	1.07%	$1,397,896	81%
Year Ended May 31, 2019	(1.95)	—	$30.71	3.23%	1.09%		1.09%	1.09%	$1,280,661	8%
Year Ended May 31, 2018	(1.42)	—	$31.82	6.68%	1.10%		0.98%	1.10%	$1,353,880	10%
Year Ended May 31, 2017	(0.78)	—	$31.16	17.81%	1.13%		0.72%	1.13%	$1,319,357	12%
Year Ended May 31, 2016	(0.75)	—	$27.20	(2.49)%	1.17%		0.81%	1.17%	$1,157,148	10%
Year Ended May 31, 2015	(0.71)	—	$28.69	5.10%	1.17%		0.91%	1.17%	$1,208,909	9%
Institutional Shares
Six Months Ended November 30, 2019 (unaudited)	—	—	$34.72	12.98%	1.00%		0.95%	1.13%	$13,830	81%
Year Ended May 31, 2019	(1.87)	—	$30.74	3.29%	1.05	%(e)	1.13%	1.11%	$12,567	8%
Year Ended May 31, 2018	(1.48)	—	$31.75	6.70%	1.10%		1.19%	1.10%	$30,127	10%
Year Ended May 31, 2017	(0.75)	—	$31.14	17.89%	1.09%		0.78%	1.37%	$6,877	12%
August 7, 2015 (f) through May 31, 2016	(0.82)	—	$27.14	(2.92)%	1.10%		1.11%	1.54%	$5,228	10%

(continues on next page)

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA World Growth Fund
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	$30.77	0.10	(d)	3.83	3.93	—	—
Year Ended May 31, 2019	$31.86	0.24	(d)	0.53	0.77	(0.19)	(1.67)
Year Ended May 31, 2018	$31.07	0.18	(d)	1.80	1.98	— (e)	(1.19)
Year Ended May 31, 2017	$27.13	0.12		4.53	4.65	(0.14)	(0.57)
Year Ended May 31, 2016	$28.55	0.14		(0.93)	(0.79)	(0.07)	(0.56)
Year Ended May 31, 2015	$27.90	0.19		1.13	1.32	(0.24)	(0.43)
*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA World Growth Fund
Adviser Shares
Six Months Ended November 30, 2019 (unaudited)	—	—		$34.70	12.77%	1.35%		0.60%	1.47%	$9,040	81%
Year Ended May 31, 2019	(1.86)	—		$30.77	2.98%	1.35%		0.76%	1.46%	$8,133	8%
Year Ended May 31, 2018	(1.19)	—	(e)	$31.86	6.36%	1.39	%(f)	0.57%	1.43%	$10,114	10%
Year Ended May 31, 2017	(0.71)	—	(e)	$31.07	17.50%	1.42%		0.45%	1.42%	$19,722	12%
Year Ended May 31, 2016	(0.63)	—	(e)	$27.13	(2.72)%	1.42%		0.49%	1.42%	$16,580	10%
Year Ended May 31, 2015	(0.67)	—	(e)	$28.55	4.84%	1.38	%(g)	0.72%	1.38%	$26,797	9%

(f)  Effective October 1, 2017 AMCO had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.35% of the Adviser Shares' average daily net assets.

(g)  Effective October 1, 2014 AMCO had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.60% of the Adviser Shares' average daily net assets.

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2019

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA World Growth Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services ("SAS"), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings Inc., a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The Transaction closed on July 1, 2019. A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("VCM" or "Adviser"). Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and Victory Capital Transfer Agency Company replaced SAS as the Fund's transfer agent. In addition, effective on that same date, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee. Effective July 1, 2019, Citibank, N.A. is the new custodian for the USAA Mutual Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Trust's Board of Trustees (the "Board") has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,252,491	$148,187	$—	$1,400,678
Preferred Stocks	7,019			7,019
Collateral for Securities Loaned	12,575	—	—	12,575
Total	$1,272,085	$148,187	$—	$1,420,272

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100,000. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2019.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$11,893	$—	$12,575

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2019 were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$1,085,559	$1,121,191

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2019.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory and Management Fees:

Effective with the Transaction on July 1, 2019, investment advisory services are provided to the Fund by the Adviser, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM from July 1, 2019 through November 30, 2019 are $4,318 thousand and are reflected on the Statement of Operations as Investment Advisory fees.

Prior to the Transaction on July 1, 2019, AMCO provided investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, AMCO was responsible for managing the business and affairs of the Fund, and for directly managing day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The investment management fee for the Fund was comprised of a base fee and a performance adjustment. The Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets.

Effective with the Transaction on July 1, 2019, no performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

Prior to the Transaction on July 1, 2019, the performance adjustment for each share class was calculated monthly by comparing the Fund's performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the funds within the Lipper Global Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period June 1, 2019 through June 30, 2019, no performance adjustments were applied for Fund Shares, Institutional Shares and Adviser Shares, respectively. Base fees incurred and paid to AMCO from June 1, 2019 through June 30, 2019 were $879 thousand and reflected on the Statement of Operations as Investment Advisory fees.

Effective with the Transaction on July 1, 2019, the Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

Effective July 1, 2019, VCM entered into an Investment Subadvisory Agreement with MFS Investment Management ("MFS"), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Prior to July 1, 2019, AMCO entered into an Investment Subadvisory Agreement with MFS, under which MFS directed the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by AMCO). This arrangement provided for monthly fees that were paid by AMCO. AMCO (not the Fund) paid the subadviser fees.

Administration and Servicing Fees:

Effective with the Transaction on July 1, 2019, VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred from July 1, 2019 through November 30, 2019 are $850, $6, and $5 thousand for Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Prior to the Transaction on July 1, 2019, AMCO provided certain administration and servicing functions for the Fund. For such services, AMCO received a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets for both the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred from June 1, 2019 through June 30, 2019 are $164, $1, and $1 thousand for Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are presented on the Statement of Operations as Administration fees.

Effective with the Transaction on July 1, 2019, the Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO") , and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the period from July 1, 2019 to November 30, 2019 are reflected on the Statement of Operations as Compliance fees.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Effective with the Transaction on July 1, 2019, Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, AMCO also provided certain compliance and legal services for the benefit of the Fund prior to the Transaction on July 1, 2019. The Board approved the reimbursement of a portion of these expenses incurred by AMCO.

Transfer Agency Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, USAA Shareholder Account Services ("SAS")), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares', plus out-of pocket expenses. Amounts incurred and paid to VCTA from July 1, 2019 through November 30, 2019 was $716, $6, and $3 thousand for the Fund Shares, Institutional Shares, and Adviser Shares, respectively. Amounts incurred and paid to SAS from June 1, 2019 through June 30, 2019 was $147, $1, and less than $1 thousand for the Fund Shares, Institutional Shares, and Adviser Shares, respectively. These amounts are reflected on the Statement of Operations as Transfer Agent fees.

Effective with the Transaction on July 1, 2019, FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Effective with the Transaction on July 1, 2019, Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the Adviser Shares pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Adviser Shares. Amounts incurred and paid to the Distributor from July 1, 2019 through November 30, 2019 are $9 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge.

Prior to the Transaction on July 1, 2019, the Fund adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares paid fees to USAA Investment Management Company ("IMCO"), the distributor, for distribution and shareholder services. IMCO paid all or a portion of such fees to intermediaries that made the Adviser Shares available for investment by their customers. The fee was accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. IMCO also provided exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and received no fee or other compensation for these services, but may have received 12b-1 fees as described above, with respect to Adviser Shares. Amounts incurred and paid to IMCO from June 1, 2019 through June 30, 2019 were $2 thousand and reflected on the Statement of Operations as 12b-1 Fees.

Other Fees:

Prior to the Transaction on July 1, 2019, State Street Bank and Trust Company served as the Fund's accounting agent and custodian.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

Effective July 1, 2019, Citibank, N.A., serves as the Fund's custodian.

The Trust pays an annual retainer and quarterly meeting fees to each Independent Trustee and a retainer and quarterly meeting fees to each Chair of each Committee of the Board, of which there are four positions. The Chair of the Board also receives an annual retainer. The aggregate amount of the fees and expenses of the Independent Trustees and Chair are allocated amongst all the funds in the Trust and are presented in the Statement of Operations. Amounts incurred during the six month period ended November 30, 2019 are reflected on the Statement of Operations as Trustees' fees.

K&L Gates LLP provides legal services to the Trust.

Effective with the Transaction on July 1, 2019, the Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. Effective July 1, 2019 through November 30, 2019, the expense limit (excluding voluntary waivers) is 1.09%, 1.00%, and 1.35% for the Fund Shares, Institutional Shares, and Adviser Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended November 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 05/31/2023
$8

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2019.

Prior to the Transaction on July 1, 2019, AMCO agreed, through September 30, 2019, to limit the total annual operating expenses of the Institutional Shares and Advisor Shares to 1.00% and 1.35%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares and Advisor Shares for all expenses in excess of those amounts. Effective with the Transaction on July 1, 2019, these expense limits are no longer in effect. For the period June 1, 2019 through June 30, 2019, the Fund incurred reimbursements of $6 thousand. These amounts are reflected on the Statement of Operations as Expenses waived/reimbursed by AMCO.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks,

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in the countries or regions in which the Fund invests. As such, the Fund's performance could be more volatile than the performance of more geographically diversified funds. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6. Borrowing and Interfund Lending:

Line of Credit:

Effective with the Transaction on July 1, 2019, the Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex could borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Prior to the Transaction on July 1, 2019, the line of credit among the Trust, with respect to its funds, and USAA Capital Corporation ("CAPCO") terminated. For the period from June 1, 2019 to June 30, 2019, the Fund paid CAPCO facility fees of $3 thousand.

The Fund had no borrowings under either agreement with Citibank or CAPCO during the six months ended November 30, 2019.

Interfund Lending:

Effective with the Transaction on July 1, 2019, the Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under Interest expense on Interfund lending. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the period July 1, 2019 through November 30, 2019.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2019

  (Unaudited)

regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2020.

The tax character of distributions paid during the most recent tax year ended were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Year Ended May 31, 2019
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$13,991	$67,238	$81,229

As of the most recent tax year ended May 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$10,765	$8,956	$524,295	$544,016

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and non-REIT return of capital dividend adjustments.

As of the most recent tax year ended May 31, 2019, the Fund had no net capital loss carryforwards.

31

USAA Mutual Funds Trust	Supplemental Information November 30, 2019

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/19	Actual Ending Account Value 11/30/19	Hypothetical Ending Account Value 11/30/19	Actual Expenses Paid During Period 6/1/19- 11/30/19*	Hypothetical Expenses Paid During Period 6/1/19- 11/30/19*	Annualized Expense Ratio During Period 6/1/19- 11/30/19
Fund Shares	$1,000.00	$1,129.60	$1,019.65	$5.70	$5.40	1.07%
Institutional Shares	1,000.00	1,129.80	1,020.00	5.32	5.05	1.00%
Adviser Shares	1,000.00	1,127.70	1,018.25	7.18	6.81	1.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

32

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
usaa.com	(800) 235-8396

23412-0120

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by the Adviser or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Funds Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	February 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	February 4, 2020

By (Signature and Title)*	/s/ James D. De Vries
James K. De Vries, Principal Financial Officer

Date	February 4, 2020